UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2009

Date of reporting period: July 31, 2008

Item 1.	Schedules of Investments

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.75%

REITs - APARTMENTS—19.55%
Apartment Investment and Management Co. Class A(a)	1,266,038	$43,260,518
AvalonBay Communities Inc.(a)	1,046,302	104,326,772
BRE Properties Inc. Class A(a)	702,846	34,355,113
Camden Property Trust(a)	740,911	36,438,003
Equity Residential	3,631,497	156,771,726
Essex Property Trust Inc.(a)	357,255	43,352,894
UDR Inc.	1,829,981	46,737,715

		465,242,741
REITs - DIVERSIFIED—11.66%
Cousins Properties Inc.(a)	550,079	12,085,236
Duke Realty Corp.	1,832,404	45,315,351
Liberty Property Trust	1,290,938	46,990,143
Vornado Realty Trust(a)	1,819,732	173,001,921

		277,392,651
REITs - HEALTH CARE—8.01%
HCP Inc.	3,058,755	110,329,293
Ventas Inc.(a)	1,791,685	80,374,989

		190,704,282
REITs - HOTELS—3.78%
Host Hotels & Resorts Inc.	6,857,520	89,902,087

		89,902,087
REITs - OFFICE PROPERTY—13.84%
Alexandria Real Estate Equities Inc.(a)	443,117	45,756,261
Boston Properties Inc.(a)	1,582,523	152,222,887
Douglas Emmett Inc.	1,334,344	31,397,114
Mack-Cali Realty Corp.(a)	944,916	36,265,876
SL Green Realty Corp.	764,948	63,750,766

		329,392,904
REITs - REGIONAL MALLS—14.47%
General Growth Properties Inc.(a)	3,488,384	95,616,605
Macerich Co. (The)(a)	987,353	54,630,242
Simon Property Group Inc.	2,094,962	194,056,330

		344,303,177

REITs - SHOPPING CENTERS—13.10%
Developers Diversified Realty Corp.	1,634,356	52,234,018
Federal Realty Investment Trust(a)	747,532	54,278,299
Kimco Realty Corp.(a)	3,297,481	116,368,105
Regency Centers Corp.	957,367	56,963,337
Weingarten Realty Investors(a)	1,045,780	31,885,832

		311,729,591
REITs - STORAGE—5.65%
Public Storage	1,642,077	134,469,686

		134,469,686
REITs - WAREHOUSE/INDUSTRIAL—9.69%
AMB Property Corp.(a)	1,341,452	65,677,490
ProLogis	3,375,548	164,996,786

		230,674,276

TOTAL COMMON STOCKS
(Cost: $2,883,617,259)		2,373,811,395

Security	Shares	Value

SHORT-TERM INVESTMENTS—19.99%

MONEY MARKET FUNDS—19.99%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(b)(c)	2,324,570	2,324,570
BGI Cash Premier Fund LLC
2.60%(b)(c)(d)	473,388,707	473,388,707

		475,713,277

TOTAL SHORT-TERM INVESTMENTS
(Cost: $475,713,277)		475,713,277

TOTAL INVESTMENTS IN SECURITIES—119.74%
(Cost: $3,359,330,536)		2,849,524,672
Other Assets, Less Liabilities—(19.74)%		(469,798,140)

NET ASSETS—100.00%		$2,379,726,532

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES EPAC SELECT DIVIDEND INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.14%

AUSTRALIA—31.52%
Amcor Ltd.	55,808	$279,773
APN News & Media Ltd.	32,864	97,058
Australia and New Zealand Banking Group Ltd.	44,128	674,450
Australian Pipeline Trust	253,696	713,455
BlueScope Steel Ltd.	51,776	565,870
Boral Ltd.	60,896	320,171
Commonwealth Bank of Australia	36,448	1,362,676
CSR Ltd.	52,416	104,023
FKP Property Group	265,519	1,136,289
Futuris Corp. Ltd.	37,000	44,196
Great Southern Plantations Ltd.	123,073	100,129
Iluka Resources Ltd.	56,558	255,339
Insurance Australia Group Ltd.	46,400	170,638
John Fairfax Holdings Ltd.	37,664	97,418
Lend Lease Corp. Ltd.	44,352	418,404
Lion Nathan Ltd.	48,544	403,161
Macquarie Airports	50,528	134,018
Macquarie Infrastructure Group	76,576	185,101
Mirvac Group	60,128	144,211
National Australia Bank Ltd.	45,920	1,066,794
Perpetual Ltd.	49,454	1,895,909
Qantas Airways Ltd.	25,893	80,854
Sims Group Ltd.	44,480	1,388,944
St. George Bank Ltd.	45,120	1,175,522
Stockland Corp. Ltd.	48,608	211,676
Suncorp-Metway Ltd.	46,752	588,353
Tabcorp Holdings Ltd.	73,608	600,934
Telstra Corp. Ltd.	37,440	158,464
Ten Network Holdings Ltd.	48,224	68,036
Wesfarmers Ltd.	52,196	1,688,306
Westfield Group	49,638	755,396
Westpac Banking Corp.	38,848	787,404

		17,672,972
CANADA—3.57%
Bank of Montreal	14,976	700,063
Manitoba Telecom Services Inc.	16,128	642,101
Russel Metals Inc.	24,324	658,412

		2,000,576

FRANCE—2.96%
Credit Agricole SA	14,026	301,344
France Telecom SA	11,840	376,302
Societe Generale	10,506	980,896

		1,658,542
HONG KONG—8.64%
BOC Hong Kong (Holdings) Ltd.	192,000	487,736
CITIC Pacific Ltd.	111,000	426,800
CLP Holdings Ltd.	192,000	1,577,391
Hongkong Electric Holdings Ltd.	176,000	1,024,115
Industrial and Commercial Bank of China (Asia) Ltd.	160,000	381,018
Orient Overseas International Ltd.	160,000	701,336
TPV Technology Ltd.	58,000	29,809
VTech Holdings Ltd.	35,000	213,977

		4,842,182
IRELAND—2.51%
Allied Irish Banks PLC	44,288	549,002
Bank of Ireland	61,024	509,388
Irish Life & Permanent PLC	43,360	350,169

		1,408,559
ITALY—7.76%
Arnoldo Mondadori Editore SpA	52,753	318,120
Banca Monte dei Paschi di Siena SpA	96,864	276,572
Enel SpA	57,920	537,248
Eni SpA	50,144	1,700,876
Milano Assicurazioni SpA	40,960	210,896
Pirelli & C. Real Estate SpA	60,450	1,226,122
Telecom Italia SpA	42,883	77,814

		4,347,648
JAPAN—0.81%
Takefuji Corp.	32,960	454,368

		454,368
NETHERLANDS—3.46%
ING Groep NV	32,224	1,056,079
Koninklijke KPN NV	27,104	474,060
Koninklijke Wessanen NV	41,152	407,717

		1,937,856
NEW ZEALAND—2.61%
Telecom Corp. of New Zealand Ltd.	525,538	1,465,984

		1,465,984
NORWAY—2.66%
Norsk Hydro ASA	81,888	1,036,941
Stolt-Nielsen SA	21,783	454,069

		1,491,010

SINGAPORE—0.99%
Singapore Petroleum Co. Ltd.	119,000	553,994

		553,994
SWEDEN—6.00%
Electrolux AB Class B	47,328	574,815
Eniro AB	86,799	349,967
Kungsleden AB	171,257	1,208,367
TeliaSonera AB	36,518	279,390
Trelleborg AB Class B	55,081	951,132

		3,363,671
UNITED KINGDOM—25.65%
Alliance & Leicester PLC	153,568	1,035,812
Aviva PLC	78,688	786,380
Barclays PLC(a)	107,040	716,680
Bradford & Bingley PLC	149,728	166,094
BT Group PLC	73,568	253,426
Carpetright PLC	84,640	948,975
Close Brothers Group PLC	73,106	865,274
Dairy Crest Group PLC	70,784	552,101
DS Smith PLC	95,264	207,579
DSG International PLC	143,361	127,793
Friends Provident PLC	72,864	121,820
GKN PLC	97,728	412,829
HMV Group PLC	135,296	323,619
HSBC Holdings PLC	87,680	1,457,220
IMI PLC	88,160	767,526
Jardine Lloyd Thompson Group PLC	108,256	887,263
JJB Sports PLC	148,832	266,076
Kingfisher PLC	125,670	294,745
Lloyds TSB Group PLC	131,328	768,086
Old Mutual PLC	51,968	99,958
Provident Financial PLC	120,258	2,096,328
Rank Group PLC	163,215	244,101
Rentokil Initial PLC	120,608	160,071
Tomkins PLC	134,410	330,153
Topps Tiles PLC	128,672	122,345
Trinity Mirror PLC	107,393	183,484
Vodafone Group PLC	54,624	147,213
Woolworths Group PLC	334,816	38,003

		14,380,954

TOTAL COMMON STOCKS
(Cost: $72,342,595)		55,578,316

Security	Shares	Value

RIGHTS—0.02%

UNITED KINGDOM—0.02%
Bradford & Bingley PLC(b)	200,635	9,936

		9,936

TOTAL RIGHTS
(Cost: $0)		9,936

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(a)(c)	10,918	10,918

		10,918

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,918)		10,918

TOTAL INVESTMENTS IN SECURITIES—99.18%
(Cost: $72,353,513)		55,599,170
Other Assets, Less Liabilities—0.82%		462,179

NET ASSETS—100.00%		$56,061,349

(a)	Affiliated issuer. See Note 2.
(b)	Non-income earning security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.62%

AGRICULTURE—2.75%
Altria Group Inc.	2,438,147	$49,616,291
Universal Corp.(a)	1,585,999	81,869,268

		131,485,559
AUTO PARTS & EQUIPMENT—0.52%
Superior Industries International Inc.(a)	1,471,517	24,853,922

		24,853,922
BANKS—32.41%
Associated Banc-Corp.	2,681,511	44,754,419
BancorpSouth Inc.	149,877	3,192,380
Bank of America Corp.	3,160,874	103,992,755
Bank of Hawaii Corp.	1,270,742	64,032,689
BB&T Corp.	2,349,190	65,824,304
Colonial BancGroup Inc. (The)	2,524,987	16,816,413
Comerica Inc.	3,495,318	100,385,533
F.N.B. Corp. (Pennsylvania)	2,964,691	33,589,949
Fifth Third Bancorp	2,887,710	40,341,309
First BanCorp (Puerto Rico)	1,218,125	10,658,594
First Horizon National Corp.	3,997,256	37,574,206
First Midwest Bancorp Inc.	987,960	20,282,819
FirstMerit Corp.(a)	4,076,400	80,223,552
Frontier Financial Corp.	760,321	8,781,708
Fulton Financial Corp.	1,178,445	12,420,810
Huntington Bancshares Inc.	5,658,026	39,719,342
KeyCorp	4,779,576	50,424,527
Marshall & Ilsley Corp.	1,019,133	15,490,822
Pacific Capital Bancorp	1,596,937	20,871,967
PacWest Bancorp	1,330,356	24,771,229
PNC Financial Services Group Inc. (The)	2,762,938	196,969,850
Popular Inc.	3,051,671	20,964,980
Provident Bankshares Corp.(a)	2,444,934	22,248,899
Regions Financial Corp.	4,491,050	42,575,154
SunTrust Banks Inc.	1,609,195	66,073,547
Synovus Financial Corp.	1,233,239	11,728,103
TCF Financial Corp.	2,437,035	31,072,196
Trustmark Corp.	1,298,623	23,453,131
U.S. Bancorp	1,120,938	34,311,912
Umpqua Holdings Corp.	1,679,900	22,813,042
UnionBanCal Corp.	1,356,372	72,864,304
United Bancshares Inc.	763,409	19,230,273
Valley National Bancorp	1,076,230	21,244,780
Webster Financial Corp.	975,167	19,366,817
Wells Fargo & Co.	2,057,127	62,269,234
Wilmington Trust Corp.	1,274,011	30,028,439
Zions Bancorporation	2,077,572	60,810,532

		1,552,174,520

BUILDING MATERIALS—0.61%
Masco Corp.	1,784,343	29,423,816

		29,423,816
CHEMICALS—6.55%
Dow Chemical Co. (The)	1,339,080	44,604,755
Eastman Chemical Co.	1,657,948	99,410,562
PPG Industries Inc.	1,678,022	101,755,254
RPM International Inc.	2,210,819	45,321,790
Sensient Technologies Corp.	729,455	22,700,640

		313,793,001
COMMERCIAL SERVICES—1.49%
Deluxe Corp.	968,396	13,848,063
R.R. Donnelley & Sons Co.	2,151,453	57,443,795

		71,291,858
DISTRIBUTION & WHOLESALE—3.46%
Genuine Parts Co.	2,357,600	94,563,336
Watsco Inc.(a)	1,424,053	71,017,523

		165,580,859
DIVERSIFIED FINANCIAL SERVICES—2.86%
Citigroup Inc.	3,345,229	62,522,330
JPMorgan Chase & Co.	1,830,803	74,385,526

		136,907,856
ELECTRIC—14.31%
Black Hills Corp.	1,191,608	38,453,190
CenterPoint Energy Inc.	1,363,157	21,496,986
DPL Inc.	205,386	5,212,697
DTE Energy Co.	3,101,600	127,103,568
Energy East Corp.	3,731,212	93,242,988
Entergy Corp.	474,835	50,769,358
FirstEnergy Corp.	2,088,591	153,615,868
Pinnacle West Capital Corp.	3,813,228	128,010,064
PNM Resources Inc.	859,185	10,061,056
SCANA Corp.	1,235,759	44,722,118
UniSource Energy Corp.	421,339	12,871,906

		685,559,799
ENVIRONMENTAL CONTROL—0.62%
Waste Management Inc.	842,519	29,943,125

		29,943,125
FOOD—1.51%
General Mills Inc.	637,017	41,017,525
Sara Lee Corp.	2,296,782	31,374,042

		72,391,567
FOREST PRODUCTS & PAPER—0.91%
MeadWestvaco Corp.	1,628,273	43,653,999

		43,653,999
GAS—4.64%
AGL Resources Inc.	1,175,609	40,629,047
Nicor Inc.(a)	2,698,173	107,441,249
NiSource Inc.	4,332,200	73,993,976

		222,064,272
HOME BUILDERS—0.47%
D.R. Horton Inc.	2,012,030	22,373,774

		22,373,774

HOUSEHOLD PRODUCTS & WARES—1.93%
Avery Dennison Corp.	938,273	41,293,395
Kimberly-Clark Corp.	882,054	51,009,183

		92,302,578
INSURANCE—6.71%
Arthur J. Gallagher & Co.	1,847,112	46,972,058
Cincinnati Financial Corp.	904,562	25,183,006
Lincoln National Corp.	1,994,042	95,115,803
Mercury General Corp.	542,954	27,424,607
Old Republic International Corp.	901,317	9,463,829
Unitrin Inc.	2,998,393	82,725,663
Zenith National Insurance Corp.	1,006,960	34,649,494

		321,534,460
MACHINERY—0.56%
Briggs & Stratton Corp.	1,978,086	26,783,284

		26,783,284
MANUFACTURING—0.54%
Leggett & Platt Inc.	1,315,035	25,643,183

		25,643,183
MEDIA—1.24%
Gannett Co. Inc.	1,364,128	24,717,999
Lee Enterprises Inc.	1,696,171	5,122,436
New York Times Co. (The) Class A	2,341,732	29,482,406

		59,322,841
OFFICE & BUSINESS EQUIPMENT—0.76%
Pitney Bowes Inc.	1,145,745	36,308,659

		36,308,659
OIL & GAS—2.13%
Chevron Corp.	1,205,149	101,907,399

		101,907,399
PACKAGING & CONTAINERS—1.33%
Sonoco Products Co.	1,952,760	63,699,031

		63,699,031
PHARMACEUTICALS—3.55%
Bristol-Myers Squibb Co.	2,389,029	50,456,293
Eli Lilly and Co.	976,410	45,998,675
Merck & Co. Inc.	1,805,196	59,390,948
Pfizer Inc.	765,348	14,289,047

		170,134,963
PIPELINES—0.95%
ONEOK Inc.	1,004,500	45,684,660

		45,684,660
SAVINGS & LOANS—4.40%
Astoria Financial Corp.	1,228,810	27,488,480
First Niagara Financial Group Inc.	1,255,915	17,570,251
New York Community Bancorp Inc.	3,654,697	60,741,064
People’s United Financial Inc.	3,886,256	65,988,627
Washington Federal Inc.	2,104,812	39,149,503

		210,937,925
TELECOMMUNICATIONS—1.70%
AT&T Inc.	2,636,864	81,241,780

		81,241,780

TOYS, GAMES & HOBBIES—0.71%
Mattel Inc.	1,699,826	34,081,511

		34,081,511

TOTAL COMMON STOCKS
(Cost: $6,015,696,271)		4,771,080,201

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(a)(b)	3,637,567	3,637,567

		3,637,567

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,637,567)		3,637,567

TOTAL INVESTMENTS IN SECURITIES—99.70%
(Cost: $6,019,333,838)		4,774,717,768
Other Assets, Less Liabilities—0.30%		14,344,502

NET ASSETS—100.00%		$4,789,062,270

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.93%

AIRLINES—5.27%
AMR Corp.(a)(b)	577,998	$5,219,322
Continental Airlines Inc. Class B(a)(b)	576,705	7,918,160
JetBlue Airways Corp.(a)(b)	646,660	3,407,898
Southwest Airlines Co.	861,541	13,431,424

		29,976,804
TRANSPORTATION—89.80%
Alexander & Baldwin Inc.	598,672	25,976,378
Burlington Northern Santa Fe Corp.	619,793	64,539,045
C.H. Robinson Worldwide Inc.	471,530	22,727,746
Con-way Inc.	601,423	30,407,947
CSX Corp.	458,116	30,959,479
Expeditors International Washington Inc.	616,604	21,895,608
FedEx Corp.	602,085	47,468,381
J.B. Hunt Transport Services Inc.	732,875	27,101,718
Landstar System Inc.	541,669	27,397,618
Norfolk Southern Corp.	471,023	33,875,974
Overseas Shipholding Group Inc.	588,668	46,357,605
Ryder System Inc.	413,584	27,280,001
Union Pacific Corp.	677,701	55,869,670
United Parcel Service Inc. Class B	612,421	38,631,517
YRC Worldwide Inc.(a)(b)	606,340	10,247,146

		510,735,833
TRUCKING & LEASING—4.86%
GATX Corp.	607,292	27,613,567

		27,613,567

TOTAL COMMON STOCKS
(Cost: $618,401,525)		568,326,204

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.16%

MONEY MARKET FUNDS—3.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	416,603	416,603
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	17,550,817	17,550,817

		17,967,420

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,967,420)		17,967,420

TOTAL INVESTMENTS IN SECURITIES—103.09%
(Cost: $636,368,945)	586,293,624
Other Assets, Less Liabilities—(3.09)%	(17,568,668)

NET ASSETS—100.00%	$568,724,956

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.85%

ADVANCED MATERIALS/PRODUCTS—3.24%
Ceradyne Inc.(a)	97,292	$4,509,484
Hexcel Corp.(a)	243,956	4,630,285

		9,139,769
AEROSPACE/DEFENSE—45.96%
Boeing Co. (The)	345,821	21,133,121
Cubic Corp.	99,018	2,645,761
Esterline Technologies Corp.(a)	87,903	4,287,908
General Dynamics Corp.	230,218	20,521,633
Lockheed Martin Corp.	207,809	21,680,713
Northrop Grumman Corp.	245,054	16,514,189
Raytheon Co.	311,453	17,731,019
Rockwell Collins Inc.	206,391	10,255,569
Spirit AeroSystems Holdings Inc. Class A(a)	243,318	5,270,268
Teledyne Technologies Inc.(a)	94,263	5,929,143
TransDigm Group Inc.(a)	97,187	3,577,454

		129,546,778
AEROSPACE/DEFENSE - EQUIPMENT—29.16%
AAR Corp.(a)(b)	185,734	3,192,768
Alliant Techsystems Inc.(a)(b)	66,145	6,547,694
BE Aerospace Inc.(a)	216,018	5,547,342
Curtiss-Wright Corp.	113,960	5,998,854
DRS Technologies Inc.	85,180	6,712,184
GenCorp Inc.(a)(b)	311,931	2,613,982
Goodrich Corp.	181,746	8,930,998
HEICO Corp. Class A	92,556	2,623,037
Moog Inc. Class A(a)	114,233	5,077,657
Orbital Sciences Corp.(a)	184,526	4,614,995
Triumph Group Inc.	66,633	3,528,884
United Technologies Corp.	419,041	26,810,243

		82,198,638
AUTOMOTIVE - MEDIUM & HEAVY DUTY TRUCKS—0.57%
Force Protection Inc.(a)(b)	461,978	1,598,444

		1,598,444
COMMERCIAL SERVICES—0.80%
DynCorp International Inc.(a)	143,091	2,252,252

		2,252,252
DIVERSIFIED MANUFACTURING OPERATIONS—3.95%
Textron Inc.	256,214	11,137,623

		11,137,623
ELECTRONIC MEASURING INSTRUMENTS—3.20%
FLIR Systems Inc.(a)(b)	221,288	9,015,273

		9,015,273

ELECTRONIC SECURITY DEVICES—0.70%
Taser International Inc.(a)(b)	389,641	1,963,791

		1,963,791
ELECTRONICS - MILITARY—4.61%
L-3 Communications Holdings Inc.	131,783	13,005,664

		13,005,664
ENTERPRISE SOFTWARE/SERVICES—1.47%
ManTech International Corp. Class A(a)	74,149	4,140,480

		4,140,480
METAL PROCESSORS & FABRICATORS—6.19%
Ladish Co. Inc.(a)	88,214	1,746,637
Precision Castparts Corp.	135,454	12,655,467
RBC Bearings Inc.(a)	91,260	3,036,220

		17,438,324

TOTAL COMMON STOCKS
(Cost: $339,021,275)		281,437,036

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.12%

MONEY MARKET FUNDS—6.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	347,264	347,264
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	16,890,475	16,890,475

		17,237,739

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,237,739)		17,237,739

TOTAL INVESTMENTS IN SECURITIES—105.97%
(Cost: $356,259,014)		298,674,775
Other Assets, Less Liabilities—(5.97)%		(16,813,308)

NET ASSETS—100.00%		$281,861,467

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.86%

AGRICULTURE—11.38%
Monsanto Co.	721,673	$85,958,471

		85,958,471
CHEMICALS—42.71%
A. Schulman Inc.	32,485	754,627
Air Products and Chemicals Inc.	263,271	25,066,032
Airgas Inc.	94,110	5,390,621
Albemarle Corp.	122,093	4,753,080
Ashland Inc.	74,944	3,130,411
Cabot Corp.	66,966	1,796,698
Celanese Corp. Class A	201,731	7,772,695
CF Industries Holdings Inc.	75,179	12,288,759
Chemtura Corp.	320,834	2,091,838
Cytec Industries Inc.	63,367	3,425,620
Dow Chemical Co. (The)	1,241,212	41,344,772
E.I. du Pont de Nemours and Co.	1,199,006	52,528,453
Eastman Chemical Co.	95,782	5,743,089
Ecolab Inc.	235,013	10,505,081
Ferro Corp.	58,362	1,269,957
FMC Corp.	99,941	7,432,612
H.B. Fuller Co.	70,277	1,756,925
Hercules Inc.	151,748	3,042,547
Huntsman Corp.	128,229	1,731,091
International Flavors & Fragrances Inc.	108,004	4,343,921
Lubrizol Corp.	91,395	4,551,471
Minerals Technologies Inc.	25,655	1,655,004
Mosaic Co. (The)(a)	195,413	24,858,488
Olin Corp.	88,810	2,641,209
OM Group Inc.(a)	40,755	1,369,368
PPG Industries Inc.	220,662	13,380,944
Praxair Inc.	421,320	39,490,324
Rohm and Haas Co.	164,261	12,319,575
RPM International Inc.	162,317	3,327,498
Sensient Technologies Corp.	63,301	1,969,927
Sigma-Aldrich Corp.	148,083	8,994,561
Terra Industries Inc.	122,047	6,590,538
Valspar Corp. (The)	124,219	2,691,826
W.R. Grace & Co.(a)	79,978	2,061,033
Zep Inc.	27,750	473,692

		322,544,287
COAL—10.89%
Alpha Natural Resources Inc.(a)	93,799	9,281,411
Arch Coal Inc.	190,904	10,749,804
CONSOL Energy Inc.	244,852	18,214,540
Foundation Coal Holdings Inc.	60,511	3,594,353
International Coal Group Inc.(a)(b)	143,631	1,503,817
Massey Energy Co.	107,285	7,965,911
Patriot Coal Corp.(a)	51,156	6,453,329
Peabody Energy Corp.	361,466	24,453,175

		82,216,340

FOREST PRODUCTS & PAPER—2.78%
AbitibiBowater Inc.(b)	71,880	605,948
Domtar Corp.(a)	617,245	3,518,297
International Paper Co.	573,100	15,886,332
Neenah Paper Inc.	19,932	372,330
Wausau Paper Corp.	66,897	592,707

		20,975,614
HOUSEHOLD PRODUCTS & WARES—0.73%
Avery Dennison Corp.	125,669	5,530,693

		5,530,693
IRON & STEEL—12.47%
AK Steel Holding Corp.	148,658	9,439,783
Allegheny Technologies Inc.	126,971	6,004,459
Carpenter Technology Corp.	63,611	2,461,746
Cleveland-Cliffs Inc.	120,719	13,087,147
Nucor Corp.	380,033	21,745,488
Reliance Steel & Aluminum Co.	85,481	5,398,980
Schnitzer Steel Industries Inc. Class A	28,954	2,612,809
Steel Dynamics Inc.	253,925	8,044,344
United States Steel Corp.	158,013	25,338,965

		94,133,721
MANUFACTURING—0.07%
Tredegar Corp.	33,399	547,076

		547,076
METAL FABRICATE & HARDWARE—0.81%
Commercial Metals Co.	152,172	4,542,334
Worthington Industries Inc.	86,368	1,532,168

		6,074,502
MINING—18.02%
Alcoa Inc.	1,086,107	36,656,111
Century Aluminum Co.(a)	46,702	2,775,033
Coeur d’Alene Mines Corp.(a)(b)	735,754	2,126,329
Compass Minerals International Inc.	43,125	3,260,250
Freeport-McMoRan Copper & Gold Inc.	508,306	49,178,606
Hecla Mining Co.(a)(b)	162,986	1,496,211
Kaiser Aluminum Corp.	20,690	1,091,398
Newmont Mining Corp.	577,558	27,699,682
RTI International Metals Inc.(a)	30,916	842,770
Southern Copper Corp.	293,717	8,159,458
Stillwater Mining Co.(a)(b)	59,699	567,141
Titanium Metals Corp.	130,539	1,469,869
USEC Inc.(a)(b)	147,325	769,037

		136,091,895

TOTAL COMMON STOCKS
(Cost: $738,375,799)		754,072,599

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.87%

MONEY MARKET FUNDS—0.87%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	793,226	793,226
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	5,811,203	5,811,203

		6,604,429

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,604,429)		6,604,429

TOTAL INVESTMENTS IN SECURITIES—100.73%
(Cost: $744,980,228)		760,677,028
Other Assets, Less Liabilities—(0.73)%		(5,527,067)

NET ASSETS—100.00%		$755,149,961

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.93%

FINANCE - INVESTMENT BANKER/BROKER—66.94%
Charles Schwab Corp. (The)	800,345	$18,319,897
E*TRADE Financial Corp.(a)(b)	1,672,238	5,050,159
Goldman Sachs Group Inc. (The)	156,608	28,822,136
Greenhill & Co. Inc.(b)	69,659	4,279,152
Interactive Brokers Group Inc.(a)	172,218	4,832,437
Investment Technology Group Inc.(a)	166,355	4,947,398
Jefferies Group Inc.(b)	373,234	7,087,714
KBW Inc.(a)(b)	187,032	4,941,385
Knight Capital Group Inc. Class A(a)(b)	349,146	5,722,503
LaBranche & Co. Inc.(a)	466,377	3,222,665
Lehman Brothers Holdings Inc.	658,710	11,422,031
Merrill Lynch & Co. Inc.	561,305	14,958,778
Morgan Stanley	579,915	22,895,044
optionsXpress Holdings Inc.	224,270	5,564,139
Piper Jaffray Companies(a)	117,882	4,184,811
Raymond James Financial Inc.	271,578	7,848,604
Stifel Financial Corp.(a)	121,932	5,134,557
SWS Group Inc.	212,974	4,029,468
TD Ameritrade Holding Corp.(a)	512,780	10,209,450
TradeStation Group Inc.(a)	314,134	3,386,365

		176,858,693
FINANCE - OTHER SERVICES—24.96%
BGC Partners Inc. Class A(a)	357,254	2,536,503
CME Group Inc.	42,883	15,443,455
GFI Group Inc.	403,118	4,067,461
IntercontinentalExchange Inc.(a)	100,490	10,028,902
MF Global Ltd.(a)	427,778	2,776,279
NASDAQ OMX Group Inc. (The)(a)	310,249	8,615,615
NYMEX Holdings Inc.	130,227	10,676,009
NYSE Euronext Inc.	250,202	11,819,543

		65,963,767
INVESTMENT MANAGEMENT/ADVISORY SERVICES—8.03%
Ameriprise Financial Inc.	289,888	12,320,240
Legg Mason Inc.	220,260	8,887,491

		21,207,731

TOTAL COMMON STOCKS
(Cost: $324,454,285)		264,030,191

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.83%

MONEY MARKET FUNDS—5.83%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	195,817	195,817
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	15,200,673	15,200,673

		15,396,490

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,396,490)		15,396,490

TOTAL INVESTMENTS IN SECURITIES—105.76%
(Cost: $339,850,775)		279,426,681
Other Assets, Less Liabilities—(5.76)%		(15,207,147)

NET ASSETS—100.00%		$264,219,534

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.74%

AGRICULTURE—16.88%
Altria Group Inc.	499,279	$10,160,328
Archer-Daniels-Midland Co.	139,774	4,001,730
Bunge Ltd.	28,663	2,835,344
Lorillard Inc.(a)	41,072	2,756,342
Philip Morris International Inc.	498,970	25,771,800
Reynolds American Inc.	40,684	2,271,388
Universal Corp.	6,482	334,601
UST Inc.	33,219	1,747,652

		49,879,185
APPAREL—4.07%
Carter’s Inc.(a)	13,078	216,179
Coach Inc.(a)	81,074	2,068,198
Crocs Inc.(a)(b)	19,929	88,485
Deckers Outdoor Corp.(a)	3,085	348,636
Hanesbrands Inc.(a)	22,862	490,161
Jones Apparel Group Inc.	20,354	340,726
Liz Claiborne Inc.	22,785	297,800
Nike Inc. Class B	86,523	5,077,170
Phillips-Van Heusen Corp.	12,305	435,597
Quiksilver Inc.(a)	29,219	224,110
Timberland Co. Class A(a)	11,355	162,831
VF Corp.	20,714	1,482,708
Warnaco Group Inc. (The)(a)	11,009	461,828
Wolverine World Wide Inc.	11,956	319,584

		12,014,013
AUTO MANUFACTURERS—1.28%
Ford Motor Co.(a)(b)	516,078	2,477,174
General Motors Corp.(b)	116,697	1,291,836

		3,769,010
AUTO PARTS & EQUIPMENT—2.82%
American Axle & Manufacturing Holdings Inc.	10,808	63,551
ArvinMeritor Inc.	17,132	236,593
BorgWarner Inc.	27,627	1,113,921
Cooper Tire & Rubber Co.	14,471	133,278
Goodyear Tire & Rubber Co. (The)(a)	56,938	1,117,693
Johnson Controls Inc.	140,292	4,231,207
Lear Corp.(a)	15,513	223,542
Modine Manufacturing Co.	7,078	123,440
Superior Industries International Inc.	5,022	84,822
TRW Automotive Holdings Corp.(a)	12,478	231,467
Visteon Corp.(a)	30,235	86,170
WABCO Holdings Inc.	15,484	699,257

		8,344,941
BEVERAGES—23.67%
Anheuser-Busch Companies Inc.	169,881	11,511,137

Brown-Forman Corp. Class A	3,540	256,296
Brown-Forman Corp. Class B	13,230	952,031
Coca-Cola Co. (The)	506,195	26,069,042
Coca-Cola Enterprises Inc.	75,972	1,286,206
Constellation Brands Inc. Class A(a)	45,449	978,062
Hansen Natural Corp.(a)(b)	17,738	405,491
Molson Coors Brewing Co. Class B	36,781	1,985,071
Pepsi Bottling Group Inc.	32,243	897,968
PepsiAmericas Inc.	15,194	359,642
PepsiCo Inc.	379,258	25,243,412

		69,944,358
BIOTECHNOLOGY—0.10%
Martek Biosciences Corp.(a)	7,884	296,517

		296,517
COMMERCIAL SERVICES—0.10%
Weight Watchers International Inc.	8,682	310,468

		310,468
COSMETICS & PERSONAL CARE—21.28%
Alberto-Culver Co.	21,450	575,503
Avon Products Inc.	101,613	4,308,391
Colgate-Palmolive Co.	120,955	8,983,328
Estee Lauder Companies Inc. (The) Class A	25,411	1,120,625
Procter & Gamble Co. (The)	731,641	47,907,853

		62,895,700
DISTRIBUTION & WHOLESALE—1.05%
Central European Distribution Corp.(a)	8,572	625,413
Genuine Parts Co.	38,955	1,562,485
LKQ Corp.(a)	32,402	664,241
Pool Corp.(b)	11,282	249,107

		3,101,246
ELECTRICAL COMPONENTS & EQUIPMENT—0.33%
Energizer Holdings Inc.(a)	13,495	962,733

		962,733
ELECTRONICS—0.54%
Garmin Ltd.(b)	30,258	1,079,303
Gentex Corp.	34,421	532,149

		1,611,452
FOOD—14.38%
Campbell Soup Co.	55,911	2,034,042
Chiquita Brands International Inc.(a)	9,912	152,149
ConAgra Foods Inc.	116,671	2,529,427
Corn Products International Inc.	17,579	817,599
Dean Foods Co.(a)	35,636	759,047
Del Monte Foods Co.	47,630	404,379
Flowers Foods Inc.	19,928	599,235
Fresh Del Monte Produce Inc.(a)	10,656	224,628
General Mills Inc.	79,737	5,134,265
H.J. Heinz Co.	71,149	3,584,487
Hain Celestial Group Inc.(a)	9,332	243,938
Hershey Co. (The)	37,075	1,363,248
Hormel Foods Corp.	17,440	630,805
J.M. Smucker Co. (The)	13,258	646,195
Kellogg Co.	56,603	3,003,355
Kraft Foods Inc.	329,785	10,493,759
McCormick & Co. Inc. NVS	25,151	1,008,555
Pilgrim’s Pride Corp.	11,206	136,601

Ralcorp Holdings Inc.(a)(b)	6,062	327,105
Sara Lee Corp.	169,412	2,314,168
Smithfield Foods Inc.(a)	29,921	642,703
Tootsie Roll Industries Inc.(b)	5,727	149,761
TreeHouse Foods Inc.(a)	7,386	200,161
Tyson Foods Inc. Class A	67,799	1,010,205
Wm. Wrigley Jr. Co.	51,871	4,095,734

		42,505,551
HAND & MACHINE TOOLS—0.84%
Black & Decker Corp. (The)	14,457	867,709
Snap-On Inc.	13,889	781,812
Stanley Works (The)	18,575	826,216

		2,475,737
HOME BUILDERS—1.58%
Centex Corp.	29,393	431,489
Champion Enterprises Inc.(a)	17,957	70,930
D.R. Horton Inc.	64,869	721,343
Hovnanian Enterprises Inc. Class A(a)(b)	12,722	89,436
KB Home	16,180	284,606
Lennar Corp. Class A	30,632	370,647
M.D.C. Holdings Inc.	8,653	359,273
NVR Inc.(a)(b)	1,136	627,436
Pulte Homes Inc.	50,086	611,550
Ryland Group Inc.	10,229	210,615
Thor Industries Inc.(b)	9,126	179,052
Toll Brothers Inc.(a)(b)	30,365	610,033
Winnebago Industries Inc.(b)	6,970	88,937

		4,655,347
HOME FURNISHINGS—0.83%
Ethan Allen Interiors Inc.(b)	6,469	162,372
Furniture Brands International Inc.	8,536	101,322
Harman International Industries Inc.	13,904	572,428
La-Z-Boy Inc.(b)	12,021	88,715
Tempur-Pedic International Inc.(b)	16,836	158,090
Whirlpool Corp.	17,970	1,360,329

		2,443,256
HOUSEHOLD PRODUCTS & WARES—3.47%
ACCO Brands Corp.(a)	12,647	108,385
Blyth Inc.	6,327	92,058
Church & Dwight Co. Inc.	15,864	870,458
Clorox Co. (The)	32,916	1,793,922
Fossil Inc.(a)	11,587	310,300
Jarden Corp.(a)(b)	16,519	396,952
Kimberly-Clark Corp.	99,901	5,777,275
Scotts Miracle-Gro Co. (The) Class A	10,369	201,988
Tupperware Brands Corp.	14,544	567,216
WD-40 Co.	3,846	131,418

		10,249,972
HOUSEWARES—0.37%
Newell Rubbermaid Inc.	66,033	1,091,525

		1,091,525
INTERNET—0.04%
NutriSystem Inc.(b)	7,053	121,382

		121,382
LEISURE TIME—1.00%
Brunswick Corp.	20,864	269,146

Callaway Golf Co.	15,497	196,502
Harley-Davidson Inc.	56,697	2,145,414
Polaris Industries Inc.(b)	8,148	348,734

		2,959,796
MACHINERY—0.05%
Briggs & Stratton Corp.	11,623	157,375

		157,375
MANUFACTURING—0.66%
Eastman Kodak Co.	67,872	993,646
Lancaster Colony Corp.	5,193	168,824
Leggett & Platt Inc.	39,807	776,236

		1,938,706
OFFICE FURNISHINGS—0.28%
Herman Miller Inc.	13,466	352,001
HNI Corp.(b)	8,234	178,266
Interface Inc. Class A	13,297	157,569
Steelcase Inc. Class A	15,194	151,332

		839,168
PHARMACEUTICALS—0.38%
Herbalife Ltd.	15,406	665,385
NBTY Inc.(a)	13,294	458,510

		1,123,895
RETAIL—0.14%
Nu Skin Enterprises Inc. Class A	12,319	199,075
Under Armour Inc. Class A(a)(b)	7,767	226,408

		425,483
SOFTWARE—2.17%
Activision Blizzard Inc.(a)(b)	69,264	2,492,119
Electronic Arts Inc.(a)	75,798	3,272,958
Take-Two Interactive Software Inc.(a)	17,621	401,759
THQ Inc.(a)	15,812	240,026

		6,406,862
TEXTILES—0.26%
Mohawk Industries Inc.(a)(b)	13,092	772,035

		772,035
TOYS, GAMES & HOBBIES—1.17%
Hasbro Inc.	29,905	1,157,922
JAKKS Pacific Inc.(a)	6,491	142,672
Marvel Entertainment Inc.(a)	12,307	427,053
Mattel Inc.	85,638	1,717,042

		3,444,689

TOTAL COMMON STOCKS
(Cost: $319,714,213)		294,740,402

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.57%

MONEY MARKET FUNDS—3.57%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	398,305	398,305
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	10,165,043	10,165,043

		10,563,348

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,563,348)		10,563,348

TOTAL INVESTMENTS IN SECURITIES—103.31%
(Cost: $330,277,561)		305,303,750
Other Assets, Less Liabilities—(3.31)%		(9,789,672)

NET ASSETS—100.00%		$295,514,078

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.95%

ADVERTISING—1.55%
Harte-Hanks Inc.	6,203	$76,979
Interpublic Group of Companies Inc. (The)(a)	63,031	554,042
Lamar Advertising Co.(a)(b)	9,094	345,390
Omnicom Group Inc.	43,443	1,854,582
R.H. Donnelley Corp.(a)(b)	9,372	14,527

		2,845,520
AIRLINES—1.75%
AirTran Holdings Inc.(a)	17,278	50,452
Alaska Air Group Inc.(a)	4,997	89,346
AMR Corp.(a)(b)	33,495	302,460
Continental Airlines Inc. Class B(a)	14,472	198,701
Delta Air Lines Inc.(a)	39,642	298,901
JetBlue Airways Corp.(a)(b)	24,040	126,691
Northwest Airlines Corp.(a)	31,791	291,206
SkyWest Inc.	8,154	124,104
Southwest Airlines Co.	99,454	1,550,488
UAL Corp.	16,379	136,109
US Airways Group Inc.(a)	10,860	54,952

		3,223,410
APPAREL—0.47%
Guess? Inc.	8,247	261,182
Gymboree Corp.(a)	3,787	141,634
Polo Ralph Lauren Corp.	7,957	470,816

		873,632
COMMERCIAL SERVICES—4.32%
Apollo Group Inc. Class A(a)	18,437	1,148,441
Arbitron Inc.	3,772	177,284
Avis Budget Group Inc.(a)	13,614	83,045
Career Education Corp.(a)(b)	12,143	222,703
Chemed Corp.	3,314	141,839
Corinthian Colleges Inc.(a)	11,180	176,085
DeVry Inc.	8,389	476,579
H&R Block Inc.	44,162	1,074,461
Hertz Global Holdings Inc.(a)	18,167	154,965
Hillenbrand Inc.	8,142	188,487
ITT Educational Services Inc.(a)	5,198	460,439
Live Nation Inc.(a)	9,837	124,143
McKesson Corp.	37,575	2,103,824
Pre-Paid Legal Services Inc.(a)	1,157	48,617
Rent-A-Center Inc.(a)	9,107	193,068
Service Corp. International	35,473	339,477
Sotheby’s Holdings Inc. Class A	9,189	254,903
Stewart Enterprises Inc. Class A	11,910	106,118

Strayer Education Inc.	1,919	427,361
Valassis Communications Inc.(a)	6,369	56,175

		7,958,014
COMPUTERS—0.40%
FactSet Research Systems Inc.	6,048	348,788
IHS Inc. Class A(a)	6,112	380,350

		729,138
ELECTRONICS—0.15%
Dolby Laboratories Inc. Class A(a)	6,810	277,099

		277,099
ENTERTAINMENT—1.38%
Bally Technologies Inc.(a)	6,697	212,898
DreamWorks Animation SKG Inc. Class A(a)	8,635	256,459
International Game Technology Inc.	42,016	912,167
International Speedway Corp. Class A	3,992	146,866
Penn National Gaming Inc.(a)	9,963	284,244
Pinnacle Entertainment Inc.(a)	7,628	86,196
Regal Entertainment Group Class A	10,689	177,972
Scientific Games Corp. Class A(a)	9,502	288,291
Vail Resorts Inc.(a)	4,209	169,959

		2,535,052
FOOD—4.18%
Kroger Co. (The)	83,447	2,359,881
Ruddick Corp.	5,608	173,624
Safeway Inc.	59,770	1,597,054
SUPERVALU Inc.	28,818	738,317
Sysco Corp.	81,398	2,308,447
United Natural Foods Inc.(a)	5,020	96,484
Whole Foods Market Inc.	18,757	415,843

		7,689,650
HOUSEHOLD PRODUCTS & WARES—0.05%
American Greetings Corp. Class A	6,459	95,722

		95,722
INTERNET—5.46%
Amazon.com Inc.(a)	40,980	3,128,413
eBay Inc.(a)	153,330	3,859,316
Expedia Inc.(a)	28,299	553,811
IAC/InterActiveCorp(a)	25,822	450,852
Liberty Media Corp. - Liberty Interactive Group Series A(a)	76,439	1,072,439
NetFlix Inc.(a)(b)	6,817	210,577
Priceline.com Inc.(a)	4,688	538,886
RealNetworks Inc.(a)	12,813	88,025
ValueClick Inc.(a)	13,392	159,365

		10,061,684
LEISURE TIME—1.57%
Carnival Corp.	57,186	2,112,451
Life Time Fitness Inc.(a)(b)	4,587	136,647
Royal Caribbean Cruises Ltd.	18,202	463,787
WMS Industries Inc.(a)	6,167	173,786

		2,886,671

LODGING—2.56%
Boyd Gaming Corp.	7,375	73,602
Choice Hotels International Inc.	4,542	112,869
Gaylord Entertainment Co.(a)	5,525	165,971
Las Vegas Sands Corp.(a)(b)	14,113	642,424
Marriott International Inc. Class A	41,870	1,084,852
MGM MIRAGE(a)	13,021	377,869
Orient-Express Hotels Ltd.	5,758	191,684
Starwood Hotels & Resorts Worldwide Inc.	23,293	798,717
Wyndham Worldwide Corp.	24,155	433,341
Wynn Resorts Ltd.(b)	8,465	825,168

		4,706,497
MANUFACTURING—0.12%
Matthews International Corp. Class A	4,297	214,463

		214,463
MEDIA—23.53%
Belo Corp. Class A	11,365	77,168
Cablevision Systems Corp.(a)	31,801	772,128
CBS Corp. Class B	79,155	1,294,976
Charter Communications Inc. Class A(a)(b)	46,336	52,823
Comcast Corp. Class A	255,519	5,268,802
Comcast Corp. Class A Special	124,050	2,547,987
CTC Media Inc.(a)	7,215	166,739
DIRECTV Group Inc. (The)(a)	80,812	2,183,540
Discovery Holding Co. Class A(a)	36,317	721,982
Dish Network Corp. Class A(a)	28,467	837,499
E.W. Scripps Co. (The) Class A	3,572	24,718
Gannett Co. Inc.	31,308	567,301
Idearc Inc.	19,019	24,915
John Wiley & Sons Inc. Class A	6,609	299,652
Lee Enterprises Inc.	5,332	16,103
Liberty Global Inc. Class A(a)	22,174	639,276
Liberty Global Inc. Class C(a)	21,495	588,963
Liberty Media Corp. - Liberty Capital Group Series A(a)	17,011	264,351
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	66,738	1,643,090
McClatchy Co. (The) Class A(b)	7,409	31,636
McGraw-Hill Companies Inc. (The)	43,447	1,766,989
Meredith Corp.	5,263	134,522
New York Times Co. (The) Class A(b)	15,903	200,219
News Corp. Class A	245,983	3,475,740
News Corp. Class B	59,147	864,138
Scholastic Corp.	4,391	113,244
Scripps Networks Interactive Inc. Class A(a)	10,955	444,116
Sinclair Broadcast Group Inc. Class A	6,509	49,664
Sirius Satellite Radio Inc.(a)	400,107	640,171
Time Warner Cable Inc. Class A(a)	20,939	595,296
Time Warner Inc.	485,081	6,946,360
Viacom Inc. Class A(a)	1,513	42,833
Viacom Inc. Class B(a)	78,101	2,181,361
Walt Disney Co. (The)	242,050	7,346,217
Washington Post Co. (The) Class B	801	495,218

		43,319,737
PHARMACEUTICALS—2.33%
AmerisourceBergen Corp.	21,808	913,101
Cardinal Health Inc.	48,327	2,596,610
Omnicare Inc.	15,316	450,903
VCA Antech Inc.(a)	11,206	326,543

		4,287,157

RETAIL—49.68%
Abercrombie & Fitch Co. Class A	11,859	654,854
Advance Auto Parts Inc.	12,790	525,541
Aeropostale Inc.(a)	8,985	289,766
American Eagle Outfitters Inc.	23,976	335,664
AnnTaylor Stores Corp.(a)	8,303	187,233
AutoNation Inc.(a)(b)	16,590	171,209
AutoZone Inc.(a)	5,772	752,034
Barnes & Noble Inc.	5,731	135,595
Bed Bath & Beyond Inc.(a)	35,478	987,353
Best Buy Co. Inc.	45,472	1,806,148
Big Lots Inc.(a)(b)	11,388	346,878
BJ’s Wholesale Club Inc.(a)	8,006	300,465
Blockbuster Inc. Class A(a)(b)	14,834	41,387
Bob Evans Farms Inc.	4,419	126,560
Borders Group Inc.	7,500	36,750
Brinker International Inc.	13,504	248,339
Brown Shoe Co. Inc.	5,533	89,303
Burger King Holdings Inc.	12,588	337,736
CarMax Inc.(a)(b)	27,528	368,875
Casey’s General Store Inc.	6,750	166,050
Cato Corp. Class A	3,992	71,417
CBRL Group Inc.	3,143	75,966
CEC Entertainment Inc.(a)	3,671	127,971
Charming Shoppes Inc.(a)	12,465	67,934
Cheesecake Factory Inc. (The)(a)	8,758	123,313
Chico’s FAS Inc.(a)	24,162	134,582
Children’s Place Retail Stores Inc. (The)(a)	3,332	126,783
Chipotle Mexican Grill Inc. Class A(a)(b)	1,954	133,849
Chipotle Mexican Grill Inc. Class B(a)(b)	2,451	156,913
Christopher & Banks Corp.	4,528	39,394
Circuit City Stores Inc.	21,185	42,794
Collective Brands Inc.(a)(b)	8,349	107,535
Copart Inc.(a)	8,959	392,942
Costco Wholesale Corp.	59,359	3,720,622
CVS Caremark Corp.	194,108	7,084,942
Darden Restaurants Inc.	17,508	570,236
Dick’s Sporting Goods Inc.(a)	11,683	205,037
Dillard’s Inc. Class A	8,455	85,480
DineEquity Inc.(b)	2,201	50,843
Dollar Tree Inc.(a)	12,367	463,762
Dress Barn Inc.(a)	6,211	100,183
Family Dollar Stores Inc.	17,775	414,158
Foot Locker Inc.	20,840	313,850
Fred’s Inc.	4,601	59,169
GameStop Corp. Class A(a)	20,664	837,099
Gap Inc. (The)	72,429	1,167,555
Genesco Inc.(a)	3,213	94,462
Group 1 Automotive Inc.	3,042	59,775
Home Depot Inc.	227,724	5,426,663
J. Crew Group Inc.(a)	7,056	202,931
J.C. Penney Co. Inc.	26,377	813,203
Jack in the Box Inc.(a)	7,921	170,935
Kohl’s Corp.(a)	39,463	1,653,894
Limited Brands Inc.	39,598	652,971
Longs Drug Stores Corp.	4,193	196,023
Lowe’s Companies Inc.	198,250	4,028,440

Macy’s Inc.	56,846	1,069,273
McDonald’s Corp.	153,640	9,186,136
Men’s Wearhouse Inc. (The)	6,557	130,550
99 Cents Only Stores(a)	6,526	43,659
Nordstrom Inc.	23,372	671,711
Office Depot Inc.(a)	36,153	245,840
OfficeMax Inc.	9,914	126,503
O’Reilly Automotive Inc.(a)	17,923	457,753
P.F. Chang’s China Bistro Inc.(a)(b)	3,339	86,814
Pacific Sunwear of California Inc.(a)	10,031	87,370
Panera Bread Co. Class A(a)(b)	3,925	196,643
Papa John’s International Inc.(a)	2,869	81,164
Pep Boys - Manny, Moe & Jack (The)	4,977	36,730
PetSmart Inc.	17,014	386,388
Pier 1 Imports Inc.(a)	10,445	38,647
RadioShack Corp.	17,963	299,623
Regis Corp.	5,868	164,245
Rite Aid Corp.(a)(b)	74,663	95,569
Ross Stores Inc.	18,042	684,874
Ruby Tuesday Inc.	6,459	44,438
Saks Inc.(a)	17,311	176,399
Sally Beauty Co. Inc.(a)	10,846	80,260
Sears Holdings Corp.(a)(b)	9,782	792,342
Sonic Corp.(a)	8,093	122,123
Staples Inc.	95,823	2,156,018
Starbucks Corp.(a)	98,957	1,453,678
Target Corp.	96,846	4,380,345
Tiffany & Co.	17,191	649,648
TJX Companies Inc. (The)	57,629	1,942,674
Tractor Supply Co.(a)	4,495	170,855
Triarc Companies Inc. Class B	6,002	33,491
Tween Brands Inc.(a)	3,065	42,205
Urban Outfitters Inc.(a)	16,032	529,216
Walgreen Co.	134,376	4,614,472
Wal-Mart Stores Inc.	330,742	19,388,096
Wendy’s International Inc.	11,824	271,361
Williams-Sonoma Inc.	11,395	198,729
Yum! Brands Inc.	64,438	2,308,169
Zale Corp.(a)(b)	6,094	134,799

		91,460,176
SOFTWARE—0.45%
Avid Technology Inc.(a)(b)	4,229	93,503
Dun & Bradstreet Corp. (The)	7,709	744,998

		838,501

TOTAL COMMON STOCKS
(Cost: $254,318,190)		184,002,123

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.75%

MONEY MARKET FUNDS—2.75%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	143,444	143,444

BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	4,922,413	4,922,413

		5,065,857

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,065,857)		5,065,857

TOTAL INVESTMENTS IN SECURITIES—102.70%
(Cost: $259,384,047)		189,067,980
Other Assets, Less Liabilities—(2.70)%		(4,971,588)

NET ASSETS—100.00%		$184,096,392

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.88%

ELECTRIC—0.03%
OGE Energy Corp.	10,781	$352,754

		352,754
ENERGY - ALTERNATE SOURCES—0.07%
SunPower Corp. Class A(a)(b)	10,110	796,365

		796,365
OIL & GAS—79.66%
Anadarko Petroleum Corp.	421,880	24,431,071
Apache Corp.	278,750	31,267,388
Arena Resources Inc.(a)	24,157	988,263
Atlas America Inc.	15,160	561,526
Atwood Oceanics Inc.(a)	3,046	139,842
Berry Petroleum Co. Class A	22,231	956,822
Bill Barrett Corp.(a)	15,160	623,682
Cabot Oil & Gas Corp.	88,645	3,901,266
Carrizo Oil & Gas Inc.(a)	10,110	508,937
Chesapeake Energy Corp.	237,920	11,931,688
Chevron Corp.	1,467,774	124,114,969
Cimarex Energy Co.	30,212	1,574,347
Comstock Resources Inc.(a)	27,023	1,648,673
ConocoPhillips	618,338	50,468,748
Continental Resources Inc.(a)	10,110	577,483
Crosstex Energy Inc.	26,696	858,009
Delta Petroleum Corp.(a)	40,693	776,016
Denbury Resources Inc.(a)	96,273	2,709,122
Devon Energy Corp.	366,119	34,741,032
Diamond Offshore Drilling Inc.	63,523	7,578,294
Encore Acquisition Co.(a)	31,977	1,978,417
ENSCO International Inc.	89,250	6,170,745
EOG Resources Inc.	233,699	23,493,760
EXCO Resources Inc.(a)(b)	52,974	1,379,973
Exxon Mobil Corp.	3,337,733	268,453,865
Forest Oil Corp.(a)	38,326	2,185,732
Frontier Oil Corp.	69,139	1,261,787
Grey Wolf Inc.(a)(b)	117,880	1,006,695
Helmerich & Payne Inc.	92,158	5,449,303
Hess Corp.	237,481	24,080,573
Holly Corp.	2,156	61,619
Marathon Oil Corp.	492,635	24,370,653
Mariner Energy Inc.(a)	64,749	1,713,259
Murphy Oil Corp.	188,757	15,049,596
Nabors Industries Ltd.(a)	188,948	6,889,044
Newfield Exploration Co.(a)	86,185	4,221,341
Noble Corp.	195,272	10,128,759
Noble Energy Inc.	116,847	8,631,488
Occidental Petroleum Corp.	714,872	56,353,360
Parker Drilling Co.(a)	68,380	551,827
Patterson-UTI Energy Inc.	94,450	2,684,269

Penn Virginia Corp.	9,467	575,120
Petrohawk Energy Corp.(a)	104,710	3,488,937
Pioneer Natural Resources Co.	118,100	7,021,045
Plains Exploration & Production Co.(a)	64,940	3,634,692
Pride International Inc.(a)	59,851	2,319,825
Quicksilver Resources Inc.(a)	74,731	1,954,963
Range Resources Corp.	68,674	3,334,809
Rowan Companies Inc.	40,007	1,592,279
Southwestern Energy Co.(a)	185,705	6,742,949
St. Mary Land & Exploration Co.	34,456	1,466,447
Stone Energy Corp.(a)	223	11,377
Swift Energy Co.(a)	18,569	943,677
Transocean Inc.(a)	197,559	26,873,951
Ultra Petroleum Corp.(a)	74,595	5,324,591
Unit Corp.(a)	16,420	1,109,171
Valero Energy Corp.	400,689	13,387,020
Whiting Petroleum Corp.(a)	7,060	661,310
XTO Energy Inc.	300,479	14,191,623

		861,107,029
OIL & GAS SERVICES—19.55%
Baker Hughes Inc.	319,351	26,477,391
BJ Services Co.	190,230	5,592,762
Cameron International Corp.(a)	136,243	6,506,966
Core Laboratories NV	9,433	1,222,611
Dresser-Rand Group Inc.(a)	46,405	1,768,031
Dril-Quip Inc.(a)	17,820	964,775
Exterran Holdings Inc.(a)	26,009	1,467,948
FMC Technologies Inc.(a)	56,516	3,491,559
Global Industries Ltd.(a)	1,294	15,450
Halliburton Co.	584,486	26,196,663
Helix Energy Solutions Group Inc.(a)	53,637	1,712,629
Hercules Offshore Inc.(a)	28,250	705,403
ION Geophysical Corp.(a)	44,235	706,433
Key Energy Services Inc.(a)	37,673	605,028
National Oilwell Varco Inc.(a)	234,470	18,436,376
Newpark Resources Inc.(a)	56,195	411,347
Oceaneering International Inc.(a)	10,514	637,569
Oil States International Inc.(a)	29,128	1,598,545
Schlumberger Ltd.	805,289	81,817,362
SEACOR Holdings Inc.(a)	6,420	537,161
Smith International Inc.	135,970	10,113,449
Superior Energy Services Inc.(a)	19,570	928,205
Tetra Technologies Inc.(a)	17,658	334,266
Tidewater Inc.	32,326	1,937,620
Weatherford International Ltd.(a)	405,836	15,312,192
W-H Energy Services Inc.(a)	19,445	1,779,801

		211,277,542
PIPELINES—0.51%
El Paso Corp.	306,945	5,503,524

		5,503,524
TRANSPORTATION—0.06%
Bristow Group Inc.(a)	13,888	624,821

		624,821

TOTAL COMMON STOCKS
(Cost: $1,003,170,795)		1,079,662,035

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.38%

MONEY MARKET FUNDS—0.38%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	1,280,065	1,280,065
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	2,821,101	2,821,101

		4,101,166

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,101,166)		4,101,166

TOTAL INVESTMENTS IN SECURITIES—100.26%
(Cost: $1,007,271,961)		1,083,763,201

SHORT POSITIONS(f)—(0.02)%

COMMON STOCKS—(0.02)%
John Bean Technologies Corp.	(12,256)	(177,712)

		(177,712)

TOTAL SHORT POSITIONS
(Proceeds: $177,680)		(177,712)
Other Assets, Less Liabilities—(0.24)%		(2,643,386)

NET ASSETS—100.00%		$1,080,942,103

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.80%

BANKS—28.27%
AMCORE Financial Inc.	8,215	$50,440
Associated Banc-Corp.	40,604	677,681
BancorpSouth Inc.	26,263	559,402
Bank of America Corp.	1,547,087	50,899,162
Bank of Hawaii Corp.	16,552	834,055
Bank of New York Mellon Corp. (The)	386,485	13,720,217
BB&T Corp.	187,052	5,241,197
BOK Financial Corp.	7,703	308,120
Cathay General Bancorp(a)	17,491	278,807
Citizens Republic Bancorp Inc.	28,098	94,128
City National Corp.	13,538	665,122
Colonial BancGroup Inc. (The)(a)	67,731	451,088
Comerica Inc.	51,332	1,474,255
Commerce Bancshares Inc.	19,992	872,251
Cullen/Frost Bankers Inc.	18,824	992,778
Discover Financial Services LLC	147,957	2,167,570
East West Bancorp Inc.(a)	21,870	260,472
F.N.B. Corp. (Pennsylvania)	29,427	333,408
Fifth Third Bancorp	166,294	2,323,127
First BanCorp (Puerto Rico)	27,002	236,267
First Horizon National Corp.	63,574	597,596
First Midwest Bancorp Inc.	16,635	341,517
FirstMerit Corp.	25,556	502,942
Frontier Financial Corp.(a)	16,111	186,082
Fulton Financial Corp.	59,191	623,873
Hancock Holding Co.	8,939	401,272
Huntington Bancshares Inc.	125,071	877,998
International Bancshares Corp.	18,285	449,811
KeyCorp	155,397	1,639,438
M&T Bank Corp.	26,693	1,878,653
Marshall & Ilsley Corp.	82,525	1,254,380
National City Corp.(a)	217,193	1,027,323
Northern Trust Corp.	74,570	5,829,137
Old National Bancorp	22,902	347,652
Pacific Capital Bancorp	16,279	212,767
PacWest Bancorp	9,324	173,613
Park National Corp.(a)	3,876	242,754
PNC Financial Services Group Inc. (The)	117,357	8,366,381
Popular Inc.(a)	86,991	597,628
Prosperity Bancshares Inc.	14,956	480,088
Provident Bankshares Corp.	11,815	107,517
Regions Financial Corp.	235,787	2,235,261
South Financial Group Inc. (The)(a)	26,742	161,254
State Street Corp.	144,802	10,373,615
Sterling Bancshares Inc.	25,490	247,763
Sterling Financial Corp. (Washington)	17,620	131,798
SunTrust Banks Inc.	118,518	4,866,349
Susquehanna Bancshares Inc.	29,371	420,593
SVB Financial Group(a)(b)	11,060	636,945

Synovus Financial Corp.	93,338	887,644
TCF Financial Corp.	40,993	522,661
TrustCo Bank Corp. NY	25,630	223,750
Trustmark Corp.(a)	17,299	312,420
U.S. Bancorp	586,023	17,938,164
UCBH Holdings Inc.	36,682	165,436
Umpqua Holdings Corp.(a)	20,600	279,748
UnionBanCal Corp.	18,205	977,973
United Bancshares Inc.	14,758	371,754
United Community Banks Inc.(a)	16,720	178,068
Valley National Bancorp	42,935	847,537
Wachovia Corp.	732,931	12,657,718
Webster Financial Corp.	17,990	357,281
Wells Fargo & Co.	1,057,844	32,020,938
Westamerica Bancorporation	9,915	515,580
Whitney Holding Corp.	22,151	455,425
Wilmington Trust Corp.	22,953	541,002
Wintrust Financial Corp.	8,113	167,533
Zions Bancorporation	36,403	1,065,516

		198,137,695
COMMERCIAL SERVICES—2.15%
Equifax Inc.	44,044	1,545,504
Moody’s Corp.	71,056	2,473,459
Visa Inc. Class A(b)	151,569	11,073,631

		15,092,594
DIVERSIFIED FINANCIAL SERVICES—30.75%
Affiliated Managers Group Inc.(b)	13,739	1,187,050
American Express Co.	347,773	12,909,334
AmeriCredit Corp.(b)	39,200	343,784
Ameriprise Financial Inc.	75,318	3,201,015
BlackRock Inc.	6,731	1,458,675
Capital One Financial Corp.	126,516	5,295,960
Charles Schwab Corp. (The)	319,478	7,312,851
CIT Group Inc.	95,645	811,070
Citigroup Inc.	1,848,248	34,543,755
CME Group Inc.	18,493	6,659,884
E*TRADE Financial Corp.(a)(b)	144,758	437,169
Eaton Vance Corp.	39,155	1,454,217
Federal Home Loan Mortgage Corp.	218,974	1,789,018
Federal National Mortgage Association	331,791	3,815,597
Federated Investors Inc. Class B	32,612	1,071,630
Franklin Resources Inc.	54,657	5,499,041
GLG Partners Inc.(a)	67,906	626,772
Goldman Sachs Group Inc. (The)	122,212	22,491,896
IntercontinentalExchange Inc.(b)	23,792	2,374,442
Invesco Ltd.	131,460	3,061,703
Investment Technology Group Inc.(b)	14,859	441,907
Janus Capital Group Inc.	55,741	1,691,182
Jefferies Group Inc.(a)	38,445	730,071
JPMorgan Chase & Co.	1,172,346	47,632,418
Knight Capital Group Inc. Class A(b)	32,015	524,726
Lazard Ltd. Class A	16,023	653,899
Legg Mason Inc.	46,918	1,893,141
Lehman Brothers Holdings Inc.	236,246	4,096,506
Merrill Lynch & Co. Inc.	286,696	7,640,448
MF Global Ltd.(b)	33,784	219,258
Morgan Stanley	341,911	13,498,646
NASDAQ OMX Group Inc. (The)(b)	53,392	1,482,696
National Financial Partners Corp.	13,532	282,142
NYMEX Holdings Inc.	29,749	2,438,823
NYSE Euronext Inc.	76,071	3,593,594

optionsXpress Holdings Inc.	16,029	397,679
Piper Jaffray Companies(b)	6,223	220,917
Raymond James Financial Inc.	33,320	962,948
SLM Corp.(b)	158,259	2,710,977
SWS Group Inc.	9,665	182,862
T. Rowe Price Group Inc.	88,099	5,272,725
TD Ameritrade Holding Corp.(b)	82,053	1,633,675
Waddell & Reed Financial Inc. Class A	29,047	970,170

		215,516,273
FOREST PRODUCTS & PAPER—0.67%
Plum Creek Timber Co. Inc.	58,439	2,847,148
Potlatch Corp.	13,324	620,499
Rayonier Inc.	26,632	1,244,247

		4,711,894
INSURANCE—22.52%
ACE Ltd.	112,931	5,725,602
Aflac Inc.	161,130	8,960,439
Alleghany Corp.(b)	2,001	630,855
Allied World Assurance Holdings Ltd.	16,506	686,815
Allstate Corp. (The)	186,899	8,638,472
Ambac Financial Group Inc.(a)	101,212	255,054
American Financial Group Inc.	25,597	741,545
American International Group Inc.	794,096	20,686,201
American National Insurance Co.	5,385	508,883
Aon Corp.	89,411	4,095,024
Arch Capital Group Ltd.(b)	17,929	1,250,189
Arthur J. Gallagher & Co.	31,386	798,146
Aspen Insurance Holdings Ltd.	25,298	642,316
Assurant Inc.	33,421	2,009,271
Assured Guaranty Ltd.(a)	20,348	233,188
Axis Capital Holdings Ltd.	49,846	1,579,121
Brown & Brown Inc.	38,644	678,975
Chubb Corp.	125,605	6,034,064
Cincinnati Financial Corp.	51,623	1,437,184
Conseco Inc.(b)	63,036	528,242
Delphi Financial Group Inc. Class A	14,233	355,113
Endurance Specialty Holdings Ltd.	18,244	558,266
Erie Indemnity Co. Class A	10,937	477,947
Everest Re Group Ltd.	19,817	1,621,031
Fidelity National Financial Inc.	73,449	981,279
First American Corp.	27,619	695,999
Genworth Financial Inc. Class A	146,740	2,343,438
Hanover Insurance Group Inc. (The)	17,592	755,049
Hartford Financial Services Group Inc. (The)	107,313	6,802,571
HCC Insurance Holdings Inc.	39,148	886,702
Hilb Rogal & Hobbs Co.	12,480	541,008
Horace Mann Educators Corp.	13,970	193,624
IPC Holdings Ltd.	18,299	587,398
Lincoln National Corp.	87,899	4,192,782
Loews Corp.	120,177	5,355,087
Markel Corp.(b)	3,413	1,238,919
Marsh & McLennan Companies Inc.	173,395	4,898,409
Max Capital Group Ltd.	16,141	378,829
MBIA Inc.(a)	78,584	466,003
Mercury General Corp.	9,040	456,610
MetLife Inc.	146,906	7,458,418
MGIC Investment Corp.	42,110	269,504
Montpelier Re Holdings Ltd.	30,037	471,581
Nationwide Financial Services Inc. Class A	15,736	729,364
Old Republic International Corp.	78,694	826,287
PartnerRe Ltd.	18,446	1,297,123

Philadelphia Consolidated Holding Corp.(b)	20,579	1,202,843
Phoenix Companies Inc. (The)	36,932	359,348
Platinum Underwriters Holdings Ltd.	16,714	603,375
PMI Group Inc. (The)	26,386	66,229
Principal Financial Group Inc.	81,450	3,462,440
ProAssurance Corp.(b)	10,135	496,007
Progressive Corp. (The)	214,980	4,353,345
Protective Life Corp.	23,510	845,420
Prudential Financial Inc.	148,711	10,256,598
Radian Group Inc.(a)	27,521	47,887
Reinsurance Group of America Inc.	10,027	498,342
RenaissanceRe Holdings Ltd.	21,799	1,108,915
RLI Corp.	6,662	363,878
Safeco Corp.	30,449	2,014,506
Selective Insurance Group Inc.	18,306	395,410
StanCorp Financial Group Inc.	16,701	824,862
Torchmark Corp.	30,488	1,769,828
Transatlantic Holdings Inc.	8,995	521,170
Travelers Companies Inc. (The)	205,204	9,053,600
Unitrin Inc.	15,592	430,183
Unum Group	117,504	2,838,897
W.R. Berkley Corp.	50,062	1,182,464
White Mountains Insurance Group Ltd.	2,654	1,158,471
Willis Group Holdings Ltd.	48,023	1,501,679
XL Capital Ltd. Class A	60,583	1,083,830
Zenith National Insurance Corp.	12,813	440,895

		157,838,349
REAL ESTATE—0.65%
Brookfield Properties Corp.	69,135	1,305,269
CB Richard Ellis Group Inc. Class A(b)	61,163	859,340
Forest City Enterprises Inc. Class A	22,345	582,534
Forestar Real Estate Group Inc.(b)	11,295	204,214
Jones Lang LaSalle Inc.	10,828	515,846
St. Joe Co. (The)(a)	31,211	1,093,321

		4,560,524
REAL ESTATE INVESTMENT TRUSTS—12.12%
Alexandria Real Estate Equities Inc.	10,848	1,120,164
AMB Property Corp.	33,238	1,627,332
Annaly Capital Management Inc.	182,234	2,746,266
Apartment Investment and Management Co. Class A	30,530	1,043,210
AvalonBay Communities Inc.(a)	26,066	2,599,041
BioMed Realty Trust Inc.	24,007	619,381
Boston Properties Inc.	40,332	3,879,535
Brandywine Realty Trust	30,048	482,270
BRE Properties Inc. Class A	17,441	852,516
Camden Property Trust	17,967	883,617
CapitalSource Inc.	72,868	846,726
CBL & Associates Properties Inc.	22,662	440,096
Colonial Properties Trust	14,277	284,969
Corporate Office Properties Trust	16,159	628,262
Cousins Properties Inc.(a)	11,449	251,535
DCT Industrial Trust Inc.	57,988	491,158
Developers Diversified Realty Corp.	40,584	1,297,065
DiamondRock Hospitality Co.	32,949	303,790
Digital Realty Trust Inc.	20,586	883,345
Douglas Emmett Inc.	36,742	864,539
Duke Realty Corp.	49,531	1,224,902
Entertainment Properties Trust	10,292	552,063
Equity Lifestyle Properties Inc.	7,734	371,309
Equity Residential	91,901	3,967,366

Essex Property Trust Inc.	8,713	1,057,323
Federal Realty Investment Trust	19,971	1,450,094
FelCor Lodging Trust Inc.	21,283	170,051
First Industrial Realty Trust Inc.(a)	15,148	375,519
Franklin Street Properties Corp.	21,931	269,093
General Growth Properties Inc.	85,211	2,335,634
HCP Inc.	79,609	2,871,497
Health Care REIT Inc.	30,515	1,521,783
Healthcare Realty Trust Inc.	17,475	506,950
Highwoods Properties Inc.	19,373	707,115
Home Properties Inc.	10,888	599,058
Hospitality Properties Trust	31,763	676,552
Host Hotels & Resorts Inc.	176,717	2,316,760
HRPT Properties Trust	76,993	539,721
iStar Financial Inc.	45,706	375,246
Kilroy Realty Corp.	11,093	508,170
Kimco Realty Corp.	74,425	2,626,458
LaSalle Hotel Properties	13,695	311,013
Lexington Realty Trust	19,631	282,686
Liberty Property Trust	31,446	1,144,634
Macerich Co. (The)	25,385	1,404,552
Mack-Cali Realty Corp.	22,378	858,868
Maguire Properties Inc.	13,117	141,532
Mid-America Apartment Communities Inc.	8,728	501,598
National Retail Properties Inc.(a)	24,864	525,625
Nationwide Health Properties Inc.	32,793	1,216,948
Newcastle Investment Corp.(a)	18,200	110,656
Pennsylvania Real Estate Investment Trust	12,989	239,257
Post Properties Inc.	14,929	474,593
ProLogis	88,767	4,338,931
Public Storage	43,591	3,569,667
RAIT Financial Trust(a)	19,726	131,178
Realty Income Corp.(a)	34,417	866,964
Redwood Trust Inc.(a)	10,503	229,280
Regency Centers Corp.	23,517	1,399,262
Senior Housing Properties Trust	37,763	794,911
Simon Property Group Inc.	75,791	7,020,520
SL Green Realty Corp.	19,784	1,648,799
Strategic Hotels & Resorts Inc.(a)	25,824	203,751
Sunstone Hotel Investors Inc.	20,121	260,366
Taubman Centers Inc.	17,914	859,872
UDR Inc.	43,485	1,110,607
Ventas Inc.	46,698	2,094,872
Vornado Realty Trust	48,821	4,641,412
Washington Real Estate Investment Trust	16,628	569,675
Weingarten Realty Investors	26,513	808,381

		84,927,891
SAVINGS & LOANS—1.68%
Anchor BanCorp Wisconsin Inc.	6,862	49,406
Astoria Financial Corp.	29,799	666,604
Dime Community Bancshares Inc.	10,630	177,840
Downey Financial Corp.(a)	7,728	16,306
First Niagara Financial Group Inc.	36,824	515,168
Guaranty Financial Group Inc.(a)(b)	11,295	37,386
Hudson City Bancorp Inc.	163,427	2,984,177
New York Community Bancorp Inc.	112,745	1,873,822
NewAlliance Bancshares Inc.	34,714	450,588
People’s United Financial Inc.	58,342	990,647
Provident Financial Services Inc.	19,232	280,595
Sovereign Bancorp Inc.	165,533	1,575,874
Washington Federal Inc.	29,718	552,755
Washington Mutual Inc.	298,629	1,591,693

		11,762,861

SOFTWARE—0.99%
MasterCard Inc. Class A	23,944	5,845,928
SEI Investments Co.	47,517	1,094,317

		6,940,245

TOTAL COMMON STOCKS
(Cost: $935,190,699)		699,488,326

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.93%

MONEY MARKET FUNDS—0.93%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	396,372	396,372
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	6,157,987	6,157,987

		6,554,359

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,554,359)		6,554,359

TOTAL INVESTMENTS IN SECURITIES—100.73%
(Cost: $941,745,058)		706,042,685
Other Assets, Less Liabilities—(0.73)%		(5,145,759)

NET ASSETS—100.00%		$700,896,926

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.76%

BANKS—44.02%
AMCORE Financial Inc.	5,088	$31,240
Associated Banc-Corp.	28,234	471,225
BancorpSouth Inc.	18,327	390,365
Bank of America Corp.	1,079,365	35,511,108
Bank of Hawaii Corp.	11,517	580,342
Bank of New York Mellon Corp. (The)	269,684	9,573,782
BB&T Corp.	130,552	3,658,067
BOK Financial Corp.	5,342	213,680
Cathay General Bancorp(a)	11,835	188,650
Citizens Republic Bancorp Inc.	18,585	62,260
City National Corp.	9,402	461,920
Colonial BancGroup Inc. (The)(a)	47,597	316,996
Comerica Inc.	35,747	1,026,654
Commerce Bancshares Inc.	13,895	606,239
Cullen/Frost Bankers Inc.	13,098	690,789
Discover Financial Services LLC	103,182	1,511,616
East West Bancorp Inc.(a)	15,122	180,103
F.N.B. Corp. (Pennsylvania)	20,425	231,415
Fifth Third Bancorp	115,929	1,619,528
First BanCorp (Puerto Rico)	18,447	161,411
First Horizon National Corp.	43,822	411,927
First Midwest Bancorp Inc.	11,560	237,327
FirstMerit Corp.	17,757	349,458
Frontier Financial Corp.(a)	11,304	130,561
Fulton Financial Corp.(a)	41,118	433,384
Hancock Holding Co.	6,212	278,857
Huntington Bancshares Inc.	86,904	610,066
International Bancshares Corp.	12,710	312,666
KeyCorp	108,603	1,145,762
M&T Bank Corp.	18,595	1,308,716
Marshall & Ilsley Corp.	57,469	873,529
National City Corp.(a)	151,955	718,747
Northern Trust Corp.	52,050	4,068,748
Old National Bancorp	15,802	239,874
Pacific Capital Bancorp	11,130	145,469
PacWest Bancorp	6,315	117,585
Park National Corp.	2,707	169,539
PNC Financial Services Group Inc. (The)	81,901	5,838,722
Popular Inc.(a)	60,487	415,546
Prosperity Bancshares Inc.	10,513	337,467
Provident Bankshares Corp.	7,754	70,561
Regions Financial Corp.	164,509	1,559,545
South Financial Group Inc. (The)	17,678	106,598
State Street Corp.	101,049	7,239,150
Sterling Bancshares Inc.	17,541	170,499
Sterling Financial Corp. (Washington)	12,638	94,532
SunTrust Banks Inc.	82,703	3,395,785
Susquehanna Bancshares Inc.	20,431	292,572
SVB Financial Group(a)(b)	7,687	442,694

Synovus Financial Corp.(a)	64,898	617,180
TCF Financial Corp.	28,480	363,120
TrustCo Bank Corp. NY	17,786	155,272
Trustmark Corp.	12,026	217,190
U.S. Bancorp	408,904	12,516,551
UCBH Holdings Inc.	26,624	120,074
Umpqua Holdings Corp.	14,308	194,303
UnionBanCal Corp.	12,644	679,236
United Bancshares Inc.	10,261	258,475
United Community Banks Inc.(a)	11,423	121,655
Valley National Bancorp	29,846	589,160
Wachovia Corp.	511,464	8,832,983
Webster Financial Corp.	12,485	247,952
Wells Fargo & Co.	738,059	22,341,046
Westamerica Bancorporation	6,888	358,176
Whitney Holding Corp.	15,280	314,157
Wilmington Trust Corp.	15,954	376,036
Wintrust Financial Corp.	5,613	115,908
Zions Bancorporation	25,328	741,351

		138,163,101
COMMERCIAL SERVICES—3.36%
Equifax Inc.	30,684	1,076,702
Moody’s Corp.	49,583	1,725,984
Visa Inc. Class A(b)	105,770	7,727,556

		10,530,242
DIVERSIFIED FINANCIAL SERVICES—47.91%
Affiliated Managers Group Inc.(b)	9,611	830,390
American Express Co.	242,674	9,008,059
AmeriCredit Corp.(a)(b)	27,225	238,763
Ameriprise Financial Inc.	52,592	2,235,160
BlackRock Inc.	4,676	1,013,336
Capital One Financial Corp.	88,318	3,696,991
Charles Schwab Corp. (The)	222,973	5,103,852
CIT Group Inc.	66,500	563,920
Citigroup Inc.	1,289,506	24,100,867
CME Group Inc.	12,905	4,647,478
E*TRADE Financial Corp.(a)(b)	100,611	303,845
Eaton Vance Corp.	27,280	1,013,179
Federal Home Loan Mortgage Corp.	152,880	1,249,030
Federal National Mortgage Association	231,581	2,663,181
Federated Investors Inc. Class B	22,709	746,218
Franklin Resources Inc.	38,153	3,838,573
GLG Partners Inc.(a)	47,112	434,844
Goldman Sachs Group Inc. (The)	85,269	15,692,907
IntercontinentalExchange Inc.(b)	16,602	1,656,880
Invesco Ltd.	91,778	2,137,510
Investment Technology Group Inc.(b)	10,312	306,679
Janus Capital Group Inc.	38,837	1,178,315
Jefferies Group Inc.	27,032	513,338
JPMorgan Chase & Co.	817,917	33,231,968
Knight Capital Group Inc. Class A(b)	22,244	364,579
Lazard Ltd. Class A	11,124	453,970
Legg Mason Inc.	32,785	1,322,875
Lehman Brothers Holdings Inc.	164,937	2,860,008
Merrill Lynch & Co. Inc.	200,088	5,332,345
MF Global Ltd.(b)	23,290	151,152
Morgan Stanley	238,587	9,419,415
NASDAQ OMX Group Inc. (The)(b)	37,325	1,036,515
National Financial Partners Corp.	9,414	196,282
NYMEX Holdings Inc.	20,765	1,702,315
NYSE Euronext Inc.	53,136	2,510,145

optionsXpress Holdings Inc.	11,130	276,135
Piper Jaffray Companies(b)	4,481	159,075
Raymond James Financial Inc.	23,170	669,613
SLM Corp.(b)	110,490	1,892,694
SWS Group Inc.	6,650	125,818
T. Rowe Price Group Inc.	61,493	3,680,356
TD Ameritrade Holding Corp.(b)	57,158	1,138,016
Waddell & Reed Financial Inc. Class A	20,418	681,961

		150,378,552
INSURANCE—0.31%
Fidelity National Financial Inc.	51,080	682,429
MGIC Investment Corp.	29,742	190,349
PMI Group Inc. (The)	19,611	49,224
Radian Group Inc.(a)	20,115	35,000

		957,002
SAVINGS & LOANS—2.62%
Anchor BanCorp Wisconsin Inc.	4,792	34,502
Astoria Financial Corp.	20,689	462,813
Dime Community Bancshares Inc.	7,368	123,267
Downey Financial Corp.(a)	5,176	10,921
First Niagara Financial Group Inc.	26,041	364,314
Guaranty Financial Group Inc.(a)(b)	8,121	26,880
Hudson City Bancorp Inc.	114,065	2,082,827
New York Community Bancorp Inc.	80,414	1,336,481
NewAlliance Bancshares Inc.	24,122	313,104
People’s United Financial Inc.	40,579	689,031
Provident Financial Services Inc.	13,360	194,922
Sovereign Bancorp Inc.	115,200	1,096,704
Washington Federal Inc.	20,553	382,286
Washington Mutual Inc.	208,073	1,109,029

		8,227,081
SOFTWARE—1.54%
MasterCard Inc. Class A	16,712	4,080,235
SEI Investments Co.	33,085	761,948

		4,842,183

TOTAL COMMON STOCKS
(Cost: $430,997,320)		313,098,161

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.77%

MONEY MARKET FUNDS—0.77%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	195,766	195,766
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	2,222,374	2,222,374

		2,418,140

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,418,140)		2,418,140

TOTAL INVESTMENTS IN SECURITIES—100.53%
(Cost: $433,415,460)		315,516,301

Other Assets, Less Liabilities—(0.53)%	(1,666,880)

NET ASSETS—100.00%	$313,849,421

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.97%

COMMERCIAL SERVICES—0.94%
Healthcare Services Group Inc.	34,424	$571,783
HMS Holdings Corp.(a)	21,911	545,146

		1,116,929
DIALYSIS CENTERS—2.97%
DaVita Inc.(a)	63,080	3,523,018

		3,523,018
HEALTH CARE COST CONTAINMENT/MANAGEMENT—0.73%
HealthSpring Inc.(a)	44,728	869,960

		869,960
INTERNET APPLICATIONS SOFTWARE—0.47%
eResearch Technology Inc.(a)	37,893	551,722

		551,722
LIFE/HEALTH INSURANCE—0.35%
Universal American Corp.(a)	39,394	413,243

		413,243
MEDICAL - HMO—45.56%
Aetna Inc.	218,705	8,969,092
AMERIGROUP Corp.(a)	42,181	1,071,397
Centene Corp.(a)	37,131	828,393
CIGNA Corp.	143,826	5,324,438
Coventry Health Care Inc.(a)	87,885	3,108,492
Health Net Inc.(a)	71,239	1,991,842
Humana Inc.(a)	94,809	4,163,063
Magellan Health Services Inc.(a)	29,300	1,223,275
Molina Healthcare Inc.(a)	13,998	417,700
UnitedHealth Group Inc.	497,085	13,958,147
WellCare Health Plans Inc.(a)	30,120	1,184,620
WellPoint Inc.(a)	225,189	11,811,163

		54,051,622
MEDICAL - HOSPITALS—6.92%
Community Health Systems Inc.(a)	63,192	2,084,072
Health Management Associates Inc. Class A(a)	184,371	1,133,882
LifePoint Hospitals Inc.(a)(b)	40,831	1,168,991
Tenet Healthcare Corp.(a)	325,298	1,883,475
Universal Health Services Inc. Class B	32,002	1,939,961

		8,210,381
MEDICAL - NURSING HOMES—1.30%
Assisted Living Concepts Inc.(a)	55,850	320,579
Kindred Healthcare Inc.(a)	26,436	712,979
Sun Healthcare Group Inc.(a)	35,457	506,681

		1,540,239

MEDICAL - OUTPATIENT/HOME MEDICAL CARE—4.97%
Amedisys Inc.(a)	20,533	1,316,576
AmSurg Corp.(a)	26,893	720,732
Apria Healthcare Group Inc.(a)	38,411	737,875
Gentiva Health Services Inc.(a)	26,111	666,875
Lincare Holdings Inc.(a)	52,867	1,703,375
Odyssey Healthcare Inc.(a)	32,976	310,634
Res-Care Inc.(a)	23,909	438,969

		5,895,036
MEDICAL LABS & TESTING SERVICES—10.22%
Covance Inc.(a)	38,332	3,518,878
Laboratory Corp. of America Holdings(a)	61,055	4,126,097
Quest Diagnostics Inc.	84,290	4,480,856

		12,125,831
PHARMACY SERVICES—16.28%
Express Scripts Inc.(a)	104,727	7,387,443
HealthExtras Inc.(a)	27,925	838,029
Medco Health Solutions Inc.(a)	223,566	11,084,402

		19,309,874
PHYSICAL THERAPY/REHAB CENTERS—2.05%
HealthSouth Corp.(a)(b)	67,004	1,100,206
Psychiatric Solutions Inc.(a)(b)	38,086	1,333,772

		2,433,978
PHYSICIAN PRACTICE MANAGEMENT—1.94%
Healthways Inc.(a)	28,361	720,653
Pediatrix Medical Group Inc.(a)	32,472	1,579,763

		2,300,416
RESEARCH & DEVELOPMENT—3.99%
Kendle International Inc.(a)	12,176	501,042
PAREXEL International Corp.(a)	43,860	1,282,028
Pharmaceutical Product Development Inc.	65,011	2,479,520
PharmaNet Development Group Inc.(a)	19,587	472,634

		4,735,224
RETIREMENT/AGED CARE—1.28%
Brookdale Senior Living Inc.	33,668	513,774
Emeritus Corp.(a)	22,374	377,002
Sunrise Senior Living Inc.(a)	35,302	632,965

		1,523,741

TOTAL COMMON STOCKS
(Cost: $162,509,273)		118,601,214

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.04%

MONEY MARKET FUNDS—2.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	72,459	72,459
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	2,343,050	2,343,050

		2,415,509

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,415,509)		2,415,509

TOTAL INVESTMENTS IN SECURITIES—102.01%
(Cost: $164,924,782)		121,016,723
Other Assets, Less Liabilities—(2.01)%		(2,381,239)

NET ASSETS—100.00%		$118,635,484

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.84%

BIOTECHNOLOGY—14.13%
Abraxis BioScience Inc.(a)	3,090	$232,708
Affymetrix Inc.(a)	36,210	285,335
Alexion Pharmaceuticals Inc.(a)	19,598	1,837,312
Amgen Inc.(a)	570,817	35,750,269
Biogen Idec Inc.(a)	154,127	10,751,899
Bio-Rad Laboratories Inc. Class A(a)	9,605	855,805
Celera Corp.(a)	41,666	568,741
Celgene Corp.(a)	228,530	17,251,730
Charles River Laboratories International Inc.(a)	35,658	2,369,831
Enzo Biochem Inc.(a)	19,555	277,876
Enzon Pharmaceuticals Inc.(a)	21,410	175,134
Genentech Inc.(a)	243,557	23,198,804
Genzyme Corp.(a)	139,680	10,706,472
Human Genome Sciences Inc.(a)	70,252	465,771
Illumina Inc.(a)(b)	28,955	2,699,764
Incyte Corp.(a)	40,689	376,780
InterMune Inc.(a)(b)	16,036	275,498
Invitrogen Corp.(a)	47,220	2,094,207
Millipore Corp.(a)	28,792	2,025,517
Myriad Genetics Inc.(a)	22,994	1,529,101
Nektar Therapeutics(a)	48,221	240,141
PDL BioPharma Inc.	61,516	687,134
Regeneron Pharmaceuticals Inc.(a)	39,762	870,390
Savient Pharmaceuticals Inc.(a)	27,848	740,200
Vertex Pharmaceuticals Inc.(a)	72,922	2,515,809

		118,782,228
COMMERCIAL SERVICES—0.35%
PAREXEL International Corp.(a)	29,479	861,671
Pharmaceutical Product Development Inc.	55,352	2,111,125

		2,972,796
DISTRIBUTION & WHOLESALE—0.11%
Owens & Minor Inc.	21,207	973,825

		973,825
ELECTRONICS—2.49%
Applied Biosystems Inc.	88,477	3,267,456
Thermo Fisher Scientific Inc.(a)	220,729	13,358,519
Varian Inc.(a)	15,686	774,888
Waters Corp.(a)	52,509	3,567,461

		20,968,324
HEALTH CARE - PRODUCTS—32.17%
Advanced Medical Optics Inc.(a)	31,274	542,917
Alcon Inc.	40,114	6,916,857
American Medical Systems Holdings Inc.(a)	37,713	621,133
ArthroCare Corp.(a)(b)	14,169	299,533
Baxter International Inc.	333,083	22,852,825

Beckman Coulter Inc.	32,896	2,379,697
Becton, Dickinson and Co.	120,865	10,262,647
Boston Scientific Corp.(a)	776,081	9,227,603
C.R. Bard Inc.	52,236	4,849,590
Cepheid Inc.(a)	28,710	491,515
Cooper Companies Inc. (The)	23,730	799,701
Covidien Ltd.	259,747	12,789,942
Datascope Corp.	6,604	308,275
DENTSPLY International Inc.	73,424	2,955,316
Edwards Lifesciences Corp.(a)	29,133	1,826,056
Gen-Probe Inc.(a)	28,186	1,502,878
Haemonetics Corp.(a)	13,477	782,475
Henry Schein Inc.(a)(b)	46,469	2,488,880
Hill-Rom Holdings Inc.	32,406	910,285
Hologic Inc.(a)(b)	134,226	2,479,154
IDEXX Laboratories Inc.(a)	31,952	1,709,432
Immucor Inc.(a)	36,691	1,105,500
Intuitive Surgical Inc.(a)	20,080	6,250,703
Invacare Corp.	16,247	382,292
Inverness Medical Innovations Inc.(a)	40,433	1,362,996
Johnson & Johnson	1,487,447	101,845,497
Kinetic Concepts Inc.(a)	28,250	987,338
Medtronic Inc.	589,848	31,161,670
Mentor Corp.(b)	17,791	441,395
NuVasive Inc.(a)	18,154	1,019,710
Patterson Companies Inc.(a)	63,613	1,986,634
PSS World Medical Inc.(a)	33,090	554,588
ResMed Inc.(a)	40,810	1,543,434
St. Jude Medical Inc.(a)	179,140	8,344,341
Steris Corp.	32,913	1,124,637
Stryker Corp.	164,832	10,580,566
TECHNE Corp.(a)	20,799	1,653,936
Varian Medical Systems Inc.(a)	66,408	3,984,480
West Pharmaceutical Services Inc.	17,035	782,247
Zimmer Holdings Inc.(a)	121,690	8,385,658

		270,494,333
HEALTH CARE - SERVICES—9.61%
Aetna Inc.	254,784	10,448,692
AMERIGROUP Corp.(a)	27,521	699,033
Apria Healthcare Group Inc.(a)	23,083	443,424
Brookdale Senior Living Inc.	21,800	332,668
Centene Corp.(a)	22,809	508,869
Community Health Systems Inc.(a)	50,473	1,664,600
Covance Inc.(a)	33,509	3,076,126
Coventry Health Care Inc.(a)	79,941	2,827,513
DaVita Inc.(a)	55,573	3,103,752
Health Management Associates Inc. Class A(a)	127,330	783,080
Health Net Inc.(a)	56,537	1,580,775
HealthSouth Corp.(a)	41,702	684,747
Healthways Inc.(a)	18,707	475,345
Humana Inc.(a)	89,444	3,927,486
Laboratory Corp. of America Holdings(a)	58,130	3,928,425
LifePoint Hospitals Inc.(a)(b)	28,792	824,315
Lincare Holdings Inc.(a)	38,735	1,248,042
Magellan Health Services Inc.(a)	20,339	849,153
Odyssey Healthcare Inc.(a)	17,077	160,865
Pediatrix Medical Group Inc.(a)	24,925	1,212,601
Psychiatric Solutions Inc.(a)(b)	27,694	969,844
Quest Diagnostics Inc.	79,222	4,211,442

Sunrise Senior Living Inc.(a)	23,025	412,838
Tenet Healthcare Corp.(a)	249,874	1,446,770
UnitedHealth Group Inc.	645,511	18,125,949

Universal Health Services Inc. Class B	24,926	1,511,014
WellCare Health Plans Inc.(a)	21,884	860,698
WellPoint Inc.(a)	276,472	14,500,956

		80,819,022
INSURANCE—0.65%
CIGNA Corp.	146,849	5,436,350

		5,436,350
PHARMACEUTICALS—40.33%
Abbott Laboratories	808,053	45,525,706
Alkermes Inc.(a)	53,414	841,271
Allergan Inc.	160,856	8,353,252
Alpharma Inc. Class A(a)	22,885	519,718
Amylin Pharmaceuticals Inc.(a)(b)	71,078	2,242,511
APP Pharmaceuticals Inc.(a)	12,359	292,414
Barr Pharmaceuticals Inc.(a)	56,363	3,718,831
BioMarin Pharmaceutical Inc.(a)	50,382	1,639,934
Bristol-Myers Squibb Co.	1,033,771	21,833,244
Cephalon Inc.(a)	35,531	2,599,448
Cubist Pharmaceuticals Inc.(a)(b)	28,958	656,188
CV Therapeutics Inc.(a)	29,423	275,694
Eli Lilly and Co.	507,931	23,928,629
Endo Pharmaceuticals Holdings Inc.(a)	57,329	1,327,166
Express Scripts Inc.(a)	112,045	7,903,654
Forest Laboratories Inc.(a)	164,159	5,829,286
Gilead Sciences Inc.(a)	483,410	26,094,472
Hospira Inc.(a)	82,084	3,132,325
ImClone Systems Inc.(a)	32,466	2,075,551
Isis Pharmaceuticals Inc.(a)	45,752	783,732
King Pharmaceuticals Inc.(a)	126,984	1,461,586
Medarex Inc.(a)	65,981	651,892
Medco Health Solutions Inc.(a)	266,241	13,200,229
Medicines Co. (The)(a)	27,298	606,289
Medicis Pharmaceutical Corp. Class A	29,310	538,132
Merck & Co. Inc.	1,127,332	37,089,223
Mylan Inc.(a)	159,432	2,067,833
Onyx Pharmaceuticals Inc.(a)	28,706	1,162,593
OSI Pharmaceuticals Inc.(a)	30,476	1,603,952
Par Pharmaceutical Companies Inc.(a)	18,448	319,150
Perrigo Co.	41,285	1,454,471
Pfizer Inc.	3,586,636	66,962,494
PharMerica Corp.(a)	14,987	354,443
Schering-Plough Corp.	850,972	17,938,490
Sepracor Inc.(a)	57,082	997,793
Theravance Inc.(a)(b)	27,110	433,218
United Therapeutics Corp.(a)	11,175	1,267,133
Valeant Pharmaceuticals International(a)	40,691	696,630
Warner Chilcott Ltd. Class A(a)	44,554	753,408
Watson Pharmaceuticals Inc.(a)	53,872	1,557,440
Wyeth	700,738	28,393,904

		339,083,329

TOTAL COMMON STOCKS
(Cost: $951,073,982)		839,530,207

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.96%

MONEY MARKET FUNDS—0.96%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	879,237	879,237
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	7,175,788	7,175,788

		8,055,025

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,055,025)		8,055,025

TOTAL INVESTMENTS IN SECURITIES—100.80%
(Cost: $959,129,007)		847,585,232
Other Assets, Less Liabilities—(0.80)%		(6,752,487)

NET ASSETS—100.00%		$840,832,745

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—97.07%

BUILDING - MOBIL HOME/MANUFACTURED HOUSING & RV—15.30%
Cavco Industries Inc.(a)(b)	482,808	$16,270,630
Champion Enterprises Inc.(a)(c)	1,963,952	7,757,610
Palm Harbor Homes Inc.(a)(b)(c)	1,519,959	12,630,859
Skyline Corp.(b)	518,741	13,523,578

		50,182,677
BUILDING - RESIDENTIAL/COMMERCIAL—81.77%
Beazer Homes USA Inc.(b)(c)	2,505,947	15,612,050
Brookfield Homes Corp.(c)	1,219,899	16,053,871
Centex Corp.	1,020,436	14,980,000
D.R. Horton Inc.	1,387,281	15,426,565
Hovnanian Enterprises Inc. Class A(a)(c)	2,160,819	15,190,558
KB Home	880,130	15,481,487
Lennar Corp. Class A	1,455,593	17,612,675
M.D.C. Holdings Inc.	389,992	16,192,468
M/I Homes Inc.(b)(c)	884,435	16,760,043
Meritage Homes Corp.(a)	1,048,731	18,929,595
NVR Inc.(a)(c)	37,961	20,966,619
Pulte Homes Inc.	1,958,880	23,917,925
Ryland Group Inc.	610,657	12,573,428
Standard-Pacific Corp.(b)(c)	4,654,875	15,547,282
Toll Brothers Inc.(a)	1,078,398	21,665,016
WCI Communities Inc.(a)(b)(c)	3,373,562	3,980,803
Woodbridge Holdings Corp. Class A(a)(b)	7,345,831	7,198,914

		268,089,299

TOTAL COMMON STOCKS
(Cost: $430,972,098)		318,271,976

Security	Shares	Value

RIGHTS—0.23%

BUILDING - RESIDENTIAL/COMMERCIAL—0.23%
Standard Pacific Corp. When Issued(b)(c)	3,909,046	742,719

		742,719

TOTAL RIGHTS
(Cost: $0)		742,719

Security	Shares	Value

SHORT-TERM INVESTMENTS—23.04%

MONEY MARKET FUNDS—23.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(b)(d)	9,219,806	9,219,806
BGI Cash Premier Fund LLC
2.60%(b)(d)(e)	66,319,206	66,319,206

		75,539,012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,539,012)		75,539,012

TOTAL INVESTMENTS IN SECURITIES—120.34%
(Cost: $506,511,110)		394,553,707
Other Assets, Less Liabilities—(20.34)%		(66,677,939)

NET ASSETS—100.00%		$327,875,768

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.93%

AEROSPACE & DEFENSE—14.09%
AAR Corp.(a)	8,447	$145,204
Alliant Techsystems Inc.(a)(b)	7,165	709,263
BE Aerospace Inc.(a)	20,234	519,609
Boeing Co. (The)	144,900	8,854,839
Curtiss-Wright Corp.	9,645	507,713
DRS Technologies Inc.	8,806	693,913
Esterline Technologies Corp.(a)	6,271	305,899
General Dynamics Corp.	72,535	6,465,770
Goodrich Corp.	26,857	1,319,753
Kaman Corp.	5,286	132,573
L-3 Communications Holdings Inc.	26,445	2,609,857
Lockheed Martin Corp.	70,110	7,314,576
Moog Inc. Class A(a)	8,158	362,623
Northrop Grumman Corp.	68,712	4,630,502
Orbital Sciences Corp.(a)	12,637	316,051
Raytheon Co.	91,339	5,199,929
Rockwell Collins Inc.	34,845	1,731,448
Spirit AeroSystems Holdings Inc. Class A(a)	22,007	476,672
Teledyne Technologies Inc.(a)	7,195	452,565
United Technologies Corp.	195,418	12,502,844

		55,251,603
AUTO MANUFACTURERS—0.88%
Oshkosh Corp.	15,967	288,045
PACCAR Inc.	75,611	3,180,199

		3,468,244
BUILDING MATERIALS—1.17%
Eagle Materials Inc.	9,496	235,596
Lennox International Inc.	11,849	423,009
Martin Marietta Materials Inc.(b)	8,893	933,498
Masco Corp.	78,802	1,299,445
NCI Building Systems Inc.(a)	4,177	156,470
Owens Corning(a)(b)	19,151	498,118
Quanex Building Products Corp.	8,244	126,958
Simpson Manufacturing Co. Inc.(b)	7,891	189,463
Texas Industries Inc.	5,928	306,478
USG Corp.(a)(b)	14,305	410,553

		4,579,588
CHEMICALS—0.30%
Sherwin-Williams Co. (The)	21,803	1,161,010

		1,161,010

COMMERCIAL SERVICES—5.99%
Accenture Ltd.	129,311	5,400,027
Administaff Inc.	5,134	147,397
Alliance Data Systems Corp.(a)	16,994	1,090,165
BearingPoint Inc.(a)	41,383	33,106
Bowne & Co. Inc.	6,122	79,157
ChoicePoint Inc.(a)	14,651	701,050
Convergys Corp.(a)	25,680	326,136
Corporate Executive Board Co. (The)	7,510	281,475
Corrections Corp. of America(a)	26,748	749,746
Deluxe Corp.	10,756	153,811
FTI Consulting Inc.(a)	10,747	764,757
Hewitt Associates Inc. Class A(a)	19,390	714,522
Iron Mountain Inc.(a)	39,171	1,135,959
Lender Processing Services Inc.(a)	20,837	694,914
Manpower Inc.	17,274	829,152
Monster Worldwide Inc.(a)	25,516	452,654
MPS Group Inc.(a)	21,086	242,911
Navigant Consulting Inc.(a)	10,847	200,453
PHH Corp.(a)	11,680	180,923
Quanta Services Inc.(a)	36,986	1,142,128
R.R. Donnelley & Sons Co.	46,081	1,230,363
Resources Connection Inc.	10,246	237,092
Robert Half International Inc.	34,720	878,069
Spherion Corp.(a)	11,417	55,829
TeleTech Holdings Inc.(a)	8,627	117,327
TrueBlue Inc.(a)	10,300	155,530
United Rentals Inc.(a)	10,982	177,689
Viad Corp.	4,096	124,846
VistaPrint Ltd.(a)(b)	8,881	228,863
Watson Wyatt Worldwide Inc.	9,266	536,872
Western Union Co.	159,864	4,418,641

		23,481,564
COMPUTERS—0.33%
Affiliated Computer Services Inc. Class A(a)	19,393	934,743
Jack Henry & Associates Inc.	17,002	367,073

		1,301,816
DISTRIBUTION & WHOLESALE—0.90%
Fastenal Co.	30,022	1,466,875
United Stationers Inc.(a)	5,235	200,658
W.W. Grainger Inc.	14,029	1,255,736
Watsco Inc.(b)	5,175	258,077
WESCO International Inc.(a)	9,315	350,710

		3,532,056
ELECTRIC—0.30%
MDU Resources Group Inc.	36,258	1,156,993

		1,156,993
ELECTRICAL COMPONENTS & EQUIPMENT—3.26%
AMETEK Inc.	22,833	1,092,787
Belden Inc.	9,600	354,432
Emerson Electric Co.	168,453	8,203,661
Energy Conversion Devices Inc.(a)	8,584	600,279

General Cable Corp.(a)(b)	11,373	655,426
GrafTech International Ltd.(a)	22,825	535,246
Hubbell Inc. Class B	10,802	455,412
Littelfuse Inc.(a)	4,694	150,020
Molex Inc.	14,348	351,956
Molex Inc. Class A	15,827	365,762

		12,764,981
ELECTRONICS—5.23%
Agilent Technologies Inc.(a)	78,713	2,838,391
Amphenol Corp. Class A	37,938	1,808,504
Arrow Electronics Inc.(a)	26,667	859,211
Avnet Inc.(a)	32,220	878,317
AVX Corp.	10,594	106,682
Benchmark Electronics Inc.(a)	15,415	225,676
Brady Corp. Class A	10,894	399,483
Checkpoint Systems Inc.(a)	8,303	174,944
CTS Corp.	7,292	93,775
Dionex Corp.(a)	4,048	281,417
Electro Scientific Industries Inc.(a)	5,750	89,930
Flextronics International Ltd.(a)	180,536	1,612,186
FLIR Systems Inc.(a)(b)	29,568	1,204,600
Itron Inc.(a)	7,321	675,948
Jabil Circuit Inc.	39,707	645,636
KEMET Corp.(a)	17,422	23,694
Methode Electronics Inc.	7,668	85,805
Mettler-Toledo International Inc.(a)	7,588	815,786
National Instruments Corp.	12,417	422,799
Orbotech Ltd.(a)	7,195	84,613
Park Electrochemical Corp.	3,762	95,329
PerkinElmer Inc.	25,652	746,473
Plexus Corp.(a)	9,483	270,266
Sanmina-SCI Corp.(a)	110,682	195,907
Taser International Inc.(a)(b)	12,930	65,167
Technitrol Inc.	8,484	118,946
Thomas & Betts Corp.(a)	12,726	526,602
Trimble Navigation Ltd.(a)	25,951	861,573
Tyco Electronics Ltd.	103,299	3,423,329
Vishay Intertechnology Inc.(a)	37,278	334,384
Woodward Governor Co.	12,392	557,640

		20,523,013
ENERGY - ALTERNATE SOURCES—0.03%
Headwaters Inc.(a)	8,603	112,785

		112,785
ENGINEERING & CONSTRUCTION—3.36%
AECOM Technology Corp.(a)	15,918	453,185
EMCOR Group Inc.(a)	14,477	436,047
Fluor Corp.	38,040	3,094,554
Foster Wheeler Ltd.(a)	31,041	1,762,198
Granite Construction Inc.	7,091	224,288
Insituform Technologies Inc. Class A(a)	5,488	94,888
Jacobs Engineering Group Inc.(a)	25,915	2,004,266
KBR Inc.	36,564	1,042,074
McDermott International Inc.(a)	48,965	2,334,162

Shaw Group Inc. (The)(a)	16,792	970,578
URS Corp.(a)	18,165	761,477

		13,177,717
ENVIRONMENTAL CONTROL—2.25%
Allied Waste Industries Inc.(a)	82,153	994,051
Mine Safety Appliances Co.	4,805	158,757
Nalco Holding Co.	30,869	725,422
Republic Services Inc.	35,234	1,145,105
Stericycle Inc.(a)	18,769	1,121,448
Tetra Tech Inc.(a)	12,397	356,166
Waste Connections Inc.(a)	14,592	531,003
Waste Management Inc.	107,086	3,805,836

		8,837,788
FOREST PRODUCTS & PAPER—1.07%
Louisiana-Pacific Corp.	22,500	190,350
MeadWestvaco Corp.	35,818	960,281
Smurfit-Stone Container Corp.(a)	54,474	311,047
Temple-Inland Inc.	20,125	327,031
Weyerhaeuser Co.	45,034	2,407,518

		4,196,227
HAND & MACHINE TOOLS—0.46%
Baldor Electric Co.	9,033	307,574
Kennametal Inc.	16,513	491,427
Lincoln Electric Holdings Inc.	8,848	710,937
Regal Beloit Corp.	6,844	285,737

		1,795,675
HOLDING COMPANIES - DIVERSIFIED—0.30%
Walter Industries Inc.	11,314	1,186,499

		1,186,499
HOUSEHOLD PRODUCTS & WARES—0.48%
Fortune Brands Inc.	32,912	1,886,187

		1,886,187
HOUSEWARES—0.07%
Toro Co. (The)	8,265	269,026

		269,026
INTERNET—0.11%
HLTH Corp.(a)	39,097	427,721

		427,721
MACHINERY—7.83%
AGCO Corp.(a)	19,758	1,182,516
Albany International Corp. Class A	5,660	162,442
Astec Industries Inc.(a)	3,700	118,104
Bucyrus International Inc.	16,150	1,130,662
Caterpillar Inc.	132,695	9,224,956
Cognex Corp.	8,400	158,340
Cummins Inc.	39,479	2,619,037
Deere & Co.	94,011	6,595,812
Flowserve Corp.	12,394	1,652,616
Gardner Denver Inc.(a)	11,383	519,065

Graco Inc.	13,431	486,605
IDEX Corp.	17,516	662,630
Joy Global Inc.	23,327	1,684,676
Manitowoc Co. Inc. (The)	28,000	738,080
Nordson Corp.	6,647	469,677
Rockwell Automation Inc.	28,409	1,264,485
Terex Corp.(a)	21,968	1,039,745
Wabtec Corp.	10,327	573,149
Zebra Technologies Corp. Class A(a)	14,300	440,583

		30,723,180
MANUFACTURING—30.39%
Actuant Corp. Class A	12,202	371,673
Acuity Brands Inc.	8,971	366,555
AptarGroup Inc.	13,948	539,788
Brink’s Co. (The)	8,796	606,572
Carlisle Companies Inc.	13,310	407,153
Ceradyne Inc.(a)	5,663	262,480
CLARCOR Inc.	10,942	421,486
Cooper Industries Ltd.	43,664	1,841,311
Crane Co.	11,553	410,132
Danaher Corp.	53,292	4,244,708
Donaldson Co. Inc.	15,095	680,935
Dover Corp.	41,006	2,035,128
Eaton Corp.	35,424	2,516,521
ESCO Technologies Inc.(a)	5,524	227,313
General Electric Co.	2,156,359	61,003,396
Harsco Corp.	18,178	983,430
Hexcel Corp.(a)	20,181	383,035
Honeywell International Inc.	147,698	7,508,966
Illinois Tool Works Inc.	97,831	4,583,382
Ingersoll-Rand Co. Ltd. Class A	68,560	2,468,160
ITT Industries Inc.	39,150	2,621,484
Pall Corp.	26,313	1,063,571
Parker Hannifin Corp.	36,342	2,241,575
Pentair Inc.	21,448	742,530
Roper Industries Inc.	19,207	1,175,084
SPX Corp.	11,464	1,453,406
Teleflex Inc.	8,415	516,008
Textron Inc.	53,977	2,346,380
3M Co.	139,990	9,853,896
Trinity Industries Inc.	17,795	669,804
Tyco International Ltd.	104,817	4,670,646

		119,216,508
METAL FABRICATE & HARDWARE—1.12%
Kaydon Corp.	6,024	285,658
Mueller Industries Inc.	7,928	203,512
Mueller Water Products Inc. Class B	18,637	163,074
Precision Castparts Corp.	29,628	2,768,144
Timken Co. (The)	16,351	539,910
Valmont Industries Inc.	4,006	428,281

		4,388,579
MINING—0.32%
Vulcan Materials Co.	19,550	1,254,914

		1,254,914

MISCELLANEOUS - MANUFACTURING—0.02%
John Bean Technologies Corp.	5,973	86,609

		86,609
PACKAGING & CONTAINERS—1.80%
Ball Corp.	21,228	946,344
Bemis Co. Inc.	21,735	612,058
Crown Holdings Inc.(a)	34,510	967,315
Greif Inc. Class A	5,132	312,231
Owens-Illinois Inc.(a)	35,933	1,517,810
Packaging Corp. of America	22,252	567,871
Pactiv Corp.(a)	27,986	674,742
Sealed Air Corp.	35,087	761,388
Sonoco Products Co.	21,379	697,383

		7,057,142
RETAIL—0.16%
MSC Industrial Direct Co. Inc. Class A	9,869	470,751
World Fuel Services Corp.	5,876	141,612

		612,363
SEMICONDUCTORS—0.06%
ATMI Inc.(a)	6,635	149,487
Veeco Instruments Inc.(a)	6,106	99,406

		248,893
SOFTWARE—3.38%
Acxiom Corp.	15,148	194,500
Automatic Data Processing Inc.	111,964	4,781,982
Broadridge Financial Solutions Inc.	29,632	613,382
Fidelity National Information Services Inc.	41,674	789,722
Fiserv Inc.(a)	35,621	1,703,396
Global Payments Inc.	17,177	760,769
IMS Health Inc.	39,519	825,947
Metavante Technologies Inc.(a)	19,667	437,787
Paychex Inc.	70,003	2,304,499
Total System Services Inc.	42,565	833,423

		13,245,407
TELECOMMUNICATIONS—0.45%
Anixter International Inc.(a)	6,820	463,965
Black Box Corp.	3,522	104,603
CommScope Inc.(a)(b)	15,021	669,786
NeuStar Inc. Class A(a)	16,506	346,296
Newport Corp.(a)	8,033	84,266
Powerwave Technologies Inc.(a)	27,368	112,209

		1,781,125
TEXTILES—0.24%
Cintas Corp.	28,482	810,028
G&K Services Inc. Class A	4,344	147,870

		957,898
TRANSPORTATION—13.48%
Alexander & Baldwin Inc.	9,040	392,246
American Commercial Lines Inc.(a)	7,924	90,730
Arkansas Best Corp.	4,779	177,492
Burlington Northern Santa Fe Corp.	60,692	6,319,858

C.H. Robinson Worldwide Inc.	36,662	1,767,108
Con-way Inc.	9,818	496,398
CSX Corp.	87,035	5,881,825
Expeditors International Washington Inc.	46,026	1,634,383
FedEx Corp.	61,633	4,859,146
Forward Air Corp.	6,321	231,285
Genco Shipping & Trading Ltd.	6,769	461,510
General Maritime Corp.	5,495	148,035
Genesee & Wyoming Inc. Class A(a)	6,709	271,513
J.B. Hunt Transport Services Inc.	23,361	863,890
Kansas City Southern Industries Inc.(a)	16,641	915,255
Kirby Corp.(a)	11,675	557,131
Landstar System Inc.	11,536	583,491
Norfolk Southern Corp.	81,344	5,850,260
Old Dominion Freight Line Inc.(a)	6,707	246,147
Overseas Shipholding Group Inc.	5,436	428,085
Pacer International Inc.	7,530	178,762
Ryder System Inc.	12,467	822,323
Teekay Corp.	9,099	397,353
Union Pacific Corp.	111,499	9,191,978
United Parcel Service Inc. Class B	147,128	9,280,834
UTi Worldwide Inc.	19,243	350,030
Werner Enterprises Inc.	11,486	273,482
YRC Worldwide Inc.(a)(b)	12,568	212,399

		52,882,949
TRUCKING & LEASING—0.10%
GATX Corp.	8,990	408,775

		408,775

TOTAL COMMON STOCKS
(Cost: $422,607,901)		391,974,835

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.14%

MONEY MARKET FUNDS—1.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	203,010	203,010
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	4,248,567	4,248,567

		4,451,577

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,451,577)		4,451,577

TOTAL INVESTMENTS IN SECURITIES—101.07%
(Cost: $427,059,478)		396,426,412
Other Assets, Less Liabilities—(1.07)%		(4,178,981)

NET ASSETS—100.00%		$392,247,431

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.91%

FINANCIAL GUARANTEE INSURANCE—0.79%
Ambac Financial Group Inc.	32,344	$81,507
Assured Guaranty Ltd.	6,456	73,986
MBIA Inc.	25,459	150,972

		306,465
INSURANCE BROKERS—2.02%
Arthur J. Gallagher & Co.	9,678	246,112
Brown & Brown Inc.	11,956	210,067
Erie Indemnity Co. Class A	3,460	151,202
Hilb Rogal & Hobbs Co.	3,935	170,582

		777,963
LIFE/HEALTH INSURANCE—25.76%
Aflac Inc.	42,628	2,370,543
American Equity Investment Life Holding Co.	6,227	54,424
Conseco Inc.(a)	19,555	163,871
Delphi Financial Group Inc. Class A	4,510	112,524
FBL Financial Group Inc. Class A	1,453	30,295
Lincoln National Corp.	24,507	1,168,984
National Western Life Insurance Co. Class A	268	63,476
Nationwide Financial Services Inc. Class A	5,446	252,422
Phoenix Companies Inc. (The)	11,948	116,254
Presidential Life Corp.	2,465	39,539
Principal Financial Group Inc.	22,810	969,653
Protective Life Corp.	7,241	260,386
Prudential Financial Inc.	39,557	2,728,246
StanCorp Financial Group Inc.	5,132	253,469
Torchmark Corp.	8,992	521,986
Unum Group	33,902	819,072

		9,925,144
MULTI-LINE INSURANCE—46.04%
ACE Ltd.	30,787	1,560,900
Allstate Corp. (The)	49,839	2,303,559
American Financial Group Inc.	8,018	232,281
American International Group Inc.	194,599	5,069,304
American National Insurance Co.	1,692	159,894
Assurant Inc.	9,775	587,673
Cincinnati Financial Corp.	15,373	427,984
CNA Financial Corp.	3,287	87,730

Genworth Financial Inc. Class A	41,823	667,913
Hanover Insurance Group Inc. (The)	5,432	233,141
Hartford Financial Services Group Inc. (The)	28,960	1,835,774
HCC Insurance Holdings Inc.	12,015	272,140
Horace Mann Educators Corp.	4,615	63,964
Loews Corp.	32,937	1,467,673
MetLife Inc.	39,388	1,999,729
Old Republic International Corp.	23,881	250,750
United Fire & Casualty Co.	2,440	66,295
Unitrin Inc.	4,942	136,350
XL Capital Ltd. Class A	17,871	319,712

		17,742,766
PROPERTY/CASUALTY INSURANCE—24.45%
Alleghany Corp.(a)	628	197,990
Arch Capital Group Ltd.(a)	5,435	378,983
Chubb Corp.	34,253	1,645,514
Employers Holdings Inc.	5,517	98,313
First American Corp.	8,501	214,225
Harleysville Group Inc.	1,576	56,153
Infinity Property and Casualty Corp.	1,853	82,570
LandAmerica Financial Group Inc.(b)	1,506	17,304
Markel Corp.(a)	1,015	368,445
Mercury General Corp.	2,870	144,964
Navigators Group Inc. (The)(a)	1,518	72,196
OneBeacon Insurance Group Ltd.	2,689	48,671
Philadelphia Consolidated Holding Corp.(a)	6,386	373,262
ProAssurance Corp.(a)	3,210	157,097
Progressive Corp. (The)	60,164	1,218,321
RLI Corp.	2,153	117,597
Safeco Corp.	8,925	590,478
Safety Insurance Group Inc.	1,850	78,569
Selective Insurance Group Inc.	5,880	127,008
Stewart Information Services Corp.	1,920	33,523
Tower Group Inc.	2,324	52,941
Travelers Companies Inc. (The)	54,559	2,407,143
United America Indemnity Ltd. Class A(a)	2,742	35,728
W.R. Berkley Corp.	15,058	355,670
Wesco Financial Corp.	161	59,570
White Mountains Insurance Group Ltd.	800	349,200
Zenith National Insurance Corp.	4,041	139,051

		9,420,486
REINSURANCE—0.85%
Allied World Assurance Holdings Ltd.	5,124	213,210
Argo Group International Holdings Ltd.(a)	3,366	114,579

		327,789

TOTAL COMMON STOCKS
(Cost: $53,179,075)		38,500,613

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	33,697	33,697
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	3,427	3,427

		37,124

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,124)		37,124

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $53,216,199)		38,537,737
Other Assets, Less Liabilities—(0.01)%		(2,235)

NET ASSETS—100.00%		$38,535,502

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.91%

DENTAL SUPPLIES & EQUIPMENT—0.72%
Sirona Dental Systems Inc.(a)	102,268	$2,538,292

		2,538,292
DIAGNOSTIC EQUIPMENT—1.88%
Immucor Inc.(a)	219,994	6,628,419

		6,628,419
ELECTRONIC MEASURING INSTRUMENTS—1.19%
Analogic Corp.	57,387	4,199,581

		4,199,581
ENTERPRISE SOFTWARE/SERVICES—0.99%
Omnicell Inc.(a)(b)	216,421	3,516,841

		3,516,841
HOSPITAL BEDS/EQUIPMENT—3.09%
Hill-Rom Holdings Inc.	192,389	5,404,207
Kinetic Concepts Inc.(a)(b)	157,425	5,502,004

		10,906,211
INSTRUMENTS - SCIENTIFIC—15.24%
Applied Biosystems Inc.	325,347	12,015,065
Thermo Fisher Scientific Inc.(a)	403,301	24,407,777
Varian Inc.(a)	101,321	5,005,257
Waters Corp.(a)	183,401	12,460,264

		53,888,363
MEDICAL - BIOMEDICAL/GENE—5.13%
Bio-Rad Laboratories Inc. Class A(a)	63,579	5,664,889
Integra LifeSciences Holdings Corp.(a)	83,269	3,802,063
Millipore Corp.(a)	123,170	8,665,009

		18,131,961
MEDICAL INSTRUMENTS—36.98%
ArthroCare Corp.(a)(b)	103,309	2,183,952
Beckman Coulter Inc.	133,942	9,689,364
Boston Scientific Corp.(a)	1,558,651	18,532,360
Bruker Corp.(a)	264,787	3,659,356
Cepheid Inc.(a)(b)	195,799	3,352,079
Datascope Corp.	67,692	3,159,863
ev3 Inc.(a)(b)	327,691	3,162,218
Intuitive Surgical Inc.(a)	53,681	16,710,358
Medtronic Inc.	685,643	36,222,520
NuVasive Inc.(a)(b)	122,832	6,899,473
St. Jude Medical Inc.(a)	423,263	19,715,591
Symmetry Medical Inc.(a)	187,872	3,139,341
Thoratec Corp.(a)	229,895	4,312,830

		130,739,305

MEDICAL PRODUCTS—27.01%
Accuray Inc.(a)(b)	272,115	2,323,863
American Medical Systems Holdings Inc.(a)	289,595	4,769,630
Covidien Ltd.	480,160	23,643,078
Invacare Corp.	164,912	3,880,379
Stryker Corp.	330,555	21,218,325
Varian Medical Systems Inc.(a)	225,223	13,513,380
Wright Medical Group Inc.(a)(b)	148,893	4,688,641
Zimmer Holdings Inc.(a)	267,011	18,399,728
Zoll Medical Corp.(a)	96,427	3,037,451

		95,474,475
MEDICAL STERILIZATION PRODUCTS—1.91%
Steris Corp.	197,463	6,747,311

		6,747,311
OPTICAL SUPPLIES—1.08%
Advanced Medical Optics Inc.(a)(b)	220,374	3,825,693

		3,825,693
PATIENT MONITORING EQUIPMENT—1.63%
Masimo Corp.(a)	152,564	5,762,342

		5,762,342
RESPIRATORY PRODUCTS—2.17%
ResMed Inc.(a)(b)	203,181	7,684,305

		7,684,305
ULTRA SOUND IMAGING SYSTEMS—0.89%
SonoSite Inc.(a)(b)	96,496	3,161,209

		3,161,209

TOTAL COMMON STOCKS
(Cost: $359,510,159)		353,204,308

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.65%

MONEY MARKET FUNDS—6.65%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	312,151	312,151
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	23,215,292	23,215,292

		23,527,443

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,527,443)		23,527,443

TOTAL INVESTMENTS IN SECURITIES—106.56%
(Cost: $383,037,602)		376,731,751
Other Assets, Less Liabilities—(6.56)%		(23,203,574)

NET ASSETS—100.00%		$353,528,177

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.98%

OIL - FIELD SERVICES—60.12%
Allis-Chalmers Energy Inc.(a)	62,628	$962,592
Baker Hughes Inc.	236,294	19,591,136
Basic Energy Services Inc.(a)	47,094	1,267,771
BJ Services Co.	297,179	8,737,063
Cal Dive International Inc.(a)	83,760	897,070
Exterran Holdings Inc.(a)	79,696	4,498,042
Global Industries Ltd.(a)	142,850	1,705,629
Halliburton Co.	590,099	26,448,237
Helix Energy Solutions Group Inc.(a)	111,181	3,550,009
Hercules Offshore Inc.(a)	120,148	3,000,096
Hornbeck Offshore Services Inc.(a)	40,145	1,789,664
Key Energy Services Inc.(a)	185,328	2,976,368
Matrix Service Co.(a)	52,949	1,195,059
Newpark Resources Inc.(a)	176,505	1,292,017
Oceaneering International Inc.(a)	68,161	4,133,283
Oil States International Inc.(a)	68,234	3,744,682
RPC Inc.	71,143	1,222,948
Schlumberger Ltd.	559,970	56,892,952
SEACOR Holdings Inc.(a)	33,449	2,798,678
Smith International Inc.	177,149	13,176,343
Superior Energy Services Inc.(a)	99,196	4,704,866
Tetra Technologies Inc.(a)	115,793	2,191,962
Transocean Inc.(a)	208,918	28,419,116
Trico Marine Services Inc.(a)(b)	27,512	702,106
Weatherford International Ltd.(a)	499,699	18,853,643
W-H Energy Services Inc.(a)	40,365	3,694,608

		218,445,940
OIL & GAS DRILLING—19.76%
Atwood Oceanics Inc.(a)	75,673	3,474,147
Diamond Offshore Drilling Inc.	67,449	8,046,666
ENSCO International Inc.	139,642	9,654,848
Grey Wolf Inc.(a)(b)	286,278	2,444,814
Helmerich & Payne Inc.	106,026	6,269,317
Nabors Industries Ltd.(a)	261,829	9,546,285
Noble Corp.	229,724	11,915,784
Parker Drilling Co.(a)(b)	199,450	1,609,562
Patterson-UTI Energy Inc.	183,381	5,211,688
Pioneer Drilling Co.(a)	90,282	1,434,581
Pride International Inc.(a)	177,692	6,887,342
Rowan Companies Inc.	133,701	5,321,300

		71,816,334
OIL COMPANIES - EXPLORATION & PRODUCTION—1.13%
Unit Corp.(a)	60,513	4,087,653

		4,087,653
OIL FIELD MACHINERY & EQUIPMENT—16.17%
Cameron International Corp.(a)	207,953	9,931,835

CARBO Ceramics Inc.	36,926	2,020,591
Complete Production Services Inc.(a)(b)	79,692	2,537,393
Dresser-Rand Group Inc.(a)	112,294	4,278,401
Dril-Quip Inc.(a)	48,166	2,607,707
Flotek Industries Inc.(a)	49,303	906,189
FMC Technologies Inc.(a)	127,891	7,901,106
Lufkin Industries Inc.	25,432	2,268,534
NATCO Group Inc. Class A(a)	32,921	1,568,686
National Oilwell Varco Inc.(a)	294,229	23,135,226
T-3 Energy Services Inc.(a)	23,549	1,614,755

		58,770,423
SEISMIC DATA COLLECTION—0.61%
ION Geophysical Corp.(a)(b)	138,791	2,216,492

		2,216,492
TRANSPORTATION - MARINE—1.61%
GulfMark Offshore Inc.(a)(b)	33,800	1,696,084
Tidewater Inc.	69,477	4,164,451

		5,860,535
TRANSPORTATION - SERVICES—0.58%
Bristow Group Inc.(a)(b)	47,013	2,115,115

		2,115,115

TOTAL COMMON STOCKS
(Cost: $348,829,729)		363,312,492

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.40%

MONEY MARKET FUNDS—2.40%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	350,395	350,395
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	8,393,576	8,393,576

		8,743,971

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,743,971)		8,743,971

TOTAL INVESTMENTS IN SECURITIES—102.38%
(Cost: $357,573,700)		372,056,463

SHORT POSITIONS(f)—(0.10)%

COMMON STOCKS—(0.10)%
John Bean Technologies Corp.	(26,842)	(389,209)

		(389,209)

TOTAL SHORT POSITIONS
(Proceeds: $389,140)		(389,209)
Other Assets, Less Liabilities—(2.28)%		(8,277,627)

NET ASSETS—100.00%		$363,389,627

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.98%

OIL - U.S. ROYALTY TRUSTS—1.29%
BP Prudhoe Bay Royalty Trust	36,171	$3,107,089
Hugoton Royalty Trust	74,966	2,366,677

		5,473,766
OIL & GAS DRILLING—0.56%
Atlas America Inc.	64,234	2,379,227

		2,379,227
OIL COMPANIES - EXPLORATION & PRODUCTION—90.17%
Anadarko Petroleum Corp.	393,459	22,785,211
Apache Corp.	264,393	29,656,963
Arena Resources Inc.(a)	63,919	2,614,926
ATP Oil & Gas Corp.(a)	54,214	1,542,388
Berry Petroleum Co. Class A	65,290	2,810,082
Bill Barrett Corp.(a)	56,738	2,334,201
BPZ Resources Inc.(a)	99,661	1,798,881
Cabot Oil & Gas Corp.	123,950	5,455,039
Carrizo Oil & Gas Inc.(a)	46,709	2,351,331
Chesapeake Energy Corp.	442,335	22,183,100
Cimarex Energy Co.	108,609	5,659,615
CNX Gas Corp.(a)	53,201	1,661,467
Comstock Resources Inc.(a)	68,845	4,200,233
Concho Resources Inc.(a)(b)	86,080	2,819,120
Contango Oil & Gas Co.(a)	25,924	2,210,799
Continental Resources Inc.(a)	52,591	3,003,998
Delta Petroleum Corp.(a)	113,892	2,171,920
Denbury Resources Inc.(a)	289,407	8,143,913
Devon Energy Corp.	327,148	31,043,074
Encore Acquisition Co.(a)	74,016	4,579,370
Energy Partners Ltd.(a)	69,829	829,568
EOG Resources Inc.	214,006	21,514,023
EXCO Resources Inc.(a)(b)	132,860	3,461,003
Forest Oil Corp.(a)	105,814	6,034,572
Goodrich Petroleum Corp.(a)	47,723	2,188,100
Harvest Natural Resources Inc.(a)	88,879	875,458
Mariner Energy Inc.(a)	125,365	3,317,158
McMoRan Exploration Co.(a)	91,449	2,453,577
Newfield Exploration Co.(a)	157,612	7,719,836
Noble Energy Inc.	173,319	12,803,074
Occidental Petroleum Corp.	579,229	45,660,622
Parallel Petroleum Corp.(a)	84,425	1,382,881
Penn Virginia Corp.	65,373	3,971,410
Petrohawk Energy Corp.(a)	264,563	8,815,239
Petroleum Development Corp.(a)	28,476	1,575,008
PetroQuest Energy Inc.(a)	84,856	1,770,945
Pioneer Natural Resources Co.	141,373	8,404,625
Plains Exploration & Production Co.(a)	130,547	7,306,716
Quicksilver Resources Inc.(a)	155,167	4,059,169
Range Resources Corp.	178,835	8,684,228
Rosetta Resources Inc.(a)	94,263	2,226,492
SandRidge Energy Inc.(a)	113,163	5,532,539
Southwestern Energy Co.(a)	355,376	12,903,703
St. Mary Land & Exploration Co.	90,526	3,852,787
Stone Energy Corp.(a)	48,227	2,460,541

Swift Energy Co.(a)	53,054	2,696,204
Ultra Petroleum Corp.(a)	160,057	11,424,869
W&T Offshore Inc.	48,480	2,145,725
Warren Resources Inc.(a)	121,375	1,417,660
Whiting Petroleum Corp.(a)	59,982	5,618,514
XTO Energy Inc.	430,949	20,353,721

		382,485,598
OIL REFINING & MARKETING—7.96%
CVR Energy Inc.(a)	100,719	1,596,396
Frontier Oil Corp.	162,435	2,964,439
Holly Corp.	74,394	2,126,180
Sunoco Inc.	164,369	6,675,025
Tesoro Corp.	209,522	3,235,020
Valero Energy Corp.	496,456	16,586,595
Western Refining Inc.(b)	73,304	583,500

		33,767,155

TOTAL COMMON STOCKS
(Cost: $520,792,356)		424,105,746

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.99%

MONEY MARKET FUNDS—0.99%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	162,620	162,620
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	4,045,710	4,045,710

		4,208,330

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,208,330)		4,208,330

TOTAL INVESTMENTS IN SECURITIES—100.97%
(Cost: $525,000,686)		428,314,076
Other Assets, Less Liabilities—(0.97)%		(4,108,381)

NET ASSETS—100.00%		$424,205,695

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.79%

CONSUMER PRODUCTS - MISCELLANEOUS—0.82%
Prestige Brands Holdings Inc.(a)	115,512	$1,145,879

		1,145,879
DRUG DELIVERY SYSTEMS—5.13%
Alkermes Inc.(a)(b)	157,297	2,477,428
Hospira Inc.(a)	88,766	3,387,310
Noven Pharmaceuticals Inc.(a)	101,759	1,263,847

		7,128,585
MEDICAL - BIOMEDICAL/GENE—1.22%
AMAG Pharmaceuticals Inc.(a)	41,473	1,700,393

		1,700,393
MEDICAL - DRUGS—67.36%
Abbott Laboratories	162,191	9,137,841
Allergan Inc.	89,963	4,671,778
APP Pharmaceuticals Inc.(a)	83,194	1,968,370
Auxilium Pharmaceuticals Inc.(a)(b)	58,482	2,169,682
Bristol-Myers Squibb Co.	330,805	6,986,602
Cephalon Inc.(a)	46,316	3,388,478
Eli Lilly and Co.	147,133	6,931,436
Endo Pharmaceuticals Holdings Inc.(a)	107,172	2,481,032
Forest Laboratories Inc.(a)	128,657	4,568,610
King Pharmaceuticals Inc.(a)	257,115	2,959,394
K-V Pharmaceutical Co. Class A(a)(b)	86,753	1,777,569
Medicis Pharmaceutical Corp. Class A	92,982	1,707,149
Merck & Co. Inc.	241,044	7,930,348
Pfizer Inc.	560,170	10,458,374
Rigel Pharmaceuticals Inc.(a)	75,920	1,931,405
Salix Pharmaceuticals Ltd.(a)	174,355	1,391,353
Schering-Plough Corp.	315,940	6,660,015
Sciele Pharma Inc.(b)	83,598	1,559,103
Sepracor Inc.(a)	121,276	2,119,904
Valeant Pharmaceuticals International(a)(b)	118,514	2,028,960
ViroPharma Inc.(a)(b)	159,997	1,969,563
Wyeth	171,321	6,941,927
XenoPort Inc.(a)	42,092	1,928,655

		93,667,548
MEDICAL - GENERIC DRUGS—12.26%
Alpharma Inc. Class A(a)	77,838	1,767,701
Barr Pharmaceuticals Inc.(a)	76,551	5,050,835
Mylan Inc.(a)	237,637	3,082,152
Par Pharmaceutical Companies Inc.(a)	89,701	1,551,827
Perrigo Co.	78,217	2,755,585
Watson Pharmaceuticals Inc.(a)	98,225	2,839,685

		17,047,785

MEDICAL PRODUCTS—8.63%
Johnson & Johnson	175,227	11,997,793

		11,997,793
THERAPEUTICS—4.37%
Medicines Co. (The)(a)	97,566	2,166,941
Theravance Inc.(a)	115,189	1,840,720
Warner Chilcott Ltd. Class A(a)	122,722	2,075,229

		6,082,890

TOTAL COMMON STOCKS
(Cost: $146,011,315)		138,770,873

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.98%

MONEY MARKET FUNDS—3.98%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	155,693	155,693
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	5,379,291	5,379,291

		5,534,984

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,534,984)		5,534,984

TOTAL INVESTMENTS IN SECURITIES—103.77%
(Cost: $151,546,299)		144,305,857
Other Assets, Less Liabilities—(3.77)%		(5,248,990)

NET ASSETS—100.00%		$139,056,867

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.67%

FORESTRY—3.02%
Plum Creek Timber Co. Inc.(a)	1,157,095	$56,373,668

		56,373,668
PAPER & RELATED PRODUCTS—1.97%
Potlatch Corp.	263,082	12,251,729
Rayonier Inc.(a)	527,034	24,623,029

		36,874,758
REAL ESTATE MANAGEMENT/SERVICES—1.45%
CB Richard Ellis Group Inc. Class A(b)	1,207,305	16,962,635
Jones Lang LaSalle Inc.	212,905	10,142,794

		27,105,429
REAL ESTATE OPERATING/DEVELOPMENT—3.36%
Brookfield Properties Corp.	1,365,041	25,771,974
Forest City Enterprises Inc. Class A	439,080	11,446,816
Forestar Real Estate Group Inc.(b)	218,952	3,958,652
St. Joe Co. (The)(a)	615,800	21,571,474

		62,748,916
REITs - APARTMENTS—13.85%
Apartment Investment and Management Co. Class A	602,221	20,577,892
AvalonBay Communities Inc.(a)	515,978	51,448,166
BRE Properties Inc. Class A(a)	343,559	16,793,164
Camden Property Trust(a)	353,679	17,393,933
Equity Residential	1,819,790	78,560,334
Essex Property Trust Inc.	171,508	20,812,496
Home Properties Inc.	214,952	11,826,659
Mid-America Apartment Communities Inc.	170,287	9,786,394
Post Properties Inc.	296,209	9,416,484
UDR Inc.	864,153	22,070,468

		258,685,990
REITs - DIVERSIFIED—11.35%
CapitalSource Inc.	1,449,323	16,841,133
Colonial Properties Trust	280,907	5,606,904
Cousins Properties Inc.(a)	245,990	5,404,400
Digital Realty Trust Inc.(a)	406,153	17,428,025
Duke Realty Corp.	977,062	24,162,743
Entertainment Properties Trust(a)	205,927	11,045,924
Lexington Realty Trust	386,817	5,570,165
Liberty Property Trust	622,498	22,658,927
Vornado Realty Trust(a)	966,057	91,843,039
Washington Real Estate Investment Trust(a)	332,422	11,388,778

		211,950,038
REITs - HEALTH CARE—9.54%
HCP Inc.	1,577,091	56,885,672

Health Care REIT Inc.(a)	603,415	30,092,306
Healthcare Realty Trust Inc.	341,906	9,918,693
Nationwide Health Properties Inc.	647,297	24,021,192
Senior Housing Properties Trust	751,824	15,825,895
Ventas Inc.(a)	923,821	41,442,610

		178,186,368
REITs - HOTELS—4.46%
DiamondRock Hospitality Co.	642,763	5,926,275
FelCor Lodging Trust Inc.	417,143	3,332,973
Hospitality Properties Trust(a)	628,997	13,397,636
Host Hotels & Resorts Inc.(a)	3,476,550	45,577,571
LaSalle Hotel Properties	268,754	6,103,403
Strategic Hotels & Resorts Inc.	499,664	3,942,349
Sunstone Hotel Investors Inc.(a)	394,198	5,100,922

		83,381,129
REITs - MANUFACTURED HOMES—0.39%
Equity Lifestyle Properties Inc.	151,129	7,255,703

		7,255,703
REITs - MORTGAGE—3.79%
Annaly Capital Management Inc.	3,608,816	54,384,857
iStar Financial Inc.(a)	896,615	7,361,209
Newcastle Investment Corp.	352,479	2,143,072
RAIT Financial Trust(a)	382,098	2,540,952
Redwood Trust Inc.(a)	204,109	4,455,700

		70,885,790
REITs - OFFICE PROPERTY—12.97%
Alexandria Real Estate Equities Inc.(a)	214,221	22,120,461
BioMed Realty Trust Inc.(a)	478,881	12,355,130
Boston Properties Inc.(a)	799,033	76,858,984
Brandywine Realty Trust(a)	586,377	9,411,351
Corporate Office Properties Trust(a)	318,504	12,383,436
Douglas Emmett Inc.	724,710	17,052,426
Franklin Street Properties Corp.(a)	433,269	5,316,211
Highwoods Properties Inc.(a)	381,731	13,933,182
HRPT Properties Trust	1,513,033	10,606,361
Kilroy Realty Corp.	220,360	10,094,692
Mack-Cali Realty Corp.	442,658	16,989,214
Maguire Properties Inc.(a)	248,513	2,681,455
SL Green Realty Corp.(a)	390,932	32,580,273

		242,383,176
REITs - OUTLET CENTERS—1.47%
National Retail Properties Inc.(a)	492,551	10,412,528
Realty Income Corp.(a)	678,512	17,091,717

		27,504,245
REITs - REGIONAL MALLS—13.03%
CBL & Associates Properties Inc.(a)	444,636	8,634,831
General Growth Properties Inc.(a)	1,687,530	46,255,197
Macerich Co. (The)	501,940	27,772,340
Pennsylvania Real Estate Investment Trust	264,354	4,869,401
Simon Property Group Inc.	1,499,753	138,922,120
Taubman Centers Inc.	353,495	16,967,760

		243,421,649
REITs - SHOPPING CENTERS—8.02%
Developers Diversified Realty Corp.	801,629	25,620,063
Federal Realty Investment Trust(a)	394,733	28,661,563
Kimco Realty Corp.(a)	1,473,079	51,984,958

Regency Centers Corp.	464,983	27,666,489
Weingarten Realty Investors(a)	522,010	15,916,085

		149,849,158
REITs - STORAGE—3.78%
Public Storage(a)	863,343	70,699,158

		70,699,158
REITs - WAREHOUSE/INDUSTRIAL—7.22%
AMB Property Corp.	657,520	32,192,179
DCT Industrial Trust Inc.	1,154,839	9,781,486
First Industrial Realty Trust Inc.(a)	299,079	7,414,168
ProLogis(a)	1,750,143	85,546,990

		134,934,823

TOTAL COMMON STOCKS
(Cost: $2,320,449,239)		1,862,239,998

Security	Shares	Value

SHORT-TERM INVESTMENTS—25.96%

MONEY MARKET FUNDS—25.96%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	2,099,015	2,099,015
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	482,845,989	482,845,989

		484,945,004

TOTAL SHORT-TERM INVESTMENTS
(Cost: $484,945,004)		484,945,004

TOTAL INVESTMENTS IN SECURITIES—125.63%
(Cost: $2,805,394,243)		2,347,185,002
Other Assets, Less Liabilities—(25.63)%		(478,824,176)

NET ASSETS—100.00%		$1,868,360,826

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.81%

COMMERCIAL BANKS - CENTRAL U.S.—8.79%
AMCORE Financial Inc.	13,309	$81,718
Associated Banc-Corp.	77,018	1,285,430
BOK Financial Corp.	14,667	586,680
Citizens Republic Bancorp Inc.	50,750	170,012
Commerce Bancshares Inc.	37,993	1,657,635
Cullen/Frost Bankers Inc.	35,675	1,881,499
First Midwest Bancorp Inc.	31,650	649,774
FirstMerit Corp.	48,645	957,334
International Bancshares Corp.	34,831	856,843
Marshall & Ilsley Corp.	155,125	2,357,900
Old National Bancorp	43,359	658,190
Park National Corp.(a)	7,471	467,909
Prosperity Bancshares Inc.	28,828	925,379
Sterling Bancshares Inc.	49,190	478,127
TCF Financial Corp.	77,917	993,442
Wintrust Financial Corp.	15,810	326,476

		14,334,348
COMMERCIAL BANKS - EASTERN U.S.—5.55%
F.N.B. Corp. (Pennsylvania)	56,027	634,786
Fulton Financial Corp.	112,160	1,182,166
M&T Bank Corp.	49,845	3,508,091
Provident Bankshares Corp.	21,957	199,809
Susquehanna Bancshares Inc.	56,250	805,500
TrustCo Bank Corp. NY	50,168	437,967
Valley National Bancorp	81,833	1,615,383
Webster Financial Corp.	34,231	679,828

		9,063,530
COMMERCIAL BANKS - SOUTHERN U.S.—14.57%
BancorpSouth Inc.	50,064	1,066,363
BB&T Corp.	342,882	9,607,554
Colonial BancGroup Inc. (The)(a)	133,671	890,249
First BanCorp (Puerto Rico)	51,628	451,745
First Horizon National Corp.	120,642	1,134,035
Hancock Holding Co.	17,074	766,452
Popular Inc.(a)	164,547	1,130,438
Regions Financial Corp.	437,032	4,143,063
South Financial Group Inc. (The)(a)	48,724	293,806
Synovus Financial Corp.	177,554	1,688,539

Trustmark Corp.	33,534	605,624
United Bancshares Inc.	28,090	707,587
United Community Banks Inc.(a)	32,222	343,164
W Holding Co. Inc.(a)	94,573	79,441
Whitney Holding Corp.	42,268	869,030

		23,777,090
COMMERCIAL BANKS - WESTERN U.S.—7.46%
Bank of Hawaii Corp.	31,474	1,585,975
Cathay General Bancorp	32,490	517,891
City National Corp.	25,669	1,261,118
East West Bancorp Inc.(a)	42,164	502,173
Frontier Financial Corp.(a)	31,591	364,876
Pacific Capital Bancorp	31,060	405,954
PacWest Bancorp	17,887	333,056
Sterling Financial Corp. (Washington)	33,880	253,422
SVB Financial Group(a)(b)	21,048	1,212,154
UCBH Holdings Inc.(a)	75,170	339,017
Umpqua Holdings Corp.(a)	40,050	543,879
UnionBanCal Corp.	34,622	1,859,894
Westamerica Bancorporation	18,995	987,740
Zions Bancorporation	68,704	2,010,966

		12,178,115
FIDUCIARY BANKS—7.17%
Northern Trust Corp.	136,490	10,669,423
Wilmington Trust Corp.	43,445	1,023,999

		11,693,422
SAVINGS & LOANS/THRIFTS - CENTRAL U.S.—0.06%
Anchor BanCorp Wisconsin Inc.	13,654	98,309

		98,309
SAVINGS & LOANS/THRIFTS - EASTERN U.S.—11.02%
Astoria Financial Corp.	56,391	1,261,467
Dime Community Bancshares Inc.	20,454	342,195
First Niagara Financial Group Inc.	71,254	996,843
Hudson City Bancorp Inc.	304,031	5,551,606
New York Community Bancorp Inc.	215,279	3,577,937
NewAlliance Bancshares Inc.	66,197	859,237
People’s United Financial Inc.	110,534	1,876,867
Provident Financial Services Inc.	37,304	544,265
Sovereign Bancorp Inc.	311,057	2,961,263

		17,971,680
SAVINGS & LOANS/THRIFTS - WESTERN U.S.—2.54%
Downey Financial Corp.(a)	17,146	36,178
FirstFed Financial Corp.(a)(b)	8,720	69,760
PFF Bancorp Inc.(a)	13,271	14,465
Washington Federal Inc.	56,030	1,042,158
Washington Mutual Inc.	558,279	2,975,627

		4,138,188

SUPER-REGIONAL BANKS - U.S.—42.65%
Comerica Inc.	96,258	2,764,530
Fifth Third Bancorp	310,112	4,332,265
Huntington Bancshares Inc.	237,788	1,669,272
KeyCorp	292,962	3,090,749
National City Corp.(a)	413,821	1,957,373
PNC Financial Services Group Inc. (The)	213,523	15,222,055
SunTrust Banks Inc.	217,333	8,923,693
U.S. Bancorp	1,032,638	31,609,049

		69,568,986

TOTAL COMMON STOCKS
(Cost: $212,863,098)		162,823,668

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.35%

MONEY MARKET FUNDS—3.35%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	52,164	52,164
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	5,404,617	5,404,617

		5,456,781

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,456,781)		5,456,781

TOTAL INVESTMENTS IN SECURITIES—103.16%
(Cost: $218,319,879)		168,280,449
Other Assets, Less Liabilities—(3.16)%		(5,154,383)

NET ASSETS—100.00%		$163,126,066

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.98%

COMMERCIAL SERVICES—0.30%
Forrester Research Inc.(a)	7,867	$265,118
Gartner Inc.(a)	41,216	1,004,022
SAIC Inc.(a)	108,916	2,057,423

		3,326,563
COMPUTERS—30.79%
Apple Inc.(a)	515,576	81,950,805
Brocade Communications Systems Inc.(a)	231,195	1,560,566
CACI International Inc. Class A(a)	17,793	799,973
Cadence Design Systems Inc.(a)	154,474	1,141,563
Cognizant Technology Solutions Corp.(a)	169,541	4,759,016
Computer Sciences Corp.(a)	96,032	4,549,036
Dell Inc.(a)	1,065,140	26,170,490
Diebold Inc.	41,916	1,550,054
DST Systems Inc.(a)(b)	27,651	1,670,950
Electronic Data Systems Corp.	300,024	7,443,595
Electronics For Imaging Inc.(a)	39,155	548,562
EMC Corp.(a)	1,219,420	18,303,494
Hewlett-Packard Co.	1,273,112	57,035,418
Hutchinson Technology Inc.(a)	18,717	277,760
Imation Corp.	22,356	426,105
International Business Machines Corp.	815,166	104,324,945
Lexmark International Inc. Class A(a)(b)	56,079	1,967,251
Mentor Graphics Corp.(a)	53,450	741,886
MICROS Systems Inc.(a)	52,401	1,660,064
NCR Corp.(a)	103,297	2,774,557
NetApp Inc.(a)	207,809	5,309,520
Palm Inc.(b)	61,872	407,118
Perot Systems Corp. Class A(a)	55,799	932,959
Quantum Corp.(a)	142,813	234,213
SanDisk Corp.(a)	133,384	1,880,714
Seagate Technology	291,373	4,361,854
SRA International Inc. Class A(a)	25,982	570,305
Sun Microsystems Inc.(a)	471,108	5,007,878
Synopsys Inc.(a)	83,919	2,015,734
Teradata Corp.(a)	106,897	2,503,528
Unisys Corp.(a)	206,414	761,668
Western Digital Corp.(a)	131,707	3,791,845

		347,433,426

DISTRIBUTION & WHOLESALE—0.28%
Brightpoint Inc.(a)	31,246	215,285
Ingram Micro Inc. Class A(a)	92,384	1,702,637
Tech Data Corp.(a)	34,629	1,207,513

		3,125,435
ELECTRONICS—0.04%
Cymer Inc.(a)(b)	18,342	485,880

		485,880
ENERGY - ALTERNATE SOURCES—0.66%
First Solar Inc.(a)	26,290	7,495,542

		7,495,542
ENGINEERING & CONSTRUCTION—0.04%
Dycom Industries Inc.(a)	24,735	392,544

		392,544
ENTERTAINMENT—0.07%
Macrovision Solutions Corp.(a)	49,002	744,830

		744,830
INTERNET—10.08%
Akamai Technologies Inc.(a)(b)	98,101	2,289,677
Ariba Inc.(a)	50,576	829,952
Avocent Corp.(a)	32,471	772,160
Check Point Software Technologies Ltd.(a)	107,068	2,444,362
Digital River Inc.(a)	22,679	904,665
EarthLink Inc.(a)	72,761	654,849
Equinix Inc.(a)(b)	18,581	1,511,750
F5 Networks Inc.(a)	49,883	1,454,089
Google Inc. Class A(a)	140,247	66,442,016
InfoSpace Inc.	21,278	200,864
Interwoven Inc.(a)	27,389	385,637
j2 Global Communications Inc.(a)	29,296	702,225
McAfee Inc.(a)	95,817	3,138,007
S1 Corp.(a)	32,250	261,870
SonicWALL Inc.(a)	38,935	227,380
Symantec Corp.(a)	504,336	10,626,360
TIBCO Software Inc.(a)	109,810	901,540
United Online Inc.	40,941	444,619
VeriSign Inc.(a)(b)	117,554	3,825,207
Websense Inc.(a)	26,914	561,695
Yahoo! Inc.(a)	760,081	15,118,011

		113,696,935
MACHINERY—0.05%
Intermec Inc.(a)	31,727	597,102

		597,102
OFFICE & BUSINESS EQUIPMENT—1.07%
IKON Office Solutions Inc.	48,912	699,442
Pitney Bowes Inc.	125,714	3,983,877
Xerox Corp.	538,284	7,342,194

		12,025,513

RETAIL—0.03%
Insight Enterprises Inc.(a)	28,262	360,623

		360,623
SEMICONDUCTORS—17.24%
Actel Corp.(a)	15,582	214,253
Advanced Micro Devices Inc.(a)(b)	327,876	1,380,358
Altera Corp.	182,012	3,995,163
Amkor Technology Inc.(a)	62,755	549,734
Analog Devices Inc.	174,514	5,324,422
Applied Materials Inc.	804,424	13,932,624
Applied Micro Circuits Corp.(a)	40,606	315,103
Atmel Corp.(a)	266,726	941,543
Axcelis Technologies Inc.(a)	62,024	311,361
Broadcom Corp. Class A(a)	267,383	6,494,733
Brooks Automation Inc.(a)	36,663	286,338
Cabot Microelectronics Corp.(a)	15,127	590,558
Cirrus Logic Inc.(a)	46,259	262,751
Cohu Inc.	13,335	212,293
Cree Inc.(a)(b)	48,453	939,988
Cypress Semiconductor Corp.(a)(b)	88,997	2,425,168
DSP Group Inc.(a)	18,677	131,860
Emulex Corp.(a)	52,376	590,278
Entegris Inc.(a)	68,591	434,181
Exar Corp.(a)	25,055	192,924
Fairchild Semiconductor International Inc. Class A(a)	73,778	896,403
FormFactor Inc.(a)	29,187	507,854
Integrated Device Technology Inc.(a)	110,456	1,106,769
Intel Corp.	3,382,956	75,067,794
International Rectifier Corp.(a)	42,534	717,974
Intersil Corp. Class A	75,233	1,815,372
KLA-Tencor Corp.	103,139	3,876,995
Kulicke and Soffa Industries Inc.(a)	32,641	207,597
Lam Research Corp.(a)	73,845	2,428,762
Lattice Semiconductor Corp.(a)	70,138	169,734
Linear Technology Corp.	121,794	3,781,704
LSI Corp.(a)	392,593	2,724,595
Marvell Technology Group Ltd.(a)	279,464	4,133,273
MEMC Electronic Materials Inc.(a)	135,044	6,240,383
Micrel Inc.	31,750	302,260
Microchip Technology Inc.	115,046	3,673,419
Micron Technology Inc.(a)	445,465	2,151,596
Microsemi Corp.(a)	42,210	1,095,772
National Semiconductor Corp.	148,218	3,105,167
Novellus Systems Inc.(a)	64,291	1,309,608
NVIDIA Corp.(a)	327,593	3,747,664
OmniVision Technologies Inc.(a)	32,823	359,412
ON Semiconductor Corp.(a)	233,782	2,195,213
Photronics Inc.(a)	24,448	103,904
PMC-Sierra Inc.(a)	128,878	933,077

QLogic Corp.(a)	83,059	1,564,832
Rambus Inc.(a)	62,302	1,031,721
Semtech Corp.(a)	36,976	538,740
Silicon Image Inc.(a)	48,524	340,153
Silicon Laboratories Inc.(a)	31,405	1,027,258
SiRF Technology Holdings Inc.(a)	37,341	126,959
Skyworks Solutions Inc.(a)	96,334	911,320
Teradyne Inc.(a)	103,085	965,906
Tessera Technologies Inc.(a)	29,009	505,337
Texas Instruments Inc.	785,205	19,143,298
TriQuint Semiconductor Inc.(a)	85,852	483,347
Varian Semiconductor Equipment Associates Inc.(a)	44,184	1,291,056
Xilinx Inc.	170,156	4,224,974
Zoran Corp.(a)	30,994	256,320

		194,589,155
SOFTWARE—20.87%
ACI Worldwide Inc.(a)	20,753	405,929
Adobe Systems Inc.(a)	316,168	13,073,547
Advent Software Inc.(a)	11,149	485,427
ANSYS Inc.(a)	46,695	2,142,367
Autodesk Inc.(a)	134,739	4,296,827
BMC Software Inc.(a)	115,027	3,783,238
CA Inc.	245,631	5,860,756
Cerner Corp.(a)	40,111	1,791,357
Citrix Systems Inc.(a)	110,548	2,944,999
Compuware Corp.(a)	165,113	1,816,243
CSG Systems International Inc.(a)	21,364	378,997
Fair Isaac Corp.	31,824	708,402
Informatica Corp.(a)	52,747	853,974
Intuit Inc.(a)	180,877	4,943,368
JDA Software Group Inc.(a)	18,371	313,593
Microsoft Corp.	4,910,139	126,288,775
Novell Inc.(a)	207,200	1,154,104
Nuance Communications Inc.(a)(b)	102,623	1,592,709
Oracle Corp.(a)	2,311,933	49,775,918
Parametric Technology Corp.(a)	68,801	1,332,675
Progress Software Corp.(a)	27,601	812,297
Quest Software Inc.(a)	42,175	637,264
Red Hat Inc.(a)(b)	112,669	2,408,863
Salesforce.com Inc.(a)	59,510	3,796,143
Sybase Inc.(a)	49,937	1,678,383
Trident Microsystems Inc.(a)	38,277	113,683
VeriFone Holdings Inc.(a)	47,566	711,587
VMware Inc. Class A(a)(b)	24,175	866,674
Wind River Systems Inc.(a)	47,440	556,471

		235,524,570
TELECOMMUNICATIONS—18.46%
Adaptec Inc.(a)	81,487	297,428
ADC Telecommunications Inc.(a)	69,615	658,558
ADTRAN Inc.	38,183	853,772
Amdocs Ltd.(a)	114,832	3,492,041

American Tower Corp. Class A(a)	236,004	9,888,568
ARRIS Group Inc.(a)	75,512	722,650
Atheros Communications Inc.(a)	35,088	1,087,728
Ciena Corp.(a)	51,627	1,067,130
Cisco Systems Inc.(a)	3,510,257	77,190,551
Corning Inc.	921,428	18,437,774
Crown Castle International Corp.(a)	144,586	5,523,185
EchoStar Corp.(a)	25,022	800,454
Extreme Networks Inc.(a)	82,159	240,726
Finisar Corp.(a)	187,089	250,699
Foundry Networks Inc.(a)	78,568	1,370,226
Harmonic Inc.(a)	55,856	435,118
Harris Corp.	81,513	3,924,851
InterDigital Inc.(a)	27,049	627,807
JDS Uniphase Corp.(a)	136,069	1,487,234
Juniper Networks Inc.(a)	307,537	8,005,188
Motorola Inc.	1,258,173	10,870,615
Plantronics Inc.	28,792	701,085
Polycom Inc.(a)	52,571	1,240,676
QUALCOMM Inc.	954,159	52,803,159
RF Micro Devices Inc.(a)	159,427	521,326
SAVVIS Inc.(a)(b)	23,663	381,684
SBA Communications Corp.(a)	60,189	2,280,561
Sonus Networks Inc.(a)	160,075	581,072
Sycamore Networks Inc.(a)	112,939	393,028
Tekelec(a)	35,278	549,984
Tellabs Inc.(a)	231,126	1,187,988
3Com Corp.(a)	237,748	446,966

		208,319,832

TOTAL COMMON STOCKS
(Cost: $1,266,003,677)		1,128,117,950

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.71%

MONEY MARKET FUNDS—1.71%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	607,195	607,195
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	18,719,651	18,719,651

		19,326,846

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,326,846)		19,326,846

TOTAL INVESTMENTS IN SECURITIES—101.69%
(Cost: $1,285,330,523)	1,147,444,796
Other Assets, Less Liabilities—(1.69)%	(19,031,486)

NET ASSETS—100.00%	$1,128,413,310

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.98%

HOLDING COMPANIES - DIVERSIFIED—4.08%
Leucadia National Corp.	513,329	$22,981,739

		22,981,739
TELECOMMUNICATIONS—95.90%
Alaska Communications Systems Group Inc.	393,064	5,007,635
AT&T Inc.	3,912,279	120,537,316
Atlantic Tele-Network Inc.	85,282	2,608,776
Cbeyond Inc.(a)(b)	241,532	4,149,520
Centennial Communications Corp.(a)	616,794	4,959,024
CenturyTel Inc.	438,226	16,297,625
Cincinnati Bell Inc.(a)	1,781,174	6,946,579
Consolidated Communications Holdings Inc.	249,023	3,476,361
Embarq Corp.	483,210	22,116,522
FairPoint Communications Inc.	757,241	5,255,253
FiberTower Corp.(a)	1,428,700	1,614,431
Frontier Communications Corp.	1,327,013	15,340,270
General Communication Inc. Class A(a)	441,004	3,955,806
Global Crossing Ltd.(a)(b)	234,165	3,866,064
Globalstar Inc.(a)(b)	745,143	2,064,046
IDT Corp. Class B(a)(b)	844,347	1,494,494
Iowa Telecommunications Services Inc.	274,610	5,091,269
iPCS Inc.(a)	149,647	4,025,504
Leap Wireless International Inc.(a)(b)	230,833	9,955,827
Level 3 Communications Inc.(a)(b)	5,305,404	18,038,374
MetroPCS Communications Inc.(a)	751,325	12,494,535
NII Holdings Inc. Class B(a)	505,568	27,634,347
NTELOS Holdings Corp.	224,198	5,360,574
PAETEC Holding Corp.(a)	888,906	5,235,656
Qwest Communications International Inc.	4,972,611	19,045,100
RCN Corp.(a)	376,971	4,587,737
Rural Cellular Corp. Class A(a)(b)	97,699	4,392,547
Sprint Nextel Corp.	5,408,150	44,022,341
SureWest Communications	212,471	1,854,872
TeleCorp PCS Inc. Escrow(c)	15,427	2
Telephone and Data Systems Inc.	374,909	15,896,142
TerreStar Corp.(a)(b)	611,435	1,742,590
tw telecom inc.(a)(b)	665,200	10,629,896
United States Cellular Corp.(a)	118,231	7,052,479
USA Mobility Inc.(a)	332,189	2,697,375
Verizon Communications Inc.	2,558,429	87,088,923
Virgin Media Inc.	1,120,887	12,576,352
Virgin Mobile USA Inc. Class A(a)	461,108	1,258,825
Vonage Holdings Corp.(a)(b)	830,001	1,170,301
Windstream Corp.	1,538,947	18,344,248

		539,885,538

TOTAL COMMON STOCKS
(Cost: $770,667,903)		562,867,277

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.56%

MONEY MARKET FUNDS—7.56%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(d)(e)	437,562	437,562
BGI Cash Premier Fund LLC
2.60%(d)(e)(f)	42,136,464	42,136,464

		42,574,026

TOTAL SHORT-TERM INVESTMENTS
(Cost: $42,574,026)		42,574,026

TOTAL INVESTMENTS IN SECURITIES—107.54%
(Cost: $813,241,929)		605,441,303
Other Assets, Less Liabilities—(7.54)%		(42,447,101)

NET ASSETS—100.00%		$562,994,202

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.16%
Harte-Hanks Inc.	1,419	$17,610
Interpublic Group of Companies Inc. (The)(a)	20,562	180,740
Lamar Advertising Co.(a)(b)	2,957	112,307
Omnicom Group Inc.	13,421	572,942
R.H. Donnelley Corp.(a)(b)	4,644	7,198

		890,797
AEROSPACE & DEFENSE—1.93%
AAR Corp.(a)	1,551	26,662
Alliant Techsystems Inc.(a)	1,340	132,647
BE Aerospace Inc.(a)	3,942	101,231
Boeing Co. (The)	28,001	1,711,141
Curtiss-Wright Corp.	1,798	94,647
DRS Technologies Inc.	1,677	132,148
Esterline Technologies Corp.(a)	1,105	53,902
General Dynamics Corp.	14,024	1,250,099
Goodrich Corp.	5,277	259,312
Kaman Corp.	895	22,447
L-3 Communications Holdings Inc.	5,046	497,990
Lockheed Martin Corp.	13,576	1,416,384
Moog Inc. Class A(a)	1,571	69,831
Northrop Grumman Corp.	13,282	895,074
Orbital Sciences Corp.(a)	2,393	59,849
Raytheon Co.	17,639	1,004,188
Rockwell Collins Inc.	6,713	333,569
Spirit AeroSystems Holdings Inc. Class A(a)	4,512	97,730
Teledyne Technologies Inc.(a)	1,278	80,386
United Technologies Corp.	37,739	2,414,541

		10,653,778
AGRICULTURE—2.08%
Altria Group Inc.	87,556	1,781,765
Archer-Daniels-Midland Co.	24,673	706,388
Bunge Ltd.	5,032	497,765
Lorillard Inc.(a)	7,260	487,219
Monsanto Co.	22,566	2,687,836
Philip Morris International Inc.	87,728	4,531,151
Reynolds American Inc.	7,179	400,804
Universal Corp.	1,045	53,943
UST Inc.	6,005	315,923

		11,462,794
AIRLINES—0.18%
AirTran Holdings Inc.(a)	3,520	10,278
Alaska Air Group Inc.(a)	1,644	29,395
AMR Corp.(a)	10,836	97,849
Continental Airlines Inc. Class B(a)	4,306	59,121
Delta Air Lines Inc.(a)	12,705	95,796

JetBlue Airways Corp.(a)(b)	8,376	44,142
Northwest Airlines Corp.(a)	10,234	93,743
SkyWest Inc.	2,386	36,315
Southwest Airlines Co.	30,738	479,205
UAL Corp.(b)	4,935	41,010
US Airways Group Inc.(a)	4,256	21,535

		1,008,389
APPAREL—0.43%
Carter’s Inc.(a)	2,122	35,077
Coach Inc.(a)	14,391	367,114
Crocs Inc.(a)(b)	3,333	14,799
Deckers Outdoor Corp.(a)(b)	543	61,364
Guess? Inc.	2,195	69,516
Gymboree Corp.(a)	1,016	37,998
Hanesbrands Inc.(a)	4,268	91,506
Jones Apparel Group Inc.	3,874	64,851
Liz Claiborne Inc.	4,255	55,613
Nike Inc. Class B	15,164	889,824
Phillips-Van Heusen Corp.	2,424	85,810
Polo Ralph Lauren Corp.	2,463	145,736
Quiksilver Inc.(a)	5,918	45,391
Timberland Co. Class A(a)	2,089	29,956
VF Corp.	3,619	259,048
Warnaco Group Inc. (The)(a)	1,920	80,544
Wolverine World Wide Inc.	2,205	58,940

		2,393,087
AUTO MANUFACTURERS—0.24%
Ford Motor Co.(a)	89,975	431,880
General Motors Corp.(b)	20,771	229,935
Oshkosh Corp.	2,942	53,074
PACCAR Inc.	14,803	622,614

		1,337,503
AUTO PARTS & EQUIPMENT—0.27%
American Axle & Manufacturing Holdings Inc.	2,150	12,642
ArvinMeritor Inc.	3,559	49,150
BorgWarner Inc.	4,787	193,012
Cooper Tire & Rubber Co.	3,215	29,610
Goodyear Tire & Rubber Co. (The)(a)	10,263	201,463
Johnson Controls Inc.	24,492	738,679
Lear Corp.(a)	2,784	40,117
Modine Manufacturing Co.	1,435	25,026
Superior Industries International Inc.	873	14,745
TRW Automotive Holdings Corp.(a)	2,399	44,501
Visteon Corp.(a)	6,137	17,490
WABCO Holdings Inc.	2,601	117,461

		1,483,896
BANKS—4.42%
AMCORE Financial Inc.	524	3,217
Associated Banc-Corp.	4,964	82,849
BancorpSouth Inc.	2,964	63,133
Bank of America Corp.	190,360	6,262,844
Bank of Hawaii Corp.	1,891	95,287
Bank of New York Mellon Corp. (The)	47,640	1,691,220
BB&T Corp.	23,206	650,232
BOK Financial Corp.	809	32,360
Cathay General Bancorp	2,074	33,060
Citizens Republic Bancorp Inc.	4,252	14,244
City National Corp.	1,686	82,833
Colonial BancGroup Inc. (The)(b)	7,436	49,524

Comerica Inc.	6,565	188,547
Commerce Bancshares Inc.	2,513	109,642
Cullen/Frost Bankers Inc.	2,462	129,846
Discover Financial Services LLC	18,496	270,966
East West Bancorp Inc.(b)	2,333	27,786
F.N.B. Corp. (Pennsylvania)	3,251	36,834
Fifth Third Bancorp	20,861	291,428
First BanCorp (Puerto Rico)	2,953	25,839
First Horizon National Corp.	7,299	68,611
First Midwest Bancorp Inc.	1,945	39,931
FirstMerit Corp.	3,027	59,571
Frontier Financial Corp.(b)	1,803	20,825
Fulton Financial Corp.	7,468	78,713
Hancock Holding Co.	928	41,658
Huntington Bancshares Inc.	15,765	110,670
International Bancshares Corp.	2,293	56,408
KeyCorp	18,638	196,631
M&T Bank Corp.	3,325	234,013
Marshall & Ilsley Corp.	10,654	161,941
National City Corp.(b)	25,057	118,520
Northern Trust Corp.	9,187	718,148
Old National Bancorp	2,790	42,352
Pacific Capital Bancorp	1,705	22,284
PacWest Bancorp	1,083	20,165
Park National Corp.(b)	467	29,248
PNC Financial Services Group Inc. (The)	14,349	1,022,940
Popular Inc.	11,087	76,168
Prosperity Bancshares Inc.	1,797	57,684
Provident Bankshares Corp.	1,899	17,281
Regions Financial Corp.	29,174	276,570
South Financial Group Inc. (The)	3,156	19,031
State Street Corp.	17,755	1,271,968
Sterling Bancshares Inc.	2,673	25,982
Sterling Financial Corp. (Washington)	2,822	21,109
SunTrust Banks Inc.	14,787	607,154
Susquehanna Bancshares Inc.	3,851	55,146
SVB Financial Group(a)(b)	1,218	70,145
Synovus Financial Corp.	12,308	117,049
TCF Financial Corp.	5,110	65,152
TrustCo Bank Corp. NY	2,789	24,348
Trustmark Corp.	2,043	36,897
U.S. Bancorp	71,956	2,202,573
UCBH Holdings Inc.	4,000	18,040
Umpqua Holdings Corp.	2,969	40,319
UnionBanCal Corp.	2,245	120,601
United Bancshares Inc.	1,591	40,077
United Community Banks Inc.(b)	1,967	20,949
Valley National Bancorp	4,973	98,167
Wachovia Corp.	89,904	1,552,642
Webster Financial Corp.	2,307	45,817
Wells Fargo & Co.	130,036	3,936,190
Westamerica Bancorporation	1,310	68,120
Whitney Holding Corp.	2,668	54,854
Wilmington Trust Corp.	2,675	63,050
Wintrust Financial Corp.	779	16,086
Zions Bancorporation	4,648	136,047

		24,339,536
BEVERAGES—2.24%
Anheuser-Busch Companies Inc.	29,805	2,019,587
Brown-Forman Corp. Class A	671	48,580

Brown-Forman Corp. Class B	2,421	174,215
Coca-Cola Co. (The)	88,995	4,583,242

Coca-Cola Enterprises Inc.	12,938	219,040
Constellation Brands Inc. Class A(a)	8,498	182,877
Hansen Natural Corp.(a)(b)	2,921	66,774
Molson Coors Brewing Co. Class B	6,537	352,802
Pepsi Bottling Group Inc.	5,678	158,132
PepsiAmericas Inc.	2,539	60,098
PepsiCo Inc.	66,844	4,449,137

		12,314,484
BIOTECHNOLOGY—1.73%
Abraxis BioScience Inc.(a)	259	19,505
Affymetrix Inc.(a)	2,645	20,843
Alexion Pharmaceuticals Inc.(a)	1,570	147,187
Amgen Inc.(a)	45,342	2,839,769
Biogen Idec Inc.(a)	12,364	862,513
Bio-Rad Laboratories Inc. Class A(a)	757	67,449
Celera Corp.(a)	3,511	47,925
Celgene Corp.(a)	18,085	1,365,237
Charles River Laboratories International Inc.(a)	2,768	183,961
Enzo Biochem Inc.(a)	1,535	21,812
Enzon Pharmaceuticals Inc.(a)	1,761	14,405
Genentech Inc.(a)	19,519	1,859,185
Genzyme Corp.(a)	11,088	849,895
Human Genome Sciences Inc.(a)	6,022	39,926
Illumina Inc.(a)(b)	2,402	223,962
Incyte Corp.(a)	3,753	34,753
InterMune Inc.(a)(b)	1,331	22,867
Invitrogen Corp.(a)	3,868	171,546
Martek Biosciences Corp.(a)	1,241	46,674
Millipore Corp.(a)	2,218	156,036
Myriad Genetics Inc.(a)	1,779	118,303
Nektar Therapeutics(a)	5,002	24,910
PDL BioPharma Inc.	4,543	50,745
Regeneron Pharmaceuticals Inc.(a)	3,457	75,674
Savient Pharmaceuticals Inc.(a)	2,291	60,895
Vertex Pharmaceuticals Inc.(a)	6,154	212,313

		9,538,290
BUILDING MATERIALS—0.16%
Eagle Materials Inc.	1,677	41,606
Lennox International Inc.	2,541	90,714
Martin Marietta Materials Inc.(b)	1,653	173,515
Masco Corp.	15,709	259,041
NCI Building Systems Inc.(a)	723	27,084
Owens Corning(a)	3,944	102,583
Quanex Building Products Corp.	1,353	20,836
Simpson Manufacturing Co. Inc.(b)	1,723	41,369
Texas Industries Inc.	1,140	58,938
USG Corp.(a)(b)	2,934	84,206

		899,892
CHEMICALS—1.87%
A. Schulman Inc.	704	16,354
Air Products and Chemicals Inc.	8,252	785,673
Airgas Inc.	2,839	162,618
Albemarle Corp.	3,654	142,250
Ashland Inc.	2,443	102,044
Cabot Corp.	2,345	62,916
Celanese Corp. Class A	6,451	248,557
CF Industries Holdings Inc.	2,363	386,256
Chemtura Corp.	10,848	70,729
Cytec Industries Inc.	1,887	102,011
Dow Chemical Co. (The)	38,725	1,289,930

E.I. du Pont de Nemours and Co.	37,498	1,642,787
Eastman Chemical Co.	2,894	173,524
Ecolab Inc.	7,353	328,679
Ferro Corp.	1,742	37,906
FMC Corp.	3,177	236,273
H.B. Fuller Co.	2,479	61,975
Hercules Inc.	5,138	103,017
Huntsman Corp.	4,467	60,304
International Flavors & Fragrances Inc.	3,350	134,737
Lubrizol Corp.	2,770	137,946
Minerals Technologies Inc.	680	43,867
Mosaic Co. (The)(a)	6,155	782,978
Olin Corp.	2,790	82,975
OM Group Inc.(a)	1,439	48,350
PPG Industries Inc.	6,984	423,510
Praxair Inc.	13,140	1,231,612
Rohm and Haas Co.	5,325	399,375
RPM International Inc.	5,152	105,616
Sensient Technologies Corp.	1,770	55,082
Sherwin-Williams Co. (The)	4,291	228,496
Sigma-Aldrich Corp.	4,579	278,128
Terra Industries Inc.	3,706	200,124
Valspar Corp. (The)	3,836	83,126
W.R. Grace & Co.(a)	2,386	61,487
Zep Inc.	343	5,855

		10,317,067
COAL—0.47%
Alpha Natural Resources Inc.(a)	2,927	289,627
Arch Coal Inc.	5,942	334,594
CONSOL Energy Inc.	7,736	575,481
Foundation Coal Holdings Inc.	1,912	113,573
International Coal Group Inc.(a)(b)	5,182	54,256
Massey Energy Co.	3,315	246,139
Patriot Coal Corp.(a)	1,555	196,163
Peabody Energy Corp.	11,346	767,557

		2,577,390
COMMERCIAL SERVICES—1.71%
Accenture Ltd.	25,035	1,045,462
Administaff Inc.	982	28,193
Alliance Data Systems Corp.(a)	3,263	209,321
Apollo Group Inc. Class A(a)	5,684	354,056
Arbitron Inc.	1,201	56,447
Avis Budget Group Inc.(a)	4,545	27,724
BearingPoint Inc.(a)	13,591	10,873
Bowne & Co. Inc.	1,423	18,399
Career Education Corp.(a)	3,916	71,819
Chemed Corp.	998	42,714
ChoicePoint Inc.(a)	2,842	135,990
Convergys Corp.(a)	5,006	63,576
Corinthian Colleges Inc.(a)	3,570	56,227
Corporate Executive Board Co. (The)	1,428	53,521
Corrections Corp. of America(a)	4,956	138,917
Deluxe Corp.	1,571	22,465
DeVry Inc.	2,697	153,217
Equifax Inc.	5,351	187,767
Forrester Research Inc.(a)	313	10,548
FTI Consulting Inc.(a)	2,069	147,230
Gartner Inc.(a)	2,749	66,966
H&R Block Inc.	13,831	336,508
Hertz Global Holdings Inc.(a)	6,264	53,432
Hewitt Associates Inc. Class A(a)	3,909	144,047

Hillenbrand Inc.	2,741	63,454
Iron Mountain Inc.(a)	7,836	227,244
ITT Educational Services Inc.(a)	1,642	145,448
Lender Processing Services Inc.(a)	4,043	134,834
Live Nation Inc.(a)(b)	3,535	44,612
Manpower Inc.	3,343	160,464
McKesson Corp.	11,480	642,765
Monster Worldwide Inc.(a)	4,820	85,507
Moody’s Corp.	8,971	312,281
MPS Group Inc.(a)	4,082	47,025
Navigant Consulting Inc.(a)	2,064	38,143
PAREXEL International Corp.(a)	2,136	62,435
Pharmaceutical Product Development Inc.	4,460	170,104
PHH Corp.(a)	2,526	39,128
Pre-Paid Legal Services Inc.(a)	249	10,463
Quanta Services Inc.(a)	7,070	218,322
R.R. Donnelley & Sons Co.	8,896	237,523
Rent-A-Center Inc.(a)	2,957	62,688
Resources Connection Inc.	2,107	48,756
Robert Half International Inc.	6,707	169,620
SAIC Inc.(a)	7,377	139,352
Service Corp. International	11,421	109,299
Sotheby’s Holdings Inc. Class A(b)	3,015	83,636
Spherion Corp.(a)	2,291	11,203
Stewart Enterprises Inc. Class A	3,722	33,163
Strayer Education Inc.	595	132,506
TeleTech Holdings Inc.(a)	1,936	26,330
TrueBlue Inc.(a)	1,558	23,526
United Rentals Inc.(a)	3,740	60,513
Valassis Communications Inc.(a)	1,954	17,234
Viad Corp.	918	27,981
Visa Inc. Class A(a)	18,647	1,362,350
VistaPrint Ltd.(a)(b)	1,836	47,314
Watson Wyatt Worldwide Inc.	1,633	94,616
Weight Watchers International Inc.	1,330	47,561
Western Union Co.	31,067	858,692

		9,431,511
COMPUTERS—4.65%
Affiliated Computer Services Inc. Class A(a)	3,748	180,654
Apple Inc.(a)	36,573	5,813,278
Brocade Communications Systems Inc.(a)	16,488	111,294
CACI International Inc. Class A(a)	1,176	52,873
Cadence Design Systems Inc.(a)	11,328	83,714
Cognizant Technology Solutions Corp.(a)	12,118	340,152
Computer Sciences Corp.(a)	6,693	317,047
Dell Inc.(a)	75,081	1,844,740
Diebold Inc.	2,846	105,245
DST Systems Inc.(a)	1,886	113,971
Electronic Data Systems Corp.	21,567	535,077
Electronics For Imaging Inc.(a)	2,125	29,771
EMC Corp.(a)	86,226	1,294,252
FactSet Research Systems Inc.	1,889	108,939
Hewlett-Packard Co.	103,059	4,617,043
Hutchinson Technology Inc.(a)	1,058	15,701
IHS Inc. Class A(a)	1,866	116,121
Imation Corp.	1,399	26,665
International Business Machines Corp.	57,840	7,402,363
Jack Henry & Associates Inc.	3,426	73,967
Lexmark International Inc. Class A(a)	4,062	142,495

Mentor Graphics Corp.(a)	4,220	58,574
MICROS Systems Inc.(a)	3,216	101,883
NCR Corp.(a)	7,320	196,615

NetApp Inc.(a)	14,417	368,354
Palm Inc.(b)	5,454	35,887
Perot Systems Corp. Class A(a)	3,520	58,854
Quantum Corp.(a)	6,543	10,731
SanDisk Corp.(a)	9,382	132,286
Seagate Technology	20,675	309,505
SRA International Inc. Class A(a)	1,666	36,569
Sun Microsystems Inc.(a)	33,440	355,467
Synopsys Inc.(a)	6,258	150,317
Teradata Corp.(a)	7,320	171,434
Unisys Corp.(a)	15,623	57,649
Western Digital Corp.(a)	9,141	263,169

		25,632,656
COSMETICS & PERSONAL CARE—2.01%
Alberto-Culver Co.	3,574	95,890
Avon Products Inc.	17,893	758,663
Colgate-Palmolive Co.	21,211	1,575,341
Estee Lauder Companies Inc. (The) Class A	4,444	195,980
Procter & Gamble Co. (The)	128,611	8,421,448

		11,047,322
DISTRIBUTION & WHOLESALE—0.28%
Brightpoint Inc.(a)	1,980	13,642
Central European Distribution Corp.(a)	1,517	110,680
Fastenal Co.	5,738	280,359
Genuine Parts Co.	7,037	282,254
Ingram Micro Inc. Class A(a)	6,124	112,865
LKQ Corp.(a)	5,206	106,723
Owens & Minor Inc.	1,648	75,676
Pool Corp.(b)	2,085	46,037
Tech Data Corp.(a)	2,282	79,573
United Stationers Inc.(a)	900	34,497
W.W. Grainger Inc.	2,810	251,523
Watsco Inc.	1,149	57,301
WESCO International Inc.(a)	1,686	63,478

		1,514,608
DIVERSIFIED FINANCIAL SERVICES—4.81%
Affiliated Managers Group Inc.(a)	1,628	140,659
American Express Co.	42,737	1,586,397
AmeriCredit Corp.(a)	5,162	45,271
Ameriprise Financial Inc.	9,346	397,205
BlackRock Inc.	811	175,752
Capital One Financial Corp.	15,621	653,895
Charles Schwab Corp. (The)	39,400	901,866
CIT Group Inc.	11,297	95,799
Citigroup Inc.	227,315	4,248,517
CME Group Inc.	2,263	814,974
E*TRADE Financial Corp.(a)(b)	19,530	58,981
Eaton Vance Corp.	4,749	176,378
Federal Home Loan Mortgage Corp.	27,024	220,786
Federal National Mortgage Association	40,909	470,453
Federated Investors Inc. Class B	3,762	123,619
Franklin Resources Inc.	6,715	675,596
GLG Partners Inc.	8,297	76,581
Goldman Sachs Group Inc. (The)	15,019	2,764,097
IntercontinentalExchange Inc.(a)	2,930	292,414
Invesco Ltd.	16,538	385,170
Investment Technology Group Inc.(a)	1,627	48,387
Janus Capital Group Inc.	7,019	212,956
Jefferies Group Inc.	4,914	93,317
JPMorgan Chase & Co.	144,244	5,860,634

Knight Capital Group Inc. Class A(a)	4,287	70,264
Lazard Ltd. Class A	2,007	81,906
Legg Mason Inc.	5,508	222,248
Lehman Brothers Holdings Inc.	28,754	498,594
Merrill Lynch & Co. Inc.	35,222	938,666
MF Global Ltd.(a)	3,835	24,889
Morgan Stanley	42,226	1,667,082
NASDAQ OMX Group Inc. (The)(a)	6,372	176,950
National Financial Partners Corp.	1,415	29,503
NYMEX Holdings Inc.	3,626	297,259
NYSE Euronext Inc.	9,403	444,198
optionsXpress Holdings Inc.	2,045	50,736
Piper Jaffray Companies(a)	756	26,838
Raymond James Financial Inc.	3,934	113,693
SLM Corp.(a)	19,880	340,544
SWS Group Inc.	1,066	20,169
T. Rowe Price Group Inc.	10,872	650,689
TD Ameritrade Holding Corp.(a)	10,110	201,290
Waddell & Reed Financial Inc. Class A	3,470	115,898

		26,491,120
ELECTRIC—3.59%
AES Corp. (The)(a)	28,325	457,166
Allegheny Energy Inc.	7,068	342,091
ALLETE Inc.	1,035	44,050
Alliant Energy Corp.	4,533	146,099
Ameren Corp.	8,722	358,387
American Electric Power Co. Inc.	16,505	651,947
Avista Corp.	1,956	44,245
Black Hills Corp.	1,461	47,146
Calpine Corp.(a)	14,705	255,867
CenterPoint Energy Inc.	12,678	199,932
Cleco Corp.	2,364	59,407
CMS Energy Corp.	9,958	134,433
Consolidated Edison Inc.	11,541	458,178
Constellation Energy Group Inc.	7,409	616,132
Dominion Resources Inc.	24,238	1,070,835
DPL Inc.	4,562	115,784
DTE Energy Co.	6,882	282,024
Duke Energy Corp.	52,693	926,343
Dynegy Inc. Class A(a)	20,210	136,013
Edison International	12,404	599,609
El Paso Electric Co.(a)	1,621	33,490
Energy East Corp.	6,588	164,634
Entergy Corp.	8,080	863,914
Exelon Corp.	27,799	2,185,557
FirstEnergy Corp.	12,920	950,266
FPL Group Inc.	15,617	1,007,765
Great Plains Energy Inc.	4,843	122,334
Hawaiian Electric Industries Inc.	3,286	81,296
IDACORP Inc.	1,869	55,715
Integrys Energy Group Inc.	3,133	159,971
ITC Holdings Corp.	1,898	98,924
MDU Resources Group Inc.	7,049	224,934
Mirant Corp.(a)	8,870	271,511
Northeast Utilities	6,624	166,660
NorthWestern Corp.	1,701	42,134
NRG Energy Inc.(a)	10,000	362,900
NSTAR	4,261	135,755
OGE Energy Corp.	3,770	123,354

Pepco Holdings Inc.	8,125	202,637
PG&E Corp.	15,063	580,377
Pinnacle West Capital Corp.	4,381	147,070

PNM Resources Inc.	3,279	38,397
Portland General Electric Co.	2,595	60,957
PPL Corp.	15,509	728,303
Progress Energy Inc.	10,880	460,333
Public Service Enterprise Group Inc.	21,268	889,002
Puget Energy Inc.	4,734	130,374
Reliant Energy Inc.(a)	14,473	262,106
SCANA Corp.	4,341	157,101
Sierra Pacific Resources Corp.	10,530	119,410
Southern Co. (The)	31,925	1,129,826
TECO Energy Inc.	8,370	155,263
UniSource Energy Corp.	1,489	45,489
Westar Energy Inc.	3,972	87,702
Wisconsin Energy Corp.	4,822	217,569
Xcel Energy Inc.	18,183	364,751

		19,773,469
ELECTRICAL COMPONENTS & EQUIPMENT—0.48%
AMETEK Inc.	4,370	209,148
Belden Inc.	1,800	66,456
Emerson Electric Co.	32,523	1,583,870
Energizer Holdings Inc.(a)	2,335	166,579
Energy Conversion Devices Inc.(a)	1,708	119,440
General Cable Corp.(a)	2,238	128,976
GrafTech International Ltd.(a)	4,569	107,143
Hubbell Inc. Class B	2,075	87,482
Littelfuse Inc.(a)	865	27,645
Molex Inc.	3,100	76,043
Molex Inc. Class A	2,758	63,737

		2,636,519
ELECTRONICS—1.10%
Agilent Technologies Inc.(a)	15,348	553,449
Amphenol Corp. Class A	7,309	348,420
Applied Biosystems Inc.	6,901	254,854
Arrow Electronics Inc.(a)	5,071	163,388
Avnet Inc.(a)	6,386	174,082
AVX Corp.	2,229	22,446
Benchmark Electronics Inc.(a)	2,817	41,241
Brady Corp. Class A	2,099	76,970
Checkpoint Systems Inc.(a)	1,405	29,603
CTS Corp.	1,234	15,869
Cymer Inc.(a)(b)	1,417	37,536
Dionex Corp.(a)	698	48,525
Dolby Laboratories Inc. Class A(a)	2,075	84,432
Electro Scientific Industries Inc.(a)	1,695	26,510
Flextronics International Ltd.(a)	34,856	311,264
FLIR Systems Inc.(a)(b)	5,698	232,137
Garmin Ltd.(b)	5,253	187,375
Gentex Corp.	5,976	92,389
Itron Inc.(a)(b)	1,379	127,323
Jabil Circuit Inc.	8,315	135,202
KEMET Corp.(a)(b)	3,548	4,825
Methode Electronics Inc.	1,437	16,080
Mettler-Toledo International Inc.(a)	1,462	157,180
National Instruments Corp.	2,357	80,256
Orbotech Ltd.(a)	1,244	14,629
Park Electrochemical Corp.	709	17,966
PerkinElmer Inc.	4,886	142,183
Plexus Corp.(a)	1,759	50,131
Sanmina-SCI Corp.(a)	28,517	50,475
Taser International Inc.(a)(b)	2,828	14,253
Technitrol Inc.	1,417	19,866

Thermo Fisher Scientific Inc.(a)	17,522	1,060,431
Thomas & Betts Corp.(a)	2,496	103,284
Trimble Navigation Ltd.(a)	4,946	164,207
Tyco Electronics Ltd.	20,205	669,594
Varian Inc.(a)	1,265	62,491
Vishay Intertechnology Inc.(a)	8,029	72,020
Waters Corp.(a)	4,126	280,320
Woodward Governor Co.	2,431	109,395

		6,052,601
ENERGY - ALTERNATE SOURCES—0.15%
Covanta Holding Corp.(a)	5,044	141,938
First Solar Inc.(a)	1,875	534,581
Headwaters Inc.(a)	1,528	20,032
SunPower Corp. Class A(a)(b)	1,592	125,402

		821,953
ENGINEERING & CONSTRUCTION—0.47%
AECOM Technology Corp.(a)	3,085	87,830
Dycom Industries Inc.(a)	1,777	28,201
EMCOR Group Inc.(a)	2,696	81,204
Fluor Corp.	7,286	592,716
Foster Wheeler Ltd.(a)	6,121	347,489
Granite Construction Inc.	1,343	42,479
Insituform Technologies Inc. Class A(a)	1,061	18,345
Jacobs Engineering Group Inc.(a)	4,945	382,446
KBR Inc.	6,973	198,730
McDermott International Inc.(a)	9,535	454,533
Shaw Group Inc. (The)(a)	3,300	190,740
URS Corp.(a)	3,353	140,558

		2,565,271
ENTERTAINMENT—0.15%
Bally Technologies Inc.(a)	2,014	64,025
DreamWorks Animation SKG Inc. Class A(a)	2,847	84,556
International Game Technology Inc.	13,164	285,790
International Speedway Corp. Class A	1,197	44,038
Macrovision Solutions Corp.(a)	3,321	50,479
Penn National Gaming Inc.(a)	3,006	85,761
Pinnacle Entertainment Inc.(a)	3,006	33,968
Regal Entertainment Group Class A	2,884	48,019
Scientific Games Corp. Class A(a)	2,742	83,192
Vail Resorts Inc.(a)	1,226	49,506

		829,334
ENVIRONMENTAL CONTROL—0.31%
Allied Waste Industries Inc.(a)	15,485	187,368
Mine Safety Appliances Co.	843	27,853
Nalco Holding Co.	6,105	143,467
Republic Services Inc.	6,722	218,465
Stericycle Inc.(a)	3,548	211,993
Tetra Tech Inc.(a)	2,334	67,056
Waste Connections Inc.(a)	2,628	95,633
Waste Management Inc.	20,683	735,074

		1,686,909
FOOD—1.80%
Campbell Soup Co.	9,869	359,034
Chiquita Brands International Inc.(a)	2,156	33,095
ConAgra Foods Inc.	20,867	452,397
Corn Products International Inc.	3,030	140,925
Dean Foods Co.(a)	6,442	137,215
Del Monte Foods Co.	8,114	68,888

Flowers Foods Inc.	3,462	104,102
Fresh Del Monte Produce Inc.(a)	1,873	39,483
General Mills Inc.	14,199	914,274
H.J. Heinz Co.	12,417	625,568
Hain Celestial Group Inc.(a)	1,588	41,510
Hershey Co. (The)	6,618	243,344
Hormel Foods Corp.	2,963	107,172
J.M. Smucker Co. (The)	2,288	111,517
Kellogg Co.	10,083	535,004
Kraft Foods Inc.	57,841	1,840,501
Kroger Co. (The)	26,057	736,892
McCormick & Co. Inc. NVS	4,401	176,480
Pilgrim’s Pride Corp.	2,073	25,270
Ralcorp Holdings Inc.(a)(b)	1,100	59,356
Ruddick Corp.	1,761	54,521
Safeway Inc.	18,750	501,000
Sara Lee Corp.	30,041	410,360
Smithfield Foods Inc.(a)	5,267	113,135
SUPERVALU Inc.	9,093	232,963
Sysco Corp.	25,111	712,148
Tootsie Roll Industries Inc.(b)	622	16,265
TreeHouse Foods Inc.(a)	1,191	32,276
Tyson Foods Inc. Class A	12,459	185,639
United Natural Foods Inc.(a)	1,654	31,790
Whole Foods Market Inc.	6,030	133,685
Wm. Wrigley Jr. Co.	9,117	719,878

		9,895,687
FOREST PRODUCTS & PAPER—0.37%
AbitibiBowater Inc.(b)	2,934	24,734
Domtar Corp.(a)	17,530	99,921
International Paper Co.	18,001	498,988
Louisiana-Pacific Corp.	4,811	40,701
MeadWestvaco Corp.	6,979	187,107
Neenah Paper Inc.	588	10,984
Plum Creek Timber Co. Inc.	7,056	343,768
Potlatch Corp.	1,460	67,992
Rayonier Inc.	3,304	154,363
Smurfit-Stone Container Corp.(a)	12,033	68,708
Temple-Inland Inc.	4,361	70,866
Wausau Paper Corp.	1,731	15,337
Weyerhaeuser Co.	8,767	468,684

		2,052,153
GAS—0.33%
AGL Resources Inc.	3,231	111,663
Atmos Energy Corp.	3,666	97,039
Energen Corp.	2,967	178,613
New Jersey Resources Corp.	1,545	52,669
Nicor Inc.	1,990	79,242
NiSource Inc.	11,477	196,027
Northwest Natural Gas Co.	1,062	48,055
Piedmont Natural Gas Co.	2,711	72,601
Sempra Energy	9,634	541,045
Southern Union Co.	4,580	119,630
Southwest Gas Corp.	2,070	59,823
UGI Corp.	4,083	110,486
Vectren Corp.	3,100	90,520
WGL Holdings Inc.	2,148	74,170

		1,831,583
HAND & MACHINE TOOLS—0.14%
Baldor Electric Co.	1,723	58,668

Black & Decker Corp. (The)	2,567	154,071
Kennametal Inc.	3,136	93,327
Lincoln Electric Holdings Inc.	1,676	134,667
Regal Beloit Corp.	1,298	54,191
Snap-On Inc.	2,297	129,298
Stanley Works (The)	3,199	142,292

		766,514
HEALTH CARE - PRODUCTS—3.92%
Advanced Medical Optics Inc.(a)	2,517	43,695
Alcon Inc.	3,330	574,192
American Medical Systems Holdings Inc.(a)	3,390	55,833
ArthroCare Corp.(a)(b)	1,103	23,317
Baxter International Inc.	26,619	1,826,330
Beckman Coulter Inc.	2,632	190,399
Becton, Dickinson and Co.	9,702	823,797
Boston Scientific Corp.(a)	61,452	730,664
C.R. Bard Inc.	4,149	385,193
Cepheid Inc.(a)	2,281	39,051
Cooper Companies Inc. (The)	2,051	69,119
Covidien Ltd.	20,668	1,017,692
Datascope Corp.	554	25,861
DENTSPLY International Inc.	5,901	237,515
Edwards Lifesciences Corp.(a)	2,423	151,874
Gen-Probe Inc.(a)	2,139	114,051
Haemonetics Corp.(a)	1,056	61,311
Henry Schein Inc.(a)	3,704	198,386
Hill-Rom Holdings Inc.	2,741	76,995
Hologic Inc.(a)(b)	10,550	194,859
IDEXX Laboratories Inc.(a)	2,423	129,630
Immucor Inc.(a)	2,792	84,123
Intuitive Surgical Inc.(a)	1,584	493,083
Invacare Corp.	1,664	39,154
Inverness Medical Innovations Inc.(a)	3,338	112,524
Johnson & Johnson	118,512	8,114,517
Kinetic Concepts Inc.(a)(b)	2,115	73,919
Medtronic Inc.	47,061	2,486,233
Mentor Corp.	1,583	39,274
NuVasive Inc.(a)	1,383	77,683
Patterson Companies Inc.(a)	5,213	162,802
PSS World Medical Inc.(a)	2,718	45,554
ResMed Inc.(a)	3,277	123,936
St. Jude Medical Inc.(a)	14,173	660,178
Steris Corp.	2,468	84,332
Stryker Corp.	13,041	837,102
TECHNE Corp.(a)	1,541	122,540
Varian Medical Systems Inc.(a)	5,212	312,720
West Pharmaceutical Services Inc.	1,284	58,961
Zimmer Holdings Inc.(a)	9,799	675,249

		21,573,648
HEALTH CARE - SERVICES—1.17%
Aetna Inc.	20,461	839,106
AMERIGROUP Corp.(a)	1,918	48,717
Apria Healthcare Group Inc.(a)	1,452	27,893
Brookdale Senior Living Inc.	2,055	31,359
Centene Corp.(a)	1,749	39,020
Community Health Systems Inc.(a)	4,074	134,361
Covance Inc.(a)	2,859	262,456
Coventry Health Care Inc.(a)	6,518	230,542
DaVita Inc.(a)	4,286	239,373
Health Management Associates Inc. Class A(a)	10,116	62,213
Health Net Inc.(a)	4,631	129,483

HealthSouth Corp.(a)	3,763	61,788
Healthways Inc.(a)	1,414	35,930
Humana Inc.(a)	7,066	310,268
Laboratory Corp. of America Holdings(a)	4,676	316,004
LifePoint Hospitals Inc.(a)(b)	2,237	64,045
Lincare Holdings Inc.(a)	2,767	89,153
Magellan Health Services Inc.(a)	1,856	77,488
Odyssey Healthcare Inc.(a)	1,383	13,028
Pediatrix Medical Group Inc.(a)	1,959	95,305
Psychiatric Solutions Inc.(a)	2,140	74,943
Quest Diagnostics Inc.	6,202	329,698
Sunrise Senior Living Inc.(a)	1,705	30,571
Tenet Healthcare Corp.(a)	20,950	121,301
UnitedHealth Group Inc.	51,241	1,438,847
Universal Health Services Inc. Class B	1,915	116,087
WellCare Health Plans Inc.(a)	1,610	63,321
WellPoint Inc.(a)	21,883	1,147,763

		6,430,063
HOLDING COMPANIES - DIVERSIFIED—0.10%
Leucadia National Corp.	7,010	313,838
Walter Industries Inc.	2,173	227,883

		541,721
HOME BUILDERS—0.15%
Centex Corp.	5,281	77,525
Champion Enterprises Inc.(a)	3,873	15,298
D.R. Horton Inc.	11,554	128,480
Hovnanian Enterprises Inc. Class A(a)(b)	2,755	19,368
KB Home	3,100	54,529
Lennar Corp. Class A	5,677	68,692
M.D.C. Holdings Inc.	1,610	66,847
NVR Inc.(a)	194	107,150
Pulte Homes Inc.	8,865	108,242
Ryland Group Inc.	1,888	38,874
Thor Industries Inc.(b)	1,436	28,174
Toll Brothers Inc.(a)	5,725	115,015
Winnebago Industries Inc.(b)	943	12,033

		840,227
HOME FURNISHINGS—0.08%
Ethan Allen Interiors Inc.	1,123	28,187
Furniture Brands International Inc.	1,698	20,155
Harman International Industries Inc.	2,600	107,042
La-Z-Boy Inc.(b)	2,094	15,454
Tempur-Pedic International Inc.(b)	3,164	29,710
Whirlpool Corp.	3,157	238,985

		439,533
HOUSEHOLD PRODUCTS & WARES—0.43%
ACCO Brands Corp.(a)	2,227	19,085
American Greetings Corp. Class A	1,900	28,158
Avery Dennison Corp.	3,886	171,023
Blyth Inc.	1,194	17,373
Church & Dwight Co. Inc.	2,810	154,185
Clorox Co. (The)	5,766	314,247
Fortune Brands Inc.	6,455	369,936
Fossil Inc.(a)	1,829	48,981
Jarden Corp.(a)	2,821	67,789
Kimberly-Clark Corp.	17,638	1,020,006

Scotts Miracle-Gro Co. (The) Class A	1,712	33,350
Tupperware Brands Corp.	2,466	96,174
WD-40 Co.	561	19,169

		2,359,476

HOUSEWARES—0.04%
Newell Rubbermaid Inc.	11,794	194,955
Toro Co. (The)	1,418	46,156

		241,111
INSURANCE—3.62%
ACE Ltd.	13,789	699,102
Aflac Inc.	20,262	1,126,770
Alleghany Corp.(a)	228	71,882
Allied World Assurance Holdings Ltd.	2,077	86,424
Allstate Corp. (The)	22,971	1,061,720
Ambac Financial Group Inc.(b)	12,855	32,395
American Financial Group Inc.	3,086	89,401
American International Group Inc.	97,575	2,541,829
American National Insurance Co.	667	63,031
Aon Corp.	11,143	510,349
Arch Capital Group Ltd.(a)	2,210	154,103
Arthur J. Gallagher & Co.	4,032	102,534
Aspen Insurance Holdings Ltd.	3,012	76,475
Assurant Inc.	4,209	253,045
Assured Guaranty Ltd.(b)	2,714	31,102
Axis Capital Holdings Ltd.	5,955	188,654
Brown & Brown Inc.	5,010	88,026
Chubb Corp.	15,638	751,250
CIGNA Corp.	11,698	433,060
Cincinnati Financial Corp.	6,578	183,132
Conseco Inc.(a)	8,339	69,881
Delphi Financial Group Inc. Class A	1,489	37,151
Endurance Specialty Holdings Ltd.	2,278	69,707
Erie Indemnity Co. Class A	1,527	66,730
Everest Re Group Ltd.	2,544	208,099
Fidelity National Financial Inc.	9,618	128,496
First American Corp.	3,492	87,998
Genworth Financial Inc. Class A	18,448	294,615
Hanover Insurance Group Inc. (The)	2,151	92,321
Hartford Financial Services Group Inc. (The)	13,202	836,875
HCC Insurance Holdings Inc.	5,227	118,392
Hilb Rogal & Hobbs Co.	1,638	71,007
Horace Mann Educators Corp.	1,592	22,065
IPC Holdings Ltd.	2,364	75,884
Lincoln National Corp.	10,710	510,867
Loews Corp.	14,829	660,780
Markel Corp.(a)	417	151,371
Marsh & McLennan Companies Inc.	21,498	607,318
Max Capital Group Ltd.	1,677	39,359
MBIA Inc.(b)	10,248	60,771
Mercury General Corp.	1,058	53,440
MetLife Inc.	18,093	918,582
MGIC Investment Corp.	4,279	27,386
Montpelier Re Holdings Ltd.	3,934	61,764
Nationwide Financial Services Inc. Class A	2,082	96,501
Old Republic International Corp.	9,726	102,123
PartnerRe Ltd.	2,411	169,542
Philadelphia Consolidated Holding Corp.(a)	2,452	143,319
Phoenix Companies Inc. (The)	5,163	50,236
Platinum Underwriters Holdings Ltd.	2,240	80,864
PMI Group Inc. (The)	4,980	12,500
Principal Financial Group Inc.	9,895	420,636
ProAssurance Corp.(a)(b)	1,256	61,469
Progressive Corp. (The)	26,758	541,850
Protective Life Corp.	2,823	101,515

Prudential Financial Inc.	18,272	1,260,220
Radian Group Inc.	3,667	6,381
Reinsurance Group of America Inc.	1,178	58,547
RenaissanceRe Holdings Ltd.	2,557	130,075
RLI Corp.	891	48,666
Safeco Corp.	3,832	253,525
Selective Insurance Group Inc.	2,112	45,619
StanCorp Financial Group Inc.	1,975	97,545
Torchmark Corp.	3,779	219,371
Transatlantic Holdings Inc.	1,088	63,039
Travelers Companies Inc. (The)	25,140	1,109,177
Unitrin Inc.	2,075	57,249
Unum Group	14,791	357,351
W.R. Berkley Corp.	6,202	146,491
White Mountains Insurance Group Ltd.	339	147,974
Willis Group Holdings Ltd.	5,729	179,146
XL Capital Ltd. Class A	7,530	134,712
Zenith National Insurance Corp.	1,516	52,166

		19,962,952
INTERNET—2.04%
Akamai Technologies Inc.(a)(b)	6,850	159,879
Amazon.com Inc.(a)	12,562	958,983
Ariba Inc.(a)	3,188	52,315
Avocent Corp.(a)	1,961	46,633
Check Point Software Technologies Ltd.(a)	7,105	162,207
Digital River Inc.(a)	1,662	66,297
EarthLink Inc.(a)	5,105	45,945
eBay Inc.(a)	47,176	1,187,420
Equinix Inc.(a)	1,314	106,907
Expedia Inc.(a)	8,524	166,815
F5 Networks Inc.(a)	3,353	97,740
Google Inc. Class A(a)	9,948	4,712,865
HLTH Corp.(a)	7,216	78,943
IAC/InterActiveCorp(a)	8,387	146,437
InfoSpace Inc.	1,570	14,821
Interwoven Inc.(a)	1,628	22,922
j2 Global Communications Inc.(a)(b)	2,028	48,611
Liberty Media Corp. - Liberty Interactive Group Series A(a)	23,741	333,086
McAfee Inc.(a)	6,872	225,058
NetFlix Inc.(a)(b)	2,262	69,873
NutriSystem Inc.(b)	1,296	22,304
Priceline.com Inc.(a)(b)	1,437	165,183
RealNetworks Inc.(a)	4,435	30,468
S1 Corp.(a)	2,648	21,502
SonicWALL Inc.(a)	2,135	12,468
Symantec Corp.(a)	35,404	745,962
TIBCO Software Inc.(a)	7,912	64,958
United Online Inc.	2,501	27,161
ValueClick Inc.(a)	4,101	48,802
VeriSign Inc.(a)	8,342	271,449
Websense Inc.(a)	1,684	35,145
Yahoo! Inc.(a)	53,436	1,062,842

		11,212,001
IRON & STEEL—0.54%
AK Steel Holding Corp.	4,709	299,022
Allegheny Technologies Inc.	3,954	186,985
Carpenter Technology Corp.	1,986	76,858
Cleveland-Cliffs Inc.	3,768	408,489
Nucor Corp.	11,863	678,801
Reliance Steel & Aluminum Co.	2,748	173,564

Schnitzer Steel Industries Inc. Class A	903	81,487
Steel Dynamics Inc.	8,081	256,006
United States Steel Corp.	4,944	792,820

		2,954,032
LEISURE TIME—0.26%
Brunswick Corp.	3,863	49,833
Callaway Golf Co.	2,744	34,794
Carnival Corp.	17,551	648,334
Harley-Davidson Inc.	10,155	384,265
Life Time Fitness Inc.(a)(b)	1,351	40,246
Polaris Industries Inc.(b)	1,326	56,753
Royal Caribbean Cruises Ltd.	5,530	140,904
WMS Industries Inc.(a)	1,936	54,556

		1,409,685
LODGING—0.26%
Boyd Gaming Corp.	2,297	22,924
Choice Hotels International Inc.	1,342	33,349
Gaylord Entertainment Co.(a)(b)	2,020	60,681
Las Vegas Sands Corp.(a)(b)	4,286	195,099
Marriott International Inc. Class A	12,871	333,488
MGM MIRAGE(a)	4,198	121,826
Orient-Express Hotels Ltd.	1,688	56,194
Starwood Hotels & Resorts Worldwide Inc.	7,233	248,020
Wyndham Worldwide Corp.	7,298	130,926
Wynn Resorts Ltd.(b)	2,605	253,935

		1,456,442
MACHINERY—1.09%
AGCO Corp.(a)	3,864	231,260
Albany International Corp. Class A	1,044	29,963
Astec Industries Inc.(a)	531	16,950
Briggs & Stratton Corp.	2,504	33,904
Bucyrus International Inc.	3,057	214,021
Caterpillar Inc.	25,672	1,784,717
Cognex Corp.	1,592	30,009
Cummins Inc.	7,672	508,960
Deere & Co.	18,188	1,276,070
Flowserve Corp.	2,383	317,749
Gardner Denver Inc.(a)	2,122	96,763
Graco Inc.	2,590	93,836
IDEX Corp.	3,246	122,796
Intermec Inc.(a)	1,976	37,188
Joy Global Inc.	4,477	323,329
Manitowoc Co. Inc. (The)	5,314	140,077
Nordson Corp.	1,246	88,042
Rockwell Automation Inc.	5,512	245,339
Terex Corp.(a)	4,240	200,679
Wabtec Corp.	1,894	105,117
Zebra Technologies Corp. Class A(a)	2,810	86,576

		5,983,345
MANUFACTURING—4.26%
Actuant Corp. Class A	2,080	63,357
Acuity Brands Inc.	1,696	69,299
AptarGroup Inc.	2,622	101,471
Brink’s Co. (The)	1,712	118,060
Carlisle Companies Inc.	2,462	75,313
Ceradyne Inc.(a)	1,052	48,760
CLARCOR Inc.	2,066	79,582
Cooper Industries Ltd.	8,364	352,710
Crane Co.	2,371	84,171

Danaher Corp.	10,208	813,067
Donaldson Co. Inc.	2,874	129,646
Dover Corp.	7,994	396,742
Eastman Kodak Co.	12,250	179,340
Eaton Corp.	6,819	484,422
ESCO Technologies Inc.(a)	911	37,488
General Electric Co.	417,348	11,806,775
Harsco Corp.	3,383	183,020
Hexcel Corp.(a)	3,652	69,315
Honeywell International Inc.	28,651	1,456,617
Illinois Tool Works Inc.	19,036	891,837
Ingersoll-Rand Co. Ltd. Class A	13,132	472,752
ITT Industries Inc.	7,476	500,593
Lancaster Colony Corp.	674	21,912
Leggett & Platt Inc.	7,044	137,358
Matthews International Corp. Class A	1,281	63,935
Pall Corp.	5,186	209,618
Parker Hannifin Corp.	6,993	431,328
Pentair Inc.	4,243	146,893
Roper Industries Inc.	3,622	221,594
SPX Corp.	2,252	285,509
Teleflex Inc.	1,729	106,022
Textron Inc.	10,600	460,782
3M Co.	27,079	1,906,091
Tredegar Corp.	1,057	17,314
Trinity Industries Inc.	3,649	137,348
Tyco International Ltd.	20,317	905,326

		23,465,367
MEDIA—2.42%
Belo Corp. Class A	3,892	26,427
Cablevision Systems Corp.(a)	9,715	235,880
CBS Corp. Class B	24,535	401,393
Charter Communications Inc. Class A(a)(b)	19,550	22,287
Comcast Corp. Class A	78,927	1,627,475
Comcast Corp. Class A Special	37,511	770,476
CTC Media Inc.(a)	1,932	44,649
DIRECTV Group Inc. (The)(a)	25,229	681,688
Discovery Holding Co. Class A(a)	11,049	219,654
Dish Network Corp. Class A(a)	8,788	258,543
E.W. Scripps Co. (The) Class A	1,068	7,391
Gannett Co. Inc.	9,652	174,894
Idearc Inc.	7,767	10,175
John Wiley & Sons Inc. Class A	2,016	91,405
Lee Enterprises Inc.(b)	2,371	7,160
Liberty Global Inc. Class A(a)	6,891	198,668
Liberty Global Inc. Class C(a)	6,939	190,129
Liberty Media Corp. - Liberty Capital Group Series A(a)	5,042	78,353
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	20,752	510,914
McClatchy Co. (The) Class A(b)	3,369	14,386
McGraw-Hill Companies Inc. (The)	13,568	551,811
Meredith Corp.	1,627	41,586
New York Times Co. (The) Class A(b)	4,996	62,900
News Corp. Class A	75,741	1,070,220
News Corp. Class B	18,580	271,454
Scholastic Corp.	1,401	36,132
Scripps Networks Interactive Inc. Class A(a)	3,222	130,620
Sinclair Broadcast Group Inc. Class A	2,662	20,311
Sirius Satellite Radio Inc.(a)	118,128	189,005
Time Warner Cable Inc. Class A(a)	6,324	179,791
Time Warner Inc.	149,199	2,136,530

Viacom Inc. Class A(a)	471	13,334
Viacom Inc. Class B(a)	23,886	667,136
Walt Disney Co. (The)	74,460	2,259,861
Washington Post Co. (The) Class B	240	148,380

		13,351,018
METAL FABRICATE & HARDWARE—0.19%
Commercial Metals Co.	4,755	141,937
Kaydon Corp.	1,193	56,572
Mueller Industries Inc.	1,519	38,993
Mueller Water Products Inc. Class B	2,871	25,121
Precision Castparts Corp.	5,762	538,344
Timken Co. (The)	3,019	99,687
Valmont Industries Inc.	753	80,503
Worthington Industries Inc.	2,943	52,209

		1,033,366
MINING—0.82%
Alcoa Inc.	33,970	1,146,488
Century Aluminum Co.(a)	1,365	81,108
Coeur d’Alene Mines Corp.(a)	24,317	70,276
Compass Minerals International Inc.	1,354	102,362
Freeport-McMoRan Copper & Gold Inc.	15,957	1,543,840
Hecla Mining Co.(a)(b)	5,134	47,130
Kaiser Aluminum Corp.	603	31,808
Newmont Mining Corp.	18,249	875,222
RTI International Metals Inc.(a)	957	26,088
Southern Copper Corp.	9,265	257,382
Stillwater Mining Co.(a)	2,155	20,473
Titanium Metals Corp.	3,512	39,545
USEC Inc.(a)(b)	6,081	31,743
Vulcan Materials Co.	3,702	237,631

		4,511,096
OFFICE & BUSINESS EQUIPMENT—0.15%
IKON Office Solutions Inc.	2,780	39,754
Pitney Bowes Inc.	8,848	280,393
Xerox Corp.	37,919	517,215

		837,362
OFFICE FURNISHINGS—0.03%
Herman Miller Inc.	2,241	58,580
HNI Corp.(b)	1,467	31,761
Interface Inc. Class A	1,954	23,155
Steelcase Inc. Class A	2,867	28,555

		142,051
OIL & GAS—9.99%
Anadarko Petroleum Corp.	19,628	1,136,657
Apache Corp.	13,972	1,567,239
Arena Resources Inc.(a)	1,559	63,779
Atlas America Inc.	1,525	56,486
Atwood Oceanics Inc.(a)	2,225	102,150
Berry Petroleum Co. Class A	1,460	62,838
Bill Barrett Corp.(a)	1,380	56,773
Cabot Oil & Gas Corp.	4,201	184,886
Carrizo Oil & Gas Inc.(a)	1,141	57,438
Cheniere Energy Inc.(a)(b)	1,970	5,969
Chesapeake Energy Corp.	21,285	1,067,443
Chevron Corp.	86,764	7,336,764
Cimarex Energy Co.	3,438	179,154
Comstock Resources Inc.(a)	1,816	110,794
ConocoPhillips	59,662	4,869,612

Continental Resources Inc.(a)	1,294	73,913
Crosstex Energy Inc.	1,660	53,352
Delta Petroleum Corp.(a)	2,756	52,557
Denbury Resources Inc.(a)	9,999	281,372
Devon Energy Corp.	17,585	1,668,641
Diamond Offshore Drilling Inc.	2,722	324,735
Encore Acquisition Co.(a)	2,095	129,618
ENSCO International Inc.	5,997	414,633
EOG Resources Inc.	10,341	1,039,581
EXCO Resources Inc.(a)(b)	3,656	95,239
Exxon Mobil Corp.	224,981	18,095,222
Forest Oil Corp.(a)	3,262	186,032
Frontier Oil Corp.	4,502	82,162
Grey Wolf Inc.(a)	7,539	64,383
Helmerich & Payne Inc.	4,017	237,525
Hess Corp.	12,160	1,233,024
Holly Corp.	1,836	52,473
Marathon Oil Corp.	29,791	1,473,761
Mariner Energy Inc.(a)	3,295	87,186
Murphy Oil Corp.	7,867	627,236
Nabors Industries Ltd.(a)	11,791	429,900
Newfield Exploration Co.(a)	5,549	271,790
Noble Corp.	11,194	580,633
Noble Energy Inc.	7,061	521,596
Occidental Petroleum Corp.	34,491	2,718,926
Parker Drilling Co.(a)	4,863	39,244
Patterson-UTI Energy Inc.	6,500	184,730
Penn Virginia Corp.	1,564	95,013
Petrohawk Energy Corp.(a)	8,987	299,447
Pioneer Natural Resources Co.	4,966	295,229
Plains Exploration & Production Co.(a)	4,612	258,134
Pride International Inc.(a)	6,902	267,522
Quicksilver Resources Inc.(a)	4,580	119,813
Range Resources Corp.	6,326	307,191
Rowan Companies Inc.	4,624	184,035
Southwestern Energy Co.(a)	14,291	518,906
St. Mary Land & Exploration Co.	2,596	110,486
Stone Energy Corp.(a)	1,126	57,449
Sunoco Inc.	4,987	202,522
Swift Energy Co.(a)	1,231	62,559
Tesoro Corp.	5,947	91,822
Transocean Inc.(a)	13,201	1,795,732
Ultra Petroleum Corp.(a)	6,323	451,336
Unit Corp.(a)	1,944	131,317
Valero Energy Corp.	22,036	736,223
Whiting Petroleum Corp.(a)	1,716	160,738
XTO Energy Inc.	21,171	999,906

		55,022,826
OIL & GAS SERVICES—2.47%
Baker Hughes Inc.	12,942	1,073,021
BJ Services Co.	12,544	368,794
Cameron International Corp.(a)	9,174	438,150
Core Laboratories NV	913	118,334
Dresser-Rand Group Inc.(a)	3,527	134,379
Dril-Quip Inc.(a)	1,133	61,341
Exterran Holdings Inc.(a)	2,724	153,743
FMC Technologies Inc.(a)	5,334	329,535
Global Industries Ltd.(a)	3,363	40,154

Halliburton Co.	36,724	1,645,970
Helix Energy Solutions Group Inc.(a)	3,439	109,807
Hercules Offshore Inc.(a)	3,583	89,468
ION Geophysical Corp.(a)	3,030	48,389

Key Energy Services Inc.(a)	5,393	86,612
National Oilwell Varco Inc.(a)	17,188	1,351,492
Newpark Resources Inc.(a)	4,832	35,370
Oceaneering International Inc.(a)	2,174	131,831
Oil States International Inc.(a)	2,089	114,644
Schlumberger Ltd.	49,829	5,062,626
SEACOR Holdings Inc.(a)	900	75,303
Smith International Inc.	8,382	623,453
Superior Energy Services Inc.(a)	3,307	156,851
Tetra Technologies Inc.(a)	2,920	55,276
Tidewater Inc.	2,315	138,761
Weatherford International Ltd.(a)	28,407	1,071,796
W-H Energy Services Inc.(a)	1,179	107,914

		13,623,014
PACKAGING & CONTAINERS—0.25%
Ball Corp.	4,038	180,014
Bemis Co. Inc.	4,192	118,047
Crown Holdings Inc.(a)	6,529	183,008
Greif Inc. Class A	994	60,475
Owens-Illinois Inc.(a)	6,844	289,091
Packaging Corp. of America	4,205	107,312
Pactiv Corp.(a)	5,575	134,413
Sealed Air Corp.	7,117	154,439
Sonoco Products Co.	4,129	134,688

		1,361,487
PHARMACEUTICALS—5.18%
Abbott Laboratories	64,188	3,616,352
Alkermes Inc.(a)	4,056	63,882
Allergan Inc.	12,680	658,472
Alpharma Inc. Class A(a)	2,134	48,463
AmerisourceBergen Corp.	6,785	284,088
Amylin Pharmaceuticals Inc.(a)(b)	5,841	184,284
APP Pharmaceuticals Inc.(a)	1,028	24,322
Barr Pharmaceuticals Inc.(a)	4,592	302,980
BioMarin Pharmaceutical Inc.(a)	3,965	129,061
Bristol-Myers Squibb Co.	82,096	1,733,868
Cardinal Health Inc.	14,942	802,834
Cephalon Inc.(a)	2,899	212,091
Cubist Pharmaceuticals Inc.(a)	2,349	53,228
CV Therapeutics Inc.(a)(b)	3,263	30,574
Eli Lilly and Co.	40,442	1,905,223
Endo Pharmaceuticals Holdings Inc.(a)	4,911	113,690
Express Scripts Inc.(a)	8,824	622,445
Forest Laboratories Inc.(a)	13,038	462,979
Gilead Sciences Inc.(a)	38,376	2,071,536
Herbalife Ltd.	2,544	109,875
Hospira Inc.(a)	6,410	244,606
ImClone Systems Inc.(a)	2,460	157,268
Isis Pharmaceuticals Inc.(a)	4,345	74,430
King Pharmaceuticals Inc.(a)	10,759	123,836
Medarex Inc.(a)	5,270	52,068
Medco Health Solutions Inc.(a)	21,129	1,047,576
Medicines Co. (The)(a)	2,114	46,952
Medicis Pharmaceutical Corp. Class A	2,344	43,036
Merck & Co. Inc.	89,588	2,947,445
Mylan Inc.(a)	12,954	168,013
NBTY Inc.(a)	2,529	87,225
Omnicare Inc.	4,930	145,139
Onyx Pharmaceuticals Inc.(a)	2,427	98,294
OSI Pharmaceuticals Inc.(a)	2,438	128,312
Par Pharmaceutical Companies Inc.(a)	1,388	24,012

Perrigo Co.	3,250	114,498
Pfizer Inc.	285,399	5,328,399
PharMerica Corp.(a)	1,201	28,404
Schering-Plough Corp.	68,035	1,434,178
Sepracor Inc.(a)	4,634	81,002
Theravance Inc.(a)	2,909	46,486
United Therapeutics Corp.(a)	863	97,856
Valeant Pharmaceuticals International(a)(b)	3,597	61,581
VCA Antech Inc.(a)	3,330	97,036
Warner Chilcott Ltd. Class A(a)	3,541	59,878
Watson Pharmaceuticals Inc.(a)	4,430	128,071
Wyeth	55,665	2,255,546

		28,551,394
PIPELINES—0.55%
El Paso Corp.	29,630	531,266
Equitable Resources Inc.	5,413	282,829
National Fuel Gas Co.	2,826	140,707
ONEOK Inc.	3,890	176,917
Questar Corp.	7,084	374,602
Spectra Energy Corp.	26,408	717,505
Williams Companies Inc. (The)	24,512	785,610

		3,009,436
REAL ESTATE—0.10%
Brookfield Properties Corp.	8,734	164,898
CB Richard Ellis Group Inc. Class A(a)	7,949	111,683
Forest City Enterprises Inc. Class A	2,962	77,219
Forestar Real Estate Group Inc.(a)	1,486	26,867
Jones Lang LaSalle Inc.	1,270	60,503
St. Joe Co. (The)(b)	3,871	135,601

		576,771
REAL ESTATE INVESTMENT TRUSTS—1.89%
Alexandria Real Estate Equities Inc.	1,281	132,276
AMB Property Corp.	4,044	197,994
Annaly Capital Management Inc.	22,306	336,151
Apartment Investment and Management Co. Class A	3,807	130,085
AvalonBay Communities Inc.	3,318	330,838
BioMed Realty Trust Inc.	2,736	70,589
Boston Properties Inc.	4,938	474,986
Brandywine Realty Trust	3,734	59,931
BRE Properties Inc. Class A	2,106	102,941
Camden Property Trust	2,228	109,573
CapitalSource Inc.	8,487	98,619
CBL & Associates Properties Inc.	2,981	57,891
Colonial Properties Trust	1,823	36,387
Corporate Office Properties Trust	1,861	72,356
Cousins Properties Inc.(b)	1,552	34,097
DCT Industrial Trust Inc.	7,662	64,897
Developers Diversified Realty Corp.	4,834	154,495
DiamondRock Hospitality Co.	3,955	36,465
Digital Realty Trust Inc.	2,268	97,320
Douglas Emmett Inc.	4,552	107,109
Duke Realty Corp.	6,436	159,162
Entertainment Properties Trust	1,245	66,782
Equity Lifestyle Properties Inc.	895	42,969
Equity Residential	11,339	489,505
Essex Property Trust Inc.	1,011	122,685
Federal Realty Investment Trust	2,406	174,700
FelCor Lodging Trust Inc.	2,883	23,035
First Industrial Realty Trust Inc.(b)	1,842	45,663

Franklin Street Properties Corp.	2,564	31,460
General Growth Properties Inc.	10,335	283,282
HCP Inc.	9,715	350,420
Health Care REIT Inc.	3,567	177,886
Healthcare Realty Trust Inc.	2,335	67,738
Highwoods Properties Inc.	2,460	89,790
Home Properties Inc.	1,468	80,769
Hospitality Properties Trust	3,645	77,639
Host Hotels & Resorts Inc.	21,076	276,306
HRPT Properties Trust	10,819	75,841
iStar Financial Inc.	5,976	49,063
Kilroy Realty Corp.	1,331	60,973
Kimco Realty Corp.	9,246	326,291
LaSalle Hotel Properties	1,832	41,605
Lexington Realty Trust	2,806	40,406
Liberty Property Trust	3,928	142,979
Macerich Co. (The)	2,968	164,219
Mack-Cali Realty Corp.	2,926	112,300
Maguire Properties Inc.	1,750	18,883
Mid-America Apartment Communities Inc.	1,022	58,734
National Retail Properties Inc.	2,738	57,881
Nationwide Health Properties Inc.	3,938	146,139
Newcastle Investment Corp.(b)	2,682	16,307
Pennsylvania Real Estate Investment Trust	1,955	36,011
Post Properties Inc.	1,950	61,991
ProLogis	10,539	515,146
Public Storage	5,450	446,301
RAIT Financial Trust	3,639	24,199
Realty Income Corp.	4,181	105,319
Redwood Trust Inc.(b)	1,388	30,300
Regency Centers Corp.	2,778	165,291
Senior Housing Properties Trust	4,401	92,641
Simon Property Group Inc.	9,405	871,183
SL Green Realty Corp.	2,370	197,516
Strategic Hotels & Resorts Inc.	3,281	25,887
Sunstone Hotel Investors Inc.	2,602	33,670
Taubman Centers Inc.	2,208	105,984
UDR Inc.	5,661	144,582
Ventas Inc.	5,727	256,913
Vornado Realty Trust	5,900	560,913
Washington Real Estate Investment Trust	2,029	69,514
Weingarten Realty Investors(b)	3,267	99,611

		10,419,384
RETAIL—5.16%
Abercrombie & Fitch Co. Class A	3,596	198,571
Advance Auto Parts Inc.	3,836	157,621
Aeropostale Inc.(a)	2,697	86,978
American Eagle Outfitters Inc.	7,559	105,826
AnnTaylor Stores Corp.(a)	2,466	55,608
AutoNation Inc.(a)(b)	5,583	57,617
AutoZone Inc.(a)	1,725	224,750
Barnes & Noble Inc.	1,765	41,760
Bed Bath & Beyond Inc.(a)	10,907	303,542
Best Buy Co. Inc.	14,023	556,994
Big Lots Inc.(a)(b)	3,536	107,707
BJ’s Wholesale Club Inc.(a)	2,650	99,455
Blockbuster Inc. Class A(a)(b)	7,325	20,437
Bob Evans Farms Inc.	1,416	40,554

Borders Group Inc.(b)	2,948	14,445
Brinker International Inc.	4,318	79,408
Brown Shoe Co. Inc.	2,225	35,912
Burger King Holdings Inc.	3,839	103,000

CarMax Inc.(a)(b)	8,457	113,324
Casey’s General Store Inc.	1,957	48,142
Cato Corp. Class A	1,053	18,838
CBRL Group Inc.	874	21,125
CEC Entertainment Inc.(a)	955	33,291
Charming Shoppes Inc.(a)	6,337	34,537
Cheesecake Factory Inc. (The)(a)	2,631	37,044
Chico’s FAS Inc.(a)	7,064	39,346
Children’s Place Retail Stores Inc. (The)(a)	957	36,414
Chipotle Mexican Grill Inc. Class A(a)	600	41,100
Chipotle Mexican Grill Inc. Class B(a)	806	51,600
Christopher & Banks Corp.	1,407	12,241
Circuit City Stores Inc.(b)	7,692	15,538
Collective Brands Inc.(a)	2,670	34,390
Copart Inc.(a)	2,813	123,378
Costco Wholesale Corp.	18,277	1,145,602
CVS Caremark Corp.	59,852	2,184,598
Darden Restaurants Inc.	5,510	179,461
Dick’s Sporting Goods Inc.(a)	3,366	59,073
Dillard’s Inc. Class A	2,692	27,216
DineEquity Inc.	870	20,097
Dollar Tree Inc.(a)	3,766	141,225
Dress Barn Inc.(a)	1,575	25,405
Family Dollar Stores Inc.	5,447	126,915
Foot Locker Inc.	6,946	104,607
Fred’s Inc.	1,222	15,715
GameStop Corp. Class A(a)	6,165	249,744
Gap Inc. (The)	22,402	361,120
Genesco Inc.(a)	873	25,666
Group 1 Automotive Inc.	955	18,766
Home Depot Inc.	70,070	1,669,768
Insight Enterprises Inc.(a)	1,772	22,611
J. Crew Group Inc.(a)(b)	1,880	54,069
J.C. Penney Co. Inc.	8,310	256,197
Jack in the Box Inc.(a)	2,331	50,303
Kohl’s Corp.(a)	12,028	504,093
Limited Brands Inc.	12,245	201,920
Longs Drug Stores Corp.	1,359	63,533
Lowe’s Companies Inc.	61,281	1,245,230
Macy’s Inc.	17,742	333,727
McDonald’s Corp.	47,297	2,827,888
Men’s Wearhouse Inc. (The)	1,934	38,506
MSC Industrial Direct Co. Inc. Class A	1,942	92,633
99 Cents Only Stores(a)	1,969	13,173
Nordstrom Inc.	7,428	213,481
Nu Skin Enterprises Inc. Class A	2,151	34,760
Office Depot Inc.(a)	11,504	78,227
OfficeMax Inc.	3,534	45,094
O’Reilly Automotive Inc.(a)	5,346	136,537
P.F. Chang’s China Bistro Inc.(a)(b)	1,111	28,886
Pacific Sunwear of California Inc.(a)	3,062	26,670
Panera Bread Co. Class A(a)(b)	1,104	55,310
Papa John’s International Inc.(a)	783	22,151
Pep Boys - Manny, Moe & Jack (The)	2,664	19,660
PetSmart Inc.	5,165	117,297
Pier 1 Imports Inc.(a)	3,516	13,009
RadioShack Corp.	5,452	90,939
Regis Corp.	1,790	50,102
Rite Aid Corp.(a)(b)	24,557	31,433
Ross Stores Inc.	5,683	215,727
Ruby Tuesday Inc.	2,144	14,751
Saks Inc.(a)	5,764	58,735
Sally Beauty Co. Inc.(a)	3,185	23,569

Sears Holdings Corp.(a)(b)	3,034	245,754
Sonic Corp.(a)	2,432	36,699
Staples Inc.	29,255	658,238
Starbucks Corp.(a)	30,637	450,058
Target Corp.	29,795	1,347,628
Tiffany & Co.	5,225	197,453
TJX Companies Inc. (The)	17,752	598,420
Tractor Supply Co.(a)	1,384	52,606
Triarc Companies Inc. Class B	3,029	16,902
Tween Brands Inc.(a)	876	12,063
Under Armour Inc. Class A(a)(b)	1,269	36,991
Urban Outfitters Inc.(a)	4,956	163,598
Walgreen Co.	41,348	1,419,890
Wal-Mart Stores Inc.	101,908	5,973,847
Wendy’s International Inc.	3,932	90,239
Williams-Sonoma Inc.	3,737	65,173
World Fuel Services Corp.	1,165	28,077
Yum! Brands Inc.	19,782	708,591
Zale Corp.(a)(b)	2,158	47,735

		28,435,654
SAVINGS & LOANS—0.26%
Anchor BanCorp Wisconsin Inc.	1,434	10,325
Astoria Financial Corp.	3,792	84,827
Dime Community Bancshares Inc.	1,335	22,335
Downey Financial Corp.	940	1,983
First Niagara Financial Group Inc.	4,769	66,718
Guaranty Financial Group Inc.(a)(b)	1,486	4,919
Hudson City Bancorp Inc.	19,942	364,141
New York Community Bancorp Inc.	13,727	228,143
NewAlliance Bancshares Inc.	4,629	60,084
People’s United Financial Inc.	7,295	123,869
Provident Financial Services Inc.	2,494	36,387
Sovereign Bancorp Inc.	19,895	189,400
Washington Federal Inc.	3,802	70,717
Washington Mutual Inc.	36,159	192,727

		1,456,575
SEMICONDUCTORS—2.49%
Actel Corp.(a)	1,050	14,438
Advanced Micro Devices Inc.(a)(b)	24,075	101,356
Altera Corp.	12,508	274,551
Amkor Technology Inc.(a)	4,387	38,430
Analog Devices Inc.	12,191	371,947
Applied Materials Inc.	56,741	982,754
Applied Micro Circuits Corp.(a)	3,090	23,978
Atmel Corp.(a)	17,885	63,134
ATMI Inc.(a)	1,401	31,565
Axcelis Technologies Inc.(a)	5,930	29,769
Broadcom Corp. Class A(a)	18,979	461,000
Brooks Automation Inc.(a)	2,964	23,149
Cabot Microelectronics Corp.(a)	811	31,661
Cirrus Logic Inc.(a)	3,011	17,102
Cohu Inc.	707	11,255
Cree Inc.(a)(b)	3,343	64,854
Cypress Semiconductor Corp.(a)	6,394	174,237
DSP Group Inc.(a)	1,063	7,505
Emulex Corp.(a)	3,364	37,912
Entegris Inc.(a)(b)	4,729	29,935
Exar Corp.(a)	1,596	12,289
Fairchild Semiconductor International Inc. Class A(a)	5,646	68,599
FormFactor Inc.(a)	1,825	31,755

Integrated Device Technology Inc.(a)	8,128	81,443
Intel Corp.	240,025	5,326,155
International Rectifier Corp.(a)	3,222	54,387
Intersil Corp. Class A	5,300	127,889
KLA-Tencor Corp.	7,311	274,820
Kulicke and Soffa Industries Inc.(a)	1,936	12,313
Lam Research Corp.(a)(b)	5,043	165,864
Lattice Semiconductor Corp.(a)	4,935	11,943
Linear Technology Corp.	8,634	268,086
LSI Corp.(a)	27,908	193,682
Marvell Technology Group Ltd.(a)	19,781	292,561
MEMC Electronic Materials Inc.(a)	9,582	442,784
Micrel Inc.	1,533	14,594
Microchip Technology Inc.	7,806	249,246
Micron Technology Inc.(a)	31,873	153,947
Microsemi Corp.(a)	2,826	73,363
National Semiconductor Corp.	10,532	220,645
Novellus Systems Inc.(a)	4,582	93,335
NVIDIA Corp.(a)	22,921	262,216
OmniVision Technologies Inc.(a)	2,072	22,688
ON Semiconductor Corp.(a)	15,828	148,625
Photronics Inc.(a)	1,703	7,238
PMC-Sierra Inc.(a)	8,331	60,316
QLogic Corp.(a)	5,470	103,055
Rambus Inc.(a)	4,380	72,533
Semtech Corp.(a)	2,720	39,630
Silicon Image Inc.(a)	2,992	20,974
Silicon Laboratories Inc.(a)	2,187	71,537
SiRF Technology Holdings Inc.(a)	2,244	7,630
Skyworks Solutions Inc.(a)	6,129	57,980
Teradyne Inc.(a)	7,795	73,039
Tessera Technologies Inc.(a)	1,885	32,837
Texas Instruments Inc.	55,359	1,349,652
TriQuint Semiconductor Inc.(a)	4,951	27,874
Varian Semiconductor Equipment Associates Inc.(a)	3,025	88,391
Veeco Instruments Inc.(a)	1,062	17,289
Xilinx Inc.	11,743	291,579
Zoran Corp.(a)	1,972	16,308

		13,731,623
SOFTWARE—3.90%
ACI Worldwide Inc.(a)	1,377	26,934
Activision Blizzard Inc.(a)	12,190	438,596
Acxiom Corp.	2,826	36,286
Adobe Systems Inc.(a)	22,083	913,132
Advent Software Inc.(a)	712	31,000
ANSYS Inc.(a)	3,170	145,440
Autodesk Inc.(a)	9,534	304,039
Automatic Data Processing Inc.	21,521	919,162
Avid Technology Inc.(a)	1,703	37,653
BMC Software Inc.(a)	7,984	262,594
Broadridge Financial Solutions Inc.	6,037	124,966
CA Inc.	17,251	411,609
Cerner Corp.(a)(b)	2,572	114,866
Citrix Systems Inc.(a)	7,840	208,858
Compuware Corp.(a)	11,931	131,241
CSG Systems International Inc.(a)	1,150	20,401
Dun & Bradstreet Corp. (The)	2,365	228,554
Electronic Arts Inc.(a)	13,124	566,694
Fair Isaac Corp.	2,072	46,123
Fidelity National Information Services Inc.	8,086	153,230
Fiserv Inc.(a)	6,884	329,193

Global Payments Inc.	3,369	149,213
IMS Health Inc.	7,625	159,363
Informatica Corp.(a)	4,129	66,849
Intuit Inc.(a)	12,643	345,533
JDA Software Group Inc.(a)	1,266	21,611
MasterCard Inc. Class A	2,974	726,102
Metavante Technologies Inc.(a)	4,125	91,823
Microsoft Corp.	348,452	8,962,185
Novell Inc.(a)	15,034	83,739
Nuance Communications Inc.(a)(b)	7,165	111,201
Oracle Corp.(a)	163,812	3,526,872
Parametric Technology Corp.(a)	5,073	98,264
Paychex Inc.	13,821	454,987
Progress Software Corp.(a)	1,637	48,177
Quest Software Inc.(a)	2,792	42,187
Red Hat Inc.(a)	8,442	180,490
Salesforce.com Inc.(a)	4,250	271,108
SEI Investments Co.	5,882	135,462
Sybase Inc.(a)	3,231	108,594
Take-Two Interactive Software Inc.(a)	3,203	73,028
THQ Inc.(a)	2,736	41,532
Total System Services Inc.	8,230	161,143
Trident Microsystems Inc.(a)	2,455	7,291
VeriFone Holdings Inc.(a)	3,305	49,443
VMware Inc. Class A(a)(b)	1,651	59,188
Wind River Systems Inc.(a)	2,846	33,384

		21,459,340
TELECOMMUNICATIONS—5.48%
Adaptec Inc.(a)	4,730	17,265
ADC Telecommunications Inc.(a)	5,455	51,604
ADTRAN Inc.	2,490	55,676
Amdocs Ltd.(a)	7,973	242,459
American Tower Corp. Class A(a)	16,744	701,574
Anixter International Inc.(a)	1,202	81,772
ARRIS Group Inc.(a)	5,613	53,716
AT&T Inc.	248,228	7,647,905
Atheros Communications Inc.(a)	2,282	70,742
Black Box Corp.	723	21,473
CenturyTel Inc.	4,475	166,425
Ciena Corp.(a)	3,774	78,009
Cincinnati Bell Inc.(a)	9,910	38,649
Cisco Systems Inc.(a)	249,011	5,475,752
CommScope Inc.(a)	2,932	130,738
Corning Inc.	65,350	1,307,654
Crown Castle International Corp.(a)	10,255	391,741
EchoStar Corp.(a)	1,679	53,711
Embarq Corp.	6,335	289,953
Extreme Networks Inc.(a)	4,765	13,961
Finisar Corp.(a)(b)	10,082	13,510
Foundry Networks Inc.(a)	5,186	90,444
Frontier Communications Corp.	14,092	162,904
Harmonic Inc.(a)	4,318	33,637
Harris Corp.	5,681	273,540
InterDigital Inc.(a)	2,127	49,368
JDS Uniphase Corp.(a)	9,460	103,398
Juniper Networks Inc.(a)	21,878	569,484
Leap Wireless International Inc.(a)	2,180	94,023
Level 3 Communications Inc.(a)(b)	65,259	221,881

MetroPCS Communications Inc.(a)	7,793	129,598
Motorola Inc.	89,249	771,111
NeuStar Inc. Class A(a)	3,244	68,059
Newport Corp.(a)	1,588	16,658

NII Holdings Inc. Class B(a)	7,102	388,195
Plantronics Inc.	1,954	47,580
Polycom Inc.(a)	3,764	88,830
Powerwave Technologies Inc.(a)	6,839	28,040
QUALCOMM Inc.	67,490	3,734,897
Qwest Communications International Inc.	61,698	236,303
RCN Corp.(a)	1,927	23,452
RF Micro Devices Inc.(a)	11,172	36,532
SAVVIS Inc.(a)	1,150	18,550
SBA Communications Corp.(a)(b)	4,142	156,940
Sonus Networks Inc.(a)	11,040	40,075
Sprint Nextel Corp.	115,942	943,768
Sycamore Networks Inc.(a)	7,790	27,109
Tekelec(a)	2,448	38,164
TeleCorp PCS Inc. Escrow(c)	1,292	0
Telephone and Data Systems Inc.	2,406	102,014
Telephone and Data Systems Inc. Special	2,169	85,784
Tellabs Inc.(a)	15,733	80,868
3Com Corp.(a)	18,770	35,288
tw telecom inc.(a)	6,481	103,566
United States Cellular Corp.(a)	636	37,937
Verizon Communications Inc.	119,308	4,061,244
Virgin Media Inc.	12,467	139,880
Windstream Corp.	18,895	225,228

		30,168,638
TEXTILES—0.06%
Cintas Corp.	5,670	161,255
G&K Services Inc. Class A	846	28,798
Mohawk Industries Inc.(a)(b)	2,218	130,795

		320,848
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	5,373	208,043
JAKKS Pacific Inc.(a)	893	19,628
Marvel Entertainment Inc.(a)	1,988	68,984
Mattel Inc.	15,193	304,620

		601,275
TRANSPORTATION—1.87%
Alexander & Baldwin Inc.	1,741	75,542
American Commercial Lines Inc.(a)(b)	1,884	21,572
Arkansas Best Corp.	890	33,055
Bristow Group Inc.(a)	898	40,401
Burlington Northern Santa Fe Corp.	11,727	1,221,133
C.H. Robinson Worldwide Inc.	7,109	342,654
Con-way Inc.	1,890	95,558
CSX Corp.	16,869	1,140,007
Expeditors International Washington Inc.	8,917	316,643
FedEx Corp.	12,005	946,474
Forward Air Corp.	1,091	39,920
Genco Shipping & Trading Ltd.	1,316	89,725
General Maritime Corp.	1,107	29,823
Genesee & Wyoming Inc. Class A(a)	1,176	47,593
J.B. Hunt Transport Services Inc.	4,425	163,637
Kansas City Southern Industries Inc.(a)	3,297	181,335
Kirby Corp.(a)	2,128	101,548
Landstar System Inc.	2,251	113,856
Norfolk Southern Corp.	15,710	1,129,863
Old Dominion Freight Line Inc.(a)	1,134	41,618
Overseas Shipholding Group Inc.	1,135	89,381
Pacer International Inc.	1,477	35,064
Ryder System Inc.	2,466	162,657

Teekay Corp.	2,002	87,427
Union Pacific Corp.	21,530	1,774,933
United Parcel Service Inc. Class B	28,553	1,801,123
UTi Worldwide Inc.	3,471	63,137
Werner Enterprises Inc.	1,883	44,834
YRC Worldwide Inc.(a)(b)	2,546	43,027

		10,273,540
TRUCKING & LEASING—0.02%
GATX Corp.	1,885	85,711

		85,711
WATER—0.02%
Aqua America Inc.	5,560	88,126

		88,126

TOTAL COMMON STOCKS
(Cost: $534,578,864)		550,176,251

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.21%

MONEY MARKET FUNDS—1.21%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(d)(e)	802,359	802,359
BGI Cash Premier Fund LLC
2.60%(d)(e)(f)	5,866,828	5,866,828

		6,669,187

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,669,187)		6,669,187

TOTAL INVESTMENTS IN SECURITIES—101.11%
(Cost: $541,248,051)		556,845,438
Other Assets, Less Liabilities—(1.11)%		(6,087,841)

NET ASSETS—100.00%		$550,757,597

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.81%

ELECTRIC—80.86%
AES Corp. (The)(a)	851,735	$13,747,003
Allegheny Energy Inc.	213,369	10,327,060
ALLETE Inc.	32,854	1,398,266
Alliant Energy Corp.	140,774	4,537,146
Ameren Corp.	267,281	10,982,576
American Electric Power Co. Inc.	511,720	20,212,940
Avista Corp.	67,199	1,520,041
Black Hills Corp.	48,907	1,578,229
Calpine Corp.(a)	449,088	7,814,131
CenterPoint Energy Inc.	369,062	5,820,108
Cleco Corp.	76,063	1,911,463
CMS Energy Corp.	286,167	3,863,254
Consolidated Edison Inc.	345,164	13,703,011
Constellation Energy Group Inc.	227,021	18,879,066
Dominion Resources Inc.	734,215	32,437,619
DPL Inc.	144,281	3,661,852
DTE Energy Co.	208,837	8,558,140
Duke Energy Corp.	1,600,177	28,131,112
Dynegy Inc. Class A(a)	635,579	4,277,447
Edison International	381,834	18,457,856
El Paso Electric Co.(a)	57,523	1,188,425
Energy East Corp.	201,648	5,039,183
Entergy Corp.	245,418	26,240,093
Exelon Corp.	842,055	66,202,364
FirstEnergy Corp.	388,941	28,606,611
FPL Group Inc.	474,327	30,608,321
Great Plains Energy Inc.	150,467	3,800,796
Hawaiian Electric Industries Inc.	106,555	2,636,171
IDACORP Inc.	57,374	1,710,319
Integrys Energy Group Inc.	97,516	4,979,167
ITC Holdings Corp.	62,957	3,281,319
Mirant Corp.(a)	264,183	8,086,642
Northeast Utilities	199,540	5,020,426
NorthWestern Corp.	49,647	1,229,756
NRG Energy Inc.(a)(b)	301,671	10,947,641
NSTAR	136,171	4,338,408
Pepco Holdings Inc.	255,494	6,372,020
PG&E Corp.	453,903	17,488,883
Pinnacle West Capital Corp.	128,460	4,312,402
PNM Resources Inc.	88,892	1,040,925

Portland General Electric Co.	79,679	1,871,660
PPL Corp.	474,892	22,300,928
Progress Energy Inc.	333,435	14,107,635
Public Service Enterprise Group Inc.	648,745	27,117,541
Puget Energy Inc.	149,619	4,120,507
Reliant Energy Inc.(a)	440,644	7,980,063
SCANA Corp.	134,382	4,863,285
Sierra Pacific Resources Corp.	298,415	3,384,026
Southern Co. (The)	979,423	34,661,780
TECO Energy Inc.	253,802	4,708,027
UniSource Energy Corp.	44,736	1,366,685
Westar Energy Inc.	133,619	2,950,307
Wisconsin Energy Corp.	149,260	6,734,611
Xcel Energy Inc.	547,100	10,974,826

		592,090,073
ENERGY - ALTERNATE SOURCES—0.60%
Covanta Holding Corp.(a)	155,911	4,387,336

		4,387,336
GAS—7.61%
AGL Resources Inc.	97,685	3,375,994
Atmos Energy Corp.	113,203	2,996,483
Energen Corp.	83,216	5,009,603
New Jersey Resources Corp.	52,839	1,801,282
Nicor Inc.	57,227	2,278,779
NiSource Inc.	349,428	5,968,230
Northwest Natural Gas Co.	33,903	1,534,111
Piedmont Natural Gas Co.	87,844	2,352,462
Sempra Energy	296,993	16,679,127
Southern Union Co.	133,269	3,480,986
Southwest Gas Corp.	54,932	1,587,535
UGI Corp.	134,052	3,627,447
Vectren Corp.	96,770	2,825,684
WGL Holdings Inc.	62,756	2,166,965

		55,684,688
PIPELINES—10.37%
Equitable Resources Inc.	165,543	8,649,622
National Fuel Gas Co.	88,304	4,396,656
ONEOK Inc.	123,743	5,627,832
Questar Corp.	219,665	11,615,885
Spectra Energy Corp.	800,091	21,738,472
Williams Companies Inc. (The)	746,396	23,921,992

		75,950,459
WATER—0.37%
Aqua America Inc.	170,237	2,698,256

		2,698,256

TOTAL COMMON STOCKS
(Cost: $721,349,832)		730,810,812

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.05%

MONEY MARKET FUNDS—1.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	657,006	657,006
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	7,050,000	7,050,000

		7,707,006

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,707,006)		7,707,006

TOTAL INVESTMENTS IN SECURITIES—100.86%
(Cost: $729,056,838)		738,517,818
Other Assets, Less Liabilities—(0.86)%		(6,262,653)

NET ASSETS—100.00%		$732,255,165

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT ASIA INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.27%

AUSTRALIA—25.27%
Abacus Property Group	33,860	$37,898
Australand Property Group	25,180	15,631
Babcock & Brown Japan Property Trust	28,232	20,181
Bunnings Warehouse Property Trust	18,864	33,001
Centro Retail Group	126,012	34,964
CFS Retail Property Trust	91,856	176,246
Commonwealth Property Office Fund	87,916	112,044
Dexus Property Group	159,032	209,409
FKP Property Group	14,296	61,180
Goodman Group	92,564	222,006
GPT Group	112,056	160,199
ING Industrial Fund	60,196	78,132
ING Office Fund	65,776	89,087
Macquarie CountryWide Trust	70,836	59,296
Macquarie DDR Trust	49,172	11,562
Macquarie Office Trust	109,040	93,327
Mirvac Group	55,696	133,581
Stockland Corp. Ltd.	78,516	341,917
Sunland Group Ltd.	13,076	29,148
Tishman Speyer Office Fund	18,748	23,893
Valad Property Group	83,440	43,164
Westfield Group	102,776	1,564,055

		3,549,921
CHINA—5.87%
Agile Property Holdings Ltd.	80,000	75,363
China Overseas Land & Investment Ltd.	208,000	372,692
China Resources Land Ltd.	88,000	116,623
Country Garden Holdings Co.(a)	180,000	108,430
Hopson Development Holdings Ltd.(a)	32,000	34,042
Shenzhen Investment Ltd.	88,000	30,453
Shimao Property Holdings Ltd.	70,000	87,475

		825,078
HONG KONG—27.78%
Champion REIT	76,000	36,236
Great Eagle Holdings Ltd.	16,000	46,243
Hang Lung Properties Ltd.	112,000	356,718
Henderson Land Development Co. Ltd.	60,000	375,276
Hongkong Land Holdings Ltd.(a)	92,000	379,960
Hysan Development Co. Ltd.	40,000	114,582

Kerry Properties Ltd.	30,000	160,338
Kowloon Development Co. Ltd.	32,000	52,498
Link REIT (The)	114,000	255,695
New World China Land Ltd.(a)	62,400	28,872
New World Development Co. Ltd.	148,000	278,843
Shui On Land Ltd.	66,000	59,890
Sino Land Co. Ltd.	128,000	257,567
Sun Hung Kai Properties Ltd.	100,000	1,499,567

		3,902,285
JAPAN—32.90%
AEON Mall Co. Ltd.	4,800	143,443
Daibiru Corp.	3,200	30,554
Heiwa Real Estate Co. Ltd.	8,000	35,158
Japan Prime Realty Investment Corp.	32	77,569
Japan Real Estate Investment Corp.	20	206,319
Japan Retail Fund Investment Corp.	20	102,327
Kenedix Realty Investment Corp.	12	59,620
Mitsubishi Estate Co. Ltd.	56,000	1,362,631
Mitsui Fudosan Co. Ltd.	48,000	1,096,914
MORI TRUST Sogo REIT Inc.	4	36,675
Nippon Building Fund Inc.	28	331,591
Nippon Commercial Investment Corp.	12	33,529
Nomura Real Estate Office Fund Inc.	16	119,906
NTT Urban Development Corp.	72	99,921
ORIX JREIT Inc.	12	66,836
Premier Investment Co.	8	33,825
Sumitomo Realty & Development Co. Ltd.	24,000	499,607
TOC Co. Ltd.	6,000	28,422
Tokyo Tatemono Co. Ltd.	12,000	59,620
Tokyu Land Corp.	20,000	101,032
TOKYU REIT Inc.	8	61,285
United Urban Investment Corp.	8	35,084

		4,621,868
NEW ZEALAND—0.23%
Kiwi Income Property Trust	38,748	32,057

		32,057
SINGAPORE—7.22%
Allgreen Properties Ltd.	44,000	29,906
Ascendas Real Estate Investment Trust	72,000	121,026
CapitaCommercial Trust	56,000	78,579
CapitaLand Ltd.	88,000	366,586
CapitaMall Trust Management Ltd.	64,000	140,320
Keppel Land Ltd.	20,000	71,329
Mapletree Logistics Trust	48,000	25,608
Singapore Land Ltd.	12,000	56,567
Suntec REIT	76,000	86,092
Wing Tai Holdings Ltd.	32,000	37,886

		1,013,899

TOTAL COMMON STOCKS
(Cost: $16,736,625)		13,945,108

Security	Shares	Value

RIGHTS—0.00%

SINGAPORE—0.00%
Mapletree Logistics Trust(b)	36,000	131

		131

TOTAL RIGHTS
(Cost: $0)		131

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.61%

MONEY MARKET FUNDS—3.61%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	979	979
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	505,760	505,760

		506,739

TOTAL SHORT-TERM INVESTMENTS
(Cost: $506,739)		506,739

TOTAL INVESTMENTS IN SECURITIES—102.88%
(Cost: $17,243,364)		14,451,978
Other Assets, Less Liabilities—(2.88)%		(404,047)

NET ASSETS—100.00%		$14,047,931

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT EUROPE INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—97.85%

AUSTRIA—6.20%
CA Immobilien Anlagen AG(a)	2,896	$53,318
conwert Immobilien Invest SE(a)	2,874	42,958
IMMOFINANZ AG	14,835	134,712
Sparkassen Immobilien AG(a)	2,596	23,290

		254,278
BELGIUM—3.49%
Befimmo SCA	488	52,537
Cofinimmo SA	262	49,577
Intervest Offices NV	294	11,560
Leasinvest Real Estate SCA	60	6,272
Warehouses De Pauw SCA	266	16,809
Wereldhave Belgium NV	84	6,436

		143,191
DENMARK—0.27%
TK Development A/S(a)	950	11,125

		11,125
FINLAND—1.68%
Citycon OYJ	5,908	22,676
Sponda OYJ	2,884	26,684
Technopolis OYJ	2,374	19,705

		69,065
FRANCE—26.30%
Acanthe Developpement	1,268	3,878
Affine SA	112	5,767
Fonciere des Regions	688	86,746
GAGFAH SA	1,390	18,977
Gecina SA	610	72,504
Icade	601	65,077
Klepierre	2,321	94,698
Mercialys	1,120	51,061
Societe de la Tour Eiffel	174	20,608
Societe Immobiliere de Location pour l’Industrie et le Commerce	454	60,493
Unibail-Rodamco	2,664	599,659

		1,079,468
GERMANY—2.50%
Alstria Office REIT AG	946	16,015
Colonia Real Estate AG	716	8,055
Deutsche EuroShop AG	1,132	40,640
Deutsche Wohnen AG Bearer(a)	862	10,450
DIC Asset AG	692	16,422
PATRIZIA Immobilien AG(a)(b)	818	3,229

Vivacon AG	642	7,763

		102,574
ITALY—1.43%
Aedes SpA(a)	2,604	4,810
Beni Stabili SpA	27,922	30,539
Immobiliare Grande Distribuzione SpA	4,790	15,414
Risanamento SpA(a)	3,878	7,963

		58,726
NETHERLANDS—9.82%
Corio NV	2,220	171,768
Eurocommercial Properties NV	1,188	56,145
Nieuwe Steen Investments NV	1,116	30,123
Plaza Centers NV	4,246	10,598
VastNed Offices/Industrial NV	680	17,071
VastNed Retail NV	548	44,658
Wereldhave NV	674	72,708

		403,071
NORWAY—0.56%
Norwegian Property ASA	5,626	23,126

		23,126
SPAIN—0.13%
Renta Corporacion Real Estate SA	726	5,313

		5,313
SWEDEN—4.68%
Castellum AB	5,570	55,914
Fabege AB	5,678	41,001
Hufvudstaden AB Class A	2,748	25,088
Klovern AB	4,204	14,449
Kungsleden AB	4,504	31,780
Wihlborgs Fastigheter AB	1,276	23,615

		191,847
SWITZERLAND—4.21%
Allreal Holding AG Registered	182	21,691
PSP Swiss Property AG Registered(a)	1,572	100,725
Swiss Prime Site AG Registered(a)	690	41,479
Zueblin Immobilien Holding AG Registered(a)	1,106	8,844

		172,739
UNITED KINGDOM—36.58%
A&J Mucklow Group PLC	742	3,145
Big Yellow Group PLC	2,966	18,346
British Land Co. PLC	16,564	230,502
Brixton PLC	8,566	38,433
Capital & Regional PLC	2,194	5,411
CLS Holdings PLC(a)	1,608	11,148
Daejan Holdings PLC	154	7,959
Derwent London PLC	3,294	71,711
Development Securities PLC	1,308	9,982
Grainger PLC	3,148	12,519
Great Portland Estates PLC	5,850	39,429
Hammerson PLC	9,416	179,154
Helical Bar PLC	3,386	19,837
Invista Foundation Property Trust Ltd.	9,644	8,358
Land Securities Group PLC	15,108	386,662
Liberty International PLC	11,766	218,622

Mapeley Ltd.	366	8,439
Minerva PLC(a)	5,058	13,226
Primary Health Properties PLC	1,100	5,687
Quintain Estates and Development PLC	4,308	13,633
SEGRO PLC	14,089	114,287
Shaftesbury PLC	4,476	35,466
St. Modwen Properties PLC	3,168	18,513
UNITE Group PLC	4,184	16,473
Workspace Group PLC	5,646	14,204

		1,501,146

TOTAL COMMON STOCKS
(Cost: $4,810,162)		4,015,669

Security	Shares	Value

INVESTMENT COMPANIES—1.87%

FRANCE—0.63%
ProLogis European Properties	1,982	25,945

		25,945
UNITED KINGDOM—1.24%
Advantage Property Income Trust Ltd. (The)	3,662	3,337
F&C Commercial Property Trust Ltd.	8,852	13,020
ING Real Estate Income Trust Ltd.	10,244	8,827
Invesco Property Income Trust Ltd.	7,064	3,743
ISIS Property Trust 2 Ltd.	2,162	3,233
ISIS Property Trust Ltd.	1,830	3,145
Standard Life Investment Property Income Trust PLC	2,996	4,095
UK Commercial Property Trust Ltd.	7,832	11,248

		50,648

TOTAL INVESTMENT COMPANIES
(Cost: $103,400)		76,593

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.09%

MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	261	261
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	3,354	3,354

		3,615

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,615)		3,615

TOTAL INVESTMENTS IN SECURITIES—99.81%
(Cost: $4,917,177)		4,095,877
Other Assets, Less Liabilities—0.19%		7,954

NET ASSETS—100.00%		$4,103,831

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT GLOBAL REAL ESTATE EX-U.S. INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.28%

AUSTRALIA—15.96%
Abacus Property Group	199,955	$223,801
Australand Property Group	158,235	98,226
Babcock & Brown Japan Property Trust	247,030	176,582
Bunnings Warehouse Property Trust	94,500	165,320
Centro Retail Group	691,460	191,854
CFS Retail Property Trust	533,260	1,023,178
Commonwealth Property Office Fund	486,395	619,884
Dexus Property Group	926,765	1,220,336
FKP Property Group	84,770	362,773
Goodman Group	538,755	1,292,151
GPT Group	663,915	949,157
ING Industrial Fund	334,985	434,797
ING Office Fund	359,730	487,215
Macquarie CountryWide Trust	388,535	325,239
Macquarie DDR Trust	348,110	81,854
Macquarie Office Trust	599,515	513,125
Mirvac Group	339,080	813,250
Stockland Corp. Ltd.	458,080	1,994,822
Sunland Group Ltd.	85,855	191,380
Tishman Speyer Office Fund	74,663	95,154
Valad Property Group	481,530	249,097
Westfield Group	602,875	9,174,611

		20,683,806
AUSTRIA—1.90%
CA Immobilien Anlagen AG(a)	27,755	510,996
conwert Immobilien Invest SE(a)	27,370	409,105
IMMOFINANZ AG	143,344	1,301,657
Sparkassen Immobilien AG(a)	27,300	244,920

		2,466,678
BELGIUM—1.01%
Befimmo SCA	4,620	497,376
Cofinimmo SA	2,555	483,475
Intervest Offices NV	2,450	96,330
Leasinvest Real Estate SCA	455	47,564
Warehouses De Pauw SCA	1,995	126,064
Wereldhave Belgium NV	700	53,637

		1,304,446
CANADA—5.88%
Allied Properties Real Estate Investment Trust	8,820	170,715
Boardwalk Real Estate Investment Trust	16,310	623,742
Brookfield Properties Corp.	93,870	1,775,709
Calloway Real Estate Investment Trust	23,135	435,381
Canadian Apartment Properties Real Estate Investment Trust	19,530	322,786

Canadian Real Estate Investment Trust	17,955	507,723
Chartwell Seniors Housing Real Estate Investment Trust	30,800	242,664
Cominar Real Estate Investment Trust	16,415	341,729
Dundee Real Estate Investment Trust	5,355	170,746
Extendicare Real Estate Investment Trust	22,085	155,050
H&R Real Estate Investment Trust	40,495	708,776
InnVest Real Estate Investment Trust	31,115	283,677
Morguard Real Estate Investment Trust	14,420	186,164
Northern Property Real Estate Investment Trust	6,475	142,500
Primaris Retail Real Estate Investment Trust	18,585	308,074
RioCan Real Estate Investment Trust	64,120	1,244,199

		7,619,635
CHINA—3.70%
Agile Property Holdings Ltd.	490,000	461,598
China Overseas Land & Investment Ltd.	1,190,000	2,132,231
China Resources Land Ltd.(b)	490,000	649,377
Country Garden Holdings Co.(b)	1,050,000	632,510
Hopson Development Holdings Ltd.	210,000	223,397
Shenzhen Investment Ltd.	490,000	169,566
Shimao Property Holdings Ltd.	420,000	524,849

		4,793,528
DENMARK—0.08%
TK Development A/S(a)	8,750	102,471

		102,471
FINLAND—0.54%
Citycon OYJ	62,405	239,524
Sponda OYJ	34,300	317,353
Technopolis OYJ	16,800	139,449

		696,326
FRANCE—7.99%
Fonciere des Regions	6,790	856,109
GAGFAH SA	14,210	193,998
Gecina SA	5,635	669,775
Icade	5,705	617,745
Klepierre	22,645	923,928
Mercialys	10,570	481,892
Societe de la Tour Eiffel	2,065	244,576
Societe Immobiliere de Location pour l’Industrie et le Commerce	4,305	573,621
Unibail-Rodamco	25,760	5,798,506

		10,360,150
GERMANY—0.72%
Alstria Office REIT AG	8,085	136,869
Colonia Real Estate AG	8,015	90,164
Deutsche EuroShop AG	9,835	353,090
Deutsche Wohnen AG Bearer(a)	8,260	100,137
DIC Asset AG	6,755	160,306
PATRIZIA Immobilien AG(a)(b)	6,825	26,941
Vivacon AG	5,635	68,138

		935,645
HONG KONG—17.69%
Champion REIT	560,000	267,000
Great Eagle Holdings Ltd.	105,000	303,470
Hang Lung Properties Ltd.	630,000	2,006,537

Henderson Land Development Co. Ltd.	315,000	1,970,201
Hongkong Land Holdings Ltd.(b)	560,000	2,312,800
Hysan Development Co. Ltd.	245,000	701,817
Kerry Properties Ltd.	175,000	935,307
Kowloon Development Co. Ltd.	175,000	287,097
Link REIT (The)(b)	665,000	1,491,557
New World China Land Ltd.	364,000	168,418
New World Development Co. Ltd.	875,000	1,648,563
Shui On Land Ltd.	402,500	365,241
Sino Land Co. Ltd.	770,000	1,549,425
Sun Hung Kai Properties Ltd.	595,000	8,922,426

		22,929,859
ITALY—0.43%
Beni Stabili SpA	309,610	338,631
Immobiliare Grande Distribuzione SpA	39,585	127,385
Risanamento SpA(a)	46,204	94,870

		560,886
JAPAN—21.03%
AEON Mall Co. Ltd.	28,000	836,749
Daibiru Corp.	21,000	200,509
Heiwa Real Estate Co. Ltd.	52,500	230,721
Japan Prime Realty Investment Corp.	175	424,203
Japan Real Estate Investment Corp.	140	1,444,234
Japan Retail Fund Investment Corp.	105	537,216
Kenedix Realty Investment Corp.	70	347,782
Mitsubishi Estate Co. Ltd.	315,000	7,664,801
Mitsui Fudosan Co. Ltd.	280,000	6,398,668
MORI TRUST Sogo REIT Inc.	35	320,905
Nippon Building Fund Inc.	175	2,072,443
Nippon Commercial Investment Corp.	105	293,380
Nomura Real Estate Office Fund Inc.	105	786,881
NTT Urban Development Corp.	420	582,875
ORIX JREIT Inc.	70	389,878
Premier Investment Co.	35	147,985
Sumitomo Realty & Development Co. Ltd.	141,000	2,935,190
TOC Co. Ltd.	35,000	165,795
Tokyo Tatemono Co. Ltd.	70,000	347,782
Tokyu Land Corp.	140,000	707,221
TOKYU REIT Inc.	35	268,122
United Urban Investment Corp.	35	153,490

		27,256,830
NETHERLANDS—2.97%
Corio NV	21,315	1,649,201
Eurocommercial Properties NV	10,990	519,387
Nieuwe Steen Investments NV	12,600	340,103
Plaza Centers NV	30,030	74,953
VastNed Offices/Industrial NV	6,650	166,944
VastNed Retail NV	4,935	402,162
Wereldhave NV	6,405	690,944

		3,843,694
NEW ZEALAND—0.19%
Kiwi Income Property Trust	297,990	246,536

		246,536
NORWAY—0.15%
Norwegian Property ASA	47,124	193,707

		193,707

SINGAPORE—5.01%
Allgreen Properties Ltd.	280,000	190,309
Ascendas Real Estate Investment Trust	385,000	647,153
CapitaCommercial Trust	315,000	442,008
CapitaLand Ltd.	665,000	2,770,226
CapitaMall Trust Management Ltd.(b)	385,000	844,113
Keppel Land Ltd.	105,000	374,479
Mapletree Logistics Trust	245,000	130,710
Singapore Land Ltd.(b)	70,000	329,971
Suntec REIT	455,000	515,421
Wing Tai Holdings Ltd.	210,000	248,630

		6,493,020
SPAIN—0.03%
Renta Corporacion Real Estate SA	4,480	32,783

		32,783
SWEDEN—1.43%
Castellum AB	53,725	539,318
Fabege AB	55,020	397,306
Hufvudstaden AB Class A	32,760	299,088
Klovern AB	22,015	75,667
Kungsleden AB	43,750	308,694
Wihlborgs Fastigheter AB	12,950	239,668

		1,859,741
SWITZERLAND—1.29%
Allreal Holding AG Registered	2,240	266,962
PSP Swiss Property AG Registered(a)	15,295	980,018
Swiss Prime Site AG Registered(a)	6,475	389,241
Zueblin Immobilien Holding AG Registered(a)	3,815	30,505

		1,666,726
UNITED KINGDOM—11.28%
Big Yellow Group PLC	32,340	200,035
British Land Co. PLC	161,385	2,245,805
Brixton PLC	87,535	392,747
Capital & Regional PLC	30,625	75,528
CLS Holdings PLC(a)	11,095	76,923
Daejan Holdings PLC	245	12,662
Derwent London PLC	32,935	716,998
Development Securities PLC	6,265	47,811
Grainger PLC	37,590	149,483
Great Portland Estates PLC	61,810	416,600
Hammerson PLC	92,330	1,756,721
Helical Bar PLC	32,200	188,644
Invista Foundation Property Trust Ltd.	154,000	133,463
Land Securities Group PLC	145,810	3,731,749
Liberty International PLC	115,045	2,137,633
Mapeley Ltd.	3,150	72,632
Minerva PLC(a)	35,490	92,799
Primary Health Properties PLC	4,130	21,353
Quintain Estates and Development PLC	42,945	135,899
SEGRO PLC	141,470	1,147,574
Shaftesbury PLC	44,765	354,700
St. Modwen Properties PLC	30,205	176,508
UNITE Group PLC	48,510	190,986
Workspace Group PLC	58,625	147,485

		14,622,738

TOTAL COMMON STOCKS
(Cost: $133,032,689)		128,669,205

Security	Shares	Value

INVESTMENT COMPANIES—0.40%

FRANCE—0.21%
ProLogis European Properties	21,385	279,940

		279,940
UNITED KINGDOM—0.19%
F&C Commercial Property Trust Ltd.	38,240	56,244
ING Real Estate Income Trust Ltd.	109,935	94,730
UK Commercial Property Trust Ltd.	64,435	92,539

		243,513

TOTAL INVESTMENT COMPANIES
(Cost: $570,270)		523,453

Security	Shares	Value

RIGHTS—0.00%

SINGAPORE—0.00%
Mapletree Logistics Trust(a)	183,750	671

		671

TOTAL RIGHTS
(Cost: $0)		671

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.91%

MONEY MARKET FUNDS—0.91%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	56,728	56,728
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	1,123,739	1,123,739

		1,180,467

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,180,467)		1,180,467

TOTAL INVESTMENTS IN SECURITIES—100.59%
(Cost: $134,783,426)		130,373,796
Other Assets, Less Liabilities—(0.59)%		(769,298)

NET ASSETS—100.00%		$129,604,498

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.55%

CANADA—8.43%
Allied Properties Real Estate Investment Trust	436	$8,439
Boardwalk Real Estate Investment Trust	766	29,294
Brookfield Properties Corp.	4,534	85,768
Calloway Real Estate Investment Trust	1,164	21,906
Canadian Apartment Properties Real Estate Investment Trust	1,018	16,825
Canadian Real Estate Investment Trust	937	26,496
Chartwell Seniors Housing Real Estate Investment Trust	1,438	11,330
Cominar Real Estate Investment Trust	702	14,614
Dundee Real Estate Investment Trust	266	8,482
Extendicare Real Estate Investment Trust	936	6,571
H&R Real Estate Investment Trust	2,210	38,681
InnVest Real Estate Investment Trust	1,134	10,339
Morguard Real Estate Investment Trust	698	9,011
Northern Property Real Estate Investment Trust	354	7,791
Primaris Retail Real Estate Investment Trust	962	15,947
RioCan Real Estate Investment Trust	3,332	64,655

		376,149
UNITED STATES—91.12%
Acadia Realty Trust	474	10,755
Agree Realty Corp.	128	3,697
Alexander’s Inc.(a)	32	11,352
Alexandria Real Estate Equities Inc.	484	49,978
AMB Property Corp.	1,491	72,999
American Campus Communities Inc.	604	17,685
Apartment Investment and Management Co. Class A	1,357	46,369
Ashford Hospitality Trust Inc.	1,886	7,487
Associated Estates Realty Corp.	252	3,566
AvalonBay Communities Inc.(b)	1,176	117,259
BioMed Realty Trust Inc.	1,090	28,122
Boston Properties Inc.	1,814	174,489
Brandywine Realty Trust	1,342	21,539
BRE Properties Inc. Class A	766	37,442
Camden Property Trust	800	39,344
CBL & Associates Properties Inc.	1,008	19,575
Cedar Shopping Centers Inc.	680	8,677
Colonial Properties Trust	702	14,012
Corporate Office Properties Trust	726	28,227
Corrections Corp. of America(a)	1,914	53,649
Cousins Properties Inc.	572	12,567
DCT Industrial Trust Inc.	2,600	22,022
Developers Diversified Realty Corp.	1,814	57,975
DiamondRock Hospitality Co.	1,456	13,424

Digital Realty Trust Inc.	1,000	42,910
Douglas Emmett Inc.	1,405	33,060
Duke Realty Corp.	2,200	54,406
DuPont Fabros Technology Inc.	550	8,992
EastGroup Properties Inc.	388	18,003
Education Realty Trust Inc.	438	4,906
Entertainment Properties Trust	466	24,996
Equity Lifestyle Properties Inc.	376	18,052
Equity One Inc.	582	11,238
Equity Residential	4,110	177,429
Essex Property Trust Inc.	388	47,084
Extra Space Storage Inc.	1,302	18,449
Federal Realty Investment Trust	890	64,623
FelCor Lodging Trust Inc.	956	7,638
First Industrial Realty Trust Inc.	688	17,056
First Potomac Realty Trust	372	5,907
Forest City Enterprises Inc. Class A	1,209	31,519
General Growth Properties Inc.	4,094	112,217
Getty Realty Corp.	284	5,314
Glimcher Realty Trust	580	5,400
HCP Inc.	3,576	128,986
Health Care REIT Inc.	1,365	68,073
Healthcare Realty Trust Inc.	782	22,686
Hersha Hospitality Trust	762	5,410
Highwoods Properties Inc.	814	29,711
Hilltop Holdings Inc.(a)	654	6,743
Home Properties Inc.	473	26,024
Hospitality Properties Trust	1,434	30,544
Host Hotels & Resorts Inc.	7,940	104,093
HRPT Properties Trust	3,444	24,142
Inland Real Estate Corp.	1,004	15,010
Investors Real Estate Trust	860	9,030
Kilroy Realty Corp.	500	22,905
Kimco Realty Corp.	3,846	135,725
Kite Realty Group Trust	440	5,465
LaSalle Hotel Properties	616	13,989
Lexington Realty Trust	892	12,845
Liberty Property Trust	1,394	50,742
LTC Properties Inc.	336	9,821
Macerich Co. (The)	1,147	63,464
Mack-Cali Realty Corp.	1,014	38,917
Maguire Properties Inc.	726	7,834
Medical Properties Trust Inc.	994	11,023
Mid-America Apartment Communities Inc.	402	23,103
National Healthcare Corp.	146	7,430
National Retail Properties Inc.	1,099	23,233
Nationwide Health Properties Inc.	1,475	54,737
Omega Healthcare Investors Inc.	1,056	18,237
Orient-Express Hotels Ltd.	650	21,638
Parkway Properties Inc.	238	8,399
Pennsylvania Real Estate Investment Trust	596	10,978
Post Properties Inc.	666	21,172
ProLogis	3,974	194,249
PS Business Parks Inc.	228	11,993
Public Storage	1,950	159,686
Ramco-Gershenson Properties Trust	298	6,443
Realty Income Corp.	1,517	38,213
Regency Centers Corp.	1,058	62,951
Saul Centers Inc.	208	10,082
Senior Housing Properties Trust	1,704	35,869

Simon Property Group Inc.	3,408	315,683
SL Green Realty Corp.	902	75,173
Sovran Self Storage Inc.	332	13,881
Strategic Hotels & Resorts Inc.	1,144	9,026
Sun Communities Inc.	282	4,788
Sunstone Hotel Investors Inc.	920	11,905
Tanger Factory Outlet Centers Inc.	465	17,363
Taubman Centers Inc.	592	28,416
UDR Inc.	1,936	49,445
Universal Health Realty Income Trust	188	6,574
Urstadt Biddle Properties Inc. Class A	306	5,064
U-Store-It Trust	890	10,369
Ventas Inc.	2,094	93,937
Vornado Realty Trust	2,337	222,179
Washington Real Estate Investment Trust	750	25,695
Weingarten Realty Investors	1,270	38,722
Winthrop Realty Trust Inc.	886	3,571

		4,064,796

TOTAL COMMON STOCKS
(Cost: $4,857,964)		4,440,945

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.40%

MONEY MARKET FUNDS—1.40%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	10,117	10,117
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	52,154	52,154

		62,271

TOTAL SHORT-TERM INVESTMENTS
(Cost: $62,271)		62,271

TOTAL INVESTMENTS IN SECURITIES—100.95%
(Cost: $4,920,235)		4,503,216
Other Assets, Less Liabilities—(0.95)%		(42,167)

NET ASSETS—100.00%		$4,461,049

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.71%

REITs - DIVERSIFIED—12.34%
Duke Realty Corp.	15,260	$377,380
Gladstone Commercial Corp.	1,199	20,251
Liberty Property Trust	10,839	394,540
Mission West Properties Inc.	2,747	27,195
PS Business Parks Inc.	1,772	93,207

		912,573
REITs - OFFICE PROPERTY—55.61%
Alexandria Real Estate Equities Inc.	3,667	378,654
BioMed Realty Trust Inc.	8,255	212,979
Boston Properties Inc.	12,559	1,208,050
Brandywine Realty Trust	7,468	119,861
Corporate Office Properties Trust	5,986	232,736
Douglas Emmett Inc.	8,746	205,793
Franklin Street Properties Corp.	9,165	112,454
Highwoods Properties Inc.	7,316	267,034
HRPT Properties Trust	26,967	189,039
Kilroy Realty Corp.	4,260	195,151
Mack-Cali Realty Corp.	8,812	338,205
Maguire Properties Inc.	4,728	51,015
Parkway Properties Inc.	2,266	79,967
SL Green Realty Corp.(a)	6,235	519,625

		4,110,563
REITs - WAREHOUSE/INDUSTRIAL—31.76%
AMB Property Corp.	9,639	471,925
DCT Industrial Trust Inc.	21,440	181,597
EastGroup Properties Inc.	3,497	162,261
First Industrial Realty Trust Inc.(a)	5,899	146,236
First Potomac Realty Trust	3,353	53,246
ProLogis	27,259	1,332,420

		2,347,685

TOTAL COMMON STOCKS
(Cost: $8,571,101)		7,370,821

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.89%

MONEY MARKET FUNDS—5.89%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(b)(c)	15,421	15,421
BGI Cash Premier Fund LLC
2.60%(b)(c)(d)	420,095	420,095

		435,516

TOTAL SHORT-TERM INVESTMENTS
(Cost: $435,516)	435,516

TOTAL INVESTMENTS IN SECURITIES—105.60%
(Cost: $9,006,617)	7,806,337
Other Assets, Less Liabilities—(5.60)%	(414,258)

NET ASSETS—100.00%	$7,392,079

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT MORTGAGE REITs INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.33%

FINANCE - INVESTMENT BANKER/BROKER—2.04%
Friedman, Billings, Ramsey Group Inc. Class A	297,562	$514,782

		514,782
REITs - DIVERSIFIED—4.48%
BRT Realty Trust	48,546	580,125
Resource Capital Corp.	82,566	552,367

		1,132,492
REITs - HEALTH CARE—4.27%
Care Investment Trust Inc.	100,529	1,080,687

		1,080,687
REITs - MORTGAGE—88.54%
Alesco Financial Inc.(a)	167,717	202,938
Annaly Capital Management Inc.	451,548	6,804,828
Anthracite Capital Inc.(a)	190,671	1,205,041
Anworth Mortgage Asset Corp.	205,044	1,220,012
Arbor Realty Trust Inc.(a)	95,191	1,043,293
Capital Trust Inc. Class A	67,627	1,042,808
Capstead Mortgage Corp.	143,992	1,572,393
CBRE Realty Finance Inc.	87,161	235,335
Chimera Investment Corp.	126,148	970,078
Crystal River Capital Inc.(a)	51,714	151,522
Dynex Capital Inc.	73,923	617,996
JER Investors Trust Inc.(a)	72,912	438,930
MFA Mortgage Investments Inc.	330,845	2,133,950
Newcastle Investment Corp.(a)	144,744	880,043
NorthStar Realty Finance Corp.(a)	156,978	1,315,476
RAIT Financial Trust(a)	149,457	993,889
Redwood Trust Inc.(a)	71,077	1,551,611

		22,380,143

TOTAL COMMON STOCKS
(Cost: $33,214,583)		25,108,104

Security	Shares	Value

SHORT-TERM INVESTMENTS—16.48%

MONEY MARKET FUNDS—16.48%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(b)(c)	25,874	25,874
BGI Cash Premier Fund LLC
2.60%(b)(c)(d)	4,140,582	4,140,582

		4,166,456

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,166,456)	4,166,456

TOTAL INVESTMENTS IN SECURITIES—115.81%
(Cost: $37,381,039)	29,274,560
Other Assets, Less Liabilities—(15.81)%	(3,997,046)

NET ASSETS—100.00%	$25,277,514

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.72%

FORESTRY—3.49%
Plum Creek Timber Co. Inc.	12,199	$594,335

		594,335
PAPER & RELATED PRODUCTS—2.27%
Potlatch Corp.	2,774	129,185
Rayonier Inc.	5,514	257,614

		386,799
REITs - APARTMENTS—14.09%
Apartment Investment and Management Co. Class A	6,359	217,287
AvalonBay Communities Inc.(a)	5,451	543,519
BRE Properties Inc. Class A	3,602	176,066
Camden Property Trust	3,754	184,622
Equity Residential	19,074	823,425
Essex Property Trust Inc.	1,802	218,673
UDR Inc.	9,088	232,108

		2,395,700
REITs - DIVERSIFIED—10.61%
Digital Realty Trust Inc.	4,664	200,132
Duke Realty Corp.	10,299	254,694
iStar Financial Inc.	9,527	78,217
Liberty Property Trust	6,516	237,182
Vornado Realty Trust	10,870	1,033,411

		1,803,636
REITs - HEALTH CARE—10.41%
HCP Inc.	16,596	598,618
Health Care REIT Inc.	6,348	316,575
Nationwide Health Properties Inc.	6,816	252,942
Senior Housing Properties Trust	7,911	166,527
Ventas Inc.	9,727	436,353

		1,771,015
REITs - HOTELS—3.69%
Hospitality Properties Trust	6,637	141,368
Host Hotels & Resorts Inc.	37,062	485,883

		627,251
REITs - MORTGAGE—3.19%
Annaly Capital Management Inc.	36,024	542,882

		542,882
REITs - OFFICE PROPERTY—13.60%
Alexandria Real Estate Equities Inc.	2,257	233,058
Boston Properties Inc.	8,417	809,631
Brandywine Realty Trust	6,182	99,221
Corporate Office Properties Trust	3,358	130,559
Douglas Emmett Inc.	6,433	151,368
Highwoods Properties Inc.	4,013	146,474

HRPT Properties Trust	15,910	111,529
Kilroy Realty Corp.	2,296	105,180
Mack-Cali Realty Corp.	4,640	178,083
SL Green Realty Corp.	4,162	346,861

		2,311,964
REITs - OUTLET CENTERS—1.35%
Alexander’s Inc.(b)	141	50,018
Realty Income Corp.	7,134	179,705

		229,723
REITs - REGIONAL MALLS—14.72%
CBL & Associates Properties Inc.	4,715	91,565
General Growth Properties Inc.(a)	18,941	519,173
Macerich Co. (The)	5,297	293,083
Simon Property Group Inc.	15,808	1,464,294
Taubman Centers Inc.	2,807	134,736

		2,502,851
REITs - SHOPPING CENTERS—10.16%
Developers Diversified Realty Corp.	8,444	269,870
Equity One Inc.	2,588	49,974
Federal Realty Investment Trust	4,156	301,767
Kimco Realty Corp.(a)	17,919	632,362
Regency Centers Corp.(a)	4,921	292,800
Weingarten Realty Investors	5,926	180,684

		1,727,457
REITs - STORAGE—4.35%
Public Storage	9,033	739,712

		739,712
REITs - WAREHOUSE/INDUSTRIAL—7.79%
AMB Property Corp.	6,932	339,391
First Industrial Realty Trust Inc.	3,140	77,841
ProLogis	18,551	906,773

		1,324,005

TOTAL COMMON STOCKS
(Cost: $21,939,943)		16,957,330

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.53%

MONEY MARKET FUNDS—7.53%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	17,528	17,528
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	1,263,556	1,263,556

		1,281,084

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,281,084)		1,281,084

TOTAL INVESTMENTS IN SECURITIES—107.25%
(Cost: $23,221,027)		18,238,414
Other Assets, Less Liabilities—(7.25)%		(1,233,073)

NET ASSETS—100.00%		$17,005,341

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RESIDENTIAL INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.30%

REITs - APARTMENTS—85.63%
American Campus Communities Inc.	8,171	$239,247
Apartment Investment and Management Co. Class A	10,425	356,222
Associated Estates Realty Corp.	1,850	26,177
AvalonBay Communities Inc.(a)	9,503	947,544
BRE Properties Inc. Class A	6,682	326,616
Camden Property Trust	6,612	325,178
Education Realty Trust Inc.	7,858	88,010
Equity Residential	35,747	1,543,198
Essex Property Trust Inc.	2,639	320,243
Home Properties Inc.	6,021	331,275
Mid-America Apartment Communities Inc.	5,530	317,809
Post Properties Inc.(a)	8,803	279,847
UDR Inc.	14,408	367,980

		5,469,346
REITs - DIVERSIFIED—3.40%
Colonial Properties Trust	10,884	217,245

		217,245
REITs - HEALTH CARE—3.17%
Senior Housing Properties Trust	4,053	85,316
Ventas Inc.	2,616	117,354

		202,670
REITs - MANUFACTURED HOMES—7.10%
American Land Lease Inc.	2,872	56,291
Equity Lifestyle Properties Inc.	5,456	261,943
Sun Communities Inc.	5,312	90,198
UMH Properties Inc.	5,595	45,040

		453,472

TOTAL COMMON STOCKS
(Cost: $6,586,079)		6,342,733

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.10%

MONEY MARKET FUNDS—9.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(b)(c)	6,690	6,690
BGI Cash Premier Fund LLC
2.60%(b)(c)(d)	574,497	574,497

		581,187

TOTAL SHORT-TERM INVESTMENTS
(Cost: $581,187)	581,187

TOTAL INVESTMENTS IN SECURITIES—108.40%
(Cost: $7,167,266)	6,923,920
Other Assets, Less Liabilities—(8.40)%	(536,727)

NET ASSETS—100.00%	$6,387,193

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RETAIL INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.82%

REITs - OUTLET CENTERS—9.59%
Agree Realty Corp.	774	$22,353
Alexander’s Inc.(a)	188	66,691
Getty Realty Corp.	1,865	34,894
National Retail Properties Inc.	6,627	140,095
Realty Income Corp.	8,561	215,652

		479,685
REITs - REGIONAL MALLS—46.92%
CBL & Associates Properties Inc.	5,595	108,655
General Growth Properties Inc.(b)	17,623	483,046
Glimcher Realty Trust	1,300	12,103
Macerich Co. (The)(b)	4,207	232,773
Pennsylvania Real Estate Investment Trust	2,110	38,866
Simon Property Group Inc.	14,069	1,303,211
Taubman Centers Inc.	3,468	166,464

		2,345,118
REITs - SHOPPING CENTERS—43.31%
Acadia Realty Trust	2,976	67,525
Cedar Shopping Centers Inc.	3,999	51,027
Developers Diversified Realty Corp.	7,505	239,860
Equity One Inc.	4,189	80,890
Federal Realty Investment Trust(b)	3,560	258,492
Inland Real Estate Corp.	6,585	98,446
Kimco Realty Corp.	17,733	625,797
Kite Realty Group Trust	3,009	37,372
Ramco-Gershenson Properties Trust	1,698	36,711
Regency Centers Corp.	4,272	254,184
Saul Centers Inc.	1,242	60,200
Tanger Factory Outlet Centers Inc.	2,946	110,004
Urstadt Biddle Properties Inc. Class A	1,785	29,542
Weingarten Realty Investors	7,044	214,771

		2,164,821

TOTAL COMMON STOCKS
(Cost: $6,249,662)		4,989,624

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.50%

MONEY MARKET FUNDS—6.50%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	5,380	5,380

BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	319,462	319,462

		324,842

TOTAL SHORT-TERM INVESTMENTS
(Cost: $324,842)		324,842

TOTAL INVESTMENTS IN SECURITIES—106.32%
(Cost: $6,574,504)		5,314,466
Other Assets, Less Liabilities—(6.32)%		(316,093)

NET ASSETS—100.00%		$4,998,373

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® KLD 400 SOCIAL INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.95%

ADVERTISING—0.25%
Gaiam Inc.(a)	197	$2,888
Omnicom Group Inc.	3,631	155,007

		157,895
AEROSPACE & DEFENSE—0.03%
Spirit AeroSystems Holdings Inc. Class A(a)	807	17,480

		17,480
AIRLINES—0.28%
Alaska Air Group Inc.(a)	421	7,527
AMR Corp.(a)	2,823	25,492
JetBlue Airways Corp.(a)	2,182	11,499
Southwest Airlines Co.	8,293	129,288

		173,806
APPAREL—0.65%
Coach Inc.(a)	3,891	99,259
Deckers Outdoor Corp.(a)	142	16,047
Hartmarx Corp.(a)	415	660
Liz Claiborne Inc.	1,069	13,972
Nike Inc. Class B	4,310	252,911
Phillips-Van Heusen Corp.	591	20,921
Timberland Co. Class A(a)	527	7,557

		411,327
AUTO PARTS & EQUIPMENT—0.42%
BorgWarner Inc.	1,310	52,819
Johnson Controls Inc.	6,743	203,369
Modine Manufacturing Co.	396	6,906
Spartan Motors Inc.	333	1,805

		264,899
BANKS—6.74%
Bank of Hawaii Corp.	560	28,218
Bank of New York Mellon Corp. (The)	12,973	460,541
BB&T Corp.	6,210	174,004
Cathay General Bancorp	618	9,851
Comerica Inc.	1,714	49,226
Fifth Third Bancorp	6,486	90,609
First Horizon National Corp.	2,091	19,655
Heartland Financial USA Inc.	164	3,367
KeyCorp	5,477	57,782
M&T Bank Corp.	865	60,879
National City Corp.	8,616	40,754
Northern Trust Corp.	2,180	170,411
PNC Financial Services Group Inc. (The)	3,925	279,813
Popular Inc.	3,161	21,716
Regions Financial Corp.	7,892	74,816
State Street Corp.	4,841	346,809
SunTrust Banks Inc.	3,980	163,419
Synovus Financial Corp.	3,664	34,845

U.S. Bancorp	19,765	605,007
Wachovia Corp.	24,260	418,970
Wainwright Bank & Trust Co.	58	531
Wells Fargo & Co.	37,444	1,133,430

		4,244,653
BEVERAGES—3.76%
Coca-Cola Co. (The)	22,659	1,166,938
Green Mountain Coffee Roasters Inc.(a)	177	6,434
PepsiCo Inc.	17,984	1,197,015

		2,370,387
BIOTECHNOLOGY—2.12%
Affymetrix Inc.(a)	840	6,619
Amgen Inc.(a)	12,352	773,606
Biogen Idec Inc.(a)	3,333	232,510
Genzyme Corp.(a)	3,026	231,943
Invitrogen Corp.(a)	1,018	45,148
Millipore Corp.(a)	616	43,336

		1,333,162
BUILDING MATERIALS—0.15%
Apogee Enterprises Inc.	338	5,841
Masco Corp.	4,167	68,714
NCI Building Systems Inc.(a)	251	9,402
Simpson Manufacturing Co. Inc.	396	9,508
Trex Co. Inc.(a)	164	2,762

		96,227
CHEMICALS—1.62%
Air Products and Chemicals Inc.	2,395	228,028
Airgas Inc.	933	53,442
Cabot Corp.	724	19,425
Ecolab Inc.	1,989	88,908
H.B. Fuller Co.	528	13,200
Lubrizol Corp.	784	39,043
Minerals Technologies Inc.	220	14,192
Praxair Inc.	3,555	333,210
Rohm and Haas Co.	1,423	106,725
Sigma-Aldrich Corp.	1,461	88,741
Valspar Corp. (The)	1,148	24,877
Zoltek Companies Inc.(a)	312	6,964

		1,016,755
COMMERCIAL SERVICES—0.84%
Convergys Corp.(a)	1,403	17,818
Cross Country Healthcare Inc.(a)	317	5,056
Deluxe Corp.	544	7,779
DeVry Inc.	669	38,006
Kelly Services Inc. Class A	251	4,621
McKesson Corp.	3,139	175,753
Monster Worldwide Inc.(a)	1,408	24,978
Moody’s Corp.	2,314	80,550
Quanta Services Inc.(a)	1,942	59,969
R.R. Donnelley & Sons Co.	2,438	65,095
Robert Half International Inc.	1,802	45,573
Valassis Communications Inc.(a)	589	5,195

		530,393
COMPUTERS—6.74%
Apple Inc.(a)	10,004	1,590,136
Dell Inc.(a)	22,928	563,341
Electronic Data Systems Corp.	5,700	141,417
EMC Corp.(a)	23,466	352,225

Hewlett-Packard Co.	27,979	1,253,459
Imation Corp.	358	6,823
Lexmark International Inc. Class A(a)	1,067	37,430
NetApp Inc.(a)	3,921	100,182
Palm Inc.	1,284	8,449
Seagate Technology	5,527	82,739
Sun Microsystems Inc.(a)	8,887	94,469
Unisys Corp.(a)	3,835	14,151

		4,244,821
COSMETICS & PERSONAL CARE—4.74%
Alberto-Culver Co.	983	26,374
Avon Products Inc.	4,846	205,470
Colgate-Palmolive Co.	5,748	426,904
Estee Lauder Companies Inc. (The) Class A	1,297	57,198
Procter & Gamble Co. (The)	34,620	2,266,918

		2,982,864
DISTRIBUTION & WHOLESALE—0.33%
Fastenal Co.	1,426	69,674
Genuine Parts Co.	1,865	74,805
W.W. Grainger Inc.	735	65,790

		210,269
DIVERSIFIED FINANCIAL SERVICES—6.13%
American Express Co.	13,130	487,386
Capital One Financial Corp.	4,255	178,114
Charles Schwab Corp. (The)	10,535	241,146
CIT Group Inc.	3,250	27,560
CME Group Inc.	619	222,920
Federal Home Loan Mortgage Corp.	7,292	59,576
Federal National Mortgage Association	12,084	138,966
Franklin Resources Inc.	1,775	178,583
Janus Capital Group Inc.	1,689	51,244
JPMorgan Chase & Co.	39,187	1,592,168
Merrill Lynch & Co. Inc.	15,469	412,249
SLM Corp.(a)	5,272	90,309
T. Rowe Price Group Inc.	2,956	176,917
TradeStation Group Inc.(a)	309	3,331

		3,860,469
ELECTRIC—0.37%
Alliant Energy Corp.	1,283	41,351
Avista Corp.	594	13,436
Cleco Corp.	676	16,988
IDACORP Inc.	531	15,829
MGE Energy Inc.	251	8,813
NSTAR	1,210	38,551
OGE Energy Corp.	1,036	33,898
Ormat Technologies Inc.	185	8,884
Pepco Holdings Inc.	2,260	56,364

		234,114
ELECTRICAL COMPONENTS & EQUIPMENT—0.97%
Emerson Electric Co.	8,859	431,433
Energizer Holdings Inc.(a)	644	45,943
Energy Conversion Devices Inc.(a)	465	32,517
General Cable Corp.(a)	595	34,290
Hubbell Inc. Class B	661	27,868
Molex Inc.	1,567	38,439

		610,490
ELECTRONICS—0.80%
Arrow Electronics Inc.(a)	1,373	44,238

Brady Corp. Class A	605	22,185
Dionex Corp.(a)	219	15,225
Itron Inc.(a)	386	35,639
Thermo Fisher Scientific Inc.(a)	4,738	286,744
Thomas & Betts Corp.(a)	565	23,380
Waters Corp.(a)	1,144	77,723

		505,134
ENERGY - ALTERNATE SOURCES—0.23%
First Solar Inc.(a)	416	118,606
SunPower Corp. Class A(a)	308	24,261

		142,867
ENGINEERING & CONSTRUCTION—0.06%
EMCOR Group Inc.(a)	789	23,765
Granite Construction Inc.	352	11,134

		34,899
ENVIRONMENTAL CONTROL—0.07%
Calgon Carbon Corp.(a)	471	8,949
Nalco Holding Co.	1,617	37,999

		46,948
FOOD—2.78%
Campbell Soup Co.	2,428	88,331
Chiquita Brands International Inc.(a)	463	7,107
Dean Foods Co.(a)	1,713	36,487
Flowers Foods Inc.	886	26,642
General Mills Inc.	3,802	244,811
H.J. Heinz Co.	3,557	179,202
Hain Celestial Group Inc.(a)	473	12,364
Hershey Co. (The)	1,880	69,128
J.M. Smucker Co. (The)	642	31,291
Kellogg Co.	2,889	153,290
Kroger Co. (The)	7,524	212,779
McCormick & Co. Inc. NVS	1,452	58,225
Safeway Inc.	4,993	133,413
SUPERVALU Inc.	2,384	61,078
Sysco Corp.	6,841	194,011
Tootsie Roll Industries Inc.	285	7,453
United Natural Foods Inc.(a)	452	8,687
Whole Foods Market Inc.	1,568	34,763
Wm. Wrigley Jr. Co.	2,438	192,504

		1,751,566
FOREST PRODUCTS & PAPER—0.17%
Domtar Corp.(a)	5,826	33,208
MeadWestvaco Corp.	1,985	53,218
Rock-Tenn Co. Class A	396	14,078
Wausau Paper Corp.	560	4,962

		105,466
GAS—0.39%
AGL Resources Inc.	870	30,067
Atmos Energy Corp.	998	26,417
Energen Corp.	813	48,943
Nicor Inc.	509	20,268
NiSource Inc.	3,104	53,016
Northwest Natural Gas Co.	307	13,892
Southern Union Co.	1,397	36,490
WGL Holdings Inc.	542	18,715

		247,808

HAND & MACHINE TOOLS—0.28%
Baldor Electric Co.	533	18,149
Black & Decker Corp. (The)	702	42,134
Lincoln Electric Holdings Inc.	476	38,247
Snap-On Inc.	666	37,489
Stanley Works (The)	898	39,943

		175,962
HEALTH CARE - PRODUCTS—7.40%
Baxter International Inc.	7,119	488,435
Becton, Dickinson and Co.	2,765	234,776
C.R. Bard Inc.	1,129	104,816
Edwards Lifesciences Corp.(a)	619	38,799
Gen-Probe Inc.(a)	615	32,792
Hill-Rom Holdings Inc.	701	19,691
IDEXX Laboratories Inc.(a)	680	36,380
Intuitive Surgical Inc.(a)	439	136,656
Invacare Corp.	396	9,318
Johnson & Johnson	31,968	2,188,849
Medtronic Inc.	12,733	672,684
Patterson Companies Inc.(a)	1,374	42,910
St. Jude Medical Inc.(a)	3,857	179,659
Stryker Corp.	2,715	174,276
TECHNE Corp.(a)	446	35,466
Varian Medical Systems Inc.(a)	1,406	84,360
Zimmer Holdings Inc.(a)	2,635	181,578

		4,661,445
HEALTH CARE - SERVICES—0.94%
Health Management Associates Inc. Class A(a)	2,716	16,703
Humana Inc.(a)	1,941	85,229
Molina Healthcare Inc.(a)	164	4,894
Quest Diagnostics Inc.	1,773	94,253
UnitedHealth Group Inc.	13,948	391,660

		592,739
HOME BUILDERS—0.17%
Centex Corp.	1,369	20,097
Champion Enterprises Inc.(a)	927	3,662
D.R. Horton Inc.	3,167	35,217
KB Home	868	15,268
Pulte Homes Inc.	2,442	29,817

		104,061
HOME FURNISHINGS—0.15%
Harman International Industries Inc.	663	27,296
Whirlpool Corp.	847	64,118

		91,414
HOUSEHOLD PRODUCTS & WARES—0.77%
Avery Dennison Corp.	1,201	52,856
Church & Dwight Co. Inc.	763	41,866
Clorox Co. (The)	1,560	85,020
Kimberly-Clark Corp.	4,728	273,420
Standard Register Co. (The)	164	1,448
Tupperware Brands Corp.	698	27,222

		481,832
HOUSEWARES—0.10%
Newell Rubbermaid Inc.	3,107	51,359
Toro Co. (The)	448	14,582

		65,941
INSURANCE—3.21%
Aflac Inc.	5,399	300,238

Ambac Financial Group Inc.	3,251	8,193
Chubb Corp.	4,149	199,318
CIGNA Corp.	3,168	117,279
Cincinnati Financial Corp.	1,878	52,284
Erie Indemnity Co. Class A	506	22,112
Hartford Financial Services Group Inc. (The)	3,578	226,809
Lincoln National Corp.	2,952	140,810
Marsh & McLennan Companies Inc.	5,824	164,528
MBIA Inc.	2,321	13,764
MGIC Investment Corp.	1,347	8,621
Phoenix Companies Inc. (The)	1,287	12,523
Principal Financial Group Inc.	2,935	124,767
Progressive Corp. (The)	7,705	156,026
Safeco Corp.	1,027	67,946
Travelers Companies Inc. (The)	6,852	302,310
Unum Group	3,949	95,408
Wesco Financial Corp.	15	5,550

		2,018,486
INTERNET—0.83%
eBay Inc.(a)	12,543	315,707
Sapient Corp.(a)	1,170	7,558
Symantec Corp.(a)	9,556	201,345

		524,610
INVESTMENT COMPANIES—0.04%
Allied Capital Corp.	1,857	25,534
Medallion Financial Corp.	113	1,116

		26,650
IRON & STEEL—0.36%
Nucor Corp.	3,546	202,902
Schnitzer Steel Industries Inc. Class A	228	20,575

		223,477
LEISURE TIME—0.16%
Harley-Davidson Inc.	2,697	102,054

		102,054
LODGING—0.01%
Choice Hotels International Inc.	362	8,996

		8,996
MACHINERY—1.01%
Cummins Inc.	2,303	152,781
Deere & Co.	4,893	343,293
Gerber Scientific Inc.(a)	309	3,668
Graco Inc.	689	24,962
Kadant Inc.(a)	132	2,823
Nordson Corp.	372	26,286
Rockwell Automation Inc.	1,674	74,510
Tennant Co.	222	5,841

		634,164
MANUFACTURING—1.74%
A.O. Smith Corp.	233	9,250
CLARCOR Inc.	560	21,571
Cooper Industries Ltd.	1,969	83,033
Donaldson Co. Inc.	803	36,223
Illinois Tool Works Inc.	4,527	212,090
Leggett & Platt Inc.	1,929	37,615
Pall Corp.	1,373	55,497
SPX Corp.	610	77,336
3M Co.	7,989	562,346

		1,094,961

MEDIA—2.34%
E.W. Scripps Co. (The) Class A	336	2,325
Emmis Communications Corp.(a)	340	629
Lee Enterprises Inc.	368	1,111
McClatchy Co. (The) Class A	699	2,985
McGraw-Hill Companies Inc. (The)	3,641	148,079
Meredith Corp.	438	11,195
New York Times Co. (The) Class A	1,644	20,698
Scholastic Corp.	309	7,969
Time Warner Inc.	40,552	580,705
Walt Disney Co. (The)	21,637	656,683
Washington Post Co. (The) Class B	66	40,804

		1,473,183
METAL FABRICATE & HARDWARE—0.02%
Lawson Products Inc.	46	1,349
Worthington Industries Inc.	761	13,500

		14,849
OFFICE & BUSINESS EQUIPMENT—0.36%
IKON Office Solutions Inc.	1,098	15,701
Pitney Bowes Inc.	2,351	74,503
Xerox Corp.	10,127	138,132

		228,336
OFFICE FURNISHINGS—0.07%
Herman Miller Inc.	610	15,945
HNI Corp.	470	10,175
Interface Inc. Class A	647	7,667
Steelcase Inc. Class A	710	7,072

		40,859
OIL & GAS—3.53%
Apache Corp.	3,784	424,451
Chesapeake Energy Corp.	5,447	273,167
Devon Energy Corp.	5,068	480,903
EOG Resources Inc.	2,821	283,595
Helmerich & Payne Inc.	1,178	69,655
Newfield Exploration Co.(a)	1,488	72,882
Noble Energy Inc.	1,958	144,637
Pioneer Natural Resources Co.	1,345	79,960
Rowan Companies Inc.	1,271	50,586
Sunoco Inc.	1,317	53,483
XTO Energy Inc.	6,090	287,631

		2,220,950
OIL & GAS SERVICES—1.05%
Cameron International Corp.(a)	2,464	117,681
National Oilwell Varco Inc.(a)	4,705	369,954
Smith International Inc.	2,288	170,181

		657,816
PACKAGING & CONTAINERS—0.25%
Bemis Co. Inc.	1,119	31,511
Crown Holdings Inc.(a)	1,831	51,323
Sealed Air Corp.	1,827	39,646
Sonoco Products Co.	1,125	36,697

		159,177
PHARMACEUTICALS—2.94%
Allergan Inc.	3,501	181,807
Amylin Pharmaceuticals Inc.(a)	1,323	41,741

Endo Pharmaceuticals Holdings Inc.(a)	1,356	31,391
Forest Laboratories Inc.(a)	3,456	122,723
Gilead Sciences Inc.(a)	10,465	564,901
King Pharmaceuticals Inc.(a)	2,858	32,896
Merck & Co. Inc.	24,340	800,786
Mylan Inc.(a)	3,395	44,033
Watson Pharmaceuticals Inc.(a)	1,150	33,246

		1,853,524
PIPELINES—1.01%
Equitable Resources Inc.	1,466	76,598
National Fuel Gas Co.	919	45,757
Questar Corp.	1,960	103,645
Spectra Energy Corp.	7,191	195,379
Williams Companies Inc. (The)	6,641	212,844

		634,223
REAL ESTATE—0.07%
CB Richard Ellis Group Inc. Class A(a)	1,959	27,524
Jones Lang LaSalle Inc.	359	17,103

		44,627
REAL ESTATE INVESTMENT TRUSTS—0.50%
General Growth Properties Inc.	3,022	82,833
Liberty Property Trust	1,031	37,528
Maguire Properties Inc.	453	4,888
ProLogis	2,983	145,809
Regency Centers Corp.	783	46,589

		317,647
RETAIL—7.32%
AutoZone Inc.(a)	486	63,321
Bed Bath & Beyond Inc.(a)	2,962	82,432
Best Buy Co. Inc.	3,937	156,378
CarMax Inc.(a)	2,491	33,379
Charming Shoppes Inc.(a)	1,229	6,698
Circuit City Stores Inc.	2,043	4,127
Costco Wholesale Corp.	4,909	307,696
CVS Caremark Corp.	16,222	592,103
Darden Restaurants Inc.	1,602	52,177
Family Dollar Stores Inc.	1,561	36,371
Foot Locker Inc.	1,702	25,632
Gap Inc. (The)	5,122	82,567
Home Depot Inc.	19,271	459,228
J.C. Penney Co. Inc.	2,513	77,476
Limited Brands Inc.	3,406	56,165
Longs Drug Stores Corp.	338	15,802
Lowe’s Companies Inc.	16,624	337,800
McDonald’s Corp.	12,855	768,600
Men’s Wearhouse Inc. (The)	582	11,588
Nordstrom Inc.	1,986	57,078
Nu Skin Enterprises Inc. Class A	588	9,502
Office Depot Inc.(a)	3,080	20,944
Pep Boys—Manny, Moe & Jack (The)	448	3,306
RadioShack Corp.	1,455	24,269
Staples Inc.	7,949	178,853
Starbucks Corp.(a)	8,254	121,251
Target Corp.	8,836	399,652
Tiffany & Co.	1,446	54,644
TJX Companies Inc. (The)	4,835	162,988
Walgreen Co.	11,207	384,848
Wendy’s International Inc.	980	22,491

		4,609,366

SAVINGS & LOANS—0.33%
FirstFed Financial Corp.(a)	114	912
People’s United Financial Inc.	3,920	66,562
Sovereign Bancorp Inc.	5,396	51,370
Washington Mutual Inc.	16,834	89,725

		208,569
SEMICONDUCTORS—3.98%
Advanced Micro Devices Inc.(a)	6,922	29,142
Analog Devices Inc.	3,308	100,927
Applied Materials Inc.	15,379	266,364
Entegris Inc.(a)	1,233	7,805
Intel Corp.	65,006	1,442,483
Lam Research Corp.(a)	1,420	46,704
LSI Corp.(a)	7,188	49,885
Micron Technology Inc.(a)	8,516	41,132
National Semiconductor Corp.	2,480	51,956
Novellus Systems Inc.(a)	1,128	22,977
Texas Instruments Inc.	15,007	365,871
Xilinx Inc.	3,191	79,233

		2,504,479
SOFTWARE—5.53%
Adobe Systems Inc.(a)	6,038	249,671
Advent Software Inc.(a)	215	9,361
Autodesk Inc.(a)	2,554	81,447
Automatic Data Processing Inc.	5,890	251,562
BMC Software Inc.(a)	2,159	71,010
Compuware Corp.(a)	2,995	32,945
Electronic Arts Inc.(a)	3,627	156,614
IMS Health Inc.	2,095	43,786
Microsoft Corp.	90,823	2,335,968
Novell Inc.(a)	3,900	21,723
Paychex Inc.	3,650	120,158
Red Hat Inc.(a)	2,181	46,630
Salesforce.com Inc.(a)	927	59,133

		3,480,008
TELECOMMUNICATIONS—10.27%
Adaptec Inc.(a)	1,429	5,216
ADC Telecommunications Inc.(a)	1,323	12,516
AT&T Inc.	67,381	2,076,009
Cisco Systems Inc.(a)	67,031	1,474,012
Corning Inc.	17,838	356,938
Frontier Communications Corp.	3,727	43,084
Plantronics Inc.	589	14,342
Polycom Inc.(a)	978	23,081
QUALCOMM Inc.	18,350	1,015,489
Sprint Nextel Corp.	32,404	263,769
Telephone and Data Systems Inc.	1,201	50,922
Tellabs Inc.(a)	4,446	22,852
3Com Corp.(a)	4,393	8,259
Verizon Communications Inc.	32,321	1,100,207

		6,466,696
TOYS, GAMES & HOBBIES—0.13%
Mattel Inc.	4,112	82,446

		82,446
TRANSPORTATION—2.40%
Arkansas Best Corp.	309	11,476
Expeditors International Washington Inc.	2,404	85,366
FedEx Corp.	3,520	277,517
Kansas City Southern Industries Inc.(a)	867	47,685

Norfolk Southern Corp.	4,254	305,948
Ryder System Inc.	667	43,995
United Parcel Service Inc. Class B	11,572	729,962
YRC Worldwide Inc.(a)	625	10,563

		1,512,512
TRUCKING & LEASING—0.04%
GATX Corp.	529	24,054

		24,054

TOTAL COMMON STOCKS
(Cost: $70,500,893)		62,934,812

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(b)(c)	48,667	48,667

		48,667

TOTAL SHORT-TERM INVESTMENTS
(Cost: $48,667)		48,667

TOTAL INVESTMENTS IN SECURITIES—100.03%
(Cost: $70,549,560)		62,983,479
Other Assets, Less Liabilities—(0.03)%		(19,818)

NET ASSETS—100.00%		$62,963,661

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.79%

AEROSPACE & DEFENSE—1.16%
Raytheon Co.	2,797	$159,233
Rockwell Collins Inc.	25,385	1,261,381
United Technologies Corp.	200	12,796

		1,433,410
AGRICULTURE—0.38%
Monsanto Co.	3,947	470,127

		470,127
AIRLINES—0.52%
Southwest Airlines Co.	40,994	639,096

		639,096
APPAREL—1.77%
Nike Inc. Class B	34,501	2,024,519
Timberland Co. Class A(a)	11,605	166,416

		2,190,935
AUTO MANUFACTURERS—0.07%
Ford Motor Co.(a)	18,359	88,123

		88,123
AUTO PARTS & EQUIPMENT—0.72%
BorgWarner Inc.	8,427	339,777
Johnson Controls Inc.	17,405	524,935
Modine Manufacturing Co.	1,444	25,183

		889,895
BANKS—5.58%
Bank of America Corp.	54,937	1,807,427
Bank of New York Mellon Corp. (The)	7,486	265,753
BB&T Corp.	3,936	110,287
Comerica Inc.	6,336	181,970
First Horizon National Corp.	20,233	190,190
KeyCorp	4,905	51,748
M&T Bank Corp.	1,276	89,805
Northern Trust Corp.	5,955	465,502
State Street Corp.	13,058	935,475
SunTrust Banks Inc.	567	23,281
Synovus Financial Corp.	34,475	327,857
Wachovia Corp.	21,019	362,998
Wells Fargo & Co.	69,643	2,108,094

		6,920,387
BEVERAGES—1.89%
Brown-Forman Corp. Class B	3,229	232,359
PepsiCo Inc.	31,678	2,108,488

		2,340,847

BIOTECHNOLOGY—1.21%
Amgen Inc.(a)	14,403	902,060
Celgene Corp.(a)	2,099	158,453
Genzyme Corp.(a)	5,696	436,598

		1,497,111
CHEMICALS—2.82%
Air Products and Chemicals Inc.	9,733	926,679
Ecolab Inc.	13,473	602,243
Praxair Inc.	1,578	147,906
Rohm and Haas Co.	24,322	1,824,150

		3,500,978
COAL—0.17%
CONSOL Energy Inc.	1,475	109,725
Peabody Energy Corp.	1,506	101,881

		211,606
COMMERCIAL SERVICES—0.24%
H&R Block Inc.	815	19,829
ITT Educational Services Inc.(a)	127	11,250
Manpower Inc.	2,402	115,296
Moody’s Corp.	4,193	145,958

		292,333
COMPUTERS—6.78%
Apple Inc.(a)	4,440	705,738
Dell Inc.(a)	28,863	709,164
Hewlett-Packard Co.	65,881	2,951,469
International Business Machines Corp.	30,891	3,953,430
Sun Microsystems Inc.(a)	7,575	80,522

		8,400,323
COSMETICS & PERSONAL CARE—1.56%
Procter & Gamble Co. (The)	29,490	1,931,005

		1,931,005
DIVERSIFIED FINANCIAL SERVICES—4.27%
American Express Co.	31,752	1,178,634
Capital One Financial Corp.	5,256	220,016
CIT Group Inc.	2,526	21,420
Citigroup Inc.	58,301	1,089,646
CME Group Inc.	950	342,123
Federal Home Loan Mortgage Corp.	13,168	107,583
Federal National Mortgage Association	19,485	224,077
Goldman Sachs Group Inc. (The)	4,883	898,667
JPMorgan Chase & Co.	5,855	237,889
Legg Mason Inc.	1,855	74,849
Lehman Brothers Holdings Inc.	969	16,802
Merrill Lynch & Co. Inc.	9,461	252,136
Morgan Stanley	1,291	50,969
NYSE Euronext Inc.	8,585	405,555
SLM Corp.(a)	9,669	165,630

		5,285,996
ELECTRIC—0.75%
Consolidated Edison Inc.	6,183	245,465
FPL Group Inc.	9,374	604,904
Northeast Utilities	2,628	66,120
NSTAR	452	14,401

		930,890

ELECTRICAL COMPONENTS & EQUIPMENT—0.22%
Emerson Electric Co.	5,570	271,259

		271,259
ELECTRONICS—0.96%
Agilent Technologies Inc.(a)	32,994	1,189,764

		1,189,764
FOOD—8.77%
General Mills Inc.	60,966	3,925,601
H.J. Heinz Co.	76,370	3,847,521
Kellogg Co.	20,126	1,067,886
Kraft Foods Inc.	17,403	553,763
Sysco Corp.	28,761	815,662
Whole Foods Market Inc.	22,411	496,852
Wm. Wrigley Jr. Co.	2,011	158,789

		10,866,074
FOREST PRODUCTS & PAPER—0.53%
International Paper Co.	599	16,604
Weyerhaeuser Co.	12,057	644,567

		661,171
GAS—0.63%
Energen Corp.	2,459	148,032
WGL Holdings Inc.	18,245	630,000

		778,032
HAND & MACHINE TOOLS—0.19%
Lincoln Electric Holdings Inc.	2,876	231,087

		231,087
HEALTH CARE - PRODUCTS—7.30%
Baxter International Inc.	23,910	1,640,465
Becton, Dickinson and Co.	166	14,095
Johnson & Johnson	99,480	6,811,396
Medtronic Inc.	11,014	581,870

		9,047,826
HEALTH CARE - SERVICES—1.00%
Aetna Inc.	5,273	216,246
Humana Inc.(a)	1,302	57,171
Quest Diagnostics Inc.	5,851	311,039
UnitedHealth Group Inc.	8,249	231,632
WellCare Health Plans Inc.(a)	119	4,680
WellPoint Inc.(a)	8,031	421,226

		1,241,994
HOME FURNISHINGS—0.29%
Harman International Industries Inc.	13	535
Whirlpool Corp.	4,821	364,950

		365,485
HOUSEHOLD PRODUCTS & WARES—1.51%
Avery Dennison Corp.	11,038	485,782
Kimberly-Clark Corp.	23,898	1,382,021

		1,867,803
INSURANCE—4.60%
Aflac Inc.	5,777	321,259
American International Group Inc.	26,743	696,655
Cincinnati Financial Corp.	24,919	693,745
Hartford Financial Services Group Inc. (The)	7,211	457,105
Principal Financial Group Inc.	8,392	356,744

Prudential Financial Inc.	1,748	120,560
Safeco Corp.	4,948	327,360
Travelers Companies Inc. (The)	59,267	2,614,860
Unum Group	3,276	79,148
XL Capital Ltd. Class A	1,589	28,427

		5,695,863
INTERNET—2.40%
Amazon.com Inc.(a)	3,962	302,459
eBay Inc.(a)	25,881	651,425
Expedia Inc.(a)	1,568	30,686
Google Inc. Class A(a)	2,671	1,265,386
Symantec Corp.(a)	21,068	443,903
Yahoo! Inc.(a)	14,151	281,463

		2,975,322
IRON & STEEL—0.55%
Nucor Corp.	3,358	192,145
Reliance Steel & Aluminum Co.	2,422	152,973
Steel Dynamics Inc.	1,726	54,680
United States Steel Corp.	1,759	282,073

		681,871
LODGING—0.19%
Marriott International Inc. Class A	9,028	233,915

		233,915
MACHINERY—1.43%
Cummins Inc.	7,185	476,653
Deere & Co.	6,501	456,110
Graco Inc.	7,038	254,987
Nordson Corp.	1,115	78,786
Rockwell Automation Inc.	11,353	505,322

		1,771,858
MANUFACTURING—1.50%
Donaldson Co. Inc.	1,747	78,807
Eastman Kodak Co.	16,673	244,093
General Electric Co.	13,616	385,197
3M Co.	16,309	1,147,990

		1,856,087
MEDIA—1.08%
Comcast Corp. Class A	20,559	423,927
Gannett Co. Inc.	705	12,775
John Wiley & Sons Inc. Class A	2,496	113,169
McGraw-Hill Companies Inc. (The)	10,270	417,681
New York Times Co. (The) Class A(b)	16,067	202,284
Washington Post Co. (The) Class B	269	166,309

		1,336,145
METAL FABRICATE & HARDWARE—0.21%
Commercial Metals Co.	1,920	57,312
Timken Co. (The)	4,933	162,888
Worthington Industries Inc.	2,642	46,869

		267,069
MINING—0.16%
Alcoa Inc.	5,951	200,846

		200,846
OFFICE & BUSINESS EQUIPMENT—0.30%
Pitney Bowes Inc.	11,611	367,953

		367,953

OFFICE FURNISHINGS—0.66%
Herman Miller Inc.	31,318	818,652

		818,652
OIL & GAS—6.49%
Apache Corp.	4,423	496,128
Bill Barrett Corp.(a)	776	31,925
Chesapeake Energy Corp.	14,272	715,741
Chevron Corp.	15,057	1,273,220
Denbury Resources Inc.(a)	1,574	44,292
Devon Energy Corp.	7,438	705,792
ENSCO International Inc.	1,280	88,499
EOG Resources Inc.	4,403	442,634
Hess Corp.	1,934	196,108
Marathon Oil Corp.	5,438	269,018
Newfield Exploration Co.(a)	5,375	263,267
Noble Corp.	15,691	813,892
Noble Energy Inc.	2,239	165,395
Occidental Petroleum Corp.	7,140	562,846
Pioneer Natural Resources Co.	1,013	60,223
Pride International Inc.(a)	3,552	137,675
Quicksilver Resources Inc.(a)	5,499	143,854
Range Resources Corp.	2,744	133,249
Southwestern Energy Co.(a)	4,030	146,329
Transocean Inc.(a)	4,139	563,028
Valero Energy Corp.	5,180	173,064
XTO Energy Inc.	12,950	611,629

		8,037,808
OIL & GAS SERVICES—3.30%
Baker Hughes Inc.	1,067	88,465
BJ Services Co.	7,142	209,975
Cameron International Corp.(a)	3,030	144,713
Exterran Holdings Inc.(a)	1,406	79,355
National Oilwell Varco Inc.(a)	4,379	344,321
Schlumberger Ltd.	20,938	2,127,301
Smith International Inc.	8,034	597,569
Tidewater Inc.	1,589	95,245
Weatherford International Ltd.(a)	10,677	402,843

		4,089,787
PHARMACEUTICALS—5.50%
Allergan Inc.	25,830	1,341,352
Bristol-Myers Squibb Co.	50,278	1,061,871
Eli Lilly and Co.	9,824	462,809
Express Scripts Inc.(a)	3,468	244,633
Gilead Sciences Inc.(a)	5,977	322,638
Medco Health Solutions Inc.(a)	2,258	111,952
Merck & Co. Inc.	30,926	1,017,465
Omnicare Inc.	835	24,582
Pfizer Inc.	68,926	1,286,848
Schering-Plough Corp.	19,275	406,317
Wyeth	13,192	534,540

		6,815,007
PIPELINES—0.10%
Questar Corp.	2,420	127,970

		127,970
REAL ESTATE—0.07%
Jones Lang LaSalle Inc.	1,802	85,847

		85,847

REAL ESTATE INVESTMENT TRUSTS—0.69%
Duke Realty Corp.	4,888	120,880
General Growth Properties Inc.	2,043	55,999
ProLogis	13,920	680,410

		857,289
RETAIL—3.84%
Best Buy Co. Inc.	7,829	310,968
Darden Restaurants Inc.	2,049	66,736
Gap Inc. (The)	68,054	1,097,030
McDonald’s Corp.	12,256	732,786
Nordstrom Inc.	6,025	173,158
Office Depot Inc.(a)	16,336	111,085
OfficeMax Inc.	624	7,962
PetSmart Inc.	724	16,442
Staples Inc.	51,096	1,149,660
Starbucks Corp.(a)	33,807	496,625
Tiffany & Co.	7,545	285,126
Walgreen Co.	8,539	293,229
Wendy’s International Inc.	565	12,967

		4,753,774
SAVINGS & LOANS—0.34%
Sovereign Bancorp Inc.	35,583	338,750
Washington Mutual Inc.	15,966	85,099

		423,849
SEMICONDUCTORS—4.61%
Advanced Micro Devices Inc.(a)(b)	16,496	69,448
Applied Materials Inc.	56,663	981,403
Intel Corp.	104,885	2,327,398
Lam Research Corp.(a)	1,473	48,447
LSI Corp.(a)	6,395	44,381
Micron Technology Inc.(a)	5,802	28,024
Texas Instruments Inc.	82,423	2,009,473
Xilinx Inc.	8,318	206,536

		5,715,110
SOFTWARE—3.41%
Adobe Systems Inc.(a)	17,184	710,558
Automatic Data Processing Inc.	7,206	307,768
Compuware Corp.(a)	3,994	43,934
Microsoft Corp.	114,665	2,949,184
Novell Inc.(a)	12,086	67,319
Paychex Inc.	4,361	143,564

		4,222,327
TELECOMMUNICATIONS—5.06%
American Tower Corp. Class A(a)	355	14,874
AT&T Inc.	22,315	687,524
Cisco Systems Inc.(a)	82,350	1,810,876
Corning Inc.	11,482	229,755
Embarq Corp.	4,680	214,204
Motorola Inc.	70,606	610,036
QUALCOMM Inc.	22,443	1,241,996
Sprint Nextel Corp.	21,924	178,461
Telephone and Data Systems Inc.	1,461	61,946
Tellabs Inc.(a)	32,047	164,722
Verizon Communications Inc.	30,860	1,050,474

		6,264,868

TOYS, GAMES & HOBBIES—0.24%
Mattel Inc.	14,845	297,642

		297,642
TRANSPORTATION—1.77%
Ryder System Inc.	2,434	160,547
United Parcel Service Inc. Class B	32,298	2,037,358

		2,197,905

TOTAL COMMON STOCKS
(Cost: $130,486,199)		123,638,321

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.19%

MONEY MARKET FUNDS—0.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	171,298	171,298
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	63,436	63,436

		234,734

TOTAL SHORT-TERM INVESTMENTS
(Cost: $234,734)		234,734

TOTAL INVESTMENTS IN SECURITIES—99.98%
(Cost: $130,720,933)		123,873,055
Other Assets, Less Liabilities—0.02%		28,506

NET ASSETS—100.00%		$123,901,561

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—0.37%
Omnicom Group Inc.	16,550	$706,520

		706,520
AEROSPACE & DEFENSE—5.67%
Boeing Co. (The)	34,626	2,115,995
General Dynamics Corp.	17,344	1,546,044
Lockheed Martin Corp.	16,768	1,749,405
Northrop Grumman Corp.	16,430	1,107,218
Raytheon Co.	21,829	1,242,725
United Technologies Corp.	46,755	2,991,385

		10,752,772
AGRICULTURE—3.73%
Archer-Daniels-Midland Co.	30,310	867,775
Bunge Ltd.	6,232	616,469
Philip Morris International Inc.	108,301	5,593,747

		7,077,991
AUTO MANUFACTURERS—0.40%
PACCAR Inc.	18,058	759,520

		759,520
AUTO PARTS & EQUIPMENT—0.48%
Johnson Controls Inc.	30,387	916,472

		916,472
BANKS—1.10%
Bank of New York Mellon Corp. (The)	58,761	2,086,016

		2,086,016
BEVERAGES—4.21%
Anheuser-Busch Companies Inc.	36,860	2,497,634
PepsiCo Inc.	82,322	5,479,352

		7,976,986
BIOTECHNOLOGY—1.85%
Amgen Inc.(a)	56,111	3,514,232

		3,514,232
CHEMICALS—1.07%
E.I. du Pont de Nemours and Co.	46,392	2,032,434

		2,032,434
COMMERCIAL SERVICES—1.10%
Accenture Ltd.	30,864	1,288,881
McKesson Corp.	14,314	801,441

		2,090,322

COMPUTERS—9.25%
Dell Inc.(a)	92,862	2,281,619
Hewlett-Packard Co.	127,225	5,699,680
International Business Machines Corp.	71,443	9,143,275
Sun Microsystems Inc.(a)	40,357	428,995

		17,553,569
COSMETICS & PERSONAL CARE—5.97%
Avon Products Inc.	22,031	934,114
Procter & Gamble Co. (The)	158,824	10,399,796

		11,333,910
DIVERSIFIED FINANCIAL SERVICES—1.65%
American Express Co.	52,881	1,962,943
Merrill Lynch & Co. Inc.	43,676	1,163,965

		3,126,908
ELECTRIC—3.68%
Entergy Corp.	9,925	1,061,181
Exelon Corp.	34,085	2,679,763
FPL Group Inc.	19,184	1,237,944
PPL Corp.	19,204	901,820
Public Service Enterprise Group Inc.	26,239	1,096,790

		6,977,498
ELECTRONICS—0.43%
Tyco Electronics Ltd.	24,668	817,498

		817,498
FOOD—2.01%
H.J. Heinz Co.	15,477	779,731
Kellogg Co.	12,304	652,850
Kroger Co. (The)	31,751	897,918
Safeway Inc.	22,706	606,704
Sysco Corp.	30,991	878,905

		3,816,108
HEALTH CARE - PRODUCTS—5.76%
Boston Scientific Corp.(a)	76,472	909,252
Johnson & Johnson	146,186	10,009,355

		10,918,607
HEALTH CARE - SERVICES—1.48%
Aetna Inc.	25,023	1,026,193
UnitedHealth Group Inc.	63,423	1,780,918

		2,807,111
INSURANCE—2.82%
Aflac Inc.	24,524	1,363,780
Aon Corp.	13,618	623,704
CIGNA Corp.	14,411	533,495
Marsh & McLennan Companies Inc.	26,383	745,320
Principal Financial Group Inc.	12,402	527,209
Prudential Financial Inc.	22,624	1,560,377

		5,353,885
INTERNET—0.49%
Symantec Corp.(a)	43,694	920,633

		920,633
LEISURE TIME—0.43%
Carnival Corp.	21,784	804,701

		804,701

MACHINERY—1.16%
Caterpillar Inc.	31,741	2,206,634

		2,206,634
MANUFACTURING—12.24%
Eaton Corp.	8,464	601,283
General Electric Co.	515,349	14,579,223
Honeywell International Inc.	35,332	1,796,279
Illinois Tool Works Inc.	23,358	1,094,322
Ingersoll-Rand Co. Ltd. Class A	16,334	588,024
Parker Hannifin Corp.	8,683	535,567
Textron Inc.	12,896	560,589
3M Co.	33,467	2,355,742
Tyco International Ltd.	25,033	1,115,471

		23,226,500
MEDIA—4.54%
McGraw-Hill Companies Inc. (The)	16,552	673,170
News Corp. Class A	93,731	1,324,419
News Corp. Class B	22,453	328,038
Time Warner Inc.	184,505	2,642,112
Viacom Inc. Class A(a)	636	18,005
Viacom Inc. Class B(a)	29,747	830,834
Walt Disney Co. (The)	92,059	2,793,991

		8,610,569
OFFICE & BUSINESS EQUIPMENT—0.33%
Xerox Corp.	46,416	633,114

		633,114
OIL & GAS—4.87%
Anadarko Petroleum Corp.	24,180	1,400,264
Apache Corp.	17,193	1,928,539
Devon Energy Corp.	21,631	2,052,566
Hess Corp.	14,996	1,520,594
Murphy Oil Corp.	9,791	780,636
Noble Energy Inc.	8,810	650,795
Valero Energy Corp.	27,317	912,661

		9,246,055
PHARMACEUTICALS—5.93%
Abbott Laboratories	79,402	4,473,509
Bristol-Myers Squibb Co.	101,545	2,144,630
Cardinal Health Inc.	18,399	988,578
Merck & Co. Inc.	110,770	3,644,333

		11,251,050
REAL ESTATE INVESTMENT TRUSTS—1.28%
ProLogis	13,532	661,444
Simon Property Group Inc.	11,529	1,067,931
Vornado Realty Trust	7,433	706,655

		2,436,030
RETAIL—9.10%
Best Buy Co. Inc.	17,324	688,109
Kohl’s Corp.(a)	15,036	630,159
Lowe’s Companies Inc.	75,529	1,534,749
McDonald’s Corp.	58,500	3,497,715
Sears Holdings Corp.(a)(b)	3,706	300,186
Staples Inc.	36,499	821,228
Target Corp.	36,889	1,668,489
TJX Companies Inc. (The)	21,954	740,069
Wal-Mart Stores Inc.	125,900	7,380,258

		17,260,962

SEMICONDUCTORS—3.47%
Intel Corp.	296,461	6,578,470

		6,578,470
TELECOMMUNICATIONS—0.50%
Motorola Inc.	108,920	941,069

		941,069
TRANSPORTATION—2.52%
FedEx Corp.	14,716	1,160,209
Norfolk Southern Corp.	19,420	1,396,686
United Parcel Service Inc. Class B	35,191	2,219,848

		4,776,743

TOTAL COMMON STOCKS
(Cost: $194,268,495)		189,510,889

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.31%

MONEY MARKET FUNDS—0.31%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	303,786	303,786
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	288,489	288,489

		592,275

TOTAL SHORT-TERM INVESTMENTS
(Cost: $592,275)		592,275

TOTAL INVESTMENTS IN SECURITIES—100.20%
(Cost: $194,860,770)		190,103,164
Other Assets, Less Liabilities—(0.20)%		(380,765)

NET ASSETS—100.00%		$189,722,399

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.88%

AEROSPACE & DEFENSE—0.38%
L-3 Communications Holdings Inc.	18,907	$1,865,932

		1,865,932
AGRICULTURE—2.02%
Monsanto Co.	83,420	9,936,156

		9,936,156
APPAREL—0.94%
Coach Inc.(a)	52,715	1,344,760
Nike Inc. Class B	56,092	3,291,479

		4,636,239
BANKS—1.50%
Northern Trust Corp.	33,951	2,653,950
State Street Corp.	65,722	4,708,324

		7,362,274
BEVERAGES—3.43%
Coca-Cola Co. (The)	328,170	16,900,755

		16,900,755
BIOTECHNOLOGY—3.69%
Biogen Idec Inc.(a)	45,312	3,160,965
Celgene Corp.(a)	67,100	5,065,379
Genentech Inc.(a)	71,471	6,807,613
Genzyme Corp.(a)	41,045	3,146,099

		18,180,056
CHEMICALS—2.10%
Air Products and Chemicals Inc.	30,368	2,891,337
Mosaic Co. (The)(a)	22,547	2,868,204
Praxair Inc.	48,668	4,561,652

		10,321,193
COAL—1.00%
CONSOL Energy Inc.	28,241	2,100,848
Peabody Energy Corp.	41,707	2,821,479

		4,922,327
COMMERCIAL SERVICES—1.66%
Visa Inc. Class A(a)	68,858	5,030,766
Western Union Co.	113,803	3,145,515

		8,176,281
COMPUTERS—5.33%
Apple Inc.(a)	134,961	21,452,051
EMC Corp.(a)	318,663	4,783,132

		26,235,183

COSMETICS & PERSONAL CARE—1.18%
Colgate-Palmolive Co.	78,387	5,821,803

		5,821,803
DIVERSIFIED FINANCIAL SERVICES—4.83%
BlackRock Inc.	3,055	662,049
Charles Schwab Corp. (The)	144,861	3,315,868
CME Group Inc.	8,388	3,020,770
Franklin Resources Inc.	24,888	2,503,982
Goldman Sachs Group Inc. (The)	55,482	10,210,907
NYSE Euronext Inc.	34,667	1,637,669
T. Rowe Price Group Inc.	40,111	2,400,643

		23,751,888
ELECTRIC—0.80%
AES Corp. (The)(a)	103,110	1,664,195
Constellation Energy Group Inc.	27,480	2,285,237

		3,949,432
ELECTRICAL COMPONENTS & EQUIPMENT—1.19%
Emerson Electric Co.	120,406	5,863,772

		5,863,772
ELECTRONICS—0.80%
Thermo Fisher Scientific Inc.(a)	64,668	3,913,707

		3,913,707
ENERGY - ALTERNATE SOURCES—0.40%
First Solar Inc.(a)	6,894	1,965,548

		1,965,548
ENGINEERING & CONSTRUCTION—0.45%
Fluor Corp.	27,164	2,209,791

		2,209,791
FOOD—0.54%
Wm. Wrigley Jr. Co.	33,667	2,658,346

		2,658,346
HEALTH CARE - PRODUCTS—5.46%
Baxter International Inc.	97,774	6,708,274
Becton, Dickinson and Co.	35,376	3,003,776
Medtronic Inc.	173,015	9,140,382
St. Jude Medical Inc.(a)	52,618	2,450,946
Stryker Corp.	48,254	3,097,424
Zimmer Holdings Inc.(a)	35,755	2,463,877

		26,864,679
INTERNET—5.95%
Amazon.com Inc.(a)	46,548	3,553,474
eBay Inc.(a)	174,290	4,386,879
Google Inc. Class A(a)	36,713	17,392,784
Yahoo! Inc.(a)	198,732	3,952,779

		29,285,916
LODGING—0.68%
Las Vegas Sands Corp.(a)(b)	16,176	736,332
Marriott International Inc. Class A	47,745	1,237,073
MGM MIRAGE(a)	14,775	428,771
Wynn Resorts Ltd.(b)	9,653	940,974

		3,343,150

MACHINERY—0.96%
Deere & Co.	67,150	4,711,244

		4,711,244
MANUFACTURING—0.61%
Danaher Corp.	37,932	3,021,284

		3,021,284
MEDIA—3.11%
Comcast Corp. Class A	290,637	5,992,935
Comcast Corp. Class A Special	140,755	2,891,108
DIRECTV Group Inc. (The)(a)	92,109	2,488,785
Liberty Global Inc. Class A(a)	25,059	722,451
Liberty Global Inc. Class C(a)	24,598	673,985
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	76,081	1,873,114
Time Warner Cable Inc. Class A(a)	24,085	684,737

		15,327,115
METAL FABRICATE & HARDWARE—0.40%
Precision Castparts Corp.	21,181	1,978,941

		1,978,941
MINING—1.81%
Freeport-McMoRan Copper & Gold Inc.	58,783	5,687,255
Newmont Mining Corp.	66,636	3,195,863

		8,883,118
OIL & GAS—4.75%
Chesapeake Energy Corp.	78,692	3,946,404
Diamond Offshore Drilling Inc.	10,119	1,207,197
EOG Resources Inc.	38,074	3,827,579
Noble Corp.	41,478	2,151,464
Southwestern Energy Co.(a)	52,816	1,917,749
Transocean Inc.(a)	48,728	6,628,470
XTO Energy Inc.	78,175	3,692,205

		23,371,068
OIL & GAS SERVICES—8.11%
Baker Hughes Inc.	47,468	3,935,572
Halliburton Co.	135,895	6,090,814
National Oilwell Varco Inc.(a)	63,445	4,988,680
Schlumberger Ltd.	183,754	18,669,406
Smith International Inc.	30,890	2,297,598
Weatherford International Ltd.(a)	104,668	3,949,124

		39,931,194
PHARMACEUTICALS—4.38%
Allergan Inc.	47,496	2,466,467
Express Scripts Inc.(a)	32,909	2,321,401
Gilead Sciences Inc.(a)	141,739	7,651,071
Medco Health Solutions Inc.(a)	77,981	3,866,298
Schering-Plough Corp.	249,515	5,259,776

		21,565,013
PIPELINES—0.59%
Williams Companies Inc. (The)	90,040	2,885,782

		2,885,782
REAL ESTATE INVESTMENT TRUSTS—0.33%
Public Storage	19,856	1,626,008

		1,626,008

RETAIL—4.43%
Costco Wholesale Corp.	67,464	4,228,644
CVS Caremark Corp.	220,620	8,052,630
Starbucks Corp.(a)	112,818	1,657,296
Walgreen Co.	152,826	5,248,045
Yum! Brands Inc.	73,107	2,618,693

		21,805,308
SEMICONDUCTORS—2.08%
Applied Materials Inc.	208,822	3,616,797
MEMC Electronic Materials Inc.(a)	35,389	1,635,326
Texas Instruments Inc.	204,511	4,985,978

		10,238,101
SOFTWARE—12.05%
Adobe Systems Inc.(a)	81,839	3,384,043
Automatic Data Processing Inc.	79,784	3,407,575
Electronic Arts Inc.(a)	49,181	2,123,636
MasterCard Inc. Class A	10,853	2,649,760
Microsoft Corp.	1,285,364	33,059,562
Oracle Corp.(a)	605,165	13,029,202
Paychex Inc.	50,055	1,647,811

		59,301,589
TELECOMMUNICATIONS—8.84%
American Tower Corp. Class A(a)	61,174	2,563,191
Cisco Systems Inc.(a)	918,877	20,206,105
Corning Inc.	241,212	4,826,652
Juniper Networks Inc.(a)	80,565	2,097,107
QUALCOMM Inc.	249,154	13,788,182

		43,481,237
TRANSPORTATION—3.10%
Burlington Northern Santa Fe Corp.	43,305	4,509,350
CSX Corp.	62,111	4,197,461
Union Pacific Corp.	79,680	6,568,819

		15,275,630

TOTAL COMMON STOCKS
(Cost: $486,560,571)		491,567,060

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.43%

MONEY MARKET FUNDS—0.43%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	484,967	484,967
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	1,640,637	1,640,637

		2,125,604

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,125,604)		2,125,604

TOTAL INVESTMENTS IN SECURITIES—100.31%
(Cost: $488,686,175)		493,692,664
Other Assets, Less Liabilities—(0.31)%		(1,503,083)

NET ASSETS—100.00%		$492,189,581

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.84%

AGRICULTURE—1.82%
Altria Group Inc.	157,718	$3,209,561
Reynolds American Inc.	12,850	717,415

		3,926,976
AUTO MANUFACTURERS—0.55%
Ford Motor Co.(a)	162,734	781,123
General Motors Corp.(b)	36,922	408,727

		1,189,850
BANKS—13.76%
Bank of America Corp.	342,466	11,267,131
BB&T Corp.	41,439	1,161,121
PNC Financial Services Group Inc. (The)	25,993	1,853,041
Regions Financial Corp.	52,245	495,283
SunTrust Banks Inc.	26,277	1,078,934
U.S. Bancorp	129,749	3,971,617
Wachovia Corp.	162,306	2,803,025
Wells Fargo & Co.	234,180	7,088,629

		29,718,781
CHEMICALS—1.08%
Dow Chemical Co. (The)	69,945	2,329,868

		2,329,868
DIVERSIFIED FINANCIAL SERVICES—11.34%
Capital One Financial Corp.	28,034	1,173,503
Citigroup Inc.	409,146	7,646,939
Federal Home Loan Mortgage Corp.	48,709	397,953
Federal National Mortgage Association	73,329	843,283
JPMorgan Chase & Co.	259,512	10,543,973
Lehman Brothers Holdings Inc.	52,210	905,321
Morgan Stanley	75,710	2,989,031

		24,500,003
ELECTRIC—4.91%
American Electric Power Co. Inc.	30,142	1,190,609
Dominion Resources Inc.	43,248	1,910,697
Duke Energy Corp.	94,256	1,657,020
Edison International	22,494	1,087,360
FirstEnergy Corp.	22,910	1,685,030
PG&E Corp.	26,767	1,031,332
Southern Co. (The)	57,691	2,041,684

		10,603,732
ENVIRONMENTAL CONTROL—0.61%
Waste Management Inc.	37,229	1,323,119

		1,323,119

FOOD—2.58%
Campbell Soup Co.	17,640	641,743
General Mills Inc.	25,240	1,625,204
Kraft Foods Inc.	104,183	3,315,103

		5,582,050
FOREST PRODUCTS & PAPER—0.39%
Weyerhaeuser Co.	15,710	839,857

		839,857
GAS—0.45%
Sempra Energy	17,519	983,867

		983,867
HEALTH CARE - PRODUCTS—0.85%
Covidien Ltd.	37,150	1,829,266

		1,829,266
HEALTH CARE - SERVICES—0.96%
WellPoint Inc.(a)	39,545	2,074,135

		2,074,135
HOUSEHOLD PRODUCTS & WARES—0.85%
Kimberly-Clark Corp.	31,592	1,826,965

		1,826,965
INSURANCE—7.58%
ACE Ltd.	25,020	1,268,514
Allstate Corp. (The)	41,394	1,913,231
American International Group Inc.	175,805	4,579,720
Chubb Corp.	27,827	1,336,809
Hartford Financial Services Group Inc. (The)	23,772	1,506,907
Lincoln National Corp.	19,428	926,716
Loews Corp.	26,628	1,186,544
MetLife Inc.	32,539	1,652,005
Travelers Companies Inc. (The)	45,447	2,005,122

		16,375,568
IRON & STEEL—1.23%
Nucor Corp.	21,415	1,225,366
United States Steel Corp.	8,904	1,427,845

		2,653,211
MEDIA—0.34%
CBS Corp. Class A	1,051	17,215
CBS Corp. Class B	43,914	718,433

		735,648
MINING—0.96%
Alcoa Inc.	61,204	2,065,635

		2,065,635
OIL & GAS—28.70%
Chevron Corp.	156,069	13,197,195
ConocoPhillips	107,296	8,757,499
Exxon Mobil Corp.	404,472	32,531,683
Marathon Oil Corp.	53,381	2,640,758
Occidental Petroleum Corp.	61,819	4,873,192

		62,000,327
PHARMACEUTICALS—7.90%
Eli Lilly and Co.	72,673	3,423,625
Pfizer Inc.	513,281	9,582,956
Wyeth	100,270	4,062,940

		17,069,521

PIPELINES—0.59%
Spectra Energy Corp.	47,129	1,280,495

		1,280,495
RETAIL—1.69%
Gap Inc. (The)	40,188	647,831
Home Depot Inc.	126,254	3,008,633

		3,656,464
SAVINGS & LOANS—0.16%
Washington Mutual Inc.	66,024	351,908

		351,908
TELECOMMUNICATIONS—10.54%
AT&T Inc.	446,484	13,756,172
Sprint Nextel Corp.	208,742	1,699,160
Verizon Communications Inc.	214,938	7,316,490

		22,771,822

TOTAL COMMON STOCKS
(Cost: $269,986,838)		215,689,068

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.37%

MONEY MARKET FUNDS—0.37%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	371,969	371,969
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	428,409	428,409

		800,378

TOTAL SHORT-TERM INVESTMENTS
(Cost: $800,378)		800,378

TOTAL INVESTMENTS IN SECURITIES—100.21%
(Cost: $270,787,216)		216,489,446
Other Assets, Less Liabilities—(0.21)%		(444,086)

NET ASSETS—100.00%		$216,045,360

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.81%

ADVERTISING—0.45%
Interpublic Group of Companies Inc. (The)(a)(b)	60,485	$531,663

		531,663
AEROSPACE & DEFENSE—1.61%
Alliant Techsystems Inc.(a)	4,225	418,233
DRS Technologies Inc.	5,284	416,379
Goodrich Corp.	16,089	790,613
Spirit AeroSystems Holdings Inc. Class A(a)	13,215	286,237

		1,911,462
AIRLINES—1.24%
Southwest Airlines Co.	94,545	1,473,957

		1,473,957
APPAREL—0.42%
Hanesbrands Inc.(a)	12,365	265,106
Phillips-Van Heusen Corp.	6,590	233,286

		498,392
AUTO MANUFACTURERS—0.14%
Oshkosh Corp.	9,520	171,741

		171,741
AUTO PARTS & EQUIPMENT—1.13%
BorgWarner Inc.	14,954	602,945
Goodyear Tire & Rubber Co. (The)(a)	30,897	606,508
TRW Automotive Holdings Corp.(a)	6,862	127,290

		1,336,743
BEVERAGES—1.47%
Brown-Forman Corp. Class A	1,939	140,384
Brown-Forman Corp. Class B	7,188	517,248
Molson Coors Brewing Co. Class A	180	9,659
Molson Coors Brewing Co. Class B	19,985	1,078,590

		1,745,881
BUILDING MATERIALS—0.46%
Owens Corning(a)	11,406	296,670
USG Corp.(a)(b)	8,590	246,533

		543,203
CHEMICALS—4.87%
Airgas Inc.	9,106	521,592
Albemarle Corp.	11,765	458,011
CF Industries Holdings Inc.	7,259	1,186,556
Cytec Industries Inc.	6,098	329,658
FMC Corp.	9,657	718,191
Huntsman Corp.	12,301	166,063
International Flavors & Fragrances Inc.	10,464	420,862

Lubrizol Corp.	8,833	439,883
Rockwood Holdings Inc.(a)	5,817	221,919
Sherwin-Williams Co. (The)	12,919	687,937
Terra Industries Inc.	11,778	636,012

		5,786,684
COMMERCIAL SERVICES—4.83%
Equifax Inc.	16,719	586,670
H&R Block Inc.	42,042	1,022,882
Hewitt Associates Inc. Class A(a)	11,469	422,633
Interactive Data Corp.	4,655	134,064
Manpower Inc.	10,275	493,200
Moody’s Corp.	26,996	939,731
Quanta Services Inc.(a)	22,000	679,360
Robert Half International Inc.	20,443	517,003
SAIC Inc.(a)	23,794	449,469
Service Corp. International	33,495	320,547
Weight Watchers International Inc.	4,692	167,786

		5,733,345
COMPUTERS—3.50%
Affiliated Computer Services Inc. Class A(a)	11,523	555,409
Brocade Communications Systems Inc.(a)	48,477	327,220
Cadence Design Systems Inc.(a)	33,077	244,439
Diebold Inc.	8,420	311,372
DST Systems Inc.(a)	5,577	337,018
NCR Corp.(a)	21,604	580,283
Synopsys Inc.(a)	18,326	440,191
Teradata Corp.(a)	23,218	543,766
Western Digital Corp.(a)	28,434	818,615

		4,158,313
COSMETICS & PERSONAL CARE—0.78%
Alberto-Culver Co.	11,683	313,455
Estee Lauder Companies Inc. (The) Class A	13,840	610,344

		923,799
DISTRIBUTION & WHOLESALE—0.63%
W.W. Grainger Inc.	8,317	744,455

		744,455
DIVERSIFIED FINANCIAL SERVICES—1.49%
Federated Investors Inc. Class B	12,388	407,070
Jefferies Group Inc.	14,628	277,786
Legg Mason Inc.	17,871	721,095
Raymond James Financial Inc.	12,547	362,608

		1,768,559
ELECTRIC—1.29%
DPL Inc.	14,610	370,802
Mirant Corp.(a)	26,673	816,461
Sierra Pacific Resources Corp.	29,979	339,962

		1,527,225
ELECTRICAL COMPONENTS & EQUIPMENT—0.80%
Energizer Holdings Inc.(a)	7,349	524,278
Molex Inc.	8,613	211,277
Molex Inc. Class A	9,271	214,253

		949,808
ELECTRONICS—2.60%
Applied Biosystems Inc.	21,665	800,088

Avnet Inc.(a)	19,285	525,709
AVX Corp.	6,589	66,351
Garmin Ltd.(b)	16,422	585,773
Gentex Corp.	18,374	284,062
Jabil Circuit Inc.	23,684	385,102
PerkinElmer Inc.	15,301	445,259

		3,092,344
ENGINEERING & CONSTRUCTION—0.91%
KBR Inc.	21,888	623,808
URS Corp.(a)	10,899	456,886

		1,080,694
ENTERTAINMENT—0.73%
International Game Technology Inc.	39,901	866,251

		866,251
ENVIRONMENTAL CONTROL—0.93%
Nalco Holding Co.	18,119	425,796
Republic Services Inc.	20,886	678,795

		1,104,591
FOOD—1.45%
Corn Products International Inc.	9,520	442,775
Hershey Co. (The)	20,009	735,731
McCormick & Co. Inc. NVS	13,681	548,608

		1,727,114
FOREST PRODUCTS & PAPER—0.48%
MeadWestvaco Corp.	21,197	568,292

		568,292
GAS—0.43%
Energen Corp.	8,397	505,499

		505,499
HAND & MACHINE TOOLS—0.60%
Kennametal Inc.	9,919	295,189
Lincoln Electric Holdings Inc.	5,240	421,034

		716,223
HEALTH CARE - PRODUCTS—0.69%
Beckman Coulter Inc.	8,080	584,507
Kinetic Concepts Inc.(a)	6,862	239,827

		824,334
HEALTH CARE - SERVICES—4.09%
Brookdale Senior Living Inc.	5,285	80,649
Community Health Systems Inc.(a)	12,368	407,897
Coventry Health Care Inc.(a)	19,555	691,660
Humana Inc.(a)	21,946	963,649
Laboratory Corp. of America Holdings(a)	14,237	962,136
Quest Diagnostics Inc.	19,381	1,030,294
Tenet Healthcare Corp.(a)	60,911	352,675
Universal Health Services Inc. Class B	6,073	368,145

		4,857,105
HOLDING COMPANIES - DIVERSIFIED—0.59%
Walter Industries Inc.	6,717	704,412

		704,412
HOME BUILDERS—0.28%
Toll Brothers Inc.(a)	16,488	331,244

		331,244

HOME FURNISHINGS—0.26%
Harman International Industries Inc.	7,501	308,816

		308,816
HOUSEHOLD PRODUCTS & WARES—0.82%
Clorox Co. (The)	17,831	971,789

		971,789
INSURANCE—1.19%
Alleghany Corp.(a)	763	240,551
Brown & Brown Inc.	14,619	256,856
Markel Corp.(a)	1,286	466,818
Philadelphia Consolidated Holding Corp.(a)	7,770	454,156

		1,418,381
INTERNET—1.25%
Check Point Software Technologies Ltd.(a)	22,689	517,990
Expedia Inc.(a)	26,946	527,333
IAC/InterActiveCorp(a)	24,901	434,771

		1,480,094
IRON & STEEL—1.34%
Allegheny Technologies Inc.	12,234	578,546
Carpenter Technology Corp.	6,131	237,270
Steel Dynamics Inc.	24,525	776,952

		1,592,768
LODGING—0.64%
Starwood Hotels & Resorts Worldwide Inc.	22,207	761,478

		761,478
MACHINERY—3.04%
Cummins Inc.	23,539	1,561,577
Graco Inc.	7,862	284,840
IDEX Corp.	10,466	395,929
Rockwell Automation Inc.	16,912	752,753
Terex Corp.(a)	13,109	620,449

		3,615,548
MANUFACTURING—4.90%
AptarGroup Inc.	8,211	317,766
Cooper Industries Ltd.	26,217	1,105,571
Donaldson Co. Inc.	8,875	400,351
Dover Corp.	24,391	1,210,525
Harsco Corp.	10,839	586,390
ITT Industries Inc.	23,372	1,564,989
Pall Corp.	15,756	636,858

		5,822,450
MEDIA—1.71%
Cablevision Systems Corp.(a)	30,030	729,128
Dish Network Corp. Class A(a)	27,113	797,664
E.W. Scripps Co. (The) Class A	3,472	24,026
Washington Post Co. (The) Class B	772	477,289

		2,028,107
MINING—0.63%
Vulcan Materials Co.(b)	11,748	754,104

		754,104

OIL & GAS—5.70%
Frontier Oil Corp.	13,340	243,455
Helmerich & Payne Inc.	12,312	728,009
Holly Corp.	5,410	154,618
Nabors Industries Ltd.(a)	36,244	1,321,456
Newfield Exploration Co.(a)	16,961	830,750
Pioneer Natural Resources Co.	15,390	914,935
Pride International Inc.(a)	21,354	827,681
Rowan Companies Inc.	14,506	577,339
St. Mary Land & Exploration Co.	7,937	337,799
Tesoro Corp.	17,527	270,617
Unit Corp.(a)	6,067	409,826
W&T Offshore Inc.	3,502	154,998

		6,771,483
OIL & GAS SERVICES—1.57%
BJ Services Co.	37,761	1,110,173
Helix Energy Solutions Group Inc.(a)	10,736	342,800
Tidewater Inc.	6,793	407,172

		1,860,145
PACKAGING & CONTAINERS—2.06%
Ball Corp.	12,578	560,727
Crown Holdings Inc.(a)	20,611	577,726
Owens-Illinois Inc.(a)	21,503	908,287
Pactiv Corp.(a)	16,725	403,240

		2,449,980
PHARMACEUTICALS—4.26%
AmerisourceBergen Corp.	20,759	869,179
Barr Pharmaceuticals Inc.(a)	13,821	911,910
Forest Laboratories Inc.(a)	40,168	1,426,366
Hospira Inc.(a)	20,511	782,700
Mylan Inc.(a)	39,039	506,336
Warner Chilcott Ltd. Class A(a)	10,939	184,978
Watson Pharmaceuticals Inc.(a)	13,112	379,068

		5,060,537
PIPELINES—2.36%
El Paso Corp.	90,859	1,629,103
Questar Corp.	22,175	1,172,614

		2,801,717
REAL ESTATE—0.64%
CB Richard Ellis Group Inc. Class A(a)	23,233	326,424
Forest City Enterprises Inc. Class A	8,394	218,832
Forest City Enterprises Inc. Class B	765	19,974
Jones Lang LaSalle Inc.	4,069	193,847

		759,077
REAL ESTATE INVESTMENT TRUSTS—10.75%
AMB Property Corp.	12,618	617,777
AvalonBay Communities Inc.	9,905	987,628
Boston Properties Inc.	15,323	1,473,919
BRE Properties Inc. Class A	6,559	320,604
Camden Property Trust	6,759	332,408
Douglas Emmett Inc.	13,832	325,467
Equity Residential	34,913	1,507,194
Essex Property Trust Inc.	3,273	397,179
Federal Realty Investment Trust	7,581	550,456
General Growth Properties Inc.	32,389	887,782
HCP Inc.	30,265	1,091,659
Host Hotels & Resorts Inc.	67,098	879,655
Kimco Realty Corp.	28,266	997,507

Realty Income Corp.(b)	12,957	326,387
Regency Centers Corp.	8,929	531,275
Taubman Centers Inc.	6,749	323,952
UDR Inc.	16,506	421,563
Ventas Inc.	17,740	795,816

		12,768,228
RETAIL—5.38%
Advance Auto Parts Inc.	12,201	501,339
American Eagle Outfitters Inc.	22,592	316,288
AutoZone Inc.(a)	5,476	713,468
Bed Bath & Beyond Inc.(a)	33,750	939,262
Burger King Holdings Inc.	11,847	317,855
Dollar Tree Inc.(a)	11,634	436,275
Nordstrom Inc.	22,108	635,384
O’Reilly Automotive Inc.(a)	17,231	440,080
PetSmart Inc.	16,406	372,580
Ross Stores Inc.	17,179	652,115
Tiffany & Co.	16,364	618,396
Wendy’s International Inc.	11,193	256,879
Williams-Sonoma Inc.	10,982	191,526

		6,391,447
SAVINGS & LOANS—0.31%
People’s United Financial Inc.	21,973	373,102

		373,102
SEMICONDUCTORS—4.91%
Analog Devices Inc.	37,368	1,140,098
Linear Technology Corp.	26,574	825,123
LSI Corp.(a)	82,050	569,427
Microchip Technology Inc.	24,318	776,474
Micron Technology Inc.(a)	97,288	469,901
National Semiconductor Corp.	31,256	654,813
ON Semiconductor Corp.(a)	51,036	479,228
Xilinx Inc.	36,919	916,699

		5,831,763
SOFTWARE—4.34%
BMC Software Inc.(a)	24,763	814,455
CA Inc.	53,009	1,264,795
Fidelity National Information Services Inc.	25,062	474,925
Fiserv Inc.(a)	21,259	1,016,605
IMS Health Inc.	23,390	488,851
Metavante Technologies Inc.(a)	11,499	255,968
Sybase Inc.(a)	10,062	338,184
Total System Services Inc.	25,580	500,856

		5,154,639
TELECOMMUNICATIONS—1.66%
Amdocs Ltd.(a)	24,679	750,488
Level 3 Communications Inc.(a)	199,112	676,981
Telephone and Data Systems Inc.	6,798	288,235
Telephone and Data Systems Inc. Special	6,542	258,736

		1,974,440
TOYS, GAMES & HOBBIES—0.53%
Hasbro Inc.	16,157	625,599

		625,599
TRANSPORTATION—0.44%
J.B. Hunt Transport Services Inc.	14,144	523,045

		523,045

WATER—0.23%
Aqua America Inc.	17,141	271,685

		271,685

TOTAL COMMON STOCKS
(Cost: $125,109,252)		118,553,755

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.48%

MONEY MARKET FUNDS—1.48%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	219,799	219,799
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	1,542,830	1,542,830

		1,762,629

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,762,629)		1,762,629

TOTAL INVESTMENTS IN SECURITIES—101.29%
(Cost: $126,871,881)		120,316,384
Other Assets, Less Liabilities—(1.29)%		(1,537,133)

NET ASSETS—100.00%		$118,779,251

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.99%

ADVERTISING—0.27%
Lamar Advertising Co.(a)(b)	33,422	$1,269,367

		1,269,367
AEROSPACE & DEFENSE—1.12%
BE Aerospace Inc.(a)	46,845	1,202,980
Rockwell Collins Inc.	81,349	4,042,232

		5,245,212
APPAREL—0.58%
Guess? Inc.	30,721	972,934
Polo Ralph Lauren Corp.	29,506	1,745,870

		2,718,804
AUTO PARTS & EQUIPMENT—0.32%
WABCO Holdings Inc.	33,274	1,502,654

		1,502,654
BEVERAGES—0.18%
Hansen Natural Corp.(a)(b)	37,455	856,221

		856,221
BIOTECHNOLOGY—2.81%
Alexion Pharmaceuticals Inc.(a)	19,364	1,815,375
Charles River Laboratories International Inc.(a)	34,363	2,283,765
Illumina Inc.(a)(b)	28,466	2,654,170
Invitrogen Corp.(a)	45,312	2,009,587
Millipore Corp.(a)	27,617	1,942,856
Vertex Pharmaceuticals Inc.(a)	71,026	2,450,397

		13,156,150
BUILDING MATERIALS—0.47%
Martin Marietta Materials Inc.(b)	20,876	2,191,354

		2,191,354
CHEMICALS—1.58%
Ecolab Inc.	89,151	3,985,050
Sigma-Aldrich Corp.	56,117	3,408,547

		7,393,597

COAL—2.56%
Alpha Natural Resources Inc.(a)	35,577	3,520,344
Arch Coal Inc.	72,456	4,079,997
Foundation Coal Holdings Inc.	22,999	1,366,141
Massey Energy Co.	40,691	3,021,307

		11,987,789
COMMERCIAL SERVICES—5.11%
Alliance Data Systems Corp.(a)	39,804	2,553,427
Apollo Group Inc. Class A(a)	68,882	4,290,660
ChoicePoint Inc.(a)	34,390	1,645,561
Corrections Corp. of America(a)	63,336	1,775,308
DeVry Inc.	31,338	1,780,312
FTI Consulting Inc.(a)	25,404	1,807,749
Genpact Ltd.(a)	28,694	380,482
Iron Mountain Inc.(a)	92,154	2,672,466
ITT Educational Services Inc.(a)	19,682	1,743,432
Monster Worldwide Inc.(a)	60,793	1,078,468
Morningstar Inc.(a)	8,886	559,463
Pharmaceutical Product Development Inc.	53,326	2,033,854
Strayer Education Inc.	7,193	1,601,881

		23,923,063
COMPUTERS—3.03%
Cognizant Technology Solutions Corp.(a)	145,499	4,084,157
FactSet Research Systems Inc.	22,711	1,309,743
IHS Inc. Class A(a)	23,019	1,432,472
MICROS Systems Inc.(a)	41,813	1,324,636
NetApp Inc.(a)	174,188	4,450,503
SanDisk Corp.(a)	113,480	1,600,068

		14,201,579
DISTRIBUTION & WHOLESALE—1.04%
Fastenal Co.	70,417	3,440,575
LKQ Corp.(a)	68,742	1,409,211

		4,849,786
DIVERSIFIED FINANCIAL SERVICES—4.22%
Affiliated Managers Group Inc.(a)	20,578	1,777,939
Eaton Vance Corp.	58,334	2,166,525
IntercontinentalExchange Inc.(a)	35,494	3,542,301
Janus Capital Group Inc.	83,055	2,519,889
NASDAQ OMX Group Inc. (The)(a)	79,831	2,216,907
NYMEX Holdings Inc.	44,396	3,639,584
TD Ameritrade Holding Corp.(a)	122,218	2,433,360
Waddell & Reed Financial Inc. Class A	43,724	1,460,382

		19,756,887
ELECTRIC—3.10%
Allegheny Energy Inc.	84,629	4,096,044
Calpine Corp.(a)	178,208	3,100,819
Dynegy Inc. Class A(a)	252,041	1,696,236
ITC Holdings Corp.	25,077	1,307,013
NRG Energy Inc.(a)	119,661	4,342,498

		14,542,610

ELECTRICAL COMPONENTS & EQUIPMENT—0.88%
AMETEK Inc.	53,652	2,567,785
General Cable Corp.(a)(b)	26,848	1,547,250

		4,115,035
ELECTRONICS—5.04%
Agilent Technologies Inc.(a)	184,748	6,662,013
Amphenol Corp. Class A	88,600	4,223,562
FLIR Systems Inc.(a)	69,457	2,829,678
Itron Inc.(a)	17,245	1,592,231
Mettler-Toledo International Inc.(a)	17,609	1,893,144
National Instruments Corp.	28,549	972,093
Trimble Navigation Ltd.(a)	60,806	2,018,759
Waters Corp.(a)	50,540	3,433,688

		23,625,168
ENERGY - ALTERNATE SOURCES—0.71%
Covanta Holding Corp.(a)	61,913	1,742,232
SunPower Corp. Class A(a)(b)	20,391	1,606,199

		3,348,431
ENGINEERING & CONSTRUCTION—3.76%
AECOM Technology Corp.(a)	37,176	1,058,401
Foster Wheeler Ltd.(a)	72,734	4,129,109
Jacobs Engineering Group Inc.(a)	60,722	4,696,239
McDermott International Inc.(a)	114,754	5,470,323
Shaw Group Inc. (The)(a)	39,445	2,279,921

		17,633,993
ENTERTAINMENT—0.65%
DreamWorks Animation SKG Inc. Class A(a)	30,257	898,633
Penn National Gaming Inc.(a)	37,790	1,078,149
Scientific Games Corp. Class A(a)(b)	34,861	1,057,683

		3,034,465
ENVIRONMENTAL CONTROL—0.56%
Stericycle Inc.(a)	43,627	2,606,713

		2,606,713
FOOD—0.33%
Whole Foods Market Inc.(b)	70,473	1,562,386

		1,562,386
HEALTH CARE - PRODUCTS—7.11%
C.R. Bard Inc.	50,243	4,664,560
DENTSPLY International Inc.	70,522	2,838,510
Edwards Lifesciences Corp.(a)	27,925	1,750,339
Gen-Probe Inc.(a)	27,325	1,456,969
Henry Schein Inc.(a)(b)	45,585	2,441,533
Hologic Inc.(a)(b)	129,186	2,386,065
IDEXX Laboratories Inc.(a)	30,691	1,641,968

Intuitive Surgical Inc.(a)	19,338	6,019,726
Inverness Medical Innovations Inc.(a)	39,183	1,320,859
Patterson Companies Inc.(a)	61,083	1,907,622
ResMed Inc.(a)	39,224	1,483,452
TECHNE Corp.(a)	19,923	1,584,277
Varian Medical Systems Inc.(a)	63,754	3,825,240

		33,321,120
HEALTH CARE - SERVICES—1.52%
Covance Inc.(a)	32,266	2,962,019
DaVita Inc.(a)	53,384	2,981,496
Pediatrix Medical Group Inc.(a)	23,957	1,165,508

		7,109,023
HOLDING COMPANIES - DIVERSIFIED—0.83%
Leucadia National Corp.	87,266	3,906,899

		3,906,899
HOUSEHOLD PRODUCTS & WARES—0.54%
Church & Dwight Co. Inc.	33,641	1,845,882
Fossil Inc.(a)	24,717	661,921

		2,507,803
INTERNET—2.39%
Akamai Technologies Inc.(a)(b)	84,088	1,962,614
Equinix Inc.(a)(b)	15,944	1,297,204
McAfee Inc.(a)	82,133	2,689,856
Priceline.com Inc.(a)(b)	17,630	2,026,568
VeriSign Inc.(a)(b)	98,393	3,201,708

		11,177,950
IRON & STEEL—1.83%
AK Steel Holding Corp.	56,428	3,583,178
Cleveland-Cliffs Inc.	45,797	4,964,853

		8,548,031
MACHINERY—3.42%
AGCO Corp.(a)	46,283	2,770,037
Bucyrus International Inc.	37,889	2,652,609
Flowserve Corp.	29,161	3,888,328
Joy Global Inc.	54,681	3,949,062
Manitowoc Co. Inc. (The)	65,694	1,731,694
Zebra Technologies Corp. Class A(a)	32,721	1,008,134

		15,999,864
MANUFACTURING—1.63%
Brink’s Co. (The)	21,057	1,452,091
Roper Industries Inc.	45,244	2,768,028
SPX Corp.	27,028	3,426,610

		7,646,729
MEDIA—1.33%
Discovery Holding Co. Class A(a)	135,620	2,696,126

John Wiley & Sons Inc. Class A	24,480	1,109,923
John Wiley & Sons Inc. Class B	700	32,067
Sirius Satellite Radio Inc.(a)(b)	1,495,718	2,393,149

		6,231,265
METAL FABRICATE & HARDWARE—0.21%
Valmont Industries Inc.	9,364	1,001,105

		1,001,105
MINING—0.12%
Titanium Metals Corp.	49,492	557,280

		557,280
OIL & GAS—7.01%
Atwood Oceanics Inc.(a)	27,898	1,280,797
Cabot Oil & Gas Corp.	49,211	2,165,776
CNX Gas Corp.(a)	14,268	445,590
Continental Resources Inc.(a)	15,622	892,329
Denbury Resources Inc.(a)	123,620	3,478,667
ENSCO International Inc.	73,318	5,069,206
Petrohawk Energy Corp.(a)	110,341	3,676,562
Plains Exploration & Production Co.(a)	54,403	3,044,936
Quicksilver Resources Inc.(a)	56,115	1,467,968
Range Resources Corp.	78,101	3,792,585
SandRidge Energy Inc.(a)	41,749	2,041,109
Ultra Petroleum Corp.(a)	76,902	5,489,265

		32,844,790
OIL & GAS SERVICES—3.83%
Cameron International Corp.(a)	110,059	5,256,418
Core Laboratories NV	11,630	1,507,364
Dresser-Rand Group Inc.(a)	43,341	1,651,292
Exterran Holdings Inc.(a)	33,359	1,882,782
FMC Technologies Inc.(a)	64,807	4,003,776
Oceaneering International Inc.(a)	27,891	1,691,310
Superior Energy Services Inc.(a)	40,816	1,935,903

		17,928,845
PACKAGING & CONTAINERS—0.20%
Greif Inc. Class A	11,966	728,011
Greif Inc. Class B	4,183	225,882

		953,893
PHARMACEUTICALS—2.81%
Amylin Pharmaceuticals Inc.(a)(b)	69,449	2,191,116
BioMarin Pharmaceutical Inc.(a)	49,956	1,626,068
Cephalon Inc.(a)	34,239	2,504,925
Endo Pharmaceuticals Holdings Inc.(a)	55,070	1,274,870
ImClone Systems Inc.(a)	31,231	1,996,598
Perrigo Co.	39,654	1,397,010
Sepracor Inc.(a)	54,243	948,168
VCA Antech Inc.(a)	42,326	1,233,380

		13,172,135

PIPELINES—0.73%
Equitable Resources Inc.	65,662	3,430,839

		3,430,839
REAL ESTATE—0.35%
St. Joe Co. (The)(b)	46,490	1,628,545

		1,628,545
REAL ESTATE INVESTMENT TRUSTS—2.00%
Alexandria Real Estate Equities Inc.	16,163	1,668,991
Digital Realty Trust Inc.	30,708	1,317,680
Macerich Co. (The)	37,824	2,092,802
Nationwide Health Properties Inc.	48,864	1,813,343
SL Green Realty Corp.	29,473	2,456,280

		9,349,096
RETAIL—2.77%
Abercrombie & Fitch Co. Class A	44,102	2,435,312
CarMax Inc.(a)(b)	100,386	1,345,172
Chipotle Mexican Grill Inc. Class A(a)(b)	7,325	501,762
Chipotle Mexican Grill Inc. Class B(a)(b)	9,273	593,657
Copart Inc.(a)	33,480	1,468,433
Dick’s Sporting Goods Inc.(a)	42,982	754,334
GameStop Corp. Class A(a)	77,216	3,128,020
J. Crew Group Inc.(a)	25,943	746,121
Urban Outfitters Inc.(a)	60,264	1,989,315

		12,962,126
SAVINGS & LOANS—1.07%
Hudson City Bancorp Inc.	243,861	4,452,902
TFS Financial Corp.	50,361	573,612

		5,026,514
SEMICONDUCTORS—5.46%
Altera Corp.	151,713	3,330,100
Broadcom Corp. Class A(a)	225,923	5,487,670
Cypress Semiconductor Corp.(a)	76,176	2,075,796
Intersil Corp. Class A	62,800	1,515,364
KLA-Tencor Corp.	86,064	3,235,146
Lam Research Corp.(a)	63,245	2,080,128
Marvell Technology Group Ltd.(a)	239,758	3,546,021
NVIDIA Corp.(a)	281,156	3,216,425
Varian Semiconductor Equipment Associates Inc.(a)	37,685	1,101,156

		25,587,806
SOFTWARE—6.97%
Activision Blizzard Inc.(a)	147,429	5,304,495
ANSYS Inc.(a)	44,812	2,055,975
Autodesk Inc.(a)	113,074	3,605,930
Cerner Corp.(a)(b)	32,373	1,445,778
Citrix Systems Inc.(a)	93,766	2,497,926
Dun & Bradstreet Corp. (The)	28,659	2,769,606

Global Payments Inc.	39,929	1,768,455
Intuit Inc.(a)	152,126	4,157,604
Nuance Communications Inc.(a)	88,051	1,366,551
Red Hat Inc.(a)	96,463	2,062,379
Salesforce.com Inc.(a)	51,041	3,255,905
SEI Investments Co.	70,843	1,631,514
VMware Inc. Class A(a)(b)	20,526	735,857

		32,657,975
TELECOMMUNICATIONS—4.82%
Ciena Corp.(a)	43,811	905,573
CommScope Inc.(a)	35,392	1,578,129
Crown Castle International Corp.(a)	121,686	4,648,405
Harris Corp.	68,166	3,282,193
JDS Uniphase Corp.(a)	116,748	1,276,056
Leap Wireless International Inc.(a)	25,155	1,084,935
MetroPCS Communications Inc.(a)	92,663	1,540,986
NII Holdings Inc. Class B(a)	84,802	4,635,277
SBA Communications Corp.(a)	51,578	1,954,290
tw telecom inc.(a)	73,756	1,178,621
United States Cellular Corp.(a)	7,958	474,695

		22,559,160
TRANSPORTATION—2.72%
C.H. Robinson Worldwide Inc.	85,909	4,140,814
Expeditors International Washington Inc.	107,863	3,830,215
Kansas City Southern Industries Inc.(a)	38,916	2,140,380
Kirby Corp.(a)	27,039	1,290,301
Landstar System Inc.	26,715	1,351,245

		12,752,955

TOTAL COMMON STOCKS
(Cost: $496,004,063)		468,383,012

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.79%

MONEY MARKET FUNDS—5.79%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	465,073	465,073
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	26,637,501	26,637,501

		27,102,574

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,102,574)		27,102,574

TOTAL INVESTMENTS IN SECURITIES—105.78%
(Cost: $523,106,637)		495,485,586

SHORT POSITIONS(f)—(0.04)%

COMMON STOCKS—(0.04)%
John Bean Technologies Corp.	(13,988)	(202,826)

		(202,826)

TOTAL SHORT POSITIONS
(Proceeds: $202,935)		(202,826)
Other Assets, Less Liabilities—(5.74)%		(26,859,246)

NET ASSETS—100.00%		$468,423,514

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.83%

AGRICULTURE—2.30%
Lorillard Inc.(a)	24,472	$1,642,316
UST Inc.	19,735	1,038,258

		2,680,574
AIRLINES—0.52%
Delta Air Lines Inc.(a)(b)	41,165	310,384
Northwest Airlines Corp.(a)	32,928	301,620

		612,004
APPAREL—0.76%
VF Corp.	12,309	881,078

		881,078
BANKS—7.60%
Associated Banc-Corp.	16,785	280,142
Bank of Hawaii Corp.	6,846	344,970
BOK Financial Corp.	3,170	126,800
City National Corp.	5,583	274,293
Comerica Inc.	21,284	611,276
Commerce Bancshares Inc.	8,263	360,515
Cullen/Frost Bankers Inc.	7,788	410,739
Discover Financial Services LLC	61,611	902,601
Fifth Third Bancorp	69,169	966,291
Huntington Bancshares Inc.	51,639	362,506
KeyCorp	64,895	684,642
M&T Bank Corp.	11,112	782,063
Marshall & Ilsley Corp.	34,224	520,205
National City Corp.(b)	90,524	428,179
Popular Inc.(b)	35,930	246,839
Synovus Financial Corp.	38,577	366,867
UnionBanCal Corp.	7,518	403,867
Valley National Bancorp	17,731	350,010
Zions Bancorporation	15,072	441,157

		8,863,962
BEVERAGES—1.80%
Coca-Cola Enterprises Inc.	45,013	762,070
Constellation Brands Inc. Class A(a)	27,097	583,127
Constellation Brands Inc. Class B(a)	341	7,318
Pepsi Bottling Group Inc.	19,165	533,745
PepsiAmericas Inc.	9,091	215,184

		2,101,444
BUILDING MATERIALS—0.73%
Masco Corp.	51,548	850,027

		850,027
CHEMICALS—4.17%
Ashland Inc.	7,892	329,649

Celanese Corp. Class A	21,366	823,232
Eastman Chemical Co.	10,115	606,495
PPG Industries Inc.	23,344	1,415,580
Rohm and Haas Co.	17,383	1,303,725
RPM International Inc.	17,084	350,222
Valhi Inc.	1,674	38,268

		4,867,171
COMMERCIAL SERVICES—0.82%
Hertz Global Holdings Inc.(a)	18,771	160,117
R.R. Donnelley & Sons Co.	30,005	801,133

		961,250
COMPUTERS—3.72%
Computer Sciences Corp.(a)	22,409	1,061,514
Electronic Data Systems Corp.	71,778	1,780,812
Lexmark International Inc. Class A(a)	13,321	467,301
Seagate Technology	68,440	1,024,547

		4,334,174
DISTRIBUTION & WHOLESALE—1.12%
Genuine Parts Co.	23,141	928,186
Ingram Micro Inc. Class A(a)	20,504	377,889

		1,306,075
DIVERSIFIED FINANCIAL SERVICES—2.45%
Ameriprise Financial Inc.	31,356	1,332,630
CIT Group Inc.	39,532	335,231
SLM Corp.(a)	65,901	1,128,884
Student Loan Corp. (The)	576	62,744

		2,859,489
ELECTRIC—13.44%
Alliant Energy Corp.	15,546	501,048
Ameren Corp.	29,570	1,215,031
CenterPoint Energy Inc.	40,921	645,324
CMS Energy Corp.	31,590	426,465
Consolidated Edison Inc.	38,170	1,515,349
DTE Energy Co.	23,123	947,581
Energy East Corp.	22,364	558,876
Integrys Energy Group Inc.	10,766	549,712
MDU Resources Group Inc.	23,775	758,660
Northeast Utilities	22,040	554,526
NSTAR	15,032	478,920
OGE Energy Corp.	12,900	422,088
Pepco Holdings Inc.	28,319	706,276
Pinnacle West Capital Corp.	14,176	475,888
Progress Energy Inc.	36,871	1,560,012
Puget Energy Inc.	16,506	454,575
Reliant Energy Inc.(a)	48,794	883,659
SCANA Corp.	14,839	537,023
TECO Energy Inc.	28,026	519,882
Wisconsin Energy Corp.	16,539	746,240
Xcel Energy Inc.	60,527	1,214,172

		15,671,307
ELECTRICAL COMPONENTS & EQUIPMENT—0.27%
Hubbell Inc. Class A	485	23,513
Hubbell Inc. Class B	6,869	289,597

		313,110
ELECTRONICS—0.48%
Arrow Electronics Inc.(a)	17,450	562,239

		562,239

ENTERTAINMENT—0.16%
Regal Entertainment Group Class A	11,025	183,566

		183,566
ENVIRONMENTAL CONTROL—0.56%
Allied Waste Industries Inc.(a)	54,012	653,545

		653,545
FOOD—5.00%
ConAgra Foods Inc.	69,235	1,501,015
Dean Foods Co.(a)	21,173	450,985
Hormel Foods Corp.	10,340	373,998
J.M. Smucker Co. (The)	7,831	381,683
Sara Lee Corp.	100,507	1,372,926
Smithfield Foods Inc.(a)	17,641	378,929
SUPERVALU Inc.	30,083	770,726
Tyson Foods Inc. Class A	40,435	602,481

		5,832,743
FOREST PRODUCTS & PAPER—2.90%
International Paper Co.	60,626	1,680,553
Plum Creek Timber Co. Inc.	24,324	1,185,065
Rayonier Inc.	11,047	516,116

		3,381,734
GAS—1.84%
AGL Resources Inc.	10,770	372,211
Atmos Energy Corp.	12,478	330,293
NiSource Inc.	38,733	661,560
Southern Union Co.	14,699	383,938
UGI Corp.	14,788	400,163

		2,148,165
HAND & MACHINE TOOLS—1.26%
Black & Decker Corp. (The)	8,584	515,212
Snap-On Inc.	8,177	460,283
Stanley Works (The)	11,029	490,570

		1,466,065
HEALTH CARE—SERVICES—0.36%
Health Net Inc.(a)	15,113	422,559

		422,559
HOME BUILDERS—1.42%
Centex Corp.	17,493	256,797
D.R. Horton Inc.	38,507	428,198
Lennar Corp. Class A	18,172	219,881
Lennar Corp. Class B	1,519	16,633
NVR Inc.(a)	674	372,264
Pulte Homes Inc.	29,675	362,332

		1,656,105
HOME FURNISHINGS—0.70%
Whirlpool Corp.	10,720	811,504

		811,504
HOUSEHOLD PRODUCTS & WARES—1.56%
Avery Dennison Corp.	13,273	584,145
Fortune Brands Inc.	21,535	1,234,171

		1,818,316

HOUSEWARES—0.56%
Newell Rubbermaid Inc.	39,320	649,960

		649,960
INSURANCE—13.73%
Allied World Assurance Holdings Ltd.	6,814	283,531
American Financial Group Inc.	10,693	309,776
Arch Capital Group Ltd.(a)	7,471	520,953
Arthur J. Gallagher & Co.	12,968	329,776
Assurant Inc.	13,918	836,750
Axis Capital Holdings Ltd.	20,834	660,021
Cincinnati Financial Corp.	21,406	595,943
CNA Financial Corp.	4,149	110,737
Erie Indemnity Co. Class A	4,512	197,174
Everest Re Group Ltd.	8,252	675,014
Fidelity National Financial Inc.	30,384	405,930
First American Corp.	11,414	287,633
Genworth Financial Inc. Class A	61,105	975,847
HCC Insurance Holdings Inc.	16,186	366,613
MBIA Inc.(b)	33,052	195,998
Mercury General Corp.	3,707	187,241
Nationwide Financial Services Inc. Class A	6,502	301,368
Odyssey Re Holdings Corp.	3,620	141,433
Old Republic International Corp.	32,565	341,933
PartnerRe Ltd.	7,645	537,596
Progressive Corp. (The)	89,473	1,811,828
Protective Life Corp.	9,807	352,660
Reinsurance Group of America Inc.	4,131	205,311
RenaissanceRe Holdings Ltd.	9,088	462,307
Safeco Corp.	12,675	838,578
StanCorp Financial Group Inc.	6,905	341,038
Torchmark Corp.	12,697	737,061
Transatlantic Holdings Inc.	3,709	214,899
Unitrin Inc.	6,432	177,459
Unum Group	48,905	1,181,545
W.R. Berkley Corp.	20,773	490,658
White Mountains Insurance Group Ltd.	1,096	478,404
XL Capital Ltd. Class A	25,144	449,826

		16,002,841
INTERNET—0.96%
Liberty Media Corp. - Liberty Interactive Group Series A(a)	79,684	1,117,967
Liberty Media Corp. - Liberty Interactive Group Series B(a)	380	5,305

		1,123,272
IRON & STEEL—0.49%
Reliance Steel & Aluminum Co.	9,027	570,145

		570,145
LEISURE TIME—1.51%
Harley-Davidson Inc.	33,665	1,273,884
Royal Caribbean Cruises Ltd.	18,942	482,642

		1,756,526
LODGING—0.39%
Wyndham Worldwide Corp.	25,166	451,478

		451,478
MANUFACTURING—1.92%
Crane Co.	7,356	261,138
Eastman Kodak Co.	40,542	593,535

Leggett & Platt Inc.	23,612	460,434
Pentair Inc.	14,057	486,653
Trinity Industries Inc.	11,467	431,618

		2,233,378
MEDIA—0.68%
Gannett Co. Inc.	32,378	586,689
New York Times Co. (The) Class A(b)	16,303	205,255

		791,944
METAL FABRICATE & HARDWARE—0.71%
Commercial Metals Co.	16,076	479,869
Timken Co. (The)	10,675	352,488

		832,357
MINING—0.25%
Century Aluminum Co.(a)	4,929	292,881

		292,881
OFFICE & BUSINESS EQUIPMENT—0.80%
Pitney Bowes Inc.	29,319	929,119

		929,119
OIL & GAS—2.67%
Cimarex Energy Co.	11,689	609,114
Forest Oil Corp.(a)	11,289	643,812
Patterson-UTI Energy Inc.	21,913	622,767
Sunoco Inc.	16,635	675,547
Whiting Petroleum Corp.(a)	5,985	560,615

		3,111,855
PACKAGING & CONTAINERS—1.48%
Bemis Co. Inc.	14,160	398,746
Packaging Corp. of America	14,787	377,364
Sealed Air Corp.	22,723	493,089
Sonoco Products Co.	14,014	457,137

		1,726,336
PHARMACEUTICALS—0.73%
King Pharmaceuticals Inc.(a)	34,778	400,295
Omnicare Inc.	15,413	453,759

		854,054
PIPELINES—0.95%
National Fuel Gas Co.	9,752	485,552
ONEOK Inc.	13,729	624,395

		1,109,947
REAL ESTATE INVESTMENT TRUSTS—4.47%
Annaly Capital Management Inc.	75,920	1,144,114
Apartment Investment and Management Co. Class A	12,642	431,977
CapitalSource Inc.	30,506	354,480
Developers Diversified Realty Corp.	16,832	537,951
Duke Realty Corp.	20,514	507,311
Health Care REIT Inc.	12,704	633,548
Hospitality Properties Trust	13,218	281,543
iStar Financial Inc.	18,864	154,873
Liberty Property Trust(b)	13,062	475,457
Mack-Cali Realty Corp.	9,250	355,015
Weingarten Realty Investors(b)	10,953	333,957

		5,210,226

RETAIL—3.73%
AutoNation Inc.(a)	15,938	164,480
Brinker International Inc.	14,255	262,149
Darden Restaurants Inc.	18,095	589,354
Family Dollar Stores Inc.	18,667	434,941
J.C. Penney Co. Inc.	27,524	848,565
Limited Brands Inc.	40,980	675,760
Macy’s Inc.	59,261	1,114,699
Office Depot Inc.(a)	38,448	261,446

		4,351,394
SAVINGS & LOANS—1.58%
Astoria Financial Corp.	12,289	274,905
Capitol Federal Financial	2,994	121,077
New York Community Bancorp Inc.	48,040	798,425
Sovereign Bancorp Inc.	68,659	653,634

		1,848,041
SEMICONDUCTORS—0.28%
Advanced Micro Devices Inc.(a)	78,202	329,230

		329,230
SOFTWARE—0.35%
Broadridge Financial Solutions Inc.	19,454	402,698

		402,698
TELECOMMUNICATIONS—3.46%
CenturyTel Inc.	14,856	552,495
Embarq Corp.	20,841	953,893
Frontier Communications Corp.	45,679	528,049
Qwest Communications International Inc.	204,227	782,189
Virgin Media Inc.	41,194	462,197
Windstream Corp.	63,231	753,714

		4,032,537
TEXTILES—0.85%
Cintas Corp.	18,682	531,316
Mohawk Industries Inc.(a)(b)	7,780	458,787

		990,103
TOYS, GAMES & HOBBIES—0.88%
Mattel Inc.	51,033	1,023,212

		1,023,212
TRANSPORTATION—0.46%
Ryder System Inc.	8,094	533,880

		533,880

TOTAL COMMON STOCKS
(Cost: $140,367,490)		116,395,620

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.69%

MONEY MARKET FUNDS—1.69%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	221,041	221,041
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	1,755,229	1,755,229

		1,976,270

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,976,270)	1,976,270

TOTAL INVESTMENTS IN SECURITIES—101.52%
(Cost: $142,343,760)	118,371,890
Other Assets, Less Liabilities—(1.52)%	(1,776,892)

NET ASSETS—100.00%	$116,594,998

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.92%

AEROSPACE & DEFENSE—1.23%
AAR Corp.(a)	13,186	$226,667
Kaman Corp.	8,645	216,817
Moog Inc. Class A(a)	13,130	583,628
Moog Inc. Class B(a)	178	7,884
Triumph Group Inc.	5,701	301,925

		1,336,921
AGRICULTURE—0.20%
Vector Group Ltd.	11,817	211,642

		211,642
APPAREL—1.88%
Carter’s Inc.(a)	19,219	317,690
Crocs Inc.(a)(b)	28,061	124,591
Gymboree Corp.(a)	9,782	365,847
Quiksilver Inc.(a)	42,384	325,085
SKECHERS U.S.A. Inc. Class A(a)	11,249	212,606
Timberland Co. Class A(a)	16,364	234,660
Wolverine World Wide Inc.	16,972	453,662

		2,034,141
AUTO PARTS & EQUIPMENT—0.21%
Tenneco Inc.(a)	15,686	226,192

		226,192
BANKS—2.46%
East West Bancorp Inc.(b)	21,479	255,815
First Financial Bankshares Inc.	6,094	279,654
Frontier Financial Corp.(b)	15,973	184,488
Glacier Bancorp Inc.	18,435	399,486
SVB Financial Group(a)	11,033	635,390
UCBH Holdings Inc.	37,913	170,988
UMB Financial Corp.	10,568	581,980
Wintrust Financial Corp.	7,939	163,940

		2,671,741
BIOTECHNOLOGY—0.68%
Acorda Therapeutics Inc.(a)	11,097	364,093
Celera Corp.(a)	27,087	369,738

		733,831
BUILDING MATERIALS—1.54%
Apogee Enterprises Inc.	9,772	168,860
Eagle Materials Inc.	15,026	372,795
Interline Brands Inc.(a)	10,941	172,758

Simpson Manufacturing Co. Inc.(b)	12,858	308,721
Texas Industries Inc.	9,298	480,707
Universal Forest Products Inc.	6,048	163,296

		1,667,137
CHEMICALS—4.10%
A. Schulman Inc.	8,230	191,183
Arch Chemicals Inc.	8,510	273,171
Ferro Corp.	14,989	326,161
H.B. Fuller Co.	18,038	450,950
Hercules Inc.	38,834	778,622
Minerals Technologies Inc.	6,531	421,315
NewMarket Corp.	3,808	235,182
Olin Corp.	22,785	677,626
OM Group Inc.(a)	10,348	347,693
PolyOne Corp.(a)	29,189	218,917
W.R. Grace & Co.(a)	20,536	529,213

		4,450,033
COAL—1.52%
Patriot Coal Corp.(a)	13,078	1,649,790

		1,649,790
COMMERCIAL SERVICES—5.20%
Aaron Rents Inc.	15,351	421,692
Aaron Rents Inc. Class A	1,045	24,568
Administaff Inc.	7,889	226,493
Career Education Corp.(a)	30,447	558,398
Cenveo Inc.(a)	17,135	158,327
Chemed Corp.	8,270	353,956
Consolidated Graphics Inc.(a)	3,754	125,759
Corporate Executive Board Co. (The)	11,660	437,017
DynCorp International Inc.(a)	8,472	133,349
Korn/Ferry International(a)	15,981	279,667
Live Nation Inc.(a)	25,449	321,166
MAXIMUS Inc.	6,275	232,865
McGrath RentCorp	7,377	212,310
MPS Group Inc.(a)	32,247	371,485
Rollins Inc.	17,704	302,384
RSC Holdings Inc.(a)(b)	16,332	155,644
Sotheby’s Holdings Inc. Class A	22,916	635,690
Stewart Enterprises Inc. Class A	29,216	260,315
TrueBlue Inc.(a)	14,920	225,292
Viad Corp.	6,602	201,229

		5,637,606
COMPUTERS—1.94%
CACI International Inc. Class A(a)	10,221	459,536
Electronics For Imaging Inc.(a)	18,212	255,150
Mentor Graphics Corp.(a)	30,569	424,298
MTS Systems Corp.	5,998	251,256
Palm Inc.(b)	33,389	219,700
Perot Systems Corp. Class A(a)	29,456	492,504

		2,102,444
DISTRIBUTION & WHOLESALE—1.95%
Brightpoint Inc.(a)	17,382	119,762
Owens & Minor Inc.	13,937	639,987
Pool Corp.(b)	16,263	359,087

ScanSource Inc.(a)	8,800	270,072
United Stationers Inc.(a)	8,006	306,870
Watsco Inc.	8,338	415,816
Watsco Inc. Class B	155	7,736

		2,119,330
DIVERSIFIED FINANCIAL SERVICES—2.84%
E*TRADE Financial Corp.(a)(b)	144,319	435,843
GLG Partners Inc.	67,550	623,486
KBW Inc.(a)(b)	9,947	262,800
Knight Capital Group Inc. Class A(a)	31,890	522,677
Lazard Ltd. Class A	16,026	654,021
MF Global Ltd.(a)	33,023	214,319
Portfolio Recovery Associates Inc.(a)(b)	5,131	204,573
World Acceptance Corp.(a)	5,079	166,388

		3,084,107
ELECTRICAL COMPONENTS & EQUIPMENT—1.93%
Belden Inc.	15,016	554,391
EnerSys Inc.(a)	14,480	467,414
GrafTech International Ltd.(a)	35,564	833,976
Littelfuse Inc.(a)	7,432	237,527

		2,093,308
ELECTRONICS—3.22%
Benchmark Electronics Inc.(a)	23,396	342,517
Brady Corp. Class A	17,093	626,800
Checkpoint Systems Inc.(a)	13,604	286,636
Cubic Corp.	5,420	144,822
Cymer Inc.(a)	10,384	275,072
Orbotech Ltd.(a)	11,147	131,089
Plexus Corp.(a)	14,467	412,309
Rogers Corp.(a)	6,093	251,702
Technitrol Inc.	14,029	196,687
Thomas & Betts Corp.(a)	19,958	825,862

		3,493,496
ENERGY - ALTERNATE SOURCES—0.17%
FuelCell Energy Inc.(a)	21,790	180,203

		180,203
ENGINEERING & CONSTRUCTION—1.06%
Dycom Industries Inc.(a)	13,939	221,212
EMCOR Group Inc.(a)	23,098	695,712
Perini Corp.(a)	8,444	231,028

		1,147,952
ENTERTAINMENT—0.46%
Churchill Downs Inc.	3,487	131,634
International Speedway Corp. Class A	9,884	363,632

		495,266
ENVIRONMENTAL CONTROL—0.76%
Mine Safety Appliances Co.	7,619	251,732
Tetra Tech Inc.(a)	19,745	567,274

		819,006

FOOD—1.80%
Flowers Foods Inc.	28,769	865,084
Lance Inc.	10,641	195,794
M&F Worldwide Corp.(a)	4,585	174,001
Ralcorp Holdings Inc.(a)	8,849	477,492
Sanderson Farms Inc.	6,020	239,235

		1,951,606
FOREST PRODUCTS & PAPER—0.22%
Deltic Timber Corp.	3,845	234,045

		234,045
HAND & MACHINE TOOLS—0.45%
Baldor Electric Co.	14,357	488,856

		488,856
HEALTH CARE - PRODUCTS—2.41%
Advanced Medical Optics Inc.(a)	20,741	360,064
CONMED Corp.(a)	9,810	298,126
Cooper Companies Inc. (The)	15,437	520,227
Steris Corp.	21,139	722,320
Vital Sign Inc.	2,791	204,162
West Pharmaceutical Services Inc.	11,021	506,084

		2,610,983
HEALTH CARE - SERVICES—3.52%
AMERIGROUP Corp.(a)	18,258	463,753
AmSurg Corp.(a)	10,760	288,368
Centene Corp.(a)	14,900	332,419
HealthSouth Corp.(a)	29,914	491,188
Lincare Holdings Inc.(a)	24,934	803,373
Magellan Health Services Inc.(a)	13,074	545,839
Molina Healthcare Inc.(a)	4,943	147,499
Sun Healthcare Group Inc.(a)	12,942	184,941
WellCare Health Plans Inc.(a)	14,211	558,919

		3,816,299
HOME BUILDERS—0.24%
Thor Industries Inc.(b)	13,020	255,452

		255,452
HOUSEHOLD PRODUCTS & WARES—1.02%
Scotts Miracle-Gro Co. (The) Class A	14,727	286,882
Tupperware Brands Corp.	21,020	819,780

		1,106,662
HOUSEWARES—0.38%
Toro Co. (The)	12,777	415,891

		415,891
INSURANCE—1.14%
AmTrust Financial Services Inc.	14,077	205,102
Hilb Rogal & Hobbs Co.	12,450	539,708
ProAssurance Corp.(a)	10,091	493,854

		1,238,664
INTERNET—1.29%
Ariba Inc.(a)	28,942	474,938
Avocent Corp.(a)	15,291	363,620
NutriSystem Inc.(b)	9,787	168,434

Orbitz Worldwide Inc.(a)	12,532	73,563
Websense Inc.(a)	15,353	320,417

		1,400,972
IRON & STEEL—0.71%
Esmark Inc.(a)	5,292	101,606
Schnitzer Steel Industries Inc. Class A	7,369	664,979

		766,585
LEISURE TIME—0.26%
Callaway Golf Co.	22,524	285,604

		285,604
LODGING—0.27%
Choice Hotels International Inc.	11,589	287,987

		287,987
MACHINERY—2.13%
Albany International Corp. Class A	9,007	258,501
Chart Industries Inc.(a)	9,656	510,996
Gardner Denver Inc.(a)	17,855	814,188
Robbins & Myers Inc.	9,242	469,216
Sauer-Danfoss Inc.	3,712	108,947
Tennant Co.	5,548	145,968

		2,307,816
MANUFACTURING—3.44%
Acuity Brands Inc.	14,150	578,169
Ameron International Corp.	2,878	372,097
Barnes Group Inc.	14,858	335,642
Ceradyne Inc.(a)	9,004	417,335
CLARCOR Inc.	17,363	668,823
Matthews International Corp. Class A	10,813	539,677
Teleflex Inc.	13,286	814,698

		3,726,441
METAL FABRICATE & HARDWARE—0.50%
Haynes International Inc.(a)	4,092	194,124
Mueller Water Products Inc. Class A	9,849	89,626
Mueller Water Products Inc. Class B	29,429	257,504

		541,254
MINING—0.89%
Coeur d’Alene Mines Corp.(a)	187,490	541,846
Kaiser Aluminum Corp.	5,382	283,901
Stillwater Mining Co.(a)	15,222	144,609

		970,356
OFFICE FURNISHINGS—0.20%
Interface Inc. Class A	18,711	221,725

		221,725
OIL & GAS—3.73%
Berry Petroleum Co. Class A	13,483	580,308
Clayton Williams Energy Inc.(a)	3,090	287,988
Concho Resources Inc.(a)	17,337	567,787
Encore Acquisition Co.(a)	17,130	1,059,833
Grey Wolf Inc.(a)	60,916	520,223
Mariner Energy Inc.(a)	27,380	724,475
Parker Drilling Co.(a)	38,140	307,790

		4,048,404

OIL & GAS SERVICES—4.55%
Allis-Chalmers Energy Inc.(a)	9,968	153,208
Basic Energy Services Inc.(a)	8,128	218,806
Cal Dive International Inc.(a)	13,611	145,774
Complete Production Services Inc.(a)	16,806	535,103
Global Industries Ltd.(a)	29,900	357,006
Hornbeck Offshore Services Inc.(a)	8,132	362,525
Key Energy Services Inc.(a)	42,884	688,717
Lufkin Industries Inc.	4,998	445,822
Oil States International Inc.(a)	16,848	924,618
SEACOR Holdings Inc.(a)	7,474	625,350
Tetra Technologies Inc.(a)	25,359	480,046

		4,936,975
PHARMACEUTICALS—1.49%
NBTY Inc.(a)	19,038	656,621
Par Pharmaceutical Companies Inc.(a)	11,724	202,825
Rigel Pharmaceuticals Inc.(a)	12,245	311,513
Valeant Pharmaceuticals International(a)(b)	26,004	445,188

		1,616,147
REAL ESTATE—0.18%
Forestar Real Estate Group Inc.(a)	11,072	200,182

		200,182
REAL ESTATE INVESTMENT TRUSTS—8.38%
Acadia Realty Trust	10,353	234,910
American Campus Communities Inc.	13,131	384,476
BioMed Realty Trust Inc.	24,258	625,856
Corporate Office Properties Trust	16,141	627,562
Cousins Properties Inc.	13,453	295,562
DCT Industrial Trust Inc.	58,525	495,707
DiamondRock Hospitality Co.	32,643	300,968
EastGroup Properties Inc.	8,472	393,101
Entertainment Properties Trust	10,421	558,982
Extra Space Storage Inc.	27,024	382,930
Highwoods Properties Inc.	19,232	701,968
Home Properties Inc.(b)	10,869	598,012
Kilroy Realty Corp.	11,154	510,965
LaSalle Hotel Properties	13,662	310,264
Mid-America Apartment Communities Inc.	8,972	515,621
Post Properties Inc.	15,006	477,041
PS Business Parks Inc.	5,252	276,255
Saul Centers Inc.	3,938	190,875
Sunstone Hotel Investors Inc.	17,556	227,175
Tanger Factory Outlet Centers Inc.	10,671	398,455
Washington Real Estate Investment Trust	16,822	576,322

		9,083,007
RETAIL—7.28%
AnnTaylor Stores Corp.(a)	20,798	468,995
Bebe Stores Inc.	10,292	106,728
Big Lots Inc.(a)(b)	27,724	844,473
Buckle Inc. (The)	5,272	271,350
Casey’s General Store Inc.	17,283	425,162
Cash America International Inc.	9,984	420,925

CEC Entertainment Inc.(a)	8,518	296,937
Charming Shoppes Inc.(a)	33,083	180,302
Cheesecake Factory Inc. (The)(a)	21,706	305,620
Chico’s FAS Inc.(a)	60,021	334,317
DineEquity Inc.(b)	5,308	122,615
Dress Barn Inc.(a)	15,259	246,128
Jack in the Box Inc.(a)	20,257	437,146
Longs Drug Stores Corp.	10,784	504,152
Men’s Wearhouse Inc. (The)	16,206	322,661
Nu Skin Enterprises Inc. Class A	17,740	286,678
Pacific Sunwear of California Inc.(a)	24,367	212,237
Papa John’s International Inc.(a)	7,626	215,740
Pier 1 Imports Inc.(a)	27,306	101,032
PriceSmart Inc.	4,911	115,163
Saks Inc.(a)	42,687	434,981
Sally Beauty Co. Inc.(a)	28,584	211,522
School Specialty Inc.(a)	5,797	193,098
Systemax Inc.	3,683	60,438
Tractor Supply Co.(a)	11,111	422,329
Triarc Companies Inc. Class A	6,192	34,242
Triarc Companies Inc. Class B	15,715	87,690
World Fuel Services Corp.	9,709	233,987

		7,896,648
SAVINGS & LOANS—0.43%
Brookline Bancorp Inc.	20,020	195,195
Kearny Financial Corp.	7,288	93,651
Northwest Bancorp Inc.	6,681	173,372

		462,218
SEMICONDUCTORS—5.93%
Atmel Corp.(a)	153,568	542,095
Brooks Automation Inc.(a)	20,269	158,301
Emulex Corp.(a)	28,508	321,285
Entegris Inc.(a)	39,197	248,117
Fairchild Semiconductor International Inc. Class A(a)	42,285	513,763
Integrated Device Technology Inc.(a)	58,552	586,691
Micrel Inc.	17,510	166,695
MKS Instruments Inc.(a)	15,113	311,328
Novellus Systems Inc.(a)	33,908	690,706
OmniVision Technologies Inc.(a)	18,510	202,685
QLogic Corp.(a)	46,639	878,679
Semtech Corp.(a)	21,127	307,820
Skyworks Solutions Inc.(a)	55,202	522,211
Teradyne Inc.(a)	59,084	553,617
TriQuint Semiconductor Inc.(a)	49,043	276,112
Zoran Corp.(a)	17,639	145,875

		6,425,980
SOFTWARE—4.08%
American Reprographics Co.(a)	13,108	209,859
Avid Technology Inc.(a)	10,242	226,451
Compuware Corp.(a)	93,519	1,028,709
Fair Isaac Corp.	16,836	374,769
JDA Software Group Inc.(a)	10,310	175,992
MicroStrategy Inc. Class A(a)	3,113	188,150
Parametric Technology Corp.(a)	39,508	765,270
Solera Holdings Inc.(a)	18,504	536,431

Take-Two Interactive Software Inc.(a)	25,414	579,439
VeriFone Holdings Inc.(a)	22,458	335,972

		4,421,042
STORAGE & WAREHOUSING—0.22%
Mobile Mini Inc.(a)	11,828	236,323

		236,323
TELECOMMUNICATIONS—4.30%
ADC Telecommunications Inc.(a)	39,906	377,511
ADTRAN Inc.	21,948	490,757
ARRIS Group Inc.(a)	41,833	400,342
Global Crossing Ltd.(a)	8,543	141,045
Harmonic Inc.(a)	31,945	248,852
NETGEAR Inc.(a)	11,953	181,088
PAETEC Holding Corp.(a)	43,533	256,409
Plantronics Inc.	16,460	400,801
Premiere Global Services Inc.(a)	19,411	293,300
RF Micro Devices Inc.(a)	91,220	298,289
Sycamore Networks Inc.(a)	64,551	224,637
Syniverse Holdings Inc.(a)	9,567	154,985
Tekelec(a)	19,451	303,241
Tellabs Inc.(a)	123,880	636,743
3Com Corp.(a)	134,923	253,655

		4,661,655
TEXTILES—0.20%
UniFirst Corp.	4,859	217,537

		217,537
TOYS, GAMES & HOBBIES—0.57%
Marvel Entertainment Inc.(a)	17,673	613,253

		613,253
TRANSPORTATION—3.29%
American Commercial Lines Inc.(a)	13,262	151,850
Bristow Group Inc.(a)	8,975	403,785
Forward Air Corp.	9,829	359,643
Genesee & Wyoming Inc. Class A(a)(b)	10,806	437,319
GulfMark Offshore Inc.(a)(b)	6,802	341,324
Heartland Express Inc.	20,092	342,368
Hub Group Inc. Class A(a)	12,583	488,975
Old Dominion Freight Line Inc.(a)	10,369	380,542
Overseas Shipholding Group Inc.	8,400	661,500

		3,567,306
TRUCKING & LEASING—0.73%
Aircastle Ltd.	15,081	165,137
GATX Corp.	13,858	630,123

		795,260
WATER—0.34%
PICO Holdings Inc.(a)	5,487	253,829
SJW Corp.	4,400	114,004

		367,833

TOTAL COMMON STOCKS
(Cost: $116,142,399)		108,331,114

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.93%

MONEY MARKET FUNDS—3.93%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	74,914	74,914
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	4,184,634	4,184,634

		4,259,548

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,259,548)		4,259,548

TOTAL INVESTMENTS IN SECURITIES—103.85%
(Cost: $120,401,947)		112,590,662
Other Assets, Less Liabilities—(3.85)%		(4,170,682)

NET ASSETS—100.00%		$108,419,980

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.98%

ADVERTISING—0.44%
Clear Channel Outdoor Holdings Inc. Class A(a)	9,415	$150,263
inVentiv Health Inc.(a)	7,699	186,008

		336,271
AEROSPACE & DEFENSE—2.69%
Curtiss-Wright Corp.	10,373	546,035
Esterline Technologies Corp.(a)	6,816	332,484
HEICO Corp.	1,466	51,046
HEICO Corp. Class A	3,109	88,109
Orbital Sciences Corp.(a)	13,616	340,536
Teledyne Technologies Inc.(a)	7,722	485,714
TransDigm Group Inc.(a)	5,836	214,823

		2,058,747
AGRICULTURE—0.11%
Tejon Ranch Co.(a)	2,877	87,317

		87,317
AIRLINES—0.71%
Allegiant Travel Co.(a)	3,153	77,816
JetBlue Airways Corp.(a)(b)	42,321	223,032
UAL Corp.	29,301	243,491

		544,339
APPAREL—1.24%
Deckers Outdoor Corp.(a)	3,025	341,855
Iconix Brand Group Inc.(a)	13,431	161,172
Warnaco Group Inc. (The)(a)	10,680	448,026

		951,053
AUTO PARTS & EQUIPMENT—0.38%
Titan International Inc.	6,277	290,060

		290,060
BANKS—0.54%
PrivateBancorp Inc.	7,139	210,957
Signature Bank(a)	6,830	201,007

		411,964
BEVERAGES—0.20%
Green Mountain Coffee Roasters Inc.(a)	4,170	151,579

		151,579
BIOTECHNOLOGY—5.23%
Abraxis BioScience Inc.(a)	1,368	103,024
Affymetrix Inc.(a)	16,171	127,427
AMAG Pharmaceuticals Inc.(a)	3,956	162,196
American Oriental Bioengineering Inc.(a)	13,028	123,115
Bio-Rad Laboratories Inc. Class A(a)	4,328	385,625
Bio-Rad Laboratories Inc. Class B(a)	130	11,266
Exelixis Inc.(a)	24,354	170,478
Genomic Health Inc.(a)	3,700	79,698
Human Genome Sciences Inc.(a)	31,272	207,333

Incyte Corp.(a)	19,718	182,589
Integra LifeSciences Holdings Corp.(a)	4,216	192,503
InterMune Inc.(a)(b)	7,231	124,229
Martek Biosciences Corp.(a)	7,658	288,017
Myriad Genetics Inc.(a)	10,180	676,970
PDL BioPharma Inc.	26,945	300,976
Regeneron Pharmaceuticals Inc.(a)	17,737	388,263
Savient Pharmaceuticals Inc.(a)	12,613	335,254
Seattle Genetics Inc.(a)	13,111	148,941

		4,007,904
CHEMICALS—0.18%
Zoltek Companies Inc.(a)(b)	6,302	140,661

		140,661
COAL—0.34%
International Coal Group Inc.(a)(b)	24,913	260,839

		260,839
COMMERCIAL SERVICES—6.79%
Advisory Board Co. (The)(a)	4,209	161,415
Arbitron Inc.	6,313	296,711
Bankrate Inc.(a)(b)	3,478	109,383
Capella Education Co.(a)	3,448	179,986
Coinstar Inc.(a)	6,008	207,216
Corinthian Colleges Inc.(a)	19,739	310,889
CoStar Group Inc.(a)(b)	4,549	226,950
Euronet Worldwide Inc.(a)	10,664	170,624
ExlService Holdings Inc.(a)	2,426	36,511
Forrester Research Inc.(a)	3,439	115,894
Gartner Inc.(a)	14,864	362,087
GEO Group Inc. (The)(a)	11,748	282,422
Healthcare Services Group Inc.	8,876	147,430
Heartland Payment Systems Inc.	6,656	153,155
HMS Holdings Corp.(a)	5,379	133,830
Huron Consulting Group Inc.(a)	4,474	233,364
Navigant Consulting Inc.(a)	11,090	204,943
PAREXEL International Corp.(a)	13,092	382,679
Resources Connection Inc.	10,601	245,307
RiskMetrics Group Inc.(a)	3,415	61,538
TeleTech Holdings Inc.(a)	9,328	126,861
VistaPrint Ltd.(a)(b)	9,493	244,635
Watson Wyatt Worldwide Inc.	9,836	569,898
Wright Express Corp.(a)	9,039	239,985

		5,203,713
COMPUTERS—2.28%
Ansoft Corp.(a)	3,390	121,057
Data Domain Inc.(a)	8,278	178,474
Jack Henry & Associates Inc.	18,708	403,906
Manhattan Associates Inc.(a)	5,801	142,357
Riverbed Technology Inc.(a)	12,351	196,010
SRA International Inc. Class A(a)	10,115	222,024
Sykes Enterprises Inc.(a)	7,673	135,505
Synaptics Inc.(a)(b)	5,280	254,602
Syntel Inc.	2,844	93,710

		1,747,645
COSMETICS & PERSONAL CARE—0.57%
Bare Escentuals Inc.(a)(b)	15,630	180,370
Chattem Inc.(a)(b)	3,998	257,751

		438,121

DISTRIBUTION & WHOLESALE—0.80%
Central European Distribution Corp.(a)	8,392	612,280

612,280

DIVERSIFIED FINANCIAL SERVICES—1.98%
Cohen & Steers Inc.	3,981	99,605
FCStone Group Inc.(a)	5,190	99,959
GFI Group Inc.	15,030	151,653
Greenhill & Co. Inc.(b)	2,150	132,074
Interactive Brokers Group Inc.(a)	9,352	262,417
Investment Technology Group Inc.(a)	10,126	301,147
optionsXpress Holdings Inc.	10,902	270,479
Stifel Financial Corp.(a)	4,741	199,644

		1,516,978
ELECTRIC—0.26%
Ormat Technologies Inc.	4,150	199,283

		199,283
ELECTRICAL COMPONENTS & EQUIPMENT—1.46%
Advanced Energy Industries Inc.(a)	8,009	110,684
American Superconductor Corp.(a)(b)	9,009	355,765
Energy Conversion Devices Inc.(a)	9,295	649,999

		1,116,448
ELECTRONICS—4.29%
Analogic Corp.	3,085	225,760
Badger Meter Inc.	3,387	190,790
Cogent Inc.(a)	9,412	95,438
Daktronics Inc.	8,623	153,921
Dionex Corp.(a)	4,373	304,011
Dolby Laboratories Inc. Class A(a)	11,809	480,508
FEI Co.(a)	8,456	213,514
II-VI Inc.(a)	5,817	223,722
L-1 Identity Solutions Inc.(a)	16,807	226,390
Rofin-Sinar Technologies Inc.(a)	6,889	233,262
Varian Inc.(a)	6,840	337,896
Woodward Governor Co.	13,440	604,800

		3,290,012
ENERGY - ALTERNATE SOURCES—0.59%
Clean Energy Fuels Corp.(a)	4,964	66,021
Evergreen Solar Inc.(a)(b)	25,997	242,812
VeraSun Energy Corp.(a)(b)	23,371	143,732

		452,565
ENGINEERING & CONSTRUCTION—0.26%
Layne Christensen Co.(a)	4,452	203,323

		203,323
ENTERTAINMENT—1.76%
Bally Technologies Inc.(a)	11,531	366,570
Cinemark Holdings Inc.(b)	8,324	122,030
Macrovision Solutions Corp.(a)	19,187	291,642
National CineMedia Inc.	9,786	125,163
Pinnacle Entertainment Inc.(a)(b)	13,905	157,126
Vail Resorts Inc.(a)	7,144	288,475

		1,351,006
ENVIRONMENTAL CONTROL—1.80%
Clean Harbors Inc.(a)	4,612	359,920
Darling International Inc.(a)	18,810	304,346
EnergySolutions Inc.	7,758	159,117
Waste Connections Inc.(a)	15,408	560,697

		1,384,080

FOOD—0.79%
Hain Celestial Group Inc.(a)	8,835	230,947
United Natural Foods Inc.(a)	9,134	175,555
Winn-Dixie Stores Inc.(a)	12,581	199,912

		606,414

HAND & MACHINE TOOLS—0.23%
Franklin Electric Co. Inc.	4,185	173,719

		173,719
HEALTH CARE - PRODUCTS—6.10%
Align Technology Inc.(a)(b)	14,328	143,423
American Medical Systems Holdings Inc.(a)	16,783	276,416
ArthroCare Corp.(a)(b)	6,203	131,131
Bruker Corp.(a)	11,804	163,131
Cepheid Inc.(a)	13,180	225,642
ev3 Inc.(a)	14,849	143,293
Haemonetics Corp.(a)	5,921	343,773
Immucor Inc.(a)	16,211	488,437
Luminex Corp.(a)	9,333	205,326
Masimo Corp.(a)	9,993	377,436
Mentor Corp.	7,876	195,404
Meridian Bioscience Inc.	9,255	240,723
NuVasive Inc.(a)	8,226	462,054
PSS World Medical Inc.(a)	14,430	241,847
Sirona Dental Systems Inc.(a)	4,103	101,836
SurModics Inc.(a)(b)	3,696	155,565
Thoratec Corp.(a)	12,691	238,083
Volcano Corp.(a)	7,611	115,459
Wright Medical Group Inc.(a)	8,659	272,672
Zoll Medical Corp.(a)	4,830	152,145

		4,673,796
HEALTH CARE - SERVICES—1.90%
Amedisys Inc.(a)	6,172	395,749
athenahealth Inc.(a)	4,961	149,822
Emeritus Corp.(a)	5,535	93,265
Healthways Inc.(a)	8,188	208,057
Psychiatric Solutions Inc.(a)	12,127	424,688
Sunrise Senior Living Inc.(a)	10,212	183,101

		1,454,682
HOME BUILDERS—0.09%
Champion Enterprises Inc.(a)	18,098	71,487

		71,487
HOME FURNISHINGS—0.23%
TiVo Inc.(a)	23,044	176,978

		176,978
INSURANCE—0.05%
eHealth Inc.(a)	2,829	41,077

		41,077
INTERNET—5.29%
Blue Coat Systems Inc.(a)	8,857	128,692
Blue Nile Inc.(a)(b)	3,498	134,743
Cogent Communications Group Inc.(a)(b)	10,288	124,073
CyberSource Corp.(a)	15,783	280,148
DealerTrack Holdings Inc.(a)	9,202	143,367
Digital River Inc.(a)	8,649	345,009
F5 Networks Inc.(a)	19,015	554,287
GSI Commerce Inc.(a)	4,888	74,493
HLTH Corp.(a)	42,096	460,530
j2 Global Communications Inc.(a)	10,347	248,018
NetFlix Inc.(a)(b)	11,300	349,057
RealNetworks Inc.(a)	22,461	154,307
Sapient Corp.(a)	19,287	124,594

thinkorswim Group Inc.(a)	10,738	86,226
TIBCO Software Inc.(a)	43,172	354,442
TriZetto Group Inc. (The)(a)	10,540	229,877
ValueClick Inc.(a)	22,039	262,264

		4,054,127

LEISURE TIME—0.70%
Life Time Fitness Inc.(a)(b)	8,021	238,946
WMS Industries Inc.(a)	10,491	295,636

		534,582
LODGING—0.37%
Gaylord Entertainment Co.(a)(b)	9,440	283,578

		283,578
MACHINERY—2.68%
Astec Industries Inc.(a)	3,981	127,074
Cognex Corp.	8,908	167,916
Intermec Inc.(a)	11,205	210,878
Lindsay Corp.	2,582	238,241
Middleby Corp. (The)(a)	3,951	184,907
Nordson Corp.	7,133	504,018
Wabtec Corp.	11,248	624,264

		2,057,298
MANUFACTURING—1.74%
Actuant Corp. Class A	12,872	392,081
ESCO Technologies Inc.(a)	6,031	248,176
Hexcel Corp.(a)	21,833	414,390
Polypore International Inc.(a)	4,415	115,452
Raven Industries Inc.	4,215	160,381

		1,330,480
MEDIA—0.74%
CKX Inc.(a)	15,548	121,896
Liberty Media Corp. - Liberty Capital Group Series A(a)	28,551	443,683
Liberty Media Corp. - Liberty Capital Group Series B(a)	83	1,287

		566,866
METAL FABRICATE & HARDWARE—1.04%
CIRCOR International Inc.	3,879	231,033
Dynamic Materials Corp.	2,937	96,715
Kaydon Corp.	6,469	306,760
RBC Bearings Inc.(a)	5,018	166,949

		801,457
MINING—1.28%
AMCOL International Corp.	5,956	190,116
Brush Engineered Materials Inc.(a)	4,816	115,247
Hecla Mining Co.(a)(b)	28,657	263,071
Royal Gold Inc.	7,377	263,211
RTI International Metals Inc.(a)	5,364	146,223

		977,868
OIL & GAS—8.34%
Arena Resources Inc.(a)	8,696	355,753
Atlas America Inc.	8,502	314,914
ATP Oil & Gas Corp.(a)	6,600	187,770
Bill Barrett Corp.(a)	7,699	316,737
Bois d’Arc Energy Inc.(a)	4,474	97,981
BPZ Resources Inc.(a)	12,461	224,921
Carrizo Oil & Gas Inc.(a)	6,379	321,119
Comstock Resources Inc.(a)	10,592	646,218
Contango Oil & Gas Co.(a)	3,111	265,306
Crosstex Energy Inc.	10,618	341,263
Delta Petroleum Corp.(a)	15,306	291,885
EXCO Resources Inc.(a)	19,592	510,372
Goodrich Petroleum Corp.(a)	5,862	268,773
McMoRan Exploration Co.(a)	11,743	315,065
Parallel Petroleum Corp.(a)	9,612	157,445
Penn Virginia Corp.	9,680	588,060

Petroleum Development Corp.(a)	3,442	190,377
PetroQuest Energy Inc.(a)	9,973	208,137
Pioneer Drilling Co.(a)	11,549	183,514
Rex Energy Corp.(a)	4,144	82,466
Rosetta Resources Inc.(a)	12,000	283,440
Venoco Inc.(a)	4,821	80,993
Warren Resources Inc.(a)	13,558	158,357

		6,390,866
OIL & GAS SERVICES—3.00%
CARBO Ceramics Inc.	4,971	272,013
Dril-Quip Inc.(a)	7,349	397,875
ION Geophysical Corp.(a)	19,569	312,517
NATCO Group Inc. Class A(a)	4,173	198,843
RPC Inc.	7,604	130,713
W-H Energy Services Inc.(a)	7,054	645,653
Willbros Group Inc.(a)	9,049	340,061

		2,297,675
PHARMACEUTICALS—7.44%
Alkermes Inc.(a)	23,066	363,289
Alnylam Pharmaceuticals Inc.(a)(b)	8,258	287,213
Alpharma Inc. Class A(a)	10,166	230,870
APP Pharmaceuticals Inc.(a)	5,474	129,515
Auxilium Pharmaceuticals Inc.(a)	9,072	336,571
Cubist Pharmaceuticals Inc.(a)	13,113	297,141
HealthExtras Inc.(a)	7,972	239,240
Isis Pharmaceuticals Inc.(a)	20,505	351,251
K-V Pharmaceutical Co. Class A(a)	7,825	160,334
K-V Pharmaceutical Co. Class B(a)	974	19,948
Medarex Inc.(a)	29,716	293,594
Medicines Co. (The)(a)	12,048	267,586
Medicis Pharmaceutical Corp. Class A	13,141	241,269
Onyx Pharmaceuticals Inc.(a)	12,898	522,369
OSI Pharmaceuticals Inc.(a)	13,483	709,610
Sciele Pharma Inc.(b)	8,162	152,221
Theravance Inc.(a)	12,000	191,760
United Therapeutics Corp.(a)	5,246	594,844
XenoPort Inc.(a)	5,158	236,340
Zymogenetics Inc.(a)	9,011	77,495

		5,702,460
REAL ESTATE—0.15%
Hilltop Holdings Inc.(a)	11,152	114,977

		114,977
REAL ESTATE INVESTMENT TRUSTS—0.61%
Alexander’s Inc.(a)	604	214,263
Equity Lifestyle Properties Inc.	5,216	250,420

		464,683
RETAIL—3.21%
Aeropostale Inc.(a)	15,531	500,875
Hibbett Sports Inc.(a)	6,624	139,435
MSC Industrial Direct Co. Inc. Class A	10,418	496,939
99 Cents Only Stores(a)	12,522	83,771
P.F. Chang’s China Bistro Inc.(a)(b)	5,310	138,060
Panera Bread Co. Class A(a)(b)	6,649	333,115
Red Robin Gourmet Burgers Inc.(a)	3,615	89,760
Sonic Corp.(a)	14,161	213,689
Texas Roadhouse Inc. Class A(a)(b)	12,852	119,267

Ulta Salon Cosmetics & Fragrance Inc.(a)	6,468	60,993
Under Armour Inc. Class A(a)	7,623	222,210
Zumiez Inc.(a)	4,270	63,025

		2,461,139

SAVINGS & LOANS—0.59%
Beneficial Mutual Bancorp Inc.(a)	8,497	101,794
NewAlliance Bancshares Inc.	23,645	306,912
Oritani Financial Corp.(a)	2,835	47,061

		455,767
SEMICONDUCTORS—5.32%
ANADIGICS Inc.(a)	14,579	87,037
Applied Micro Circuits Corp.(a)	15,143	117,510
ATMI Inc.(a)	7,478	168,479
Cabot Microelectronics Corp.(a)	5,570	217,453
Cavium Networks Inc.(a)(b)	8,384	134,563
Cree Inc.(a)(b)	18,934	367,320
Diodes Inc.(a)	7,287	189,243
FormFactor Inc.(a)	11,322	197,003
Hittite Microwave Corp.(a)	3,855	123,052
IPG Photonics Corp.(a)	5,167	91,766
Microsemi Corp.(a)	16,480	427,821
Monolithic Power Systems Inc.(a)	6,975	151,706
NetLogic Microsystems Inc.(a)	4,191	134,154
PMC-Sierra Inc.(a)	50,567	366,105
Power Integrations Inc.(a)	7,083	193,508
Rambus Inc.(a)	24,466	405,157
Silicon Laboratories Inc.(a)	11,288	369,230
Standard Microsystems Corp.(a)	5,399	143,181
Tessera Technologies Inc.(a)	11,268	196,289

		4,080,577
SOFTWARE—6.46%
ACI Worldwide Inc.(a)	8,002	156,519
Advent Software Inc.(a)	4,247	184,914
Allscripts Healthcare Solutions Inc.(a)	13,230	159,421
Blackbaud Inc.	10,418	186,065
Blackboard Inc.(a)	6,626	264,775
Concur Technologies Inc.(a)	10,040	413,849
Eclipsys Corp.(a)	11,250	248,062
Informatica Corp.(a)	20,649	334,307
InnerWorkings Inc.(a)(b)	6,593	76,874
Lawson Software Inc.(a)	30,933	250,867
ManTech International Corp. Class A(a)	4,796	267,809
NetSuite Inc.(a)	1,661	28,669
Novell Inc.(a)	81,053	451,465
Omniture Inc.(a)	16,737	290,387
Phase Forward Inc.(a)	9,960	183,264
Progress Software Corp.(a)	9,705	285,618
Quality Systems Inc.	4,034	132,517
Quest Software Inc.(a)	16,463	248,756
SPSS Inc.(a)	4,139	136,794
Synchronoss Technologies Inc.(a)	4,566	53,514
THQ Inc.(a)	15,495	235,214
Ultimate Software Group Inc.(a)	5,756	150,980
Wind River Systems Inc.(a)	17,800	208,794

		4,949,434
TELECOMMUNICATIONS—4.91%
Acme Packet Inc.(a)	7,648	37,169
Atheros Communications Inc.(a)	13,709	424,979
Cbeyond Inc.(a)	5,740	98,613
Centennial Communications Corp.(a)	15,682	126,083
Clearwire Corp. Class A(a)(b)	16,658	163,915
Comtech Telecommunications Corp.(a)	5,592	274,735
Foundry Networks Inc.(a)	29,940	522,154
Hughes Communications Inc.(a)	1,989	86,860
Infinera Corp.(a)	21,579	242,980
InterDigital Inc.(a)	10,685	247,999
NeuStar Inc. Class A(a)	17,934	376,255
NextWave Wireless Inc.(a)(b)	14,051	45,525
NTELOS Holdings Corp.	6,711	160,460

Polycom Inc.(a)	20,329	479,764
Sonus Networks Inc.(a)	62,525	226,966
Starent Networks Corp.(a)(b)	7,410	97,071
Viasat Inc.(a)	6,559	151,054

		3,762,582
TRANSPORTATION—1.82%
Eagle Bulk Shipping Inc.	10,886	316,129
Excel Maritime Carriers Ltd.	8,892	329,538
Genco Shipping & Trading Ltd.	7,356	501,532
Knight Transportation Inc.(b)	13,070	247,284

		1,394,483

TOTAL COMMON STOCKS
(Cost: $82,157,500)		76,635,240

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.00%

MONEY MARKET FUNDS—6.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	14,970	14,970
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	4,581,013	4,581,013

		4,595,983

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,595,983)		4,595,983

TOTAL INVESTMENTS IN SECURITIES—105.98%
(Cost: $86,753,483)		81,231,223

SHORT POSITIONS(f)—(0.09)%

COMMON STOCKS—(0.09)%
ANSYS Inc.	(1,464)	(67,168)

		(67,168)

TOTAL SHORT POSITIONS
(Proceeds: $67,164)		(67,168)
Other Assets, Less Liabilities—(5.89)%		(4,516,283)

NET ASSETS—100.00%		$76,647,772

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2008

Security	Shares	Value

COMMON STOCKS—99.44%

ADVERTISING—0.16%
Harte-Hanks Inc.	11,465	$142,281

		142,281
AGRICULTURE—0.92%
Alliance One International Inc.(a)	28,502	127,404
Andersons Inc. (The)	5,381	244,566
Universal Corp.	8,148	420,600

		792,570
AIRLINES—2.09%
Alaska Air Group Inc.(a)	10,872	194,391
AMR Corp.(a)	73,741	665,881
Continental Airlines Inc. Class B(a)	32,627	447,969
Republic Airways Holdings Inc.(a)	10,410	100,040
SkyWest Inc.	17,613	268,070
US Airways Group Inc.(a)(b)	25,140	127,208

		1,803,559
APPAREL—1.12%
Columbia Sportswear Co.	4,522	168,716
Jones Apparel Group Inc.	25,789	431,708
Liz Claiborne Inc.	28,250	369,227

		969,651
AUTO PARTS & EQUIPMENT—1.60%
American Axle & Manufacturing Holdings Inc.	13,529	79,551
ArvinMeritor Inc.	21,385	295,327
Cooper Tire & Rubber Co.	17,786	163,809
Exide Technologies Inc.(a)	19,237	303,945
Lear Corp.(a)	19,288	277,940
Modine Manufacturing Co.	8,822	153,856
Visteon Corp.(a)	38,136	108,688

		1,383,116
BANKS—13.43%
BancFirst Corp.	2,107	99,556
BancorpSouth Inc.	22,985	489,580
Cathay General Bancorp	14,712	234,509
Citizens Republic Bancorp Inc.	22,629	75,807
City Holding Co.	4,839	215,239
Colonial BancGroup Inc. (The)(b)	60,213	401,019
Community Bank System Inc.	8,921	210,536
CVB Financial Corp.	19,946	225,789
F.N.B. Corp. (Pennsylvania)	25,619	290,263
First Busey Corp. Class A(b)	8,321	118,325
First Commonwealth Financial Corp.	20,003	228,034
First Horizon National Corp.	55,310	519,914
First Midwest Bancorp Inc.	14,491	297,500
FirstMerit Corp.	22,271	438,293

Fulton Financial Corp.	51,663	544,528
Hancock Holding Co.	7,782	349,334
IBERIABANK Corp.	3,517	181,055
International Bancshares Corp.	15,943	392,198
MB Financial Inc.	10,363	256,277
National Penn Bancshares Inc.	23,710	318,425
NBT Bancorp Inc.	9,615	238,356
Old National Bancorp	19,818	300,837
Pacific Capital Bancorp	13,935	182,130
PacWest Bancorp	7,822	145,646
Park National Corp.(b)	3,375	211,376
Prosperity Bancshares Inc.	13,166	422,629
S&T Bancorp Inc.	7,299	244,808
Sterling Bancshares Inc.	21,868	212,557
Sterling Financial Corp. (Washington)	15,393	115,140
Susquehanna Bancshares Inc.	25,639	367,150
TCF Financial Corp.	35,724	455,481
TrustCo Bank Corp. NY	22,139	193,273
Trustmark Corp.	15,059	271,966
Umpqua Holdings Corp.	17,907	243,177
United Bancshares Inc.	12,852	323,742
United Community Banks Inc.(b)	14,164	150,847
Webster Financial Corp.	15,651	310,829
Westamerica Bancorporation	8,644	449,488
Whitney Holding Corp.	19,305	396,911
Wilmington Trust Corp.	19,984	471,023

		11,593,547
BUILDING MATERIALS—0.86%
Armstrong World Industries Inc.	5,308	178,933
Lennox International Inc.	15,902	567,701

		746,634
CHEMICALS—2.32%
Cabot Corp.	15,018	402,933
Chemtura Corp.	71,421	465,665
Sensient Technologies Corp.	14,115	439,259
Valspar Corp. (The)	27,680	599,826
Westlake Chemical Corp.	5,686	99,562

		2,007,245
COMMERCIAL SERVICES—3.19%
ABM Industries Inc.	13,424	321,236
Advance America Cash Advance Centers Inc.	15,611	85,392
Avis Budget Group Inc.(a)	30,152	183,927
Convergys Corp.(a)	34,613	439,585
Deluxe Corp.	15,298	218,761
HealthSpring Inc.(a)	16,152	314,156
Kelly Services Inc. Class A	8,082	148,790
Kelly Services Inc. Class B	73	1,460
PHH Corp.(a)	16,135	249,931
Rent-A-Center Inc.(a)	19,905	421,986
United Rentals Inc.(a)(b)	15,178	245,580
Valassis Communications Inc.(a)	14,175	125,023

		2,755,827
COMPUTERS—0.65%
Imation Corp.	9,480	180,689
Unisys Corp.(a)	103,267	381,055

		561,744

DISTRIBUTION & WHOLESALE—1.18%
Tech Data Corp.(a)	15,748	549,133

WESCO International Inc.(a)	12,556	472,733

		1,021,866
DIVERSIFIED FINANCIAL SERVICES—1.09%
AmeriCredit Corp.(a)	34,149	299,487
Doral Financial Corp.(a)	1,387	19,265
Financial Federal Corp.	7,690	177,254
National Financial Partners Corp.	11,787	245,759
Piper Jaffray Companies(a)	5,587	198,338

		940,103
ELECTRIC—7.91%
ALLETE Inc.	7,660	326,010
Avista Corp.	15,698	355,089
Black Hills Corp.	11,444	369,298
CH Energy Group Inc.	4,696	170,230
Cleco Corp.	17,767	446,485
El Paso Electric Co.(a)	13,471	278,311
Empire District Electric Co. (The)	9,997	204,039
Great Plains Energy Inc.	35,063	885,690
Hawaiian Electric Industries Inc.	24,905	616,150
IDACORP Inc.	13,402	399,514
MGE Energy Inc.	6,487	227,759
NorthWestern Corp.	11,619	287,803
Otter Tail Corp.	7,901	358,231
PNM Resources Inc.	20,812	243,709
Portland General Electric Co.	18,605	437,031
UIL Holdings Corp.	6,819	213,298
UniSource Energy Corp.	10,456	319,431
Westar Energy Inc.	31,235	689,669

		6,827,747
ELECTRONICS—1.16%
Sanmina-SCI Corp.(a)	158,848	281,161
Vishay Intertechnology Inc.(a)	51,264	459,838
Watts Water Technologies Inc. Class A	8,725	257,736

		998,735
ENGINEERING & CONSTRUCTION—0.35%
Granite Construction Inc.	9,447	298,809

		298,809
ENTERTAINMENT—0.27%
Speedway Motorsports Inc.	4,115	79,461
Warner Music Group Corp.	18,082	150,804

		230,265
FOOD—2.63%
Chiquita Brands International Inc.(a)	12,880	197,708
Del Monte Foods Co.	59,313	503,567
Fresh Del Monte Produce Inc.(a)	13,357	281,566
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	10,400	165,464
Pilgrim’s Pride Corp.	14,526	177,072
Ruddick Corp.	12,560	388,858
Tootsie Roll Industries Inc.	6,931	181,246
TreeHouse Foods Inc.(a)	9,260	250,946
Weis Markets Inc.	3,352	127,342

		2,273,769
FOREST PRODUCTS & PAPER—2.63%
Louisiana-Pacific Corp.	31,078	262,920
P.H. Glatfelter Co.	13,356	195,265
Potlatch Corp.	11,626	541,423

Rock-Tenn Co. Class A	11,330	402,781
Smurfit-Stone Container Corp.(a)	75,605	431,705
Temple-Inland Inc.	26,900	437,125

		2,271,219
GAS—4.61%
Laclede Group Inc. (The)	6,028	255,647
New Jersey Resources Corp.	12,339	420,637
Nicor Inc.	13,383	532,911
Northwest Natural Gas Co.	7,924	358,561
Piedmont Natural Gas Co.	20,540	550,061
South Jersey Industries Inc.	8,744	326,151
Southwest Gas Corp.	12,825	370,642
Vectren Corp.	22,634	660,913
WGL Holdings Inc.	14,641	505,554

		3,981,077
HAND & MACHINE TOOLS—0.46%
Regal Beloit Corp.	9,518	397,376

		397,376
HEALTH CARE - PRODUCTS—0.85%
Hill-Rom Holdings Inc.	18,441	518,008
Invacare Corp.	9,195	216,358

		734,366
HEALTH CARE - SERVICES—1.64%
Apria Healthcare Group Inc.(a)	12,973	249,211
Health Management Associates Inc. Class A(a)	72,725	447,259
Kindred Healthcare Inc.(a)	9,579	258,346
LifePoint Hospitals Inc.(a)(b)	16,130	461,802

		1,416,618
HOME BUILDERS—1.37%
Hovnanian Enterprises Inc. Class A(a)(b)	17,010	119,580
KB Home	19,998	351,765
M.D.C. Holdings Inc.	10,736	445,759
Ryland Group Inc.	12,704	261,575

		1,178,679
HOME FURNISHINGS—0.72%
Ethan Allen Interiors Inc.	8,179	205,293
Furniture Brands International Inc.	10,893	129,300
Sealy Corp.(b)	13,181	90,026
Tempur-Pedic International Inc.(b)	21,057	197,725

		622,344
HOUSEHOLD PRODUCTS & WARES—1.10%
ACCO Brands Corp.(a)	15,893	136,203
American Greetings Corp. Class A	13,377	198,247
Blyth Inc.	7,892	114,829
Jarden Corp.(a)(b)	20,737	498,310

		947,589
INSURANCE—9.20%
Ambac Financial Group Inc.(b)	85,499	215,457
Argo Group International Holdings Ltd.(a)	9,144	311,262
Aspen Insurance Holdings Ltd.	22,083	560,687
Assured Guaranty Ltd.(b)	17,762	203,553
CNA Surety Corp.(a)	4,736	61,521
Conseco Inc.(a)	54,847	459,618
Delphi Financial Group Inc. Class A	12,421	309,904
Employers Holdings Inc.	14,800	263,736

Endurance Specialty Holdings Ltd.	15,925	487,305
FBL Financial Group Inc. Class A	3,918	81,690
Hanover Insurance Group Inc. (The)	15,368	659,595
Harleysville Group Inc.	4,080	145,370
Horace Mann Educators Corp.	12,126	168,066
Infinity Property and Casualty Corp.	4,875	217,230
IPC Holdings Ltd.	15,946	511,867
Max Capital Group Ltd.	14,061	330,012
MGIC Investment Corp.	36,975	236,640
Navigators Group Inc. (The)(a)	4,035	191,905
Phoenix Companies Inc. (The)	32,168	312,995
Platinum Underwriters Holdings Ltd.	14,574	526,121
RLI Corp.	5,804	317,014
Selective Insurance Group Inc.	15,945	344,412
State Auto Financial Corp.	4,110	118,820
United Fire & Casualty Co.	6,487	176,252
Universal American Corp.(a)	12,483	130,947
Validus Holdings Ltd.	9,574	218,383
Zenith National Insurance Corp.	11,100	381,951

		7,942,313
INTERNET—0.80%
CMGI Inc.(a)	14,494	177,407
EarthLink Inc.(a)	32,998	296,982
United Online Inc.	20,189	219,253

		693,642
LEISURE TIME—0.88%
Brunswick Corp.	26,107	336,780
Polaris Industries Inc.(b)	9,983	427,272

		764,052
LODGING—0.30%
Ameristar Casinos Inc.	7,046	92,796
Boyd Gaming Corp.	16,980	169,460

		262,256
MACHINERY—0.78%
Applied Industrial Technologies Inc.	11,559	308,856
Briggs & Stratton Corp.	14,736	199,525
NACCO Industries Inc.	1,621	163,721

		672,102
MANUFACTURING—2.09%
A.O. Smith Corp.	6,012	238,676
Carlisle Companies Inc.	18,189	556,402
EnPro Industries Inc.(a)	6,029	217,104
Federal Signal Corp.	14,364	206,411
Koppers Holdings Inc.	6,160	266,174
Lancaster Colony Corp.	6,187	201,139
Tredegar Corp.	7,317	119,852

		1,805,758
MEDIA—1.08%
Belo Corp. Class A	26,194	177,857
Hearst-Argyle Television Inc.	6,764	143,126
McClatchy Co. (The) Class A(b)	16,978	72,496
Meredith Corp.	11,052	282,489
Scholastic Corp.	9,803	252,819

		928,787
METAL FABRICATE & HARDWARE—0.85%
A.M. Castle & Co.	5,365	108,588

Mueller Industries Inc.	11,038	283,345
Worthington Industries Inc.	19,162	339,934

		731,867
MINING—0.85%
Compass Minerals International Inc.	9,654	729,842

		729,842
OFFICE & BUSINESS EQUIPMENT—0.32%
IKON Office Solutions Inc.	19,486	278,650

		278,650
OFFICE FURNISHINGS—1.25%
Herman Miller Inc.	16,857	440,642
HNI Corp.(b)	10,057	217,734
Knoll Inc.	14,703	227,014
Steelcase Inc. Class A	19,064	189,877

		1,075,267
OIL & GAS—1.19%
Alon USA Energy Inc.	3,865	33,162
Delek US Holdings Inc.	4,253	33,981
Stone Energy Corp.(a)	8,400	428,568
Swift Energy Co.(a)	9,098	462,360
Western Refining Inc.(b)	8,415	66,983

		1,025,054
OIL & GAS SERVICES—0.77%
Hercules Offshore Inc.(a)	26,635	665,076

		665,076
PACKAGING & CONTAINERS—0.52%
Graphic Packaging Holding Co.(a)	23,700	53,325
Silgan Holdings Inc.	7,484	395,305

		448,630
REAL ESTATE INVESTMENT TRUSTS—8.39%
Ashford Hospitality Trust Inc.	35,213	139,796
Brandywine Realty Trust	26,011	417,477
CBL & Associates Properties Inc.	19,767	383,875
Colonial Properties Trust	12,409	247,684
Equity One Inc.	11,168	215,654
FelCor Lodging Trust Inc.	18,286	146,105
First Industrial Realty Trust Inc.	13,204	327,327
Franklin Street Properties Corp.	19,053	233,780
Gramercy Capital Corp.	11,529	77,936
Healthcare Realty Trust Inc.	15,101	438,080
HRPT Properties Trust	67,083	470,252
Inland Real Estate Corp.	17,771	265,676
Lexington Realty Trust	17,079	245,938
Maguire Properties Inc.	11,021	118,917
Medical Properties Trust Inc.	19,808	219,671
MFA Mortgage Investments Inc.	57,145	368,585
National Health Investors Inc.	7,474	230,872
National Retail Properties Inc.(b)	21,719	459,140
Omega Healthcare Investors Inc.	20,623	356,159
Parkway Properties Inc.	4,547	160,464
Pennsylvania Real Estate Investment Trust	11,624	214,114
Redwood Trust Inc.(b)	9,004	196,557
Senior Housing Properties Trust	33,351	702,039
Sovran Self Storage Inc.	6,518	272,518
Strategic Hotels & Resorts Inc.	21,939	173,099
U-Store-It Trust	14,045	163,624

		7,245,339

RETAIL—6.81%
Barnes & Noble Inc.	11,240	265,938
BJ’s Wholesale Club Inc.(a)	17,797	667,921
Bob Evans Farms Inc.	9,244	264,748
Brown Shoe Co. Inc.	12,607	203,477
Cabela’s Inc. Class A(a)(b)	12,205	141,822
CBRL Group Inc.	6,596	159,425
Children’s Place Retail Stores Inc. (The)(a)	7,063	268,747
Circuit City Stores Inc.	42,335	85,517
Collective Brands Inc.(a)(b)	19,092	245,905
Dillard’s Inc. Class A(b)	18,187	183,871
Domino’s Pizza Inc.(a)	12,652	163,970
Foot Locker Inc.	46,617	702,052
Group 1 Automotive Inc.	6,786	133,345
Insight Enterprises Inc.(a)	13,966	178,206
OfficeMax Inc.	22,472	286,743
Penske Automotive Group Inc.	12,351	164,268
RadioShack Corp.	39,046	651,287
Regis Corp.	12,787	357,908
Rite Aid Corp.(a)	167,914	214,930
Sonic Automotive Inc.	8,592	86,521
Stage Stores Inc.	11,416	169,185
Zale Corp.(a)(b)	12,758	282,207

		5,877,993
SAVINGS & LOANS—1.37%
First Niagara Financial Group Inc.	32,648	456,746
Provident Financial Services Inc.	16,700	243,653
Washington Federal Inc.	25,809	480,047

		1,180,446
SEMICONDUCTORS—0.74%
Amkor Technology Inc.(a)	31,394	275,011
International Rectifier Corp.(a)	21,314	359,780

		634,791
SOFTWARE—0.43%
Acxiom Corp.	19,796	254,181
SYNNEX Corp.(a)	5,065	118,318

		372,499
TELECOMMUNICATIONS—1.65%
Anixter International Inc.(a)	9,257	629,754
Cincinnati Bell Inc.(a)	73,074	284,989
FairPoint Communications Inc.	26,741	185,583
Rural Cellular Corp. Class A(a)	3,057	137,443
SAVVIS Inc.(a)	11,653	187,963

		1,425,732
TEXTILES—0.23%
G&K Services Inc. Class A	5,941	202,232

		202,232
TOYS, GAMES & HOBBIES—0.21%
JAKKS Pacific Inc.(a)	8,421	185,094

		185,094
TRANSPORTATION—3.58%
Alexander & Baldwin Inc.	12,311	534,174
Arkansas Best Corp.	6,707	249,098
Atlas Air Worldwide Holdings Inc.(a)	3,970	191,076

Con-way Inc.	13,437	679,375
General Maritime Corp.	7,761	209,081
Navios Maritime Holdings Inc.	23,577	223,038
Ship Finance International Ltd.	11,838	352,062
Werner Enterprises Inc.	15,237	362,793
YRC Worldwide Inc.(a)(b)	17,004	287,368

		3,088,065
TRUCKING & LEASING—0.38%
AMERCO(a)	2,160	99,490
TAL International Group Inc.	5,115	129,410
Textainer Group Holdings Ltd.	5,311	99,422

		328,322
WATER—0.46%
American States Water Co.	5,137	185,548
California Water Service Group	5,759	211,586

		397,134

TOTAL COMMON STOCKS
(Cost: $99,611,732)		85,857,679

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.91%

MONEY MARKET FUNDS—4.91%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
2.56%(c)(d)	75,672	75,672
BGI Cash Premier Fund LLC
2.60%(c)(d)(e)	4,159,782	4,159,782

		4,235,454

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,235,454)		4,235,454

TOTAL INVESTMENTS IN SECURITIES—104.35%
(Cost: $103,847,186)		90,093,133
Other Assets, Less Liabilities—(4.35)%		(3,751,697)

NET ASSETS—100.00%		$86,341,436

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares Cohen & Steers Realty Majors, iShares Dow Jones EPAC Select Dividend, iShares Dow Jones Select Dividend, iShares Dow Jones Transportation Average, iShares Dow Jones U.S. Aerospace & Defense, iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Broker-Dealers, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Healthcare Providers, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Home Construction, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Insurance, iShares Dow Jones U.S. Medical Devices, iShares Dow Jones U.S. Oil Equipment & Services, iShares Dow Jones U.S. Oil & Gas Exploration & Production, iShares Dow Jones U.S. Pharmaceuticals, iShares Dow Jones U.S. Real Estate, iShares Dow Jones U.S. Regional Banks, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S., iShares Dow Jones U.S. Utilities Sector, iShares FTSE EPRA/NAREIT Asia, iShares FTSE EPRA/NAREIT Europe, iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S., iShares FTSE EPRA/NAREIT North America, iShares FTSE NAREIT Industrial/Office, iShares FTSE NAREIT Mortgage REITs, iShares FTSE NAREIT Real Estate 50, iShares FTSE NAREIT Residential, iShares FTSE NAREIT Retail, iShares KLD 400 Social, iShares KLD Select SocialSM, iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth and iShares Morningstar Small Value Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

Effective May 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following table summarizes the inputs used in valuing the Funds’ investments, as of July 31, 2008:

Investments in Securities
iShares Index Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total Fair Value
Cohen & Steers Realty Majors	$2,849,524,672	$—	$—		$2,849,524,672
Dow Jones EPAC Select Dividend	55,599,170	—	—		55,599,170
Dow Jones Select Dividend	4,774,717,768	—	—		4,774,717,768
Dow Jones Transportation Average	586,293,624	—	—		586,293,624
Dow Jones U.S. Aerospace & Defense	298,674,775	—	—		298,674,775
Dow Jones U.S. Basic Materials Sector	760,677,028	—	—		760,677,028
Dow Jones U.S. Broker-Dealers	279,426,681	—	—		279,426,681
Dow Jones U.S. Consumer Goods Sector	305,303,750	—	—		305,303,750
Dow Jones U.S. Consumer Services Sector	189,067,980	—	—		189,067,980
Dow Jones U.S. Energy Sector	1,083,763,201	—	—		1,083,763,201
Dow Jones U.S. Financial Sector	706,042,685	—	—		706,042,685
Dow Jones U.S. Financial Services	315,516,301	—	—		315,516,301
Dow Jones U.S. Healthcare Providers	121,016,723	—	—		121,016,723
Dow Jones U.S. Healthcare Sector	847,585,232	—	—		847,585,232
Dow Jones U.S. Home Construction	394,553,707	—	—		394,553,707
Dow Jones U.S. Industrial Sector	396,426,412	—	—		396,426,412
Dow Jones U.S. Insurance	38,537,737	—	—		38,537,737
Dow Jones U.S. Medical Devices	376,731,751	—	—		376,731,751
Dow Jones U.S. Oil Equipment & Services	372,056,463	—	—		372,056,463
Dow Jones U.S. Oil & Gas Exploration & Production	428,314,076	—	—		428,314,076
Dow Jones U.S. Pharmaceuticals	144,305,857	—	—		144,305,857
Dow Jones U.S. Real Estate	2,347,185,002	—	—		2,347,185,002
Dow Jones U.S. Regional Banks	168,280,449	—	—		168,280,449
Dow Jones U.S. Technology Sector	1,147,444,796	—	—		1,147,444,796
Dow Jones U.S. Telecommunications Sector	605,441,301	—	2		605,441,303
Dow Jones U.S.	556,845,438	—	0	(a)	556,845,438
Dow Jones U.S. Utilities Sector	738,517,818	—	—		738,517,818
FTSE EPRA/NAREIT Asia	14,451,978	—	—		14,451,978

FTSE EPRA/NAREIT Europe	4,095,877	—	—	4,095,877
FTSE EPRA/NAREIT Global Real Estate ex-U.S.	130,373,796	—	—	130,373,796
FTSE EPRA/NAREIT North America	4,503,216	—	—	4,503,216
FTSE NAREIT Industrial/Office	7,806,337	—	—	7,806,337
FTSE NAREIT Mortgage REITs	29,274,560	—	—	29,274,560
FTSE NAREIT Real Estate 50	18,238,414	—	—	18,238,414
FTSE NAREIT Residential	6,923,920	—	—	6,923,920
FTSE NAREIT Retail	5,314,466	—	—	5,314,466
KLD 400 Social	62,983,479	—	—	62,983,479
KLD Select SocialSM	123,873,055	—	—	123,873,055
Morningstar Large Core	190,103,164	—	—	190,103,164
Morningstar Large Growth	493,692,664	—	—	493,692,664
Morningstar Large Value	216,489,446	—	—	216,489,446
Morningstar Mid Core	120,316,384	—	—	120,316,384
Morningstar Mid Growth	495,485,586	—	—	495,485,586
Morningstar Mid Value	118,371,890	—	—	118,371,890
Morningstar Small Core	112,590,662	—	—	112,590,662
Morningstar Small Growth	81,231,223	—	—	81,231,223
Morningstar Small Value	90,093,133	—	—	90,093,133

(a)	Rounds to less than $1.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value, for the quarter ended July 31, 2008:

iShares Index Fund	Balance at Beginning of Period		(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Dow Jones EPAC Select Dividend	$209,653		$—	$(47,709)	$(161,944)	$—	$—		$—
Dow Jones U.S. Telecommunications Sector	2		—	—	—	—	2		—
Dow Jones U.S.	0	(a)	—	—	—	—	0	(a)	—
FTSE EPRA/NAREIT Europe	975		—	(169)	(806)	—	—		—
FTSE EPRA/NAREIT Global Real Estate ex-U.S.	473		—	(82)	(391)	—	—		—
FTSE EPRA/NAREIT North America	3		—	(3)	—	—	—		—

(a)	Rounds to less than $1.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of July 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cohen & Steers Realty Majors	$3,321,771,869	$48,076,448	$(520,323,645)	$(472,247,197)
Dow Jones EPAC Select Dividend	73,911,993	—	(18,312,823)	(18,312,823)
Dow Jones Select Dividend	5,992,688,560	244,980,482	(1,462,951,274)	(1,217,970,792)
Dow Jones Transportation Average	635,371,529	8,344,457	(57,422,362)	(49,077,905)
Dow Jones U.S. Aerospace & Defense	355,220,432	11,068,703	(67,614,360)	(56,545,657)
Dow Jones U.S. Basic Materials Sector	748,956,204	89,679,718	(77,958,894)	11,720,824
Dow Jones U.S. Broker-Dealers	330,567,990	11,742,489	(62,883,798)	(51,141,309)
Dow Jones U.S. Consumer Goods Sector	331,760,458	16,633,006	(43,089,714)	(26,456,708)
Dow Jones U.S. Consumer Services Sector	261,024,531	34,225	(71,990,776)	(71,956,551)
Dow Jones U.S. Energy Sector	1,008,701,265	103,213,672	(28,151,736)	75,061,936
Dow Jones U.S. Financial Sector	956,772,349	—	(250,729,664)	(250,729,664)
Dow Jones U.S. Financial Services	444,606,730	—	(129,090,429)	(129,090,429)
Dow Jones U.S. Healthcare Providers	165,722,995	165,084	(44,871,356)	(44,706,272)
Dow Jones U.S. Healthcare Sector	973,484,643	56,497,515	(182,396,926)	(125,899,411)
Dow Jones U.S. Home Construction	475,945,300	33,388,720	(114,780,313)	(81,391,593)
Dow Jones U.S. Industrial Sector	429,842,250	22,558,495	(55,974,333)	(33,415,838)
Dow Jones U.S. Insurance	52,993,843	411,277	(14,867,383)	(14,456,106)
Dow Jones U.S. Medical Devices	388,135,802	10,469,209	(21,873,260)	(11,404,051)
Dow Jones U.S. Oil Equipment & Services	359,297,732	21,365,199	(8,606,468)	12,758,731
Dow Jones U.S. Oil & Gas Exploration & Production	525,566,869	—	(97,252,793)	(97,252,793)
Dow Jones U.S. Pharmaceuticals	153,218,705	3,143,797	(12,056,645)	(8,912,848)
Dow Jones U.S. Real Estate	2,836,282,130	—	(489,097,128)	(489,097,128)
Dow Jones U.S. Regional Banks	217,271,674	2,694,684	(51,685,909)	(48,991,225)
Dow Jones U.S. Technology Sector	1,262,127,899	75,451,213	(190,134,316)	(114,683,103)
Dow Jones U.S. Telecommunications Sector	800,662,447	18,575,666	(213,796,810)	(195,221,144)
Dow Jones U.S.	531,136,983	102,581,927	(76,873,472)	25,708,455
Dow Jones U.S. Utilities Sector	724,367,897	48,446,788	(34,296,867)	14,149,921
FTSE EPRA/NAREIT Asia	17,380,119	—	(2,928,141)	(2,928,141)
FTSE EPRA/NAREIT Europe	4,978,622	—	(882,745)	(882,745)
FTSE EPRA/NAREIT Global Real Estate ex-U.S.	135,179,194	1,875,264	(6,680,662)	(4,805,398)
FTSE EPRA/NAREIT North America	4,940,171	30,568	(467,523)	(436,955)
FTSE NAREIT Industrial/Office	9,071,016	—	(1,264,679)	(1,264,679)
FTSE NAREIT Mortgage REITs	38,917,867	—	(9,643,307)	(9,643,307)
FTSE NAREIT Real Estate 50	23,364,876	182,875	(5,309,337)	(5,126,462)
FTSE NAREIT Residential	7,302,025	—	(378,105)	(378,105)
FTSE NAREIT Retail	6,591,452	—	(1,276,986)	(1,276,986)
KLD 400 Social	70,549,560	2,364,307	(9,930,388)	(7,566,081)
KLD Select SocialSM	132,185,219	6,335,411	(14,647,575)	(8,312,164)
Morningstar Large Core	196,856,467	10,725,003	(17,478,306)	(6,753,303)
Morningstar Large Growth	490,080,686	44,695,581	(41,083,603)	3,611,978
Morningstar Large Value	273,186,742	4,696,605	(61,393,901)	(56,697,296)
Morningstar Mid Core	129,795,827	2,791,246	(12,270,689)	(9,479,443)
Morningstar Mid Growth	534,578,096	15,037,187	(54,129,697)	(39,092,510)

Morningstar Mid Value	143,197,204	2,510,302	(27,335,616)	(24,825,314)
Morningstar Small Core	121,473,298	5,795,152	(14,677,788)	(8,882,636)
Morningstar Small Growth	88,171,265	4,197,720	(11,137,762)	(6,940,042)
Morningstar Small Value	105,131,297	3,022,243	(18,060,407)	(15,038,164)

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by certain Funds (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities, for the quarter ended July 31, 2008.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones EPAC Select Dividend
Barclays PLC	102	10	5	107	$716,680	$—	$(42,470)
Dow Jones Select Dividend
FirstMerit Corp.	4,338	70	332	4,076	80,223,552	1,258,757	(1,065,217)
Nicor Inc.	2,965	47	314	2,698	107,441,249	1,309,748	934,493
Provident Bankshares Corp.	2,561	82	198	2,445	22,248,899	269,807	(552,519)
Superior Industries International Inc.	1,566	25	119	1,472	24,853,922	246,664	(63,717)
Universal Corp.	1,688	27	129	1,586	81,869,268	733,948	442,016
Watsco Inc.	1,334	202	112	1,424	71,017,523	659,021	808,911
Dow Jones Home Construction
Beazer Homes USA Inc.	2,103	854	451	2,506	15,612,050	—	(13,390)
Cavco Industries Inc.	479	113	109	483	16,270,630	—	182,726
M/I Homes Inc.	912	211	239	884	16,760,043	21,246	1,289,232
Palm Harbor Homes Inc.	1,439	391	310	1,520	12,630,859	—	352,230
Skyline Corp.	505	121	107	519	13,523,578	83,702	(48,207)
Standard-Pacific Corp.	4,339	1,238	922	4,655	15,547,282	—	(337,656)
Standard-Pacific Corp. Rights When Issued	—	3,909	—	3,909	742,719	—	—
WCI Communities Inc.	3,374	—	—	3,374	3,980,803	—	—
Woodbridge Holdings Corp. Class A(a)	7,036	1,817	1,507	7,346	7,198,914	—	(600,738)

(a)	Prior to a name change on May 27, 2008, this security was known as the Levitt Corp. Class A.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of July 31, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: September 19, 2008

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: September 19, 2008